UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

2004 semiannual report

TIAA-CREF
Life Funds
Financial statements (unaudited)
including top holdings
June 30, 2004

growth equity	large-cap value
growth & income	small-cap equity
international equity	real estate securities
stock index	bond
social choice equity	money market

The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 and Separate Account VLI-1 to provide investors with periodic reports on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for the accounts are the TIAA-CREF Life Funds. The returns of the TIAA-CREF Life Funds shown here do not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Immediate Annuities contracts. Because of these additional deductions, the returns on the investment accounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

Performance Overview as of 6/30/2004

		Average Annual Compound Rates
		of Total Return
	Inception Date	1 year	Since Inception
Equities
Growth Equity Fund	4/3/2000	16.42%	-14.47%
Growth & Income Fund	4/3/2000	17.81	-6.18
International Equity Fund	4/3/2000	35.98	-7.01
Stock Index Fund	1/4/1999	20.36	1.05
Social Choice Equity Fund	4/3/2000	20.51	-3.56
Large-Cap Value Fund	10/28/2002	25.22	23.27
Small-Cap Equity Fund	10/28/2002	34.91	34.83
Real Estate Securities Fund	10/28/2002	24.84	29.25
Fixed Income			Total Return Since Inception
Bond Fund	7/8/2003		1.28%
Money Market Fund*	7/8/2003		1.01

Net Annualized Yield
(30-Day Period Ended 6/30/04)

Current
Bond	3.91%

Net Annualized Yield
(7-Day Period Ended 6/29/04)

	Current	Effective
Money Market*	1.12%	1.12%

*	Investments in the Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. We will attempt to maintain a stable net asset value of $1.00 per share of this fund, but it is possible to lose money by investing in this fund. The current yield more closely reflects current earnings than does the total return.

Due to market volatility, recent performance of the TIAA-CREF Life Funds may differ from the figures shown in the table above. For more current performance, including performance to the most recent month-end, visit www.tiaa-cref.org/lifefunds. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

A new way to look at your investments

To make it easier for investors to get meaningful information about their investments, the Securities and Exchange Commission (SEC) has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns and about proxy voting policies and procedures. This is our first report to follow these new rules.

     Beginning with this performance period, annual and semiannual reports will now list each fund’s 50 largest holdings, as well as any other holding that constitutes 1% or more of a fund’s investment portfolio. These are the holdings most likely to affect your investment results. We will continue to file a complete list of holdings with the SEC, and this will now be done on a quarterly basis, rather than semiannually, as in the past. To access this information easily, please see page 4.

     This semiannual report also contains a more detailed explanation of our funds’ expense charges, including examples that enable you to compare our expenses with those of any other U.S. variable annuities and mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page 6 for details.

     As always, you should carefully consider the investment objectives, risks, and charges and expenses of any fund before investing. Please visit the Web Center or call 800 223-1200 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of these reports at our Web Center, you can get your financial information more quickly—and in an electronic format that can be easily archived for future reference.

Contents
Report on TIAA-CREF Life Funds	2
More Information about the Report	4
Special Terms	4
Important Information about Expenses	6
Fund Performance
Growth Equity Fund	7
Growth & Income Fund	11
International Equity Fund	15
Stock Index Fund	19
Social Choice Equity Fund	23
Large-Cap Value Fund	27
Small-Cap Equity Fund	31
Real Estate Securities Fund	35
Bond Fund	39
Money Market Fund	43
Top Holdings	47
Financial Statements
Statements of Assets and Liabilities	86
Statements of Operations	90
Statement of Cash Flows	94
Statements of Changes in Net Assets	96
Financial Highlights	102
Notes to Financial Statements	110
Management	118
For More Information	Inside Back Cover
EX-99.CERT: CERTIFICATIONS
EX-99.906CERT: CERTIFICATIONS

Report on TIAA-CREF Life Funds

This report contains the performance and financial statements for the TIAA-CREF Life Funds for the six months ended June 30, 2004. The variable accounts of the Personal Annuity Select, the Lifetime Variable Select Annuities, the Single Premium Immediate Annuities, and the Flexible Premium Variable Universal Life policies invest in these funds.

     During the first six months of 2004, rising stock prices lost momentum after a period of extraordinary gains. In 2003 the Russell 3000® Index, which tracks the broad U.S. stock market, was up 31.06%. The MSCI World IndexSM, which tracks stocks in 23 nations, soared 33.11%.

     As of June 30 this year, the Russell’s return for 2004 was 3.59%, while the World Index posted a gain of 3.52%. Both six-month returns are the equivalent of an annual gain of more than 7%.

     Many factors contributed to this moderation in prices. Higher valuations made some stocks less attractive to investors. At the same time, higher interest rates and more expensive petroleum posed a threat to the U.S. recovery, and, in turn, to world trade.

     We know that investors are concerned about volatility in the markets and with good reason. During the three-year period that ended on December 31, 2003, the Russell 3000 posted annual returns of -11.46%, -21.54%, and 31.06%, sequentially. Performance in the bond market varied widely, too, during the years 2001- 2003, with returns of 8.44%, 10.26%, and 4.10% as measured by the Lehman Brothers U.S. Aggregate Index.

     Returns over a longer time frame, the 20 years from 1984 to 2003, show that a high level of volatility persisted.

2      2004 Semiannual Report TIAA-CREF Life Funds

The gray bars in the chart show the average annual return of the Russell 3000 in the four consecutive five-year periods from 1984 to 2003. Even over those longer periods, average annual returns for U.S. stocks ranged widely, from 0.37% to 22.26%.

     As TIAA-CREF has long maintained, diversification is the best tool for reducing the effects of market swings like this, although diversification does not guarantee against losses. A combination of U.S. stocks, foreign stocks, and bonds over the same periods produced a far more stable rate of return, ranging from 2.97% to 16.57%. In technical terms, the standard deviation of the combined portfolio was 11.70%, while that of stocks was a much higher 17.05%. And, over the entire 20-year period, the extra risk of a 100% allocation to U.S. equities would have earned an investor 0.90 percentage points more per year—at the cost of far greater volatility.

     Of course, no single asset allocation formula is right for everyone. Finding the best mix depends on many factors, including an investor’s age, time frame, other assets, and his or her attitude toward risk. At the TIAA-CREF Web Center (www.tiaa-cref.org), you can find a feature entitled “Investing Today,” which can help you find the right mix for your situation. Just use the “Publications” link at the top of our home page.

     The following pages provide a detailed explanation of how the TIAA-CREF Life Funds performed during the first half of 2004. Our equity funds were affected by the worldwide moderation in stock prices during the period. Returns ranged from 2.10% for the Growth Equity Fund to 7.34% for the Small-Cap Equity Fund. In a very tight fixed-income market, both the Bond Fund, up 0.61%, and the Money Market Fund, which gained 0.52%, topped their benchmarks.

     While recent investment results in many asset classes have been lackluster or disappointing, we continue to seek out new opportunities in every market in which we invest.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice President and
Chief Investment Officer

TIAA-CREF Life Funds 2004 Semiannual Report      3

More Information about the Report

Portfolio Listings

The SEC recently approved new rules intended to provide investors with more meaningful information about fund performance. Investment companies can now provide listings of the top holdings for each fund in their annual and semiannual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

For the periods ending June 30 and December 31, you can obtain a complete listing of the TIAA-Life Funds’ holdings on Form N-CSR:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;

•	at the SEC’s Public Reference Room by calling 800 SEC-0330;

•	from TIAA-CREF’s Web Center at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 223-1200 to request a copy, which will be provided free of charge.

For the periods ending March 31 and September 30, you can obtain a compete listing of the TIAA-CREF Life Funds’ holdings on Form N-Q.

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 223-1200 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the funds voted during the 12 months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

The three easy ways to contact us are by e-mail, using the Contact/Help link at the top of our home page, by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206, or by phone at 800 223-1200.

Fund Management

TIAA-CREF Life Funds are managed by Teachers Advisors, Inc.’s portfolio management teams, whose members are responsible for the day-to-day operations of the funds.

Special Terms

Agency securities bonds issued by U.S. government entities such as Fannie Mae (Federal National Mortgage Association).

4      2004 Semiannual Report TIAA-CREF Life Funds

Annuity An annuity is designed for retirement savings or for other long-term goals. It offers several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Asset-backed securities bonds backed by loans or by the outstanding amounts owed to a bank, credit card company, or other lender.

Benchmark (benchmark index) a group of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.

Commercial paper short-term debt obligations issued to investors by banks, corporations, and other borrowers. Maturities range from 1 to 270 days.

Expense ratio the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity the amount of time until a bond expires and the borrower is repaid in full.

Mortgage-backed securities bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), or other federal entities.

Overweight holdings A security is said to be “overweight” if the percentage of a fund invested in that security is larger than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holdings.”

Peer group a group of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance the return of a mutual fund in relationship to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed income”), or other investments.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holdings A security is said to be “underweight” if the percentage of a fund invested in that security is smaller than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may underweight those securities they think will produce smaller returns than the benchmark. See also “Overweight holdings.”

TIAA-CREF Life Funds 2004 Semiannual Report      5

Important Information about Expenses

D I S C L O S U R E

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

     The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable insurance and variable life contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

     The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.

     Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid during this period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses—which is not the fund’s actual return.

     Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6      2004 Semiannual Report TIAA-CREF Life Funds

Growth Equity Fund      Large-Cap Growth Stocks

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Growth Equity Fund returned 2.10% for the period, compared with 2.74% for its benchmark, the Russell 1000® Growth Index, and the 2.42% average return of similar funds, as measured by the Morningstar Large Growth category.

Stocks post small gains

After surging 29.75% in 2003, the large-cap stocks of the Russell 1000 Growth Index delivered only 0.79% in the first quarter of 2004 and 1.94% in the second. Its modest 2.74% six-month return trailed that of its value counterpart, the Russell 1000 Value Index, which gained 3.94%, following a 30.03% increase in 2003.

     The overall U.S. stock market, as measured by the Russell 3000® Index, rose 3.59% during the first half of the year. Its advance was led by the solid gains of the small-cap Russell 2000® Index, up 6.76%, and the Russell Midcap® Index, up 6.67%. (These two indexes are subsets of the Russell 3000.)

Fund contributors and detractors

The fund lagged its benchmark because of a number of stock selections that did not perform as anticipated. These included media giant Clear Channel Communications, software provider Intuit, and Novellus Systems, which manufactures parts for microprocessor makers. The fund had larger weightings of these stocks than the benchmark. Underweight holdings that included Yahoo, biotechnology company Biogen Idec, and AT&T Wireless also detracted from performance.

     These detractors were partly offset by positive contributions to relative performance from holdings such as online auctioneer eBay, Starwood Hotels, and St. Jude Medical, which makes heart valves and other surgical implants. The fund had larger weightings of these stocks than the benchmark. The fund also benefited from a holding in Monsanto, which is not included in the benchmark index, and from its below-benchmark weightings in firms such as Intel, the microprocessor maker; global media conglomerate Viacom; and Applied Materials, a supplier of products and services for semiconductor companies.

     The fund invested 3.88% of its total invested assets in foreign securities as of June 30, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. Also, due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

TIAA-CREF Life Funds 2004 Semiannual Report      7

Growth Equity Fund      Large-Cap Growth Stocks

Investment Objective

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
Growth Equity Fund	16.42%	-14.47%	2.10%	-48.55%
Benchmark:
Russell 1000 Growth Index[2]	17.88	-12.97	2.74	-44.60
Peer group:
Morningstar Large Growth	16.58	-11.69	2.42	-39.39

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 4/3/2000

[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

8      2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on April 3, 2000, would be worth $5,145 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 15.72%, for the quarter ended December 31, 2001.

Worst quarter: -22.60%, for the quarter ended March 31, 2001.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report      9

Growth Equity Fund      Large-Cap Growth Stocks

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,021.00	$1.21
5% annual hypothetical return	$1,000.00	$1,023.78 ‡	$1.22

†	Expenses Paid is based on the fund’s actual expense ratio of 0.12% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	4/3/2000
Net Assets (6/30/2004)	$27.94 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	93.93
Middle: $1 billion-$5 billion	6.07

Total	100.00

10      2004 Semiannual Report TIAA-CREF Life Funds

Growth & Income Fund      Large-Cap, Dividend-Paying Stocks

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Growth & Income Fund returned 2.64% for the period, compared with 3.44% for the fund’s benchmark, the S&P 500® Index, and the 2.78% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P 500 trails the broad market

After rising 28.68% in 2003, the large-cap stocks of the S&P 500 returned 1.69% in the first quarter of 2004 and 1.72% in the second. The Russell 3000® Index, which tracks domestic stocks of all sizes, had quarterly returns of 2.23% and 1.33% and posted a six-month gain of 3.59%. The Russell 3000 slightly outperformed the S&P 500 because of the solid gains of the small-cap Russell 2000® Index, up 6.76%, and the Russell Midcap® Index, up 6.67%. (These two indexes are subsets of the Russell 3000.)

Reasons for underperformance

The fund’s return trailed the benchmark’s because of several overweight holdings in companies that underperformed the index. Among these were Novellus, which manufactures parts for microprocessors, and Cisco Systems. Holdings in several stocks not listed in the index, including software provider Bea Systems and Canadian National Railway, also detracted from returns, as did below-benchmark weightings in several well-performing stocks such as General Electric and Yahoo.

     Positive contributions to relative performance came from overweight holdings such as Monsanto, PepsiCo, and St. Jude Medical, which makes heart valves and other surgical implants. The fund also benefited by selecting strong performers that did not appear in the benchmark, including French utilities operator Vinci and Royal Caribbean Cruises. Below-benchmark weightings in underperforming firms such as Intel and Hewlett Packard also helped relative performance.

     The fund invested 1.46% of its total invested assets in foreign securities as of June 30, 2004. (Please note that investing in foreign securities presents certain risks not associated with domestic investments, such as currency fluctuation and political and economic changes. Also, due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

TIAA-CREF Life Funds 2004 Semiannual Report      11

Growth & Income Fund      Large-Cap, Dividend-Paying Stocks

Investment Objective

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities

The Fund’s Benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
Growth & Income Fund	17.81%	-6.18%	2.64%	-23.76%
Benchmark:
S&P 500® Index	19.11	-4.78	3.44	-18.81
Peer group:
Morningstar Large Blend	17.63	-4.57	2.78	-17.08

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 4/3/2000

12      2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on April 3, 2000, would be worth $7,624 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 14.09%, for the quarter ended June 30, 2003.

Worst quarter: -16.56%, for the quarter ended September 30, 2002.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report      13

Growth & Income Fund      Large-Cap, Dividend-Paying Stocks

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,026.40	$1.22
5% annual hypothetical return	$1,000.00	$1,023.78 ‡	$1.22

†	Expenses Paid is based on the fund’s actual expense ratio of 0.12% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	4/3/2000
Net Assets (6/30/2004)	$45.35 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	94.96
Middle: $1 billion-$5 billion	4.81
Small: Under $1 billion	0.23

Total	100.00

14      2004 Semiannual Report TIAA-CREF Life Funds

International Equity Fund Foreign Stocks

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The International Equity Fund returned 5.36% for the period, outperforming both the 4.56% return of the fund’s benchmark, the Morgan Stanley EAFE® Index, and the 3.12% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stock prices level off

In the first quarter, the EAFE’s results were driven by a 15.14% surge in its Japan component. European results were much weaker: British stocks, the best-performing in Europe, gained only 1.81%, and the EAFE returned 4.34% for the quarter.

     Second-quarter gains were constrained by relatively high valuations and by worries about rising interest rates. Even so, the EAFE advanced 2.41%, as denominated in local currencies, versus the 1.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. With the pound, the euro, and the yen all down against the dollar, however, the EAFE’s second-quarter gain was trimmed to 0.22% in dollar terms.

Stock selections beat the benchmark

The fund’s returns exceeded the benchmark’s because of successful stock selection in both the European and Asia-Pacific regions.

     The European segment benefited from holdings such as Reckitt Benckiser, a British consumer products company; Nobel Biocare Holding, a Swedish dental implant company; and Puma, a German athletic goods manufacturer. Detractors from relative performance included holdings in British food service company Compass Group and Swiss temporary help company Adecco.

     Relative performance in the Asia-Pacific segment was helped by several Japanese holdings, including internet software company Access and financial services company Orient, two firms that did not appear in the EAFE Index as of June 30. The fund also benefited from underweight positions in companies such as telecommunications company NTT DoCoMo and overweight holdings in such firms as Daido Life Insurance Company.

     Detractors from relative performance included underweight holdings in companies such as Mizuho Financial Group, and overweight positions in firms such as Shin-Etsu Chemical and Shinsei Bank. These three companies are based in Japan.

     (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

TIAA-CREF Life Funds 2004 Semiannual Report      15

International Equity Fund      Foreign Stocks

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
International Equity Fund	35.98%	-7.01%	5.36%	-26.57%
Benchmark:
Morgan Stanley EAFE Index	32.37	-4.45	4.56	-17.60
Peer group:
Morningstar Foreign Large Blend	27.79	-6.46	3.12	-23.69

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 4/3/2000

16      2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on April 3, 2000, would be worth $7,343 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 18.58%, for the quarter ended December 31, 2003.

Worst quarter: -19.22%, for the quarter ended September 30, 2002.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report      17

International Equity Fund      Foreign Stocks

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,053.60	$1.44
5% annual hypothetical return	$1,000.00	$1,023.58 ‡	$1.42

†	Expenses Paid is based on the fund’s actual expense ratio of 0.14% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Diversification Among World Markets

Percent of
Country	Net Assets
United Kingdom	23.76
Japan	23.76
Switzerland	12.84
France	9.52
Germany	8.15
Australia	4.49
Netherlands	4.01
Italy	3.72
14 others	9.75

Total	100.00

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	79.25
Middle: $1 billion-$5 billion	16.52
Small: Under $1 billion	4.23

Total	100.00

Fund Facts

Inception Date	4/3/2000
Net Assets (6/30/2004)	$48.27 million

18      2004 Semiannual Report TIAA-CREF Life Funds

Stock Index Fund      U.S. Stocks

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Stock Index Fund gained 3.59% for the period, matching the 3.59% return of its benchmark, the Russell 3000® Index, and topping the 2.78% average return of similar funds, as measured by the Morningstar Large Blend category.

Stocks slow down

Stocks delivered double-digit returns in the fourth quarter of 2003, but then their prices began to moderate. During the first quarter of 2004, the Russell 3000 gained 2.23%, a modest appreciation that masked a highly volatile trading period. Persistently high unemployment numbers slowed the advance, and the market was jolted in March by the Madrid bombing.

     In the second quarter, the Russell 3000 added only 1.33% despite plenty of positive economic news, which included surging corporate profits, record home sales, and rising employment numbers. However, fears of terrorism, worries over the handover of power in Iraq, and concerns about rising interest rates tempered returns. The benchmark’s return for the first half of 2004 trailed the 4.56% gain of the Morgan Stanley EAFE® Index, which tracks stocks in Europe and the Pacific region, including Australia and New Zealand.

Value stocks and small caps performed best

For the six-month period, value stocks outperformed growth stocks. The Russell 3000 Value Index, which tracks value stocks of all sizes, gained 4.23%, while its growth counterpart, the Russell 3000 Growth Index, returned 2.96%. Across companies of various sizes, the small-cap stocks of the Russell 2000® Index increased 6.76%, edging out the Russell Midcap® Index, up 6.67%, and more than doubling the return of the predominantly large-cap Russell 1000® Index, up 3.33%.

     Within the benchmark Russell 3000, industry segment returns ranged from 19.8% for non-petroleum energy companies to -1.7% for the technology sector.

     (Although the Stock Index Fund attempts to track closely the investment performance of its benchmark index, it does not duplicate the composition of that index. Also, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.)

TIAA-CREF Life Funds 2004 Semiannual Report      19

Stock Index Fund      U.S. Stocks

Investment Objective

Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]
Stock Index Fund	20.36%	-1.06%	1.05%	3.59%	-5.20%	5.94%
Benchmark:
Russell 3000 Index[2]	20.46	-1.07	0.98	3.59	-5.24	5.52
Peer group:
Morningstar Large Blend	17.63	-1.76	0.39	2.78	-8.49	3.45

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 1/4/1999

[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

20      2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on January 4, 1999, would have grown to $10,594 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 16.13%, for the quarter ended June 30, 2003.

Worst quarter: -17.05%, for the quarter ended September 30, 2002.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report      21

Stock Index Fund      U.S. Stocks

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

      The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Stock Index Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,035.90	$0.31
5% annual hypothetical return	$1,000.00	$1,024.70 ‡	$0.30

     † Expenses Paid is based on the fund’s actual expense ratio of 0.03% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

     ‡ Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	1/4/1999
Net Assets (6/30/2004)	$132.50 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	80.52
Middle: $1 billion-$5 billion	14.88
Small: Under $1 billion	4.60

Total	100.00

22      2004 Semiannual Report TIAA-CREF Life Funds

Social Choice Equity Fund      Socially Screened Stocks

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Social Choice Equity Fund returned 4.66% for the period, outperforming both the 3.59% return of its benchmark, the Russell 3000® Index, and the 2.78% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as does the fund.

A boost from screened companies

The fund’s performance benefited from the fact that its social screens excluded several stocks that significantly underperformed the index during the period. Among these were Pfizer, Viacom, and Citigroup. The positive effects of its screens were partly offset by the exclusion of other stocks that did well during the period, including ExxonMobil, ChevronTexaco, and General Electric.

Selected holdings adjusted to control risk

Because the social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical methods to ensure that the risk characteristics of the portfolio closely track those of the index. One technique is to overweight or underweight certain stocks relative to each one’s size within the Russell 3000.

     During the period, overweight holdings in Procter & Gamble, PepsiCo, Illinois Tool Works, and Valero Energy helped relative performance, while an underweight in Bank of America and an overweight in Intel detracted. (Because its social screens exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.)

TIAA-CREF Life Funds 2004 Semiannual Report      23

Social Choice Equity Fund      Socially Screened Stocks

Investment Objective

Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
Social Choice Equity Fund	20.51%	-3.56%	4.66%	-14.28%
Benchmark:
Russell 3000 Index[2]	20.46	-4.16	3.59	-16.53
Peer group:
Morningstar Large Blend	17.63	-4.57	2.78	-17.08

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 4/3/2000

[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

24      2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,572 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 16.40%, for the quarter ended June 30, 2003.

Worst quarter: -16.46%, for the quarter ended September 30, 2002.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report      25

Social Choice Equity Fund      Socially Screened Stocks

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,046.60	$0.31
5% annual hypothetical return	$1,000.00	$1,024.70 ‡	$0.30

†	Expenses Paid is based on the fund’s actual expense ratio of 0.03% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	4/3/2000
Net Assets (6/30/2004)	$26.69 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	82.78
Middle: $1 billion-$5 billion	12.21
Small: Under $1 billion	5.01

Total	100.00

26      2004 Semiannual Report TIAA-CREF Life Funds

Large-Cap Value Fund Large-Cap Value

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Large-Cap Value Fund gained 5.00% for the period, topping both the 3.94% return for its benchmark, the Russell 1000® Value Index, and the 3.46% average return of similar funds, as measured by the Morningstar Large Value category.

Value trumps growth

For the first half of 2004, value stocks as a group outperformed growth stocks, as they did in the last quarter of 2003. The Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 4.23%, while its growth counterpart, the Russell 3000 Growth Index, increased 2.96%.

     Company size, however, continued to matter more than growth-value distinctions. Among value stocks, the 3.94% return of the predominantly large-cap Russell 1000 Value Index trailed both the 7.17% increase in the Russell Midcap® Value Index and the 7.83% rise of the small-cap Russell 2000® Value Index. In general, returns were a far cry from 2003, when large-cap value issues gained 30.03%.

Stock picks beat the benchmark

The fund’s superior performance versus the benchmark during the six-month period resulted from successful stock selection across a variety of industries. Top performers were Monsanto, Aetna, and energy company TXU, all of which outperformed the benchmark. Returns were helped by investments in companies not included in the index as of June 30, such as retailers American Eagle Outfitters and Talbots.

     The positive effect of those holdings was partly offset by positions in companies such as network storage producer Emulex and Altria, the parent company of Philip Morris. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including AT&T Wireless and Motorola, also detracted from returns, as did a number of holdings outside the index, such as business software maker Manugistics and home mortgage provider Fannie Mae.

     The fund invested 2.18% of its total invested assets in foreign securities. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. Also, the fund is subject to style risk in that value investing may fall out of favor with investors.)

TIAA-CREF Life Funds 2004 Semiannual Report 27

Large-Cap Value Fund Large-Cap Value

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
Large-Cap Value Fund	25.22%	23.27%	5.00%	42.18%
Benchmark:
Russell 1000 Value Index[2]	21.13	20.27	3.94	36.41
Peer group:
Morningstar Large Value	19.70	18.96	3.46	33.86

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 10/28/2002

[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

28 2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on October 28, 2002, would have grown to $14,218 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 18.54%, for the quarter ended June 30, 2003.

Worst quarter: -5.76%, for the quarter ended March 31, 2003.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report 29

Large-Cap Value Fund   Large-Cap Value

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,050.00	$1.23
5% annual hypothetical return	$1,000.00	$1,023.78‡	$1.22

†	Expenses Paid is based on the fund’s actual expense ratio of 0.12% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	10/28/2002
Net Assets (6/30/2004)	$32.16 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	85.67
Middle: $1 billion-$5 billion	12.18
Small: Under $1 billion	2.15

Total	100.00

30   2004 Semiannual Report  TIAA-CREF Life Funds

Small-Cap Equity Fund   Small-Cap Blend

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Small-Cap Equity Fund returned 7.34%, topping the 6.76% return of its benchmark, the Russell 2000® Index, and the 7.11% average return of similar funds, as measured by the Morningstar Small Blend category.

Small caps lead the market

The small-cap stocks tracked by the Russell 2000 outpaced stocks of other cap sizes during the six-month period: the predominantly large-cap Russell 1000® Index rose just 3.33%, and the Russell Midcap® Index returned 6.67%. The Russell 2000 nearly doubled the 3.59% gain of the Russell 3000® Index, which measures the overall domestic stock market.

     Among small caps, value topped growth in both quarters, returning 7.83% for the six-month period, versus the 5.68% return of growth issues. While substantial, none of these gains came near to matching small caps’ extraordinary performance in 2003, when the Russell 2000 surged 47.25%.

Astute stock selection beats the benchmark

The fund’s return topped the benchmark primarily because of successful stock selection across a variety of industries. Top performers during the period included Patina Oil & Gas, Tenneco Automotive, Noven Pharmaceuticals, US Oncology, home builder Champion Enterprises, and Sohu, a network of Chinese Internet sites.

     The positive effect of those holdings was partly offset by lower-than-expected returns from several other stocks including semiconductor designer ESS Technology, customer management firm TeleTech Holdings, and Tower Automotive. Underweight holdings in firms such as OSI Pharmaceuticals and global communications systems equipment supplier Andrew Corporation hampered returns.

     (Please note that small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

TIAA-CREF Life Funds   2004 Semiannual Report   31

Small-Cap Equity Fund   Small-Cap Blend

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
Small-Cap Equity Fund	34.91%	34.83%	7.34%	65.32%
Benchmark:
Russell 2000 Index[2]	33.37	33.28	6.76	62.14
Peer group:
Morningstar Small Blend category	33.12	30.61	7.11	56.86

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 10/28/2002

[2]	Russell 2000 is a trademark and service mark of the Frank Russell Company.

32   2004 Semiannual Report   TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on October 28, 2002, would have grown to $16,532 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 23.74%, for the quarter ended June 30, 2003.

Worst quarter: -4.22%, for the quarter ended March 31, 2003.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report   33

Small-Cap Equity Fund   Small-Cap Blend

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,073.40	$0.52
5% annual hypothetical return	$1,000.00	$1,024.49‡	$0.51

†	Expenses Paid is based on the fund’s actual expense ratio of 0.05% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	10/28/2002
Net Assets (6/30/2004)	$37.25 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	0.01
Middle: $1 billion-$5 billion	39.79
Small: Under $1 billion	60.20

Total	100.00

34   2004 Semiannual Report TIAA-CREF Life Funds

Real Estate Securities Fund   Real Estate

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Real Estate Securities Fund gained 4.83% for the period, trailing the 6.96% return of its benchmark, the Wilshire Real Estate Securities Index, and the 5.51% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

A turbulent market

During the first half of 2004, the real estate investment trusts (REITs) in which the fund invests experienced a level of volatility unprecedented since the modern REIT era began in 1992. The rally in these securities that began in March 2003 pushed the fund’s benchmark up 52.15% as of March 31, 2004. Much of this upward movement resulted from yield-oriented investors abandoning bonds for REITs.

     A strong jobs report on April 1 sent bond yields climbing, and many investors moved funds out of REITs and into bonds. By May 10, REITs were down more than 17%. The market rebounded during the next seven weeks as bond yields moderated, and the benchmark ended the period off just 4.60% for the second quarter and still positive year to date.

The fund takes a defensive stance

Despite the strong performance in REITs through the first quarter, fundamental factors in the real estate industry remained weak, with vacancy rates relatively high in many sectors. With this in mind, the fund’s managers took defensive positions, including greater exposure to preferred stocks and investments in properties with shorter lease terms. This strategy worked well during the initial plunge in REITs prices, and the fund led the index by two percentage points on May 10.

     However, when the market bounced back sooner than expected, this defensive stance kept the fund from matching the full upswing in the benchmark. In addition, the fund had overweight positions, relative to the benchmark, in the underperforming retail and health care sectors. During the rebound of May and June, the best returns came from the apartment and office sectors, in which the fund had underweight holdings.

     Throughout the period, the fund maintained a portfolio broadly diversified among nine real estate sectors and across all three cap sizes. (The Real Estate Securities Fund, however, is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liability.)

TIAA-CREF Life Funds 2004 Semiannual Report   35

Real Estate Securities Fund   Real Estate

Investment Objective

Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry

The Fund’s Benchmark

The Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]
Real Estate Securities Fund	24.84%	29.25%	4.83%	53.96%
Benchmark:
Wilshire Real Estate Securities Index	29.21	29.70	6.96	54.87
Peer group:
Morningstar Specialty Real Estate	26.57	28.18	5.51	51.68

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 10/28/2002

36   2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on October 28, 2002, would have grown to $15,396 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 14.26%, for the quarter ended June 30, 2003.

Worst quarter: -6.09%, for the quarter ended June 30, 2004.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report   37

Real Estate Securities Fund   Real Estate

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,048.30	$1.23
5% annual hypothetical return	$1,000.00	$1,023.78‡	$1.22

†	Expenses Paid is based on the fund’s actual expense ratio of 0.12% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	10/28/2002
Net Assets (6/30/2004)	$40.32 million

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	19.34
Middle: $1 billion-$5 billion	34.77
Small: Under $1 billion	45.89

Total	100.00

38   2004 Semiannual Report TIAA-CREF Life Funds

Bond Fund   Intermediate-Term Bonds

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Bond Fund returned 0.61% for the period, far outpacing the 0.15% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the -0.17% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

     Investor demand for bonds increased in the first quarter, as momentum from last year’s stock market rally slowed on news of continued high unemployment. The Lehman index rose 2.66%.

     By the second quarter, reports of greater jobs growth, plus a substantial rise in the Consumer Price Index, convinced many bond investors that the economy was heating up. Bond yields rose, sending bond prices—which move inversely to yields—downward. In one of its worst quarters in a decade, the Lehman index sank 2.44%.

TIPS overtake corporate bonds

Demand for U.S. Treasury inflation-protected securities (TIPS) increased during the period, and they outperformed all other fixed-income sectors, including corporate bonds, which had produced the best returns during 2003. The performance of lower-quality issues (triple-B-rated) and mortgage- and asset-backed securities remained positive. The yield of the 10-year Treasury note varied widely, from 4.25% at the start of the year, to 3.82% after three months, to 4.57% by the end of June.

Defensive strategies limit gains

Keeping the fund’s duration close to the benchmark’s helped performance in the first quarter, when interest rates fell. However, a defensive position throughout the period in mortgage-backed securities of shorter duration—our attempt to counter rising interest rates—did not work as anticipated, nor did an overweight position in corporate bonds, which generally perform well in a rising-rate environment.

     The fund’s overall option-adjusted duration—a measure of the portfolio’s sensitivity to interest-rate changes—was 4.36 years as of June 30, 2004, versus 4.77 for the benchmark. Keeping the fund’s duration close to that of the benchmark index helps mitigate the risk that the fund will underperform the index. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.)

TIAA-CREF Life Funds 2004 Semiannual Report   39

Bond Fund   Intermediate-Term Bonds

Investment Objective

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities

The Fund’s Benchmark

The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. You cannot invest directly in this index.

Performance as of 6/30/2004

	Total Return*
		since
	6 months	inception[1]
Bond Fund	0.61%	1.28%
Benchmark:
Lehman Brothers U.S. Aggregate Index	0.15	0.84
Peer group:
Morningstar Intermediate-Term Bond	-0.17	0.73

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 7/8/2003

40   2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,128 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 2.75%, for the quarter ended March 31, 2004.

Worst quarter: -2.08%, for the quarter ended June 30, 2004.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report   41

Bond Fund   Intermediate-Term Bonds

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,006.10	$0.50
5% annual hypothetical return	$1,000.00	$1,024.49‡	$0.51

†	Expenses Paid is based on the fund’s actual expense ratio of 0.05% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Risk Characteristics*:

Bond Fund vs. Benchmark (as of 6/30/2004)

		Option-Adjusted
	Average Maturity	Duration
	(In Years)	(In Years)
Bond Fund	6.38	4.36
Lehman Brothers U.S. Aggregate Index	7.47	4.77

*	As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package

Fund Facts

Inception Date	7/8/2003
Net Assets (6/30/2004)	$53.97 million

Holdings by Market Sector (as of 6/30/2004)

Mortgage-backed securities*	36.2%
U.S. government securities	36.8
Corporate bonds	23.0
Money market instruments	4.0

Total	100.0%

*	Includes government-backed, private-label, and asset-backed securities

About Duration

Duration indicates the sensitivity of a bond to changes in interest rates and is measured in years: the lower the duration, the lower the bond’s potential volatility. In order to minimize risk, we seek to keep the fund’s average duration similar to the benchmark’s.

42   2004 Semiannual Report TIAA-CREF Life Funds

Money Market Fund   Cash Equivalents

D I S C U S S I O N

Performance in the six months ended June 30, 2004

The Money Market Fund returned 0.52% for the period, topping the 0.26% return of its benchmark, the iMoneyNet Money Fund Report AveragesTM-All Taxable.

     The period began with the short-term federal funds interest rate at a historically low 1%. (This rate is the one commercial U.S. banks charge one another for overnight loans.) Following forecasts of higher jobs growth, February’s employment report disappointed investors; the Federal Reserve left interest rates unchanged. However, with reports of strong jobs growth in March and April-and other signs as the second quarter progressed that the economy was heating up-the Fed raised the federal funds rate to 1.25% on June 30.

A tight market

During the first quarter, the London Interbank Offered Rate (LIBOR) curve was relatively flat, and spreads between short-term instruments remained tight. (The LIBOR is the interest rate that banks charge one another to borrow money on the London market and is the most widely used benchmark for short-term interest rates.)

     With the supply of high-quality commercial paper limited (mostly due to regulatory factors), there were few opportunities to exceed benchmark returns during most of the period. However, as a Fed rate increase became more of a certainty during the second quarter, the LIBOR jumped, and supply increased.

Asset allocations add value

Because of the shortage of high-quality offerings, the fund continued to invest fairly heavily in government agency securities, which made up approximately 51% of its holdings. The other 49% of the fund’s holdings was invested in commercial paper, distributed almost equally between corporate and asset-backed securities.

     Anticipating a rate increase, many money managers began favoring securities with shorter maturities. At the end of the second quarter, the fund’s weighted average maturity was 46 days, down from a high of 62 days earlier in the period, and the weighted average maturity of the benchmark was 46 days.

A schedule of investments is available

We have not included a list of the portfolio’s 50 largest holdings in this report because the portfolio contains a large number of relatively small holdings and a summary of them would not provide a representative view of the fund’s investments.

     A complete schedule of investments for the Money Market Fund is available without charge, on request, by calling TIAA-CREF at 800 223-1200. It can be accessed electronically at www.tiaa-cref.org, by using the “Publications” link at the top of our home page, or by visiting the SEC’s Web site at www.sec.gov.

TIAA-CREF Life Funds 2004 Semiannual Report   43

Money Market Fund   Cash Equivalents

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

The Fund’s Benchmark

The iMoneyNet Money Fund Report AveragesTM-All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest directly in this index.

Net Annualized Yield (for the 7 days ending 6/29/2004)

	Current Yield	Effective Yield
Money Market Fund	1.12%	1.12%
iMoneyNet Money Fund Report Averages- All Taxable	0.59%	0.59%

Average Maturity (as of 6/29/2004)

Days
Money Market Fund	46
iMoneyNet Money Fund Report Averages-All Taxable	46

Performance as of 6/30/2004

	Total Return*
		since
	6 months	inception[1]
Money Market Fund	0.52%	1.01%
Benchmark:
iMoneyNet Money Fund Report Averages-All Taxable	0.26	0.53

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds.

[1]	Inception date: 7/8/2003

An investment in the Money Market Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

44   2004 Semiannual Report TIAA-CREF Life Funds

P E R F O R M A N C E

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,101 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Best quarter: 0.26%, for the quarter ended June 30, 2004.

Worst quarter: 0.23%, for the quarter ended September 30, 2003.

*	Partial year

TIAA-CREF Life Funds 2004 Semiannual Report   45

Money Market Fund   Cash Equivalents

P E R F O R M A N C E

Fund Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04-6/30/04)
Actual return	$1,000.00	$1,005.20	$0.30
5% annual hypothetical return	$1,000.00	$1,024.70‡	$0.30

†	Expenses Paid is based on the fund’s actual expense ratio of 0.03% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	7/8/2003
Net Assets (6/30/2004)	$24.61 million

Asset Allocation (as of 6/30/2004)

Percent of
Net Assets
Commercial Paper	48.8
U.S. Government and Agency Securities	51.2

Total	100.0

46   2004 Semiannual Report TIAA-CREF Life Funds

Growth Equity Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PREFERRED STOCKS
PRINTING AND PUBLISHING

News Corp Ltd (Spon ADR)	8,022	$263,763	0.94%

TOTAL PRINTING AND PUBLISHING		263,763	0.94

TOTAL PREFERRED STOCKS	(Cost $255,013)	263,763	0.94

COMMON STOCKS
APPAREL AND ACCESSORY STORES

Gap, Inc	12,011	291,267	1.04

TOTAL APPAREL AND ACCESSORY STORES		291,267	1.04

APPAREL AND OTHER TEXTILE PRODUCTS		163,465	0.59

BUILDING MATERIALS AND GARDEN SUPPLIES

Lowe’s Cos	8,767	460,706	1.65

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		460,706	1.65

BUSINESS SERVICES

Microsoft Corp	28,854	824,070	2.95

* Oracle Corp	25,049	298,835	1.07

SAP AG. (Spon ADR)	9,515	397,822	1.42

* Symantec Corp	6,525	285,665	1.02

* Yahoo!, Inc	7,746	281,412	1.01

Other Securities		786,042	2.81

TOTAL BUSINESS SERVICES		2,873,846	10.28

CHEMICALS AND ALLIED PRODUCTS

* Amgen, Inc	3,736	203,874	0.73

* Biogen Idec, Inc	3,991	252,431	0.90

* Forest Laboratories, Inc	6,237	353,201	1.26

* Genentech, Inc	4,766	267,849	0.96

* Gilead Sciences, Inc	5,253	351,951	1.26

* IVAX Corp	8,404	201,612	0.72

Lilly (Eli) & Co	7,185	502,303	1.80

Pfizer, Inc	41,469	1,421,557	5.09

Procter & Gamble Co	20,440	1,112,754	3.98

Other Securities		698,972	2.50

TOTAL CHEMICALS AND ALLIED PRODUCTS		5,366,504	19.20

COMMUNICATIONS		127,544	0.46

DEPOSITORY INSTITUTIONS

Citigroup, Inc	4,427	205,856	0.74

Other Securities		189,969	0.68

TOTAL DEPOSITORY INSTITUTIONS		395,825	1.42

EATING AND DRINKING PLACES		111,607	0.40

EDUCATIONAL SERVICES

* Apollo Group, Inc (Class A)	3,495	308,574	1.10

TOTAL EDUCATIONAL SERVICES		308,574	1.10

TIAA-CREF Life Funds 2004 Semiannual Report     47
SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

ELECTRIC, GAS, AND SANITARY SERVICES		$57,162	0.20%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT

Intel Corp	27,051	746,608	2.67

Maxim Integrated Products, Inc	5,744	301,100	1.08

Motorola, Inc	26,900	490,925	1.76

* Novellus Systems, Inc	6,869	215,961	0.77

Qualcomm, Inc	7,825	571,069	2.04

Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	50,945	423,353	1.52

Other Securities		322,337	1.15

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		3,071,353	10.99

ENGINEERING AND MANAGEMENT SERVICES

* Accenture Ltd (Class A)	12,421	341,329	1.22

Monsanto Co	8,960	344,960	1.23

Other Securities		21,173	0.08

TOTAL ENGINEERING AND MANAGEMENT SERVICES		707,462	2.53

FABRICATED METAL PRODUCTS		33,945	0.12

FOOD AND KINDRED PRODUCTS

PepsiCo, Inc	11,568	623,284	2.23

Other Securities		501,251	1.79

TOTAL FOOD AND KINDRED PRODUCTS		1,124,535	4.02

FURNITURE AND FIXTURES		20,795	0.07

FURNITURE AND HOME FURNISHINGS STORES		130,615	0.47

GENERAL MERCHANDISE STORES

Target Corp	8,802	373,821	1.34

Wal-Mart Stores, Inc	9,416	496,788	1.78

Other Securities		181,079	0.65

TOTAL GENERAL MERCHANDISE STORES		1,051,688	3.77

HEALTH SERVICES

* Express Scripts, Inc	4,323	342,511	1.23

Health Management Associates, Inc (Class A)	9,916	222,317	0.80

TOTAL HEALTH SERVICES		564,828	2.03

HOTELS AND OTHER LODGING PLACES

Starwood Hotels & Resorts Worldwide, Inc	7,618	341,667	1.22

TOTAL HOTELS AND OTHER LODGING PLACES		341,667	1.22

INDUSTRIAL MACHINERY AND EQUIPMENT

3M Co	5,765	518,908	1.86

* Cisco Systems, Inc	44,010	1,043,037	3.73

* Dell, Inc	20,353	729,044	2.61

Other Securities		653,345	2.34

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		2,944,334	10.54

48    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

INSTRUMENTS AND RELATED PRODUCTS

Guidant Corp	4,802	$268,336	0.96%

Medtronic, Inc	12,041	586,638	2.10

* St. Jude Medical, Inc	5,664	428,482	1.53

* Zimmer Holdings, Inc	3,780	333,396	1.19

Other Securities		185,268	0.67

TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,802,120	6.45

INSURANCE AGENTS, BROKERS AND SERVICE		168,904	0.60

INSURANCE CARRIERS

American International Group, Inc	3,871	275,925	0.99

Other Securities		281,465	1.01

TOTAL INSURANCE CARRIERS		557,390	2.00

MISCELLANEOUS MANUFACTURING INDUSTRIES		57,834	0.21

MISCELLANEOUS RETAIL

* eBay, Inc	4,978	457,727	1.64

Staples, Inc	7,884	231,080	0.83

TOTAL MISCELLANEOUS RETAIL		688,807	2.47

MOTION PICTURES

* Time Warner, Inc	19,913	350,071	1.25

TOTAL MOTION PICTURES		350,071	1.25

NONDEPOSITORY INSTITUTIONS

American Express Co	13,613	699,436	2.50

Fannie Mae	9,682	690,908	2.47

MBNA Corp	12,282	316,753	1.13

Other Securities		54,628	0.21

TOTAL NONDEPOSITORY INSTITUTIONS		1,761,725	6.31

OIL AND GAS EXTRACTION		100,119	0.36

PERSONAL SERVICES		62,193	0.22

SECURITY AND COMMODITY BROKERS

Goldman Sachs Group, Inc	3,166	298,111	1.07

TOTAL SECURITY AND COMMODITY BROKERS		298,111	1.07

TRANSPORTATION BY AIR		59,265	0.21

TRANSPORTATION EQUIPMENT

United Technologies Corp	5,054	462,340	1.65

Other Securities		95,427	0.34

TOTAL TRANSPORTATION EQUIPMENT		557,767	1.99

TRUCKING AND WAREHOUSING		130,118	0.47

WATER TRANSPORTATION		175,376	0.63

TIAA-CREF Life Funds 2004 Semiannual Report     49
SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	SHARES	VALUE	ASSETS

WHOLESALE TRADE-DURABLE GOODS

Johnson & Johnson	11,216	$624,731	2.24%

TOTAL WHOLESALE TRADE-DURABLE GOODS		624,731	2.24

WHOLESALE TRADE-NONDURABLE GOODS		34,650	0.12

TOTAL COMMON STOCKS	(Cost $30,143,507)	27,576,903	98.70

TOTAL PORTFOLIO	(Cost $30,398,520)	27,840,666	99.64
OTHER ASSETS & LIABILITIES, NET		100,427	0.36

NET ASSETS		$27,941,093	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

50    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PREFERRED STOCKS
ELECTRIC, GAS, AND SANITARY SERVICES		$272	0.00%

TOTAL PREFERRED STOCKS	(Cost $217)	272	0.00

COMMON STOCKS
APPAREL AND ACCESSORY STORES		203,700	0.45

BUILDING MATERIALS AND GARDEN SUPPLIES

Lowe’s Cos	9,327	490,134	1.08

Other Securities		232,179	0.51

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		722,313	1.59

BUSINESS SERVICES

Microsoft Corp	43,291	1,236,391	2.73

* Oracle Corp	31,208	372,311	0.82

Other Securities		1,049,284	2.31

TOTAL BUSINESS SERVICES		2,657,986	5.86

CHEMICALS AND ALLIED PRODUCTS

* Amgen, Inc	5,072	276,779	0.61

Lilly (Eli) & Co	6,161	430,716	0.95

Merck & Co, Inc	8,912	423,320	0.93

d Pfizer, Inc	32,875	1,126,955	2.49

Procter & Gamble Co	19,318	1,051,672	2.32

Other Securities		1,777,015	3.92

TOTAL CHEMICALS AND ALLIED PRODUCTS		5,086,457	11.22

COMMUNICATIONS

* Comcast Corp (Class A)	9,679	271,302	0.60

SBC Communications, Inc	13,023	315,808	0.70

Verizon Communications, Inc	12,152	439,781	0.97

Other Securities		1,243,435	2.74

TOTAL COMMUNICATIONS		2,270,326	5.01

DEPOSITORY INSTITUTIONS

Bank Of America Corp	8,906	753,626	1.66

Bank One Corp	5,311	270,861	0.60

Citigroup, Inc	20,878	970,827	2.14

J.P. Morgan Chase & Co	8,601	333,461	0.74

U.S. Bancorp	23,102	636,691	1.40

Wells Fargo & Co	11,240	643,265	1.42

Other Securities		901,510	1.99

TOTAL DEPOSITORY INSTITUTIONS		4,510,241	9.95

EATING AND DRINKING PLACES		417,174	0.92

ELECTRIC, GAS, AND SANITARY SERVICES		1,086,983	2.40

TIAA-CREF Life Funds 2004 Semiannual Report     51
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT

d General Electric Co	44,056	$1,427,414	3.15%

Intel Corp	26,055	719,118	1.59

Other Securities		1,631,113	3.59

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		3,777,645	8.33

ENGINEERING AND MANAGEMENT SERVICES

Monsanto Co	9,365	360,553	0.80

Other Securities		256,526	0.56

TOTAL ENGINEERING AND MANAGEMENT SERVICES		617,079	1.36

FABRICATED METAL PRODUCTS

Illinois Tool Works, Inc	3,900	373,971	0.82

Other Securities		253,838	0.56

TOTAL FABRICATED METAL PRODUCTS		627,809	1.38

FOOD AND KINDRED PRODUCTS

Coca-Cola Co	10,277	518,783	1.14

*Dean Foods Co	8,475	316,202	0.70

PepsiCo, Inc	12,022	647,745	1.43

Other Securities		247,330	0.55

TOTAL FOOD AND KINDRED PRODUCTS		1,730,060	3.82

FOOD STORES		115,163	0.25

FORESTRY		69,432	0.15

FURNITURE AND FIXTURES		47,000	0.10

FURNITURE AND HOMEFURNISHINGS STORES		311,794	0.69

GENERAL BUILDING CONTRACTORS		97,820	0.22

GENERAL MERCHANDISE STORES

Target Corp	9,500	403,465	0.89

Wal-Mart Stores, Inc	11,982	632,170	1.39

Other Securities		402,122	0.89

TOTAL GENERAL MERCHANDISE STORES		1,437,757	3.17

HEALTH SERVICES		297,576	0.66

HOLDING AND OTHER INVESTMENT OFFICES

SPDR Trust Series 1	5,300	607,009	1.34

Other Securities		213,956	0.47

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		820,965	1.81

HOTELS AND OTHER LODGING PLACES		105,860	0.23

52    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

INDUSTRIAL MACHINERY AND EQUIPMENT

3M Co	4,072	$366,521	0.81%

Baker Hughes, Inc	6,987	263,061	0.58

* Cisco Systems, Inc	30,765	729,131	1.61

* Dell, Inc	19,154	686,096	1.51

International Business Machines Corp	8,903	784,799	1.73

Other Securities		839,750	1.85

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		3,669,358	8.09

INSTRUMENTS AND RELATED PRODUCTS

Medtronic, Inc	5,600	272,832	0.60

* St. Jude Medical, Inc	4,646	351,470	0.78

Other Securities		751,218	1.65

TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,375,520	3.03

INSURANCE CARRIERS

American International Group, Inc	11,426	814,445	1.80

* Anthem, Inc	3,402	304,683	0.67

Safeco Corp	9,376	412,544	0.91

Other Securities		968,972	2.13

TOTAL INSURANCE CARRIERS		2,500,644	5.51

LEATHER AND LEATHER PRODUCTS		129,515	0.29

METAL MINING		204,770	0.45

MISCELLANEOUS MANUFACTURING INDUSTRIES		54,750	0.12

MISCELLANEOUS RETAIL		254,014	0.56

MOTION PICTURES

* Time Warner, Inc	18,887	332,033	0.73

Other Securities		211,618	0.47

TOTAL MOTION PICTURES		543,651	1.20

NONDEPOSITORY INSTITUTIONS

American Express Co	9,838	505,476	1.11

Fannie Mae	7,851	560,247	1.24

MBNA Corp	15,324	395,206	0.87

Other Securities		63,300	0.14

TOTAL NONDEPOSITORY INSTITUTIONS		1,524,229	3.36

OIL AND GAS EXTRACTION		383,926	0.85

PAPER AND ALLIED PRODUCTS		257,633	0.57

PETROLEUM AND COAL PRODUCTS

ConocoPhillips	4,200	320,418	0.71

ExxonMobil Corp	34,245	1,520,820	3.35

Other Securities		349,215	0.77

TOTAL PETROLEUM AND COAL PRODUCTS		2,190,453	4.83

PRIMARY METAL INDUSTRIES		60,030	0.13

TIAA-CREF Life Funds 2004 Semiannual Report     53
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PRINTING AND PUBLISHING

News Corp Ltd (Spon ADR)	9,231	$303,515	0.67%

Other Securities		84,850	0.19

TOTAL PRINTING AND PUBLISHING		388,365	0.86

RAILROAD TRANSPORTATION		70,140	0.16

SECURITY AND COMMODITY BROKERS		856,968	1.89

TOBACCO PRODUCTS

Altria Group, Inc	8,734	437,135	0.96

Other Securities		203,508	0.45

TOTAL TOBACCO PRODUCTS		640,643	1.41

TRANSPORTATION BY AIR		107,333	0.24

TRANSPORTATION EQUIPMENT

United Technologies Corp	6,400	585,472	1.29

Other Securities		830,285	1.83

TOTAL TRANSPORTATION EQUIPMENT		1,415,757	3.12

TRUCKING AND WAREHOUSING

United Parcel Service, Inc (Class B)	6,463	485,824	1.07

TOTAL TRUCKING AND WAREHOUSING		485,824	1.07

WATER TRANSPORTATION

Royal Caribbean Cruises Ltd	6,600	286,506	0.63

TOTAL WATER TRANSPORTATION		286,506	0.63

WHOLESALE TRADE-DURABLE GOODS

Johnson & Johnson	10,009	557,501	1.23

Other Securities		6,383	0.01

TOTAL WHOLESALE TRADE-DURABLE GOODS		563,884	1.24

WHOLESALE TRADE-NONDURABLE GOODS		68,660	0.15

TOTAL COMMON STOCKS	(Cost $43,703,226)	45,043,713	99.33

54    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

				% of NET
ISSUER		PRINCIPAL	VALUE	ASSETS

SHORT TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES

Federal Home Loan Banks (FHLB)	1.000%, 07/01/04	$410,000	$409,986	0.90%

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			409,986	0.90

TOTAL SHORT TERM INVESTMENTS		(Cost $409,986)	409,986	0.90

TOTAL PORTFOLIO		(Cost $44,113,429)	45,453,971	100.23
OTHER ASSETS & LIABILITIES, NET			(104,962)	(0.23)

NET ASSETS			$45,349,009	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds 2004 Semiannual Report     55
SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
ISSUER	SHARES	VALUE	ASSETS

CORPORATE BONDS
INSURANCE CARRIERS		$3,038	0.01%

TOTAL CORPORATE BONDS	(Cost $2,026)	3,038	0.01

COMPANY

PREFERRED STOCKS
PRINTING AND PUBLISHING		$142,854	0.29%

TOTAL PREFERRED STOCKS	(Cost $116,150)	142,854	0.29

COMMON STOCKS
APPAREL AND ACCESSORY STORES
Fast Retailing Co Ltd	4,200	339,880	0.70
Other Securities		53,860	0.11

TOTAL APPAREL AND ACCESSORY STORES		393,740	0.81

APPAREL AND OTHER TEXTILE PRODUCTS		53,324	0.11

AUTOMOTIVE DEALERS AND SERVICE STATIONS		3,272	0.01

BUILDING MATERIALS AND GARDEN SUPPLIES

Wolseley plc	29,591	458,821	0.95

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		458,821	0.95

BUSINESS SERVICES

Public Power Corp	13,500	321,926	0.66

Other Securities		1,631,862	3.38

TOTAL BUSINESS SERVICES		1,953,788	4.04

CHEMICALS AND ALLIED PRODUCTS

* Actelion NV	2,859	328,726	0.68

Givaudan S.A. (Regd)	487	281,919	0.58

GlaxoSmithKline plc	42,991	870,080	1.80

Novartis AG. (Regd)	12,734	561,764	1.16

Reckitt Benckiser plc	39,959	1,131,189	2.35

Sanofi-Synthelabo S.A.	7,528	477,181	0.99

Shin-Etsu Chemical Co Ltd	9,100	325,253	0.67

Takeda Chemical Industries Ltd	6,900	302,901	0.63

Other Securities		792,102	1.64

TOTAL CHEMICALS AND ALLIED PRODUCTS		5,071,115	10.50

COAL MINING		94,833	0.20

COMMUNICATIONS

KDDI Corp	79	451,780	0.93

Telefonica S.A.	27,842	411,569	0.85

Vodafone Group plc	93,545	204,845	0.42

Vodafone Group plc (Spon ADR)	28,476	629,320	1.31

Other Securities		1,510,218	3.13

TOTAL COMMUNICATIONS		3,207,732	6.64

56    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

DEPOSITORY INSTITUTIONS

ABN Amro Holding NV	15,767	$344,909	0.71%

Banca Intesa S.p.A	112,162	438,043	0.90

Depfa Bank plc	35,820	520,350	1.08

Deutsche Bank AG. (Regd)	5,279	414,778	0.85

* HSBC Holdings plc (United Kingdom)	39,443	586,545	1.22

Mitsubishi Tokyo Financial Group, Inc	47	435,046	0.90

Royal Bank Of Scotland Group plc	56,481	1,626,561	3.37

Shinsei Bank Ltd	52,000	331,687	0.69

UBS AG. (Regd)	14,466	1,019,342	2.12

Other Securities		2,307,615	4.78

TOTAL DEPOSITORY INSTITUTIONS		8,024,876	16.62

EATING AND DRINKING PLACES

Compass Group plc	208,634	1,273,174	2.64

Other Securities		23,444	0.05

TOTAL EATING AND DRINKING PLACES		1,296,618	2.69

ELECTRIC, GAS, AND SANITARY SERVICES

E.ON AG	12,601	909,129	1.89

Puma AG. Rudolf Dassler Sport	1,718	436,581	0.90

Other Securities		762,570	1.58

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		2,108,280	4.37

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT

Kyocera Corp	3,600	305,513	0.63

Nokia Oyj	20,695	298,618	0.62

STMicroelectronics NV	33,262	729,642	1.51

Other Securities		1,201,505	2.50

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		2,535,278	5.26

FABRICATED METAL PRODUCTS

Geberit AG. (Regd)	691	460,703	0.95

Other Securities		110,919	0.23

TOTAL FABRICATED METAL PRODUCTS		571,622	1.18

FOOD AND KINDRED PRODUCTS

Groupe Danone	4,614	402,497	0.83

Pernod-Ricard	2,480	317,117	0.66

Other Securities		676,542	1.40

TOTAL FOOD AND KINDRED PRODUCTS		1,396,156	2.89

FOOD STORES

Tesco plc	285,760	1,379,776	2.86

Other Securities		476,358	0.99

TOTAL FOOD STORES		1,856,134	3.85

FURNITURE AND HOMEFURNISHINGS STORES		5,435	0.01

GENERAL BUILDING CONTRACTORS		201,067	0.42

GENERAL MERCHANDISE STORES		258,070	0.53

HEALTH SERVICES		40,993	0.08

TIAA-CREF Life Funds 2004 Semiannual Report     57
SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

HEAVY CONSTRUCTION, EXCEPT BUILDING

Vinci S.A.	8,361	$842,276	1.74%

Other Securities		27,853	0.06

TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		870,129	1.80

HOLDING AND OTHER INVESTMENT OFFICES		872,932	1.81

HOTELS AND OTHER LODGING PLACES		49,254	0.10

INDUSTRIAL MACHINERY AND EQUIPMENT		967,786	2.01

INSTRUMENTS AND RELATED PRODUCTS

The Swatch Group AG. (Regd)	27,094	722,564	1.50

Other Securities		597,543	1.24

TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,320,107	2.74

INSURANCE CARRIERS

Schindler Holding AG. (Pt Cert)	1,046	300,253	0.62

Zurich Financial Services AG	3,923	619,429	1.28

Other Securities		1,391,428	2.89

TOTAL INSURANCE CARRIERS		2,311,110	4.79

LEATHER AND LEATHER PRODUCTS		6,074	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT		127,501	0.26

LUMBER AND WOOD PRODUCTS		33,295	0.07

METAL MINING		608,305	1.26

MISCELLANEOUS MANUFACTURING INDUSTRIES		14,571	0.03

MISCELLANEOUS RETAIL		99,986	0.21

MOTION PICTURES		11,628	0.02

NONDEPOSITORY INSTITUTIONS

* Hypo Real Estate Holding	15,895	466,255	0.97

Other Securities		98,113	0.20

TOTAL NONDEPOSITORY INSTITUTIONS		564,368	1.17

NONMETALLIC MINERALS, EXCEPT FUELS		5,930	0.01

OIL AND GAS EXTRACTION

Total S.A.	1,886	359,564	0.75

Other Securities		160,395	0.33

TOTAL OIL AND GAS EXTRACTION		519,959	1.08

PAPER AND ALLIED PRODUCTS		425,426	0.88

58    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PETROLEUM AND COAL PRODUCTS

BHP Billiton Ltd	39,016	$340,547	0.70%

BP plc	51,035	450,728	0.94

ENI S.p.A.	22,667	450,070	0.93

Nippon Oil Corp	47,000	295,917	0.61

Royal Dutch Petroleum Co	12,524	642,710	1.33

Other Securities		162,040	0.34

TOTAL PETROLEUM AND COAL PRODUCTS		2,342,012	4.85

PRIMARY METAL INDUSTRIES		22,123	0.05

PRINTING AND PUBLISHING

Reed Elsevier NV	10,590	148,685	0.31

Reed Elsevier plc	106,831	1,038,436	2.16

Other Securities		119,080	0.24

TOTAL PRINTING AND PUBLISHING		1,306,201	2.71

RAILROAD TRANSPORTATION		165,802	0.34

REAL ESTATE		97,368	0.20

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		7,080	0.01

SECURITY AND COMMODITY BROKERS

Man Group plc	13,044	337,798	0.70

Other Securities		485,855	1.01

TOTAL SECURITY AND COMMODITY BROKERS		823,653	1.71

STONE, CLAY, AND GLASS PRODUCTS

Holcim Ltd (Regd)	20,156	1,095,995	2.27

Other Securities		156,799	0.33

TOTAL STONE, CLAY, AND GLASS PRODUCTS		1,252,794	2.60

TRANSPORTATION BY AIR		71,148	0.15

TRANSPORTATION EQUIPMENT

* Fiat S.p.A.	55,953	468,358	0.97

Toyota Motor Corp	15,100	611,667	1.27

Other Securities		591,820	1.23

TOTAL TRANSPORTATION EQUIPMENT		1,671,845	3.47

TRUCKING AND WAREHOUSING		127,571	0.26

WATER TRANSPORTATION		100,396	0.21

WHOLESALE TRADE-DURABLE GOODS		303,088	0.63

TIAA-CREF Life Funds 2004 Semiannual Report     59
SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	SHARES	VALUE	ASSETS

WHOLESALE TRADE-NONDURABLE GOODS

Celesio AG	8,448	$504,663	1.04%

Other Securities		225,900	0.47

TOTAL WHOLESALE TRADE-NONDURABLE GOODS		730,563	1.51

TOTAL COMMON STOCKS	(Cost $44,262,570)	47,361,159	98.11

TOTAL PORTFOLIO	(Cost $44,380,746)	47,507,051	98.41
OTHER ASSETS & LIABILITIES, NET		767,598	1.59

NET ASSETS		$48,274,649	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

60    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PREFERRED STOCKS
ELECTRIC, GAS, AND SANITARY SERVICES		$769	0.00%

TOTAL PREFERRED STOCKS	(Cost $620)	769	0.00

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS		6,585	0.01

AMUSEMENT AND RECREATION SERVICES		240,153	0.18

APPAREL AND ACCESSORY STORES		809,748	0.61

APPAREL AND OTHER TEXTILE PRODUCTS		256,753	0.19

AUTO REPAIR, SERVICES AND PARKING		45,228	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS		236,307	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES

Home Depot, Inc	23,874	840,365	0.63

Other Securities		509,972	0.39

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		1,350,337	1.02

BUSINESS SERVICES

d Microsoft Corp	97,510	2,784,886	2.10

* Oracle Corp	40,272	480,445	0.36

Other Securities		5,979,756	4.52

TOTAL BUSINESS SERVICES		9,245,087	6.98

CHEMICALS AND ALLIED PRODUCTS

Abbott Laboratories	16,631	677,880	0.51

* Amgen, Inc	13,545	739,151	0.56

Bristol-Myers Squibb Co	20,704	507,248	0.38

Du Pont (E.I.) de Nemours & Co	10,684	474,583	0.36

Lilly (Eli) & Co	10,346	723,289	0.55

Merck & Co, Inc	23,653	1,123,518	0.85

d Pfizer, Inc	81,167	2,782,405	2.10

Procter & Gamble Co	27,354	1,489,152	1.12

Wyeth	14,179	512,713	0.39

Other Securities		5,474,679	4.13

TOTAL CHEMICALS AND ALLIED PRODUCTS		14,504,618	10.95

COAL MINING		115,119	0.09

COMMUNICATIONS

BellSouth Corp	19,555	512,732	0.39

SBC Communications, Inc	35,267	855,225	0.65

Verizon Communications, Inc	29,350	1,062,177	0.80

Viacom, Inc (Class B)	16,320	582,950	0.44

Other Securities		3,585,700	2.70

TOTAL COMMUNICATIONS		6,598,784	4.98

TIAA-CREF Life Funds 2004 Semiannual Report     61
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

DEPOSITORY INSTITUTIONS

Bank Of America Corp	21,692	$1,835,577	1.39%

Bank One Corp	11,955	609,705	0.46

Citigroup, Inc	54,957	2,555,501	1.93

J.P. Morgan Chase & Co	22,106	857,050	0.65

U.S. Bancorp	20,197	556,629	0.42

Wachovia Corp	13,950	620,775	0.47

Wells Fargo & Co	17,972	1,028,538	0.78

Other Securities		5,177,530	3.89

TOTAL DEPOSITORY INSTITUTIONS		13,241,305	9.99

EATING AND DRINKING PLACES		849,779	0.64

EDUCATIONAL SERVICES		317,094	0.24

ELECTRIC, GAS, AND SANITARY SERVICES		4,532,135	3.42

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT

d General Electric Co	112,178	3,634,567	2.74

Intel Corp	68,816	1,899,322	1.43

Qualcomm, Inc	8,595	627,263	0.47

Other Securities		4,593,057	3.48

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		10,754,209	8.12

ENGINEERING AND MANAGEMENT SERVICES		1,130,475	0.85

FABRICATED METAL PRODUCTS		931,123	0.70

FOOD AND KINDRED PRODUCTS

Coca-Cola Co	22,452	1,133,377	0.86

PepsiCo, Inc	18,173	979,161	0.74

Other Securities		2,244,615	1.69

TOTAL FOOD AND KINDRED PRODUCTS		4,357,153	3.29

FOOD STORES		653,147	0.49

FORESTRY		153,129	0.12

FURNITURE AND FIXTURES		426,216	0.32

FURNITURE AND HOMEFURNISHINGS STORES		448,727	0.34

GENERAL BUILDING CONTRACTORS		451,636	0.34

GENERAL MERCHANDISE STORES

Wal-Mart Stores, Inc	27,292	1,439,926	1.09

Other Securities		1,434,646	1.08

TOTAL GENERAL MERCHANDISE STORES		2,874,572	2.17

HEALTH SERVICES		1,117,187	0.84

HEAVY CONSTRUCTION, EXCEPT BUILDING		8,650	0.01

HOLDING AND OTHER INVESTMENT OFFICES		3,019,426	2.28

HOTELS AND OTHER LODGING PLACES		407,649	0.31

62    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

INDUSTRIAL MACHINERY AND EQUIPMENT

3M Co	8,328	$749,603	0.57%

* Cisco Systems, Inc	71,946	1,705,120	1.29

* Dell, Inc	26,880	962,842	0.73

Hewlett-Packard Co	32,507	685,898	0.52

International Business Machines Corp	17,905	1,578,326	1.19

Other Securities		3,736,323	2.81

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		9,418,112	7.11

INSTRUMENTS AND RELATED PRODUCTS

Medtronic, Inc	12,915	629,219	0.47

Other Securities		3,479,871	2.63

TOTAL INSTRUMENTS AND RELATED PRODUCTS		4,109,090	3.10

INSURANCE AGENTS, BROKERS AND SERVICE		546,729	0.41

INSURANCE CARRIERS

American International Group, Inc	24,462	1,743,651	1.32

Other Securities		4,724,285	3.56

TOTAL INSURANCE CARRIERS		6,467,936	4.88

JUSTICE, PUBLIC ORDER AND SAFETY		2,040	0.00

LEATHER AND LEATHER PRODUCTS		133,479	0.10

LEGAL SERVICES		3,932	0.00

LOCAL AND INTERURBAN PASSENGER TRANSIT		14,308	0.01

LUMBER AND WOOD PRODUCTS		149,364	0.11

METAL MINING		328,439	0.25

MISCELLANEOUS MANUFACTURING INDUSTRIES		203,582	0.15

MISCELLANEOUS RETAIL

* eBay, Inc	5,507	506,369	0.38

Other Securities		1,413,022	1.07

TOTAL MISCELLANEOUS RETAIL		1,919,391	1.45

MOTION PICTURES

* Time Warner, Inc	46,561	818,542	0.62

Walt Disney Co	21,808	555,886	0.42

Other Securities		333,520	0.25

TOTAL MOTION PICTURES		1,707,948	1.29

NONDEPOSITORY INSTITUTIONS

American Express Co	12,022	617,690	0.47

Fannie Mae	10,322	736,578	0.56

Other Securities		1,664,675	1.25

TOTAL NONDEPOSITORY INSTITUTIONS		3,018,943	2.28

NONMETALLIC MINERALS, EXCEPT FUELS		57,199	0.04

OIL AND GAS EXTRACTION		2,164,450	1.64

TIAA-CREF Life Funds 2004 Semiannual Report     63
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PAPER AND ALLIED PRODUCTS		$978,084	0.74%

PERSONAL SERVICES		236,257	0.18

PETROLEUM AND COAL PRODUCTS

ChevronTexaco Corp	11,391	1,072,007	0.81

ConocoPhillips	7,245	552,721	0.42

d ExxonMobil Corp	69,564	3,089,337	2.33

Other Securities		439,233	0.33

TOTAL PETROLEUM AND COAL PRODUCTS		5,153,298	3.89

PRIMARY METAL INDUSTRIES		711,876	0.54

PRINTING AND PUBLISHING		1,104,328	0.83

RAILROAD TRANSPORTATION		505,319	0.38

REAL ESTATE		108,145	0.08

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		296,346	0.22

SECURITY AND COMMODITY BROKERS

Merrill Lynch & Co, Inc	10,163	548,599	0.41

Morgan Stanley	11,662	615,404	0.46

Other Securities		1,384,445	1.05

TOTAL SECURITY AND COMMODITY BROKERS		2,548,448	1.92

SOCIAL SERVICES		6,701	0.01

SPECIAL TRADE CONTRACTORS		44,989	0.03

STONE, CLAY, AND GLASS PRODUCTS		283,779	0.21

TOBACCO PRODUCTS

Altria Group, Inc	21,777	1,089,939	0.82

Other Securities		154,438	0.12

TOTAL TOBACCO PRODUCTS		1,244,377	0.94

TRANSPORTATION BY AIR		537,094	0.41

TRANSPORTATION EQUIPMENT

United Technologies Corp	5,479	501,219	0.38

Other Securities		2,911,750	2.20

TOTAL TRANSPORTATION EQUIPMENT		3,412,969	2.58

TRANSPORTATION SERVICES		171,356	0.13

TRUCKING AND WAREHOUSING		615,335	0.46

WATER TRANSPORTATION		41,847	0.03

WHOLESALE TRADE-DURABLE GOODS

Johnson & Johnson	31,586	1,759,340	1.33

Other Securities		568,011	0.43

TOTAL WHOLESALE TRADE-DURABLE GOODS		2,327,351	1.76

64    2004 Semiannual Report TIAA-CREF Life Funds
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Stock Index Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	PRINCIPAL	VALUE	ASSETS

WHOLESALE TRADE-NONDURABLE GOODS		$1,030,361	0.78%

TOTAL COMMON STOCKS	(Cost $139,867,105)	130,685,533	98.63

ISSUER

SHORT TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES

Federal Home Loan Bank (FHLB)	1.000%, 07/01/04	$2,120,000	$2,119,930	1.60

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,119,930	1.60

TOTAL SHORT TERM INVESTMENTS		(Cost $2,119,926)	2,119,930	1.60

TOTAL PORTFOLIO		(Cost $141,987,651)	132,806,232	100.23
OTHER ASSETS & LIABILITIES, NET			(309,379)	(0.23)

NET ASSETS			$132,496,853	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds 2004 Semiannual Report     65
SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PREFERRED STOCKS
ELECTRIC, GAS, AND SANITARY SERVICES		$2,119	0.01%

TOTAL PREFERRED STOCKS	(Cost $1,708)	2,119	0.01

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES		6,278	0.02

APPAREL AND ACCESSORY STORES		132,547	0.50

APPAREL AND OTHER TEXTILE PRODUCTS		60,870	0.23

AUTO REPAIR, SERVICES AND PARKING		2,725	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS		26,166	0.10

BUILDING MATERIALS AND GARDEN SUPPLIES

Home Depot, Inc	7,028	247,386	0.93

Other Securities		105,100	0.39

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		352,486	1.32

BUSINESS SERVICES

Microsoft Corp	24,800	708,288	2.65

Other Securities		1,010,103	3.79

TOTAL BUSINESS SERVICES		1,718,391	6.44

CHEMICALS AND ALLIED PRODUCTS

* Amgen, Inc	3,776	206,056	0.77

Gillette Co	3,814	161,714	0.61

Merck & Co, Inc	8,694	412,965	1.55

Procter & Gamble Co	9,109	495,894	1.86

Other Securities		1,343,191	5.03

TOTAL CHEMICALS AND ALLIED PRODUCTS		2,619,820	9.82

COMMUNICATIONS

BellSouth Corp	5,600	146,832	0.55

SBC Communications, Inc	11,648	282,464	1.06

Verizon Communications, Inc	7,776	281,413	1.05

Other Securities		547,341	2.05

TOTAL COMMUNICATIONS		1,258,050	4.71

DEPOSITORY INSTITUTIONS

Bank One Corp	5,000	255,000	0.96

Fifth Third Bancorp	2,400	129,072	0.48

J.P. Morgan Chase & Co	9,200	356,684	1.34

National City Corp	3,519	123,200	0.46

U.S. Bancorp	9,000	248,040	0.93

Wachovia Corp	6,100	271,450	1.02

Wells Fargo & Co	7,500	429,225	1.61

Other Securities		743,572	2.78

TOTAL DEPOSITORY INSTITUTIONS		2,556,243	9.58

66    2004 Semiannual Report TIAA-CREF Life Funds
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Social Choice Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

EATING AND DRINKING PLACES

McDonald’s Corp	6,066	$157,716	0.59%

Other Securities		23,612	0.09

TOTAL EATING AND DRINKING PLACES		181,328	0.68

EDUCATIONAL SERVICES		45,346	0.17

ELECTRIC, GAS, AND SANITARY SERVICES

OGE Energy Corp	4,600	117,162	0.44

Other Securities		1,081,291	4.05

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		1,198,453	4.49

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT

Emerson Electric Co	3,178	201,962	0.76

Intel Corp	17,747	489,817	1.84

Motorola, Inc	6,600	120,450	0.45

Qualcomm, Inc	1,900	138,662	0.52

Texas Instruments, Inc	5,274	127,525	0.48

Other Securities		502,013	1.87

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		1,580,429	5.92

ENGINEERING AND MANAGEMENT SERVICES		153,358	0.58

FABRICATED METAL PRODUCTS

Illinois Tool Works, Inc	1,901	182,287	0.68

Other Securities		133,513	0.50

TOTAL FABRICATED METAL PRODUCTS		315,800	1.18

FOOD AND KINDRED PRODUCTS

Coca-Cola Co	7,900	398,792	1.49

Coca-Cola Enterprises, Inc	762	22,090	0.08

PepsiCo, Inc	6,552	353,022	1.32

Other Securities		314,766	1.19

TOTAL FOOD AND KINDRED PRODUCTS		1,088,670	4.08

FOOD STORES		193,493	0.73

FURNITURE AND FIXTURES		114,372	0.43

FURNITURE AND HOMEFURNISHINGS STORES		90,000	0.34

GENERAL BUILDING CONTRACTORS		73,476	0.28

GENERAL MERCHANDISE STORES

Target Corp	2,700	114,669	0.43

Other Securities		269,894	1.01

TOTAL GENERAL MERCHANDISE STORES		384,563	1.44

HEALTH SERVICES		155,926	0.58

HOLDING AND OTHER INVESTMENT OFFICES

Washington Mutual, Inc	5,100	197,064	0.74

Other Securities		518,685	1.94

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		715,749	2.68

TIAA-CREF Life Funds 2004 Semiannual Report     67
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Social Choice Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

HOTELS AND OTHER LODGING PLACES		$26,486	0.10%

INDUSTRIAL MACHINERY AND EQUIPMENT

3M Co	4,166	374,982	1.41

* Cisco Systems, Inc	17,800	421,860	1.58

* Dell, Inc	6,300	225,666	0.85

Hewlett-Packard Co	8,819	186,081	0.70

International Business Machines Corp	5,200	458,380	1.72

Other Securities		625,935	2.33

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		2,292,904	8.59

INSTRUMENTS AND RELATED PRODUCTS

Medtronic, Inc	4,766	232,200	0.87

Other Securities		799,148	3.00

TOTAL INSTRUMENTS AND RELATED PRODUCTS		1,031,348	3.87

INSURANCE AGENTS, BROKERS AND SERVICE		204,747	0.77

INSURANCE CARRIERS

American International Group, Inc	7,700	548,856	2.06

UnitedHealth Group, Inc	2,082	129,605	0.49

Other Securities		752,137	2.81

TOTAL INSURANCE CARRIERS		1,430,598	5.36

LEATHER AND LEATHER PRODUCTS		11,388	0.04

LUMBER AND WOOD PRODUCTS		3,672	0.01

METAL MINING		27,809	0.10

MISCELLANEOUS MANUFACTURING INDUSTRIES		38,315	0.14

MISCELLANEOUS RETAIL

Walgreen Co	3,500	126,735	0.47

Other Securities		332,806	1.25

TOTAL MISCELLANEOUS RETAIL		459,541	1.72

MOTION PICTURES

* Time Warner, Inc	12,764	224,391	0.84

Walt Disney Co	7,767	197,981	0.74

Other Securities		91,071	0.34

TOTAL MOTION PICTURES		513,443	1.92

NONDEPOSITORY INSTITUTIONS

American Express Co	4,753	244,209	0.92

Fannie Mae	4,500	321,120	1.20

Freddie Mac	3,200	202,560	0.76

Other Securities		371,601	1.39

TOTAL NONDEPOSITORY INSTITUTIONS		1,139,490	4.27

NONMETALLIC MINERALS, EXCEPT FUELS		50,340	0.19

68    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

OIL AND GAS EXTRACTION

Anadarko Petroleum Corp	2,106	$123,412	0.46%

Apache Corp	2,702	117,672	0.44

Devon Energy Corp	1,817	119,922	0.45

Other Securities		566,388	2.13

TOTAL OIL AND GAS EXTRACTION		927,394	3.48

PAPER AND ALLIED PRODUCTS

Kimberly-Clark Corp	2,000	131,760	0.49

Other Securities		55,937	0.21

TOTAL PAPER AND ALLIED PRODUCTS		187,697	0.70

PETROLEUM AND COAL PRODUCTS		155,296	0.58

PRIMARY METAL INDUSTRIES		252,836	0.95

PRINTING AND PUBLISHING		274,696	1.03

RAILROAD TRANSPORTATION		84,466	0.32

REAL ESTATE		814	0.00

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		18,713	0.07

SECURITY AND COMMODITY BROKERS

Merrill Lynch & Co, Inc	3,436	185,475	0.70

Other Securities		297,434	1.11

TOTAL SECURITY AND COMMODITY BROKERS		482,909	1.81

SPECIAL TRADE CONTRACTORS		7,247	0.03

STONE, CLAY, AND GLASS PRODUCTS		55,437	0.21

TRANSPORTATION BY AIR		170,641	0.64

TRANSPORTATION EQUIPMENT		316,697	1.19

TRANSPORTATION SERVICES		25,266	0.09

TRUCKING AND WAREHOUSING

United Parcel Service, Inc (Class B)	2,044	153,647	0.58

TOTAL TRUCKING AND WAREHOUSING		153,647	0.58

WATER TRANSPORTATION		14,154	0.05

WHOLESALE TRADE-DURABLE GOODS

Johnson & Johnson	11,436	636,985	2.39

Other Securities		110,833	0.41

TOTAL WHOLESALE TRADE-DURABLE GOODS		747,818	2.80

TIAA-CREF Life Funds 2004 Semiannual Report     69
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Social Choice Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	SHARES	VALUE	ASSETS

WHOLESALE TRADE-NONDURABLE GOODS

Cardinal Health, Inc	1,794	$125,670	0.47%

Other Securities		197,632	0.74

TOTAL WHOLESALE TRADE-NONDURABLE GOODS		323,302	1.21

TOTAL COMMON STOCKS	(Cost $29,334,636)	26,453,650	99.13

TOTAL PORTFOLIO	(Cost $29,336,344)	26,455,769	99.14
OTHER ASSETS & LIABILITIES, NET		229,756	0.86

NET ASSETS		$26,685,525	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

70    2004 Semiannual Report TIAA-CREF Life Funds
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Large-Cap Value Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
COMPANY	SHARES	VALUE	ASSETS

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES		$137,340	0.43%

APPAREL AND ACCESSORY STORES		188,194	0.59

APPAREL AND OTHER TEXTILE PRODUCTS		19,724	0.06

BUSINESS SERVICES

* Computer Sciences Corp	4,786	222,214	0.69

Microsoft Corp	15,167	433,170	1.35

Other Securities		249,590	0.77

TOTAL BUSINESS SERVICES		904,974	2.81

CHEMICALS AND ALLIED PRODUCTS

Bristol-Myers Squibb Co	10,475	256,638	0.80

Merck & Co, Inc	9,932	471,770	1.47

Other Securities		282,978	0.87

TOTAL CHEMICALS AND ALLIED PRODUCTS		1,011,386	3.14

COMMUNICATIONS

* Comcast Corp (Class A)	11,525	323,046	1.00

SBC Communications, Inc	22,937	556,222	1.73

Sprint Corp (FON Group)	17,790	313,104	0.97

Verizon Communications, Inc	12,586	455,487	1.42

Viacom, Inc (Class B)	12,562	448,715	1.40

Other Securities		426,264	1.32

TOTAL COMMUNICATIONS		2,522,838	7.84

DEPOSITORY INSTITUTIONS

Bank Of America Corp	13,050	1,104,291	3.43

Bank One Corp	16,681	850,731	2.65

Citigroup, Inc	28,564	1,328,226	4.13

Comerica, Inc	9,299	510,329	1.59

National City Corp	15,892	556,379	1.73

North Fork Bancorp, Inc	7,742	294,583	0.92

Northern Trust Corp	9,526	402,759	1.25

U.S. Bancorp	16,435	452,949	1.41

Wells Fargo & Co	4,891	279,912	0.87

Other Securities		361,463	1.12

TOTAL DEPOSITORY INSTITUTIONS		6,141,622	19.10

EATING AND DRINKING PLACES		168,075	0.53

ELECTRIC, GAS, AND SANITARY SERVICES

Entergy Corp	5,565	311,696	0.97

Exelon Corp	13,061	434,801	1.35

* PG&E Corp	14,676	410,047	1.28

Waste Management, Inc	11,297	346,253	1.08

Other Securities	15,761	976,606	3.03

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		2,479,403	7.71

TIAA-CREF Life Funds 2004 Semiannual Report     71
SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

ELECTRONIC & OTHER ELECTRIC EQUIPMENT

General Electric Co	52,028	$1,685,707	5.24%

STMicroelectronics NV	10,241	225,404	0.70

Other Securities		187,050	0.58

TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		2,098,161	6.52

ENGINEERING AND MANAGEMENT SERVICES

Monsanto Co	18,186	700,161	2.18

Other Securities		214,331	0.66

TOTAL ENGINEERING AND MANAGEMENT SERVICES		914,492	2.84

FABRICATED METAL PRODUCTS

Masco Corp	10,045	313,203	0.97

Other Securities		161,423	0.51

TOTAL FABRICATED METAL PRODUCTS		474,626	1.48

FOOD AND KINDRED PRODUCTS

Anheuser-Busch Cos, Inc	4,329	233,766	0.73

Other Securities		118,628	0.37

TOTAL FOOD AND KINDRED PRODUCTS		352,394	1.10

FOOD STORES

* Safeway, Inc	11,564	293,032	0.91

TOTAL FOOD STORES		293,032	0.91

FORESTRY

Weyerhaeuser Co	9,611	606,646	1.89

TOTAL FORESTRY		606,646	1.89

GENERAL MERCHANDISE STORES

Federated Department Stores, Inc	4,697	230,623	0.72

Other Securities		27,565	0.08

TOTAL GENERAL MERCHANDISE STORES		258,188	0.80

HEALTH SERVICES

* Tenet Healthcare Corp	25,666	344,181	1.07

TOTAL HEALTH SERVICES		344,181	1.07

HOLDING AND OTHER INVESTMENT OFFICES

iShares Russell 1000 Value Index Fund	8,050	483,483	1.50

Other Securities		884,113	2.75

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		1,367,596	4.25

HOTELS AND OTHER LODGING PLACES		210,914	0.66

INDUSTRIAL MACHINERY AND EQUIPMENT

* AGCO Corp	11,408	232,381	0.72

Hewlett-Packard Co	16,269	343,276	1.07

International Business Machines Corp	3,250	286,488	0.89

Other Securities		317,503	0.99

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		1,179,648	3.67

72    2004 Semiannual Report TIAA-CREF Life Funds
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Large-Cap Value Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

INSTRUMENTS AND RELATED PRODUCTS		$119,625	0.37%

INSURANCE CARRIERS

American International Group, Inc	5,009	357,042	1.11

XL Capital Ltd (Class A)	5,625	424,463	1.32

Other Securities		870,796	2.71

TOTAL INSURANCE CARRIERS		1,652,301	5.14

MISCELLANEOUS RETAIL		173,247	0.54

MOTION PICTURES

* Time Warner, Inc	47,231	830,321	2.58

TOTAL MOTION PICTURES		830,321	2.58

NONDEPOSITORY INSTITUTIONS

Fannie Mae	3,926	280,159	0.87

Freddie Mac	7,065	447,215	1.39

TOTAL NONDEPOSITORY INSTITUTIONS		727,374	2.26

OIL AND GAS EXTRACTION		394,022	1.23

PETROLEUM AND COAL PRODUCTS

ChevronTexaco Corp	5,959	560,801	1.74

ConocoPhillips	3,635	277,314	0.86

ExxonMobil Corp	35,713	1,586,014	4.93

Lyondell Chemical Co	16,992	295,491	0.92

TOTAL PETROLEUM AND COAL PRODUCTS		2,719,620	8.45

PRINTING AND PUBLISHING

Knight Ridder, Inc	3,328	239,616	0.75

TOTAL PRINTING AND PUBLISHING		239,616	0.75

RAILROAD TRANSPORTATION		145,073	0.45

REAL ESTATE		7,314	0.02

SECURITY AND COMMODITY BROKERS

Janus Capital Group, Inc	15,596	257,178	0.80

Merrill Lynch & Co, Inc	4,855	262,073	0.81

Other Securities		296,171	0.93

TOTAL SECURITY AND COMMODITY BROKERS		815,422	2.54

STONE, CLAY, AND GLASS PRODUCTS		270,557	0.84

TOBACCO PRODUCTS

Altria Group, Inc	24,080	1,205,204	3.75

TOTAL TOBACCO PRODUCTS		1,205,204	3.75

TRANSPORTATION BY AIR		161,077	0.50

TIAA-CREF Life Funds 2004 Semiannual Report     73
SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	SHARES	VALUE	ASSETS

TRANSPORTATION EQUIPMENT

Lockheed Martin Corp	8,618	$448,825	1.40%

United Technologies Corp	3,809	348,447	1.08

Other Securities		46,954	0.14

TOTAL TRANSPORTATION EQUIPMENT		844,226	2.62

WHOLESALE TRADE-NONDURABLE GOODS		185,678	0.58

TOTAL COMMON STOCKS	(Cost $29,418,152)	32,164,111	100.02

TOTAL PORTFOLIO	(Cost $29,418,152)	$32,164,111	100.02
OTHER ASSETS & LIABILITIES		(6,291)	(0.02)

NET ASSETS		$32,157,820	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

74    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
ISSUER	SHARES	VALUE	ASSETS

CORPORATE BONDS
REAL ESTATE		$5,163	0.01%

TOTAL CORPORATE BONDS	(Cost $3,665)	5,163	0.01

COMPANY

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS		32,550	0.09

AGRICULTURAL PRODUCTION-LIVESTOCK		49,795	0.14

AMUSEMENT AND RECREATION SERVICES		284,100	0.76

APPAREL AND ACCESSORY STORES

* Hot Topic, Inc	9,000	184,410	0.50

Other Securities		368,159	0.99

TOTAL APPAREL AND ACCESSORY STORES		552,569	1.49

APPAREL AND OTHER TEXTILE PRODUCTS

* Quiksilver, Inc	6,400	152,384	0.41

Other Securities		128,085	0.35

TOTAL APPAREL AND OTHER TEXTILE PRODUCTS		280,469	0.76

AUTO REPAIR, SERVICES AND PARKING		61,716	0.17

AUTOMOTIVE DEALERS AND SERVICE STATIONS		88,707	0.24

BUILDING MATERIALS AND GARDEN SUPPLIES		12,591	0.04

BUSINESS SERVICES

* Earthlink, Inc	25,335	262,217	0.70

* Internet Security Systems, Inc	13,200	202,488	0.54

* Keane, Inc	11,500	157,435	0.42

Other Securities		3,009,550	8.09

TOTAL BUSINESS SERVICES		3,631,690	9.75

CHEMICALS AND ALLIED PRODUCTS

* Abgenix, Inc	12,400	145,328	0.39

Albemarle Corp	4,700	148,755	0.40

* Enzon, Inc	14,129	180,286	0.48

* Onyx Pharmaceuticals, Inc	3,900	165,204	0.44

Other Securities		1,401,423	3.77

TOTAL CHEMICALS AND ALLIED PRODUCTS		2,040,996	5.48

COMMUNICATIONS		558,940	1.50

DEPOSITORY INSTITUTIONS

NetBank, Inc	22,341	244,187	0.66

Pacific Capital Bancorp	5,492	154,490	0.41

R & G Financial Corp (Class B)	6,650	219,849	0.59

UMB Financial Corp	2,731	140,974	0.38

Other Securities		2,601,184	6.98

TOTAL DEPOSITORY INSTITUTIONS		3,360,684	9.02

TIAA-CREF Life Funds 2004 Semiannual Report     75
SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

EATING AND DRINKING PLACES

* P.F. Chang’s China Bistro, Inc	3,300	$135,795	0.36%

Other Securities		596,132	1.60

TOTAL EATING AND DRINKING PLACES		731,927	1.96

EDUCATIONAL SERVICES		78,041	0.21

ELECTRIC, GAS, AND SANITARY SERVICES

PNM Resources, Inc	8,850	183,815	0.49

Other Securities		1,181,131	3.17

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		1,364,946	3.66

ELECTRONIC & OTHER ELECTRIC EQUIPMENT

* Artesyn Technologies, Inc	19,021	171,189	0.46

* Micrel, Inc	16,680	202,662	0.54

* RF Micro Devices, Inc	35,507	266,303	0.71

* Skyworks Solutions, Inc	18,040	157,489	0.42

* Sonus Networks, Inc	29,000	138,620	0.37

Other Securities		1,713,777	4.61

TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		2,650,040	7.11

ENGINEERING AND MANAGEMENT SERVICES

* Incyte Corp	18,200	139,048	0.37

* U.S. Oncology, Inc	17,011	250,402	0.67

* Washington Group International, Inc	4,996	179,306	0.48

Other Securities		584,144	1.57

TOTAL ENGINEERING AND MANAGEMENT SERVICES		1,152,900	3.09

FABRICATED METAL PRODUCTS

* Crown Holdings, Inc	16,900	168,493	0.45

Other Securities		358,429	0.96

TOTAL FABRICATED METAL PRODUCTS		526,922	1.41

FOOD AND KINDRED PRODUCTS		376,208	1.01

FOOD STORES		83,815	0.22

FURNITURE AND FIXTURES		38,505	0.10

FURNITURE AND HOMEFURNISHINGS STORES		145,598	0.39

GENERAL BUILDING CONTRACTORS		171,515	0.46

GENERAL MERCHANDISE STORES		142,193	0.38

HEALTH SERVICES

* Inveresk Research Group, Inc	4,400	135,696	0.36

* LifePoint Hospitals, Inc	3,700	137,714	0.37

* RehabCare Group, Inc	5,900	157,117	0.42

Other Securities		358,421	0.97

TOTAL HEALTH SERVICES		788,948	2.12

HEAVY CONSTRUCTION, EXCEPT BUILDING		36,715	0.10

76    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

HOLDING AND OTHER INVESTMENT OFFICES

Greater Bay Bancorp	5,745	$166,031	0.45%

Highwoods Properties, Inc	6,600	155,100	0.42

Home Properties, Inc	3,909	152,373	0.41

iShares Russell 2000 Index Fund	3,407	401,992	1.08

* La Quinta Corp	20,800	174,720	0.47

Senior Housing Properties Trust	11,500	193,085	0.52

Susquehanna Bancshares, Inc	5,970	150,205	0.40

Other Securities		1,989,924	5.33

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		3,383,430	9.08

HOTELS AND OTHER LODGING PLACES		141,991	0.38

INDUSTRIAL MACHINERY AND EQUIPMENT

* Flowserve Corp	9,400	234,436	0.63

* Gateway, Inc	32,500	146,250	0.39

* InFocus Corp	24,940	211,990	0.57

Other Securities		1,812,911	4.87

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		2,405,587	6.46

INSTRUMENTS AND RELATED PRODUCTS

* Align Technology, Inc	7,600	144,400	0.39

Mentor Corp	7,900	270,891	0.73

* Molecular Devices Corp	11,220	199,492	0.54

* Possis Medical, Inc	4,600	157,090	0.42

* Ventana Medical Systems, Inc	4,400	209,132	0.56

Other Securities		1,737,059	4.66

TOTAL INSTRUMENTS AND RELATED PRODUCTS		2,718,064	7.30

INSURANCE AGENTS, BROKERS AND SERVICE		194,427	0.52

INSURANCE CARRIERS		1,000,426	2.69

JUSTICE, PUBLIC ORDER AND SAFETY		48,960	0.13

LEATHER AND LEATHER PRODUCTS		94,090	0.25

LEGAL SERVICES		14,298	0.04

LUMBER AND WOOD PRODUCTS		131,796	0.35

METAL MINING		34,031	0.09

MISCELLANEOUS MANUFACTURING INDUSTRIES		183,552	0.49

MISCELLANEOUS RETAIL		333,275	0.89

MOTION PICTURES

* Hollywood Entertainment Corp	11,100	148,296	0.40

Other Securities		29,502	0.08

TOTAL MOTION PICTURES		177,798	0.48

NONDEPOSITORY INSTITUTIONS		335,940	0.90

NONMETALLIC MINERALS, EXCEPT FUELS		17,055	0.05

TIAA-CREF Life Funds 2004 Semiannual Report     77
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Small-Cap Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

			% of NET
COMPANY	SHARES	VALUE	ASSETS

OIL AND GAS EXTRACTION

Vintage Petroleum, Inc	8,800	$149,336	0.40%

Other Securities		718,696	1.93

TOTAL OIL AND GAS EXTRACTION		868,032	2.33

PAPER AND ALLIED PRODUCTS		196,284	0.53

PERSONAL SERVICES		149,942	0.40

PETROLEUM AND COAL PRODUCTS		238,345	0.64

PRIMARY METAL INDUSTRIES

Allegheny Technologies, Inc	10,000	180,500	0.48

* Maverick Tube Corp	5,500	144,430	0.39

Other Securities		562,569	1.51

TOTAL PRIMARY METAL INDUSTRIES		887,499	2.38

PRINTING AND PUBLISHING		269,502	0.72

RAILROAD TRANSPORTATION		16,590	0.04

REAL ESTATE		95,535	0.26

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS

* Goodyear Tire & Rubber Co	16,400	149,076	0.40

Other Securities		170,954	0.46

TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		320,030	0.86

SECURITY AND COMMODITY BROKERS		210,954	0.57

SOCIAL SERVICES		23,106	0.06

SPECIAL TRADE CONTRACTORS		157,611	0.42

STONE, CLAY, AND GLASS PRODUCTS		134,409	0.36

TOBACCO PRODUCTS		50,940	0.14

TRANSPORTATION BY AIR

* Atlantic Coast Airlines Holdings, Inc	30,200	173,348	0.47

Other Securities		444,127	1.19

TOTAL TRANSPORTATION BY AIR		617,475	1.66

TRANSPORTATION EQUIPMENT

Visteon Corp	13,800	161,046	0.43

Other Securities		625,953	1.68

TOTAL TRANSPORTATION EQUIPMENT		786,999	2.11

TRANSPORTATION SERVICES		62,795	0.17

TRUCKING AND WAREHOUSING		200,928	0.54

WATER TRANSPORTATION		85,678	0.23

WHOLESALE TRADE-DURABLE GOODS		535,000	1.44

78    2004 Semiannual Report TIAA-CREF Life Funds
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Small-Cap Equity Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	SHARES	VALUE	ASSETS

WHOLESALE TRADE-NONDURABLE GOODS

* Chiquita Brands International, Inc	12,100	$253,125	0.68%

Other Securities		479,287	1.29

TOTAL WHOLESALE TRADE-NONDURABLE GOODS		732,412	1.97

TOTAL COMMON STOCKS	(Cost $33,456,667)	37,097,866	99.59

TOTAL PORTFOLIO	(Cost $33,460,332)	37,103,029	99.60
OTHER ASSETS & LIABILITIES, NET		148,684	0.40

NET ASSETS		$37,251,713	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds 2004 Semiannual Report     79
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Real Estate Securities Fund  Top Holdings as of June 30, 2004 (Unaudited)

			% of NET
COMPANY	SHARES	VALUE	ASSETS

PREFERRED STOCKS
HOLDING AND OTHER INVESTMENT OFFICES

* Host Marriott Corp	15,000	$375,000	0.93%

* IMPAC Mortgage Holdings, Inc	12,500	315,500	0.78

Other Securities		271,785	0.68

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		962,285	2.39

TOTAL PREFERRED STOCKS	Cost ($951,500)	962,285	2.39

COMMON STOCKS
HOLDING AND OTHER INVESTMENT OFFICES

J. E. Robert	25,000	375,000	0.93

Acadia Realty Trust	38,000	522,120	1.29

Affordable Residential Communities	71,386	1,185,008	2.94

Alexandria Real Estate Equities, Inc	13,420	761,988	1.89

AMB Property Corp	11,467	397,102	0.98

Apartment Investment & Management Co (Class A)	8,750	272,388	0.68

Archstone-Smith Trust	15,000	439,950	1.09

Bimini Mortgage Management, Inc	20,000	300,000	0.74

Boston Properties, Inc	15,000	751,200	1.86

* Capital Lease Funding, Inc	41,932	436,093	1.08

CBL & Associates Properties, Inc	8,500	467,500	1.16

Centerpoint Properties Trust	8,500	652,375	1.62

Developers Diversified Realty Corp	15,435	545,936	1.35

Entertainment Properties Trust	17,100	611,154	1.52

Equity Office Properties Trust	14,000	380,800	0.94

Equity Residential	19,706	585,859	1.45

General Growth Properties, Inc	15,000	443,550	1.10

Glenborough Realty Trust, Inc	30,978	568,446	1.41

Global Signal, Inc	11,902	261,249	0.65

Home Properties, Inc	7,250	282,605	0.70

* Host Marriott Corp	65,506	809,654	2.01

Kimco Realty Corp	8,600	391,300	0.97

Lexington Corporate Properties Trust	35,000	696,850	1.73

Luminent Mortgage Capital, Inc	52,600	631,200	1.57

Macerich Co	10,300	493,061	1.22

* Meristar Hospitality Corp	48,609	332,486	0.82

Mills Corp	8,000	373,600	0.93

Monmouth REIT (Class A)	80,000	623,200	1.55

* New York Mortgage Trust, Inc	74,733	662,134	1.64

Omega Healthcare Investors, Inc	77,357	776,664	1.93

Origen Financial, Inc	56,670	512,027	1.27

Prologis	18,000	592,560	1.47

Rouse Co	23,000	1,092,500	2.71

Simon Property Group, Inc	39,474	2,029,753	5.03

* Strategic Hotel Capital, Inc	28,872	424,418	1.05

* Sunset Financial Resources, Inc	60,000	613,800	1.52

Thornburg Mortgage, Inc	10,000	269,500	0.67

U.S. Restaurant Properties, Inc	30,000	455,700	1.13

Ventas, Inc	31,155	727,469	1.80

Vornado Realty Trust	16,000	913,760	2.27

Other Securities		4,970,920	12.34

TOTAL HOLDING AND OTHER INVESTMENT OFFICES		28,632,879	71.01

80    2004 Semiannual Report TIAA-CREF Life Funds
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Real Estate Securities Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

			% of NET
COMPANY	SHARES	VALUE	ASSETS

HOTELS AND OTHER LODGING PLACES

Fairmont Hotels & Resorts	16,500	$444,675	1.10%

Hilton Hotels Corp	14,000	261,240	0.65

* Lodgian, Inc	144,700	1,526,585	3.79

Other Securities		533,025	1.32

TOTAL HOTELS AND OTHER LODGING PLACES		2,765,525	6.86

NONDEPOSITORY INSTITUTIONS

* Falcon Financial Investment Trust	72,222	563,332	1.40

Municipal Mortgage & Equity LLC	12,233	285,272	0.71

TOTAL NONDEPOSITORY INSTITUTIONS		848,604	2.11

REAL ESTATE

Brookfield Properties Corp	20,000	575,000	1.43

* CB Richard Ellis Group, Inc	133,820	2,555,962	6.34

TOTAL REAL ESTATE		3,130,962	7.77

TOTAL COMMON STOCKS	(Cost $35,424,781)	35,377,970	87.75

ISSUER		PRINCIPAL

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES

Federal Home Loan Banks (FHLB)	1.000%, 07/01/04	$2,850,000	2,849,906	7.06

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,849,906	7.06

TOTAL SHORT-TERM INVESTMENTS		(Cost $2,849,901)	2,849,906	7.06

TOTAL PORTFOLIO		(Cost $39,226,182)	39,190,161	97.20
OTHER ASSETS & LIABILITIES, NET			1,128,696	2.80

NET ASSETS			$40,318,857	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds 2004 Semiannual Report     81
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Bond Fund  Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

CORPORATE BONDS
ASSET BACKED

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777%, 01/25/22	Aaae	$1,000,000	$1,003,400	1.86%

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700%, 02/25/34	Baa2e	500,000	481,900	0.89

TOTAL ASSET BACKED				1,485,300	2.75

COMMUNICATIONS

AT&T Wireless Services, Inc (Sr Note)	8.750%, 03/01/31	Baa2	100,000	123,479	0.23

BellSouth Corp Note	6.875%, 10/15/31	A1	100,000	104,160	0.19

British Telecommunications PLC Bond	8.875%, 12/15/30	Baa1	100,000	123,647	0.23

Comcast Corp	7.050%, 03/15/33	Baa3	100,000	103,705	0.19

Deutsche Telekom International Finance	8.750%, 06/15/30	Baa2	100,000	121,846	0.23

Sprint Capital Corp	8.750%, 03/15/32	Baa3	100,000	116,385	0.22

Verizon Global Funding Corp Note	7.750%, 06/15/32	A2	100,000	112,289	0.21

Vodafone Group PLC Note	6.250%, 11/30/32	A2	100,000	99,141	0.18

TOTAL COMMUNICATIONS				904,652	1.68

DEPOSITORY INSTITUTIONS

Citigroup, Inc (Sub Note)	6.625%, 06/15/32	Aa2	100,000	103,774	0.19

Other Securities				191,775	0.36

TOTAL DEPOSITORY INSTITUTIONS				295,549	0.55

GENERAL BUILDING CONTRACTORS				92,113	0.17

GENERAL MERCHANDISE STORES

Wal-Mart Stores, Inc Note	7.550%, 02/15/30	Aa2	100,000	119,623	0.22

TOTAL GENERAL MERCHANDISE STORES				119,623	0.22

INSURANCE CARRIERS				97,547	0.18

MOTION PICTURES

Time Warner, Inc	7.700%, 05/01/32	Baa1	100,000	109,232	0.20

TOTAL MOTION PICTURES				109,232	0.20

NONDEPOSITORY INSTITUTIONS

Household Finance Corp Note	6.375%, 11/27/12	A1	100,000	106,109	0.20

Trains (Secured Note)	5.940%, 01/25/07	A3	4,460,000	4,743,392	8.79

Trains (Secured Note)	6.962%, 01/15/12	A3	4,260,000	4,737,037	8.78

Other Securities				95,958	0.18

TOTAL NONDEPOSITORY INSTITUTIONS				9,682,496	17.95

OTHER MORTGAGE BACKED SECURITIES

Centex Home Equity Series 2004-C (Class AF5)	5.980%, 06/25/34	Aaae	400,000	399,750	0.74

JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376%, 07/12/37	Aaa	750,000	760,344	1.41

Option One Mortgage Securities Series 2004-1 (Class 1A)	1.510%, 04/26/09	Aaa	205,593	205,593	0.38

TOTAL OTHER MORTGAGE BACKED SECURITIES				1,365,687	2.53

PETROLEUM AND COAL PRODUCTS				96,723	0.18

82    2004 Semiannual Report TIAA-CREF Life Funds
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Bond Fund Top Holdings as of June 30, 2004 (Unaudited)	continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

PRIMARY METAL INDUSTRIES				$97,355	0.18%

SECURITY AND COMMODITY BROKERS

Morgan Stanley Note	5.300%, 03/01/13	Aa3	$100,000	98,438	0.18

Other Securities				92,198	0.17

TOTAL SECURITY AND COMMODITY BROKERS				190,636	0.35

TRANSPORTATION EQUIPMENT

Daimler-Chrysler Na Holding (Guarantee Note)	8.500%, 01/18/31	A3	100,000	114,567	0.21

Other Securities				97,233	0.18

TOTAL TRANSPORTATION EQUIPMENT				211,800	0.39

TOTAL CORPORATE BONDS		(Cost $15,438,709)		14,748,713	27.33

GOVERNMENT BONDS
AGENCY SECURITIES

Federal Home Loan Bank (FHLB)	5.250%, 06/18/14	Aaa	750,000	751,996	1.39

Federal Home Loan Mortgage Corp. (FHLMC)	1.875%, 02/15/06	Aaa	2,250,000	2,218,973	4.11

Federal Home Loan Mortgage Corp. (FHLMC)	5.875%, 03/21/11	Aa2	497,000	522,398	0.97

Federal National Mortgage Assoc. (FNMA)	2.250%, 05/15/06	Aaa	3,400,000	3,360,152	6.23

TOTAL AGENCY SECURITIES				6,853,519	12.70

MORTGAGE BACKED SECURITIES

Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 06/01/18		599,245	601,182	1.11

Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 02/01/19		734,816	736,716	1.36

Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 07/01/33		899,569	871,145	1.61

Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 11/01/33		482,964	467,704	0.87

Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000%, 11/01/33		937,513	958,723	1.78

Federal National Mortgage Assoc. (FNMA)	6.000%, 02/01/18		754,888	787,413	1.46

Federal National Mortgage Assoc. (FNMA)	5.500%, 03/01/18		791,614	811,624	1.50

Federal National Mortgage Assoc. (FNMA)	5.500%, 04/01/18		706,711	724,574	1.34

Federal National Mortgage Assoc. (FNMA)	5.000%, 01/01/19		1,778,468	1,784,798	3.31

Federal National Mortgage Assoc. (FNMA)	5.500%, 03/01/19		969,074	993,449	1.84

Federal National Mortgage Assoc. (FNMA)	6.500%, 03/01/33		924,060	962,853	1.78

Federal National Mortgage Assoc. (FNMA)	5.500%, 07/01/33		938,695	936,916	1.74

Federal National Mortgage Assoc. (FNMA)	6.000%, 10/01/33		992,325	1,014,244	1.88

Federal National Mortgage Assoc. (FNMA)	5.000%, 03/01/34		3,368,115	3,264,226	6.05

Government National Mortgage Asso. (GNMA)	5.500%, 07/20/33		878,091	877,841	1.63

TOTAL MORTGAGE BACKED SECURITIES				15,793,408	29.26

TIAA-CREF Life Funds 2004 Semiannual Report     83
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Bond Fund Top Holdings as of June 30, 2004 (Unaudited)	concluded

				% OF NET
ISSUER		PRINCIPAL	VALUE	ASSETS

U.S. TREASURY SECURITIES

U.S. Treasury Bond	8.000%, 11/15/21	$1,870,000	$2,451,271	4.54%

U.S. Treasury Bond	5.375%, 02/15/31	100,000	100,844	0.19

U.S. Treasury Note	2.625%, 05/15/08	2,500,000	2,422,225	4.49

U.S. Treasury Note	3.375%, 12/15/08	2,215,000	2,187,180	4.05

U.S. Treasury Note	3.125%, 04/15/09	1,000,000	971,690	1.80

U.S. Treasury Note	3.625%, 05/15/13	2,250,000	2,106,067	3.90

U.S. Treasury Note	4.250%, 08/15/13	1,250,000	1,220,075	2.26

k U.S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09	573,110	638,926	1.18

TOTAL U.S. TREASURY SECURITIES			12,098,278	22.41

TOTAL GOVERNMENT BONDS		(Cost $35,007,185)	34,745,205	64.37

TOTAL BONDS		(Cost $50,445,894)	49,493,918	91.70

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES

Federal Home Loan Bank (FHLB)	1.000%, 07/01/04	2,080,000	2,079,931	3.85

Federal Home Loan Mortgage Corp. (FHLMC)	1.875%, 01/15/05	2,000,000	1,999,881	3.71

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,079,812	7.56

TOTAL SHORT-TERM INVESTMENTS		(Cost $4,097,350)	4,079,812	7.56

TOTAL PORTFOLIO		(Cost $54,543,244)	53,573,730	99.26
OTHER ASSETS & LIABILITIES, NET			401,012	0.74

NET ASSETS			$53,974,742	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

†	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

84    2004 Semiannual Report TIAA-CREF Life Funds
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[This page intentionally left blank.]

TIAA-CREF Life Funds 2004 Semiannual Report     85

Statements of Assets and Liabilities (Unaudited)

TIAA-CREF Life Funds

June 30, 2004

Growth
Equity
Fund

ASSETS
Portfolio investments, at cost	$30,398,520

Portfolio investments, at value	27,840,666
Cash	—
Cash—foreign (cost of $—, $257, $247,736, $—, and $—, respectively)	—
Receivable from securities transactions	322,930
Receivable for variation margin on open futures contracts	—
Receivable from Fund shares sold	7,548
Dividends and interest receivable	24,915

Total assets	28,196,059

LIABILITIES
Due to investment advisor	7,643
Due to custodian	138,445
Payable for securities transactions	108,878

Total liabilities	254,966

NET ASSETS	$27,941,093

NET ASSETS CONSIST OF:
Paid-in-capital	$67,463,295
Accumulated undistributed net investment income	101,770
Accumulated undistributed net realized loss on total investments	(37,066,118)
Accumulated appreciation (depreciation) on total investments	(2,557,854)

NET ASSETS	$27,941,093

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,124,558

Net asset value per share	$13.15

86    2004 Semiannual Report TIAA-CREF Life Funds
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Growth &	International	Stock	Social Choice
Income	Equity	Index	Equity
Fund	Fund	Fund	Fund

$44,113,429	$44,380,746	$141,987,651	$29,336,344

45,453,971	47,507,051	132,806,232	26,455,769
7,455	—	35,696	157,762
287	247,705	—	—
645,012	896,385	—	16,330
860	—	14,675	—
11,583	44,631	1,949	34,538
53,390	91,297	136,015	23,496

46,172,558	48,787,069	132,994,567	26,687,895

8,442	12,473	9,879	2,370
—	484,669	—	—
815,107	15,278	487,835	—

823,549	512,420	497,714	2,370

$45,349,009	$48,274,649	$132,496,853	$26,685,525

$62,853,475	$66,128,975	$142,084,341	$29,983,211
290,829	656,146	987,634	191,785
(19,137,027)	(21,635,963)	(1,414,362)	(608,896)
1,341,732	3,125,491	(9,160,760)	(2,880,575)

$45,349,009	$48,274,649	$132,496,853	$26,685,525

2,333,783	3,069,932	5,345,143	1,237,822
$19.43	$15.72	$24.79	$21.56

TIAA-CREF Life Funds 2004 Semiannual Report     87
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Statements of Assets and Liabilities (Unaudited) (continued)

TIAA-CREF Life Funds

June 30, 2004

Large-Cap
Value
Fund

ASSETS
Portfolio investments, at cost	$29,418,152

Portfolio investments, at value	32,164,111
Cash	133,575
Receivable from securities transactions	564,235
Receivable from Fund shares sold	—
Dividends and interest receivable	49,800

Total assets	32,911,721

LIABILITIES
Due to investment advisor	6,255
Income distribution payable	—
Payable for securities transactions	736,928
Payable for Fund shares redeemed	10,718

Total liabilities	753,901

NET ASSETS	$32,157,820

NET ASSETS CONSIST OF:
Paid-in-capital	$24,930,923
Accumulated undistributed net investment income	327,951
Accumulated undistributed net realized gain (loss) on total investments	4,152,987
Accumulated appreciation (depreciation) on total investments	2,745,959

NET ASSETS	$32,157,820

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	968,538

Net asset value per share	$33.20

88    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap	Real Estate		Money
Equity	Securities	Bond	Market
Fund	Fund	Fund	Fund

$33,460,332	$39,226,182	$54,543,244	$24,627,353

37,103,029	39,190,161	53,573,730	24,627,353
459,227	82,335	7,639	817
—	1,330,835	—	—
52,069	—	—	—
39,259	135,415	398,165	848

37,653,584	40,738,746	53,979,534	24,629,018

3,045	8,230	4,723	1,342
—	—	—	21,779
398,826	351,632	—	—
—	60,027	69	76

401,871	419,889	4,792	23,197

$37,251,713	$40,318,857	$53,974,742	$24,605,821

$27,954,827	$34,314,493	$54,236,546	$24,605,729
179,176	970,050	1,003,163	—
5,475,013	5,070,335	(295,453)	92
3,642,697	(36,021)	(969,514)	—

$37,251,713	$40,318,857	$53,974,742	$24,605,821

1,052,212	1,282,112	2,168,919	24,605,729
$35.40	$31.45	$24.89	$1.00

TIAA-CREF Life Funds 2004 Semiannual Report     89
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Statements of Operations (Unaudited)

TIAA-CREF Life Funds

For the Six Months Ended June 30, 2004

Growth
Equity
Fund

INVESTMENT INCOME
Interest	$630
Dividends	136,890
Foreign taxes withheld	(387)

Total income	137,133

EXPENSES
Management fee	35,363
Trustee fees and expenses	—

Net expenses	35,363

Net investment income	101,770

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS

Net realized gain (loss) on:
Portfolio investments	(1,111,364)
Futures transactions	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	(1,111,364)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	1,580,619
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments	1,580,619

Net realized and unrealized gain on total investments	469,255

Net increase in net assets resulting from operations	$571,025

90    2004 Semiannual Report TIAA-CREF Life Funds
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Growth &	International	Stock
Income	Equity	Index	Social Choice
Fund	Fund	Fund	Equity
			Fund

$1,079	$22,289	$16,010	$559
344,582	724,990	1,009,637	200,505
(464)	(59,796)	(12)	—

345,197	687,483	1,025,635	201,064

51,690	68,866	37,978	9,279
350	—	23	—

52,040	68,866	38,001	9,279

293,157	618,617	987,634	191,785

2,309,070	6,954,451	485,393	427,839
—	—	12,987	—
(5,628)	(36,774)	—	—

2,303,442	6,917,677	498,380	427,839

(1,414,943)	(5,106,066)	2,780,844	588,742
1,159	—	20,659	—
2	(4,042)	—	—

(1,413,782)	(5,110,108)	2,801,503	588,742

889,660	1,807,569	3,299,883	1,016,581

$1,182,817	$2,426,186	$4,287,517	$1,208,366

TIAA-CREF Life Funds 2004 Semiannual Report     91
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (Unaudited) (continued)

TIAA-CREF Life Funds

For the Six Months Ended June 30, 2004

Large-Cap
Value
Fund

INVESTMENT INCOME
Interest	$—
Dividends	365,871
Foreign taxes withheld	(388)

Total income	365,483

EXPENSES
Management fee	37,346
Trustee fees and expenses	186

Net expenses	37,532

Net investment income	327,951

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	3,525,473
Net change in unrealized appreciation (depreciation) on total investments	(2,395,980)

Net realized and unrealized gain (loss) on total investments	1,129,493

Net increase in net assets resulting from operations	$1,457,444

92    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap	Real Estate		Money
Equity	Securities	Bond	Market
Fund	Fund	Fund	Fund

$—	$3,512	$1,029,891	$127,011
197,584	898,669	—	—
(85)	(330)	—	—

197,499	901,851	1,029,891	127,011

18,137	49,415	26,013	6,936
186	256	715	284

18,323	49,671	26,728	7,220

179,176	852,180	1,003,163	119,791

4,623,454	3,447,715	(201,719)	89
(2,417,324)	(2,811,052)	(533,477)	—

2,206,130	636,663	(735,196)	89

$2,385,306	$1,488,843	$267,967	$119,880

TIAA-CREF Life Funds 2004 Semiannual Report     93
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Cash Flows (Unaudited)

Bond Fund

Six Months Ended June 30, 2004

Cash flows from operating activities:
Net increase in net assets resulting from operations	$267,967

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term securities	(44,416,616)
Proceeds from sales of long-term securities	37,561,349
Purchases of short-term investments—net	2,038,866
Decrease (increase) in receivables	(144,474)
Increase (decrease) in payables	436
Net realized loss on total investments	201,719
Unrealized depreciation on total investments	533,477

Net cash used in operating activities	(3,957,276)

Cash flows from financing activities:
Proceeds from Fund shares sold	4,010,794
Payments for Fund shares redeemed	(316,118)
Cash distributions paid	—
Exchanges among the Funds—net	—
Proceeds from the financing of dollar roll transactions—net	—

Net cash provided by financing activities	3,694,676

Decrease in cash	(262,600)

CASH
Beginning of year	270,239

End of period	$7,639

94    2004 Semiannual Report TIAA-CREF Life Funds
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[This page intentionally left blank.]

TIAA-CREF Life Funds 2004 Semiannual Report     95

Statements of Changes in Net Assets

TIAA-CREF Life Funds

	Growth Equity Fund

	For the Six
	Months	For the Year
	Ended	Ended
	June 30,	December 31,
	2004	2003

	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS:
Net investment income	$101,770	$298,712
Net realized gain (loss) on total investments	(1,111,364)	(3,011,676)
Net change in unrealized appreciation (depreciation) on total investments	1,580,619	12,117,483

Net increase from operations	571,025	9,404,519

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(309,532)

Total distributions	—	(309,532)

SHAREHOLDER TRANSACTIONS
Seed money redemptions	—	(23,872,165)
Subscriptions	2,808,357	7,834,704
Reinvestment of distributions	—	309,532
Redemptions	(3,757,565)	(5,584,522)

Net increase (decrease) from shareholder transactions	(949,208)	(21,312,451)

Net increase (decrease) in net assets	(378,183)	(12,217,464)

NET ASSETS
Beginning of year	28,319,276	40,536,740

End of period	$27,941,093	$28,319,276

Undistributed (distributions in excess of) net investment income included in net assets	$101,770	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	2,198,997	3,992,282

Seed money shares redeemed	—	(2,025,584)
Shares sold	214,522	681,988
Shares issued in reinvestment of distributions	—	24,069
Shares redeemed	(288,961)	(473,758)

Net increase (decrease) in shares outstanding	(74,439)	(1,793,285)

Shares outstanding, end of period	2,124,558	2,198,997

96    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund		International Equity Fund

For the Six		For the Six
Months	For the Year	Months	For the Year
Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,
2004	2003	2004	2003

(Unaudited)		(Unaudited)
$293,157	$692,485	$618,617	$815,217
2,303,442	1,872,460	6,917,677	(2,946,846)
(1,413,782)	9,007,423	(5,110,108)	16,145,552

1,182,817	11,572,368	2,426,186	14,013,923

—	(707,416)	—	(769,654)

—	(707,416)	—	(769,654)

(2,524,000)	(25,362,000)	(7,629,000)	(3,682,000)
4,605,176	9,070,132	8,837,233	9,822,235
—	524,163	—	326,567
(2,318,018)	(2,247,249)	(3,238,733)	(5,570,093)

(236,842)	(18,014,954)	(2,030,500)	896,709

945,975	(7,150,002)	395,686	14,140,978
44,403,034	51,553,036	47,878,963	33,737,985

$45,349,009	$44,403,034	$48,274,649	$47,878,963

$290,829	$(2,328)	$656,146	$37,529

2,346,072	3,388,289	3,206,229	3,136,806

(130,812)	(1,477,136)	(495,595)	(272,574)
238,904	539,500	573,375	775,118
—	27,763	—	22,260
(120,381)	(132,344)	(214,077)	(455,381)

(12,289)	(1,042,217)	(136,297)	69,423

2,333,783	2,346,072	3,069,932	3,206,229

TIAA-CREF Life Funds 2004 Semiannual Report     97
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Life Funds

	Stock Index Fund

	For the Six
	Months
	Ended	For the Year
	June 30,	Ended
	2004	December 31,
		2003

	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS:
Net investment income	$987,634	$1,679,500
Net realized gain on total investments	498,380	4,469,814
Net change in unrealized appreciation (depreciation) on total investments	2,801,503	21,689,745

Net increase from operations	4,287,517	27,839,059

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,681,722)
From net realized gain on total investments	—	(1,857,341)

Total distributions	—	(3,539,063)

SHAREHOLDER TRANSACTIONS
Seed money redemptions	—	(23,530,375)
Subscriptions	14,704,258	29,275,256
Reinvestment of distributions	—	3,539,063
Redemptions	(4,814,559)	(4,043,776)

Net increase (decrease) from shareholder transactions	9,889,699	5,240,168

Net increase in net assets	14,177,216	29,540,164

NET ASSETS
Beginning of year	118,319,637	88,779,473

End of period	$132,496,853	$118,319,637

Undistributed net investment income included in net assets	$987,634	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	4,943,992	4,707,430

Seed money shares redeemed	—	(1,081,660)
Shares sold	599,459	1,364,764
Shares issued in reinvestment of distributions	—	148,016
Shares redeemed	(198,308)	(194,558)

Net increase (decrease) in shares outstanding	401,151	236,562

Shares outstanding, end of period	5,345,143	4,943,992

98    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund		Large-Cap Value Fund

For the Six		For the Six
Months	For the Year	Months	For the Year
Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,
2004	2003	2004	2003

(Unaudited)		(Unaudited)
$191,785	$410,267	$327,951	$518,621
427,839	952,160	3,525,473	2,339,679
588,742	5,429,449	(2,395,980)	4,389,287

1,208,366	6,791,876	1,457,444	7,247,587

—	(410,397)	—	(523,580)
—	—	—	(829,302)

—	(410,397)	—	(1,352,882)

(3,505,000)	(7,490,000)	(4,283,000)	(2,487,000)
3,662,171	5,166,249	7,709,730	6,319,612
—	200,974	—	291,863
(1,190,154)	(431,630)	(2,486,272)	(437,475)

(1,032,983)	(2,554,407)	940,458	3,687,000

175,383	3,827,072	2,397,902	9,581,705
26,510,142	22,683,070	29,759,918	20,178,213

$26,685,525	$26,510,142	$32,157,820	$29,759,918

$191,785	$—	$327,951	$—

1,287,052	1,410,166	941,061	812,199

(165,796)	(395,517)	(131,739)	(82,749)
173,331	286,832	237,207	217,570
—	9,761	—	9,268
(56,765)	(24,190)	(77,991)	(15,227)

(49,230)	(123,114)	27,477	128,862

1,237,822	1,287,052	968,538	941,061

TIAA-CREF Life Funds 2004 Semiannual Report     99
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Life Funds

	Small-Cap Equity Fund

	For the Six
	Months	For the Year
	Ended	Ended
	June 30,	December 31,
	2004	2003

	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS:
Net investment income	$179,176	$348,587
Net realized gain (loss) on total investments	4,623,454	4,961,569
Net change in unrealized appreciation (depreciation) on total investments	(2,417,324)	5,634,856

Net increase from operations	2,385,306	10,945,012

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(357,681)
From net realized gain on total investments	—	(3,371,317)

Total distributions	—	(3,728,998)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions (redemptions)	(4,755,000)	(4,740,000)
Subscriptions	8,682,063	12,154,872
Reinvestment of distributions	—	1,249,000
Redemptions	(3,519,267)	(1,465,606)

Net increase from shareholder transactions	407,796	7,198,266

Net increase in net assets	2,793,102	14,414,280

NET ASSETS
Beginning of year	34,458,611	20,044,331

End of period	$37,251,713	$34,458,611

Undistributed net investment income included in net assets	$179,176	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,044,811	813,822

Seed money shares sold (redeemed)	(135,643)	(143,012)
Shares sold	247,974	381,305
Shares issued in reinvestment of distributions	—	37,418
Shares redeemed	(104,930)	(44,722)

Net increase in shares outstanding	7,401	230,989

Shares outstanding, end of period	1,052,212	1,044,811

100    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund		Bond Fund		Money Market Fund

For the Six		For the Six	For the Period	For the Six	For the Period
Months	For the Year	Months	July 8, 2003	Months	July 8, 2003
Ended	Ended	Ended	(commencement	Ended	(commencement
June 30,	December 31,	June 30,	of operations) to	June 30,	of operations) to
2004	2003	2004	December 31, 2003	2004	December 31, 2003

(Unaudited)		(Unaudited)		(Unaudited)
$852,180	$1,490,853	$1,003,163	$810,074	$119,791	$98,162
3,447,715	5,097,885	(201,719)	(46,156)	89	3
(2,811,052)	3,081,987	(533,477)	(436,037)	—	—

1,488,843	9,670,725	267,967	327,881	119,880	98,165

—	(1,546,269)	—	(813,522)	(119,791)	(98,162)
—	(3,181,405)	—	(47,575)	—	—

—	(4,727,674)	—	(861,097)	(119,791)	(98,162)

—	(4,000,000)	—	50,000,000	—	20,000,000
10,397,279	14,216,054	4,004,676	544,869	7,090,129	1,499,170
—	1,812,532	—	6,795	12,665	309
(6,878,483)	(1,854,447)	(316,187)	(162)	(3,320,653)	(675,891)

3,518,796	10,174,139	3,688,489	50,551,502	3,782,141	20,823,588

5,007,639	15,117,190	3,956,456	50,018,286	3,782,230	20,823,591
35,311,218	20,194,028	50,018,286	—	20,823,591	—

$40,318,857	$35,311,218	$53,974,742	$50,018,286	$24,605,821	$20,823,591

$970,050	$117,870	$1,003,163	$—	$—	$—

1,177,222	825,017	2,022,166	—	20,823,588	—

—	(127,246)	—	2,000,000	—	20,000,000
333,764	478,899	159,195	21,899	7,090,205	1,499,170
—	60,458	—	274	12,666	309
(228,874)	(59,906)	(12,442)	(7)	(3,320,730)	(675,891)

104,890	352,205	146,753	2,022,166	3,782,141	20,823,588

1,282,112	1,177,222	2,168,919	2,022,166	24,605,729	20,823,588

TIAA-CREF Life Funds 2004 Semiannual Report     101
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

TIAA-CREF Life Funds

	Growth Equity Fund

					For the Period
					April 3, 2000	For the Period
	For the				(effective date	March 1, 2000
	Six Months				of SEC	(commencement of
	Ended	For the Years Ended December 31,			registration) to	operations) to
	June 30,				December 31,	December 31,
	2004(a)	2003	2002	2001	2000(a)	2000(a)

	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.88	$10.15	$14.60	$18.97	$26.17	$25.00

Gain (loss) from investment operations:
Net investment income	0.05 (b)	0.09 (b)	0.07 (b)	0.05	0.04	0.05
Net realized and unrealized gain (loss) on total investments	0.22	2.78	(4.45)	(4.37)	(7.19)	(6.03)

Total gain (loss) from investment operations	0.27	2.87	(4.38)	(4.32)	(7.15)	(5.98)

Less distributions from:
Net investment income	—	(0.14)	(0.07)	(0.05)	(0.05)	(0.05)
In excess of net investment income	—	—	—	—	—	—
Net realized gains	—	—	—	—	—	—

Total distributions	—	(0.14)	(0.07)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$13.15	$12.88	$10.15	$14.60	$18.97	$18.97

TOTAL RETURN	2.10%	28.30%	(30.01)%	(22.81)%	(27.29)%	(23.89)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,941	$28,319	$40,537	$52,519	$57,369	$57,369
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.43% (c)	0.46%	0.39%	0.39%
Ratio of expenses to average net assets after expense waiver	0.12%	0.25%	0.25%	0.25%	0.19%	0.21%
Ratio of net investment income to average net assets	0.36%	0.82%	0.61%	0.35%	0.15%	0.25%
Portfolio turnover rate	42.13%	77.79%	54.09%	41.77%	0.00%	35.54%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Waiver was eliminated effective October 28, 2002.

102    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund

				For the Period
				April 3, 2000	For the Period
For the				(effective date	March 1, 2000
Six Months				of SEC	(commencement of
Ended	For the Years Ended December 31,			registration) to	operations) to
June 30,				December 31,	December 31,
2004(a)	2003	2002	2001	2000(a)	2000(a)

(Unaudited)
$18.93	$15.22	$20.28	$23.57	$26.82	$25.00

0.12 (b)	0.23 (b)	0.21 (b)	0.20	0.18	0.19
0.38	3.79	(5.07)	(3.29)	(3.14)	(1.33)

0.50	4.02	(4.86)	(3.09)	(2.96)	(1.14)

—	(0.31)	(0.20)	(0.20)	(0.18)	(0.18)
—	—	—	—	(0.01)	(0.01)
—	—	—	—	(0.10)	(0.10)

—	(0.31)	(0.20)	(0.20)	(0.29)	(0.29)

$19.43	$18.93	$15.22	$20.28	$23.57	$23.57

2.64%	26.39%	(23.95)%	(13.13)%	(11.03)%	(4.55)%
$45,349	$44,403	$51,553	$62,313	$60,066	$60,066
N/A	N/A	0.41% (c)	0.44%	0.37%	0.37%
0.12%	0.23%	0.23%	0.23%	0.17%	0.19%
0.65%	1.41%	1.18%	1.04%	0.71%	0.84%
44.90%	137.19%	112.35%	61.92%	0.00%	20.43%

TIAA-CREF Life Funds 2004 Semiannual Report     103
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Life Funds

	International Equity Fund

					For the Period
					April 3, 2000	For the Period
	For the				(effective date	March 1, 2000
	Six Months				of SEC	(commencement of
	Ended	For the Years Ended December 31,			registration) to	operations) to
	June 30,				December 31,	December 31,
	2004(a)	2003	2002	2001	2000(a)	2000(a)

	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.93	$10.76	$12.88	$17.14	$22.79	$25.00

Gain (loss) from investment operations:
Net investment income	0.20 (b)	0.26 (b)	0.20 (b)	0.18	0.12	0.15
Net realized and unrealized gain (loss) on total investments	0.59	4.15	(2.06)	(4.26)	(5.65)	(7.89)

Total gain (loss) from investment operations	0.79	4.41	(1.86)	(4.08)	(5.53)	(7.74)

Less distributions from:
Net investment income	—	(0.24)	(0.19)	(0.18)	(0.12)	(0.12)
In excess of net investment income	—	—	(0.07)	—	—	—
Net realized gains	—	—	—	—	(0.12)	—

Total distributions	—	(0.24)	(0.26)	(0.18)	(0.12)	(0.12)

Net asset value, end of period	$15.72	$14.93	$10.76	$12.88	$17.14	$17.14

TOTAL RETURN	5.36%	41.06%	(14.40)%	(23.81)%	(24.24)%	(30.94)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$48,275	$47,879	$33,738	$35,014	$42,006	$42,006
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.49% (c)	0.53%	0.44%	0.44%
Ratio of expenses to average net assets after expense waiver	0.14%	0.29%	0.29%	0.29%	0.22%	0.25%
Ratio of net investment income to average net assets	1.30%	2.15%	1.68%	1.33%	0.63%	0.88%
Portfolio turnover rate	88.86%	139.29%	52.82%	102.48%	0.00%	79.47%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Waiver was eliminated effective October 28, 2002.

104    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund

For the
Six Months
Ended	For the Years Ended December 31,
June 30,
2004(a)	2003	2002	2001	2000	1999

(Unaudited)
$23.93	$18.86	$24.45	$27.94	$31.11	$26.05

0.19 (b)	0.35 (b)	0.33 (b)	0.30	0.29	0.26
0.67	5.47	(5.56)	(3.50)	(2.58)	5.26

0.86	5.82	(5.23)	(3.20)	(2.29)	5.52

—	(0.36)	(0.36)	(0.23)	(0.29)	(0.26)
—	—	—	—	—	—
—	(0.39)	—	(0.06)	(0.59)	(0.20)

—	(0.75)	(0.36)	(0.29)	(0.88)	(0.46)

$24.79	$23.93	$18.86	$24.45	$27.94	$31.11

3.59%	30.85%	(21.38)%	(11.44)%	(7.38)%	21.20%
$132,497	$118,320	$88,779	$94,517	$89,321	$54,341
N/A	N/A	0.26% (c)	0.30%	0.30%	0.30%
0.03%	0.06%	0.07%	0.07%	0.07%	0.07%
0.78%	1.68%	1.56%	1.28%	1.14%	1.28%
8.42%	26.45%	8.68%	7.85%	16.48%	14.22%

TIAA-CREF Life Funds 2004 Semiannual Report     105
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Life Funds

	Social Choice Equity Fund

					For the Period
					April 3, 2000	For the Period
	For the Six				(effective date	March 1, 2000
	Months	For the Years Ended			of SEC	(commencement of
	Ended	December 31,			registration) to	operations) to
	June 30,				December 31,	December 31,
	2004(a)	2003	2002	2001	2000(a)	2000(a)

	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.60	$16.09	$20.61	$23.90	$26.71	$25.00

Gain (loss) from investment operations:
Net investment income	0.15 (b)	0.29 (b)	0.26 (b)	0.24	0.19	0.23
Net realized and unrealized gain (loss) on total investments	0.81	4.54	(4.52)	(3.28)	(2.60)	(0.93)

Total gain (loss) from investment operations	0.96	4.83	(4.26)	(3.04)	(2.41)	(0.70)

Less distributions from:
Net investment income	—	(0.32)	(0.26)	(0.22)	(0.23)	(0.23)
Net realized gains	—	—	—	(0.03)	(0.17)	(0.17)

Total distributions	—	(0.32)	(0.26)	(0.25)	(0.40)	(0.40)

Net asset value, end of period	$21.56	$20.60	$16.09	$20.61	$23.90	$23.90

TOTAL RETURN	4.66%	30.03%	(20.68)%	(12.72)%	(9.02)%	(2.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$26,686	$26,510	$22,683	$25,333	$25,977	$25,977
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.34% (c)	0.39%	0.33%	0.33%
Ratio of expenses to average net assets after expense waiver	0.03%	0.07%	0.17%	0.18%	0.14%	0.15%
Ratio of net investment income to average net assets	0.72%	1.64%	1.43%	1.15%	0.63%	0.92%
Portfolio turnover rate	4.33%	15.31%	27.21%	9.83%	0.00%	4.94%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Waiver was eliminated effective October 28, 2002.

106    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund

		For the Period
		October 28, 2002	For the Period
For the Six		(effective date	September 4, 2002
Months	For the	of SEC	(commencement of
Ended	Year Ended	registration) to	operations) to
June 30,	December 31,	December 31,	December 31,
2004(a)	2003	2002(a)	2002(a)

(Unaudited)

$31.62	$24.84	$24.60	$25.00

0.34 (b)	0.60 (b)	0.08 (b)	0.17 (b)
1.24	7.65	0.32	(0.17)

1.58	8.25	0.40	—

—	(0.57)	(0.16)	(0.16)
—	(0.90)	—	—

—	(1.47)	(0.16)	(0.16)

$33.20	$31.62	$24.84	$24.84

5.00%	33.23%	1.63%	0.01%
$32,158	$29,760	$20,178	$20,178
N/A	N/A	N/A	N/A
0.12%	0.24%	0.18%	0.08%
1.05%	2.19%	0.32%	0.69%
93.19%	159.36%	69.92%	94.30%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small-Cap Equity Fund

			For the Period
			October 28, 2002	For the Period
	For the Six		(effective date	September 4, 2002
	Months	For the Year	of SEC	(commencement of
	Ended	Ended	registration) to	operations) to
	June 30,	December 31,	December 31,	December 31,
	2004(a)	2003	2002(a)	2002(a)

-
	(Unaudited)
	$32.98	$24.63	$23.94	$25.00

	0.17 (b)	0.39 (b)	0.08 (b)	0.13 (b)
	2.25	11.71	0.73	(0.38)

	2.42	12.10	0.81	(0.25)

	—	(0.36)	(0.12)	(0.12)
	—	(3.39)	—	—

	—	(3.75)	(0.12)	(0.12)

	$35.40	$32.98	$24.63	$24.63

	7.34%	48.95%	3.40%	(0.98)%
	$37,252	$34,459	$20,044	$20,044
	N/A	N/A	N/A	N/A
	0.05%	0.10%	0.02%	0.03%
	0.49%	1.32%	0.32%	0.55%
	118.27%	237.48%	43.09%	57.41%

TIAA-CREF Life Funds 2004 Semiannual Report     107
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Life Funds

	Real Estate Securities Fund

			For the Period
			October 28, 2002	For the Period
	For the Six		(effective date	September 4, 2002
	Months	For the Year	of SEC	(commencement of
	Ended	Ended	registration) to	operations) to
	June 30,	December 31,	December 31,	December 31,
	2004(a)	2003	2002(a)	2002(a)

	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$30.00	$24.48	$23.67	$25.00

Gain (loss) from investment operations:
Net investment income	0.66 (b)	1.54 (b)	0.25 (b)	0.44 (b)
Net realized and unrealized gain (loss) on total investments	0.79	8.24	0.91	(0.61)

Total gain (loss) from investment operations	1.45	9.78	1.16	(0.17)

Less distributions from:
Net investment income	—	(1.39)	(0.31)	(0.31)
Net realized gains	—	(2.87)	(0.04)	(0.04)

Total distributions	—	(4.26)	(0.35)	(0.35)

Net asset value, end of period	$31.45	$30.00	$24.48	$24.48

TOTAL RETURN	4.83%	39.96%	4.94%	(0.65)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,319	$35,311	$20,194	$20,194
Ratio of expenses to average net assets	0.12%	0.25%	0.04%	0.08%
Ratio of net investment income to average net assets	2.14%	5.32%	1.03%	1.80%
Portfolio turnover rate	184.42%	188.87%	100.14%	117.16%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Waiver was eliminated effective October 28, 2002.

(d)	Amount represents less than $0.01 per share.

108    2004 Semiannual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund		Money Market Fund

	For the Period		For the Period
	July 8, 2003		July 8, 2003
	(commencement of		(commencement of
For the	operations/effective	For the Six	operations/effective
Six Months	date of SEC	Months	date of SEC
Ended	registration) to	Ended	registration) to
June 30,	December 31,	June 30,	December 31,
2004(a)	2003(a)	2004(a)	2003(a)

(Unaudited)		(Unaudited)
$24.74	$25.00	$1.00	$1.00

0.48 (b)	0.40 (b)	0.01	0.00 (d)
(0.33)	(0.24)	—	—

0.15	0.16	0.01	0.00 (d)

—	(0.40)	(0.01)	0.00 (d)
—	(0.02)	—	0.00

—	(0.42)	(0.01)	0.00 (d)

$24.89	$24.74	$1.00	$1.00

0.61%	0.67%	0.52%	0.49%
$53,975	$50,018	$24,606	$20,824
0.05%	0.05%	0.03%	0.03%
1.92%	1.63%	0.51%	0.46%
74.46%	272.35%	N/A	N/A

TIAA-CREF Life Funds 2004 Semiannual Report     109
SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements—(Unaudited)

TIAA-CREF Life Funds

Note 1—Significant Accounting Policies

TIAA-CREF Life Funds (the “Funds”) is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). TIAA-CREF Life Separate Accounts (the “Accounts”), which are registered with the Commission as unit investment trusts under the 1940 Act, have various sub-accounts which correspond to and invest in the Funds. The Accounts are separate accounts of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Stock Index Fund commenced operations on December 1, 1988 with a seed money investment by TIAA. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. The Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. The Bond and the Money Market Funds commenced operations on July 8, 2003 with a seed money investment by TIAA. At June 30, 2004, the Accounts and TIAA held the following amounts in the Funds:

	Investment in Funds Held by:

	Accounts	TIAA
Growth Equity Fund	$27,941,093	$—
Growth & Income Fund	36,346,018	9,002,991
International Equity Fund	27,435,733	20,838,916
Stock Index Fund	132,496,853	—
Social Choice Equity Fund	16,244,380	10,441,145
Large-Cap Value Fund	12,545,384	19,612,436
Small-Cap Equity Fund	18,653,596	18,598,117
Real Estate Securities Fund	18,792,550	21,526,307
Bond Fund	4,194,742	49,780,000
Money Market Fund	4,605,821	20,000,000

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

110    2004 Semiannual Report TIAA-CREF Life Funds

Notes to Financial Statements—(Unaudited) (continued)

Valuation of Investments. Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar Roll Transactions. Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Fund results in borrowing, requiring the presentation of a statement of cash flows.

Foreign Currency Transactions and Translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of

2004 Semiannual Report TIAA-CREF Life Funds      111

Notes to Financial Statements—(Unaudited) (continued)

securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts. The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Futures Contracts. The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

112    2004 Semiannual Report TIAA-CREF Life Funds

Notes to Financial Statements—(Unaudited) (continued)

Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid annually for each of the Funds except for the Money Market Fund which are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Federal Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”), and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At December 31, 2003, the following Funds had capital loss carryovers:

	Date of Expiration

	12/31/08	12/31/09	12/31/10	12/31/11	Total

Growth Equity Fund	$212,455	$12,578,729	$12,297,132	$10,153,999	$35,242,315
Growth & Income Fund	—	5,294,454	8,825,685	5,101,579	19,221,718
International Equity Fund	9,371,612	9,826,544	4,809,564	4,119,901	28,127,621
Social Choice Equity Fund	—	—	1,021,399	—	1,021,399

Note 2—Management Agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net

2004 Semiannual Report TIAA-CREF Life Funds      113

Notes to Financial Statements—(Unaudited) (continued)

assets of each Fund. During the six months ended June 30, 2004, Advisors received the following annual percentage of each Fund’s average daily net assets:

Management Fee

Growth Equity Fund	0.25%
Growth & Income Fund	0.23%
International Equity Fund	0.29%
Stock Index Fund	0.06%
Social Choice Equity Fund	0.07%
Large-Cap Value Fund	0.24%
Small-Cap Equity Fund	0.10%
Real Estate Securities Fund	0.25%
Bond Fund	0.10%
Money Market Fund	0.06%

Note 3—Investments

At June 30, 2004 net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Growth Equity Fund	$2,063,394	$4,621,248	$(2,557,854)
Growth & Income Fund	3,121,916	1,781,374	1,340,542
International Equity	4,800,619	1,674,314	3,126,305
Stock Index Fund	15,648,405	24,829,824	(9,181,419)
Social Choice Equity Fund	4,596,153	7,476,728	(2,880,575)
Large-Cap Value Fund	3,113,462	367,503	2,745,959
Small-Cap Equity Fund	4,173,956	531,259	3,642,697
Real Estate Securities Fund	1,073,299	1,109,320	(36,021)
Bond Fund	18,133	987,647	(969,514)

114    2004 Semiannual Report TIAA-CREF Life Funds

Notes to Financial Statements—(Unaudited) (continued)

At June 30, 2004, the Growth & Income and Stock Index Funds, held open futures contracts as follows:

	Futures	Number of	Market		Unrealized
	Contracts	Contracts	Value	Expiration Date	Gain

Growth & Income Fund	E-Mini S&P 500 Index	2	$114,040	September 2004	$ 1,159

Stock Index Fund	E-Mini S&P 500 Index	25	1,425,500	September 2004	8,247
Stock Index Fund	E-Mini Russell 2000 Index	5	296,175	September 2004	12,412 $20,659

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended June 30, 2004 were as follows:

	Non-		Non-
	Government	Government	Government	Government
	Purchases	Purchases	Sales	Sales

Growth Equity Fund	$11,912,710	$—	$12,733,217	$—
Growth & Income Fund	20,176,033	—	20,182,422	—
International Equity	41,988,720	—	43,980,245	—
Stock Index Fund	20,600,778	—	10,523,110	—
Social Choice Equity Fund	1,145,257	—	2,146,390	—
Large-Cap Value Fund	30,406,862	—	29,026,458	—
Small-Cap Equity Fund	43,472,526	—	42,897,130	—
Real Estate Securities Fund	70,572,606	—	71,139,295	—
Bond Fund	9,119,760	35,296,857	7,191,101	30,370,248

Note 4—Trustee Fees

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

2004 Semiannual Report TIAA-CREF Life Funds      115

Notes to Financial Statements—(Unaudited) (concluded)

Note 5—Distributions to Shareholders

The tax character of distributions paid to shareholders during 2003 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

Growth Equity Fund	$309,532	$—	$309,532
Growth & Income Fund	707,416	—	707,416
International Equity Fund	769,654	—	769,654
Stock Index Fund	1,928,871	1,610,192	3,539,063
Social Choice Equity Fund	410,397	—	410,397
Large-Cap Value Fund	1,243,154	109,728	1,352,882
Small-Cap Equity Fund	3,452,639	276,359	3,728,998
Real Estate Securities Fund	4,598,954	128,720	4,727,674
Bond Fund	861,097	—	861,097
Money Market Fund	98,162	—	98,162

The tax character of the 2004 distributions will be determined at the end of the year.

Note 6—Line of Credit

Each of the Funds, except the Bond and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2004, there were no borrowings under this credit facility by the Funds.

116    2004 Semiannual Report TIAA-CREF Life Funds

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2004 Semiannual Report TIAA-CREF Life Funds      117

Management
Current TIAA-CREF Life Funds Board of Trustees and Executive Officers

Disinterested Trustees

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

WILLARD T. CARLETON 4915 Camino Antonio Tucson, AZ 85718-6005	70	Trustee	Indefinite term. Trustee since 2001.

MARTIN J. GRUBER New York University Stern School of Business Henry Kaufman Management Education Center 44 West 4th Street, Suite 988 New York, NY 10012	66	Chairman of the Board of Trustees	Indefinite term. Trustee since 2001.

NANCY L. JACOB Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204	61	Trustee	Indefinite term. Trustee since 2001.

BEVIS LONGSTRETH Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225	70	Trustee	Indefinite term. Trustee since 2001.

BRIDGET A. MACASKILL 160 East 81st Street New York, NY 10028	55	Trustee	Indefinite term. Trustee since 2003.
118    2004 Semiannual Report TIAA-CREF Life Funds

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Trustee	Held by Trustee

Donald R. Diamond Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999- 2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984-1999. Trustee of TIAA, 1984-2003.	53	None

Nomura Professor of Finance, New York University, Stern School of Business. Formerly, Chairman, Department of Finance, New York University, Stern School of Business, and Trustee of TIAA, 1996-2000.	53	Director, Scudder Investments (New York) Funds, Japan Equity Fund, Inc., Singapore Fund, Inc., and the Thai Capital Fund, Inc.
President and Managing Principal, Windermere Investment Associates. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., and Executive Vice President, U.S. Trust of the Pacific Northwest.	53	None

Retired Partner, Debevoise & Plimpton. Formerly, Partner and Of Counsel of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law and Commissioner of the U.S. Securities and Exchange Commission.	53	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.
Formerly, Chairman, Oppenheimer Funds, Inc., 2000-2001. Chief Executive Officer, 1995-2001; President, 1991-2000; and Chief Operating Officer, 1989-1995 of that firm.	53	Director, J Sainsbury plc and Prudential plc. International Advisory Board, British-American Business Council.
2004 Semiannual Report TIAA-CREF Life Funds      119

Disinterested Trustees (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

STEPHEN A. ROSS Sloan School of Management Massachusetts Institute of Technology 77 Massachusetts Avenue Cambridge, MA 02139	60	Trustee	Indefinite term. Trustee since 2001.

MACEO K. SLOAN NCM Capital Management Group, Inc. 103 West Main Street, Suite 400 Durham, NC 27701-3638	54	Trustee	Indefinite term. Trustee since 2001.

AHMED H. ZEWAIL California Institute of Technology Arthur Amos Noyes Laboratory of Chemical Physics Mail Code 127-72 1200 East California Boulevard Pasadena, CA 91125	58	Trustee	Indefinite Trustee since 2004.

A disinterested trustee is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

HERBERT M. ALLISON, JR. TIAA-CREF 730 Third Avenue New York, NY 10017-3206	60	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.

GARY CHINERY TIAA-CREF 730 Third Avenue New York, NY 10017-3206	55	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.
120    2004 Semiannual Report TIAA-CREF Life Funds

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Trustee	Held by Trustee

Franco Modigliani Professor of Finance and Economics, Sloan School of Management, Massachusetts Institute of Technology, Co-Chairman, Roll & Ross Asset Management Corp. Formerly, Sterling Professor of Economics and Finance, Yale School of Management, Yale University.	53	Director, Freddie Mac; Co- Chairman, Roll & Ross Asset Management Corp.; and Principal, IV Capital, Ltd.

Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., and Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1991.	53	Director, SCANA Corporation and M&F Bancorp, Inc.
Linus Pauling Professor of Chemistry and Professor of Physics, Caltech; and Director, NSF Laboratory for Molecular Sciences (LMS), Caltech	53	None

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by
During Past 5 Years	Officer

Chairman, President and Chief Executive Officer of TIAA.
President and Chief Executive Officer of CREF, TIAA-CREF
Mutual Funds, TIAA-CREF Institutional Mutual Funds,
TIAA-CREF Life Funds and TIAA Separate Account VA-1
(these funds are collectively referred to as the “TIAA-CREF
Funds”). Formerly, President and Chief Executive Officer of
Alliance for LifeLong Learning, Inc., 2000-2002. President,
Chief Operating Officer and Member of the Board of
Directors of Merrill Lynch & Co., Inc., 1997-1999.	N/A

Vice President of TIAA and Treasurer of TIAA and the TIAA-CREF Funds.	N/A
2004 Semiannual Report TIAA-CREF Life Funds      121

Executive Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

SCOTT C. EVANS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	45	Executive Vice President	Indefinite term. Executive Vice President since 1998. Chief Investment Officer since 2004.

I. STEVEN GOLDSTEIN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	51	Executive Vice President	Indefinite term. Executive Vice President since 2003.

E. LAVERNE JONES TIAA-CREF 730 Third Avenue New York, NY 10017-3206	55	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 1998.

SUSAN S. KOZIK TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2003.

GEORGE W. MADISON TIAA-CREF 730 Third Avenue New York, NY 10017-3206	50	Executive Vice President	Indefinite term. Executive Vice President since 2003.

ERWIN W. MARTENS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	48	Executive Vice President	Indefinite term. Executive Vice President since 2003.
122    2004 Semiannual Report TIAA-CREF Life Funds

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by
During Past 5 Years	Officer

Executive Vice President of TIAA and the TIAA-CREF
Funds. Executive Vice President of TIAA-CREF Investment
Management, LLC (“Investment Management”) and
Teachers Advisors, Inc. (“Advisors”) and Director of
TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).	N/A

Executive Vice President, Public Affairs, of TIAA and the
TIAA-CREF Funds. Formerly, Advisor for McKinsey &
Company, 2003; Vice President, Corporate
Communications for Dow Jones & Co. and The Wall Street
Journal, 2001-2002; and Senior Vice President and Chief
Communications Officer for Insurance Information
Institute, 1993-2001.	N/A
Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.	N/A
Executive Vice President and Chief Technology Officer of
TIAA and the TIAA-CREF Funds. Formerly, Vice President of
IT Operations and Services, Lucent Technologies, 2000-
2003; and Senior Vice President and Chief Technology
Officer, Penn Mutual Life Insurance Company, 1997-2000.	N/A
Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated.	N/A

Executive Vice President, Risk Management, of TIAA and
the TIAA-CREF Funds. Formerly, Managing Director and
Chief Risk Officer, Putnam Investments, 1999-2003; and
Head and Deputy Head of Global Market Risk
Management, 1997-1999.	N/A
2004 Semiannual Report TIAA-CREF Life Funds      123

Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

ELIZABETH A. MONRAD TIAA-CREF 730 Third Avenue New York, NY 10017-3206	49	Executive Vice President	Indefinite term. Executive Vice President since 2003.

FRANCES NOLAN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2001.

DERMOT J. O’BRIEN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	38	Executive Vice President	Indefinite term. Executive Vice President since 2003.

BERTRAM L. SCOTT TIAA-CREF 730 Third Avenue New York, NY 10017-3206	53	Executive Vice President	Indefinite term. Executive Vice President since 2001.

JOHN A. SOMERS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	59	Executive Vice President	Indefinite term. Executive Vice President since 1998.

The Life Funds’ Statement of Additional Information (SAI) includes additional information about the Life Funds’ directors and is available, without charge, upon request, by calling toll free 877 518-9161.

124    2004 Semiannual Report TIAA-CREF Life Funds

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by
During Past 5 Years	Officer

Executive Vice President and Chief Financial Officer of
TIAA and the TIAA-CREF Funds. Formerly, Chief Financial
Officer and Senior Vice President of General Re (2000-
2003), Chief Financial Officer of its North American
Reinsurance Operations (1997-2000) and Corporate
Treasurer.	N/A

Executive Vice President, Client Services, of TIAA and the
TIAA-CREF Funds. Formerly, Executive Vice President,
Retirement Services, CREF and TIAA, 2000-2003; Vice
President, Eastern Division, 1994-2000.	N/A
Executive Vice President, Human Resources, of TIAA and
the TIAA-CREF Funds. Formerly, First Vice President and
Head of Human Resources, International Private Client
Division, Merrill Lynch & Co., 1999-Feb. 2003; and Vice
President and Head of Human Resources—Japan Morgan
Stanley, 1998-1999.	N/A

Executive Vice President, Product Management, of TIAA
and the TIAA-CREF Funds. Chairman of the Board,
President and Chief Executive Officer of TIAA-CREF Life.
Formerly, President and Chief Executive Officer, Horizon
Mercy, 1996-2000.	N/A
Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management and Advisors and Director of TIAA-CREF Life.	N/A
2004 Semiannual Report TIAA-CREF Life Funds      125

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Information

TIAA-CREF Web Center

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

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888 842-9001
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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a current prospectus. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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Printed on recycled paper C32093	A10937 08/04

Item 2. Code of Ethics.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments.

TIAA-CREF Life Funds — Growth Equity Fund

TIAA-CREF LIFE FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.94%
PRINTING AND PUBLISHING - 0.94%
8,022		News Corp Ltd (Spon ADR)	$263,763

		TOTAL PRINTING AND PUBLISHING	263,763

		TOTAL PREFERRED STOCKS (Cost $255,013)	263,763

COMMON STOCKS - 98.70%
APPAREL AND ACCESSORY STORES - 1.04%
12,011		Gap, Inc	291,267

		TOTAL APPAREL AND ACCESSORY STORES	291,267

APPAREL AND OTHER TEXTILE PRODUCTS - 0.59%
4,745		Polo Ralph Lauren Corp	163,465

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	163,465

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.65%
8,767		Lowe’s Cos	460,706

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	460,706

BUSINESS SERVICES - 10.28%
1,145		Adobe Systems, Inc	53,243
3,720		Automatic Data Processing, Inc	155,794
3,422	*	DST Systems, Inc	164,564
1,190		Equifax, Inc	29,453
4,395	*	Intuit, Inc	169,559
3,471		Manpower, Inc	176,223
28,854		Microsoft Corp	824,070
25,049	*	Oracle Corp	298,835
9,515		SAP AG. (Spon ADR)	397,822
44	*	SoftBrands, Inc	54
6,525	*	Symantec Corp	285,665
1,561	*	Westwood One, Inc	37,152
7,746	*	Yahoo!, Inc	281,412

		TOTAL BUSINESS SERVICES	2,873,846

CHEMICALS AND ALLIED PRODUCTS - 19.20%
330		Abbott Laboratories	13,451
3,736	*	Amgen, Inc	203,874
4,428	*	Amylin Pharmaceuticals, Inc	100,958
3,744		Avon Products, Inc	172,748
3,991	*	Biogen Idec, Inc	252,431
792		Colgate-Palmolive Co	46,292
6,237	*	Forest Laboratories, Inc	353,201
4,766	*	Genentech, Inc	267,849
5,253	*	Gilead Sciences, Inc	351,951

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE
2,688		Gillette Co	113,971
8,404	*	IVAX Corp	201,612
7,185		Lilly (Eli) & Co	502,303
6,601		Mylan Laboratories, Inc	133,670
41,469		Pfizer, Inc	1,421,557
20,440		Procter & Gamble Co	1,112,754
3,260		Wyeth	117,882

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,366,504

COMMUNICATIONS - 0.46%
200	*	Comcast Corp (Special Class A)	5,522
1,059	*	Entercom Communications Corp	39,501
1,009	*	InterActiveCorp	30,411
260	*	Level 3 Communications, Inc	923
1,920	*	Nextel Communications, Inc (Class A)	51,187

		TOTAL COMMUNICATIONS	127,544

DEPOSITORY INSTITUTIONS - 1.42%
4,427		Citigroup, Inc	205,856
481		Fifth Third Bancorp	25,868
5,595		Mellon Financial Corp	164,101

		TOTAL DEPOSITORY INSTITUTIONS	395,825

EATING AND DRINKING PLACES - 0.40%
3,271	*	Brinker International, Inc	111,607

		TOTAL EATING AND DRINKING PLACES	111,607

EDUCATIONAL SERVICES - 1.10%
3,495	*	Apollo Group, Inc (Class A)	308,574

		TOTAL EDUCATIONAL SERVICES	308,574

ELECTRIC, GAS, AND SANITARY SERVICES - 0.20%
1,865		Waste Management, Inc	57,162

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	57,162

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.99%
5,159	*	Altera Corp	114,633
480		General Electric Co	15,552
27,051		Intel Corp	746,608
5,582	*	Marvell Technology Group Ltd	149,039
5,744		Maxim Integrated Products, Inc	301,100
1,759		Maytag Corp	43,113
26,900		Motorola, Inc	490,925
6,869	*	Novellus Systems, Inc	215,961
7,825		Qualcomm, Inc	571,069
50,945		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	423,353

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,071,353

ENGINEERING AND MANAGEMENT SERVICES - 2.53%
12,421	*	Accenture Ltd (Class A)	341,329
2,387	*	BearingPoint, Inc	21,173
8,960		Monsanto Co	344,960

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	707,462

FABRICATED METAL PRODUCTS - 0.12%
354		Illinois Tool Works, Inc	33,945

		TOTAL FABRICATED METAL PRODUCTS	33,945

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 4.02%
2,107		Anheuser-Busch Cos, Inc	113,778
1,867		Campbell Soup Co	50,185
3,724		Coca-Cola Co	187,988
4,021	*	Constellation Brands, Inc (Class A)	149,300
11,568		PepsiCo, Inc	623,284

		TOTAL FOOD AND KINDRED PRODUCTS	1,124,535

FURNITURE AND FIXTURES - 0.07%
344		Hillenbrand Industries, Inc	20,795

		TOTAL FURNITURE AND FIXTURES	20,795

FURNITURE AND HOMEFURNISHINGS STORES - 0.47%
3,397	*	Bed Bath & Beyond, Inc	130,615

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	130,615

GENERAL MERCHANDISE STORES - 3.77%
1,172	*	Big Lots, Inc	16,947
587	*	Dollar Tree Stores, Inc	16,101
1,058		Family Dollar Stores, Inc	32,184
2,740	*	Kohl’s Corp	115,847
8,802		Target Corp	373,821
9,416		Wal-Mart Stores, Inc	496,788

		TOTAL GENERAL MERCHANDISE STORES	1,051,688

HEALTH SERVICES - 2.03%
4,323	*	Express Scripts, Inc	342,511
9,916		Health Management Associates, Inc (Class A)	222,317

		TOTAL HEALTH SERVICES	564,828

HOTELS AND OTHER LODGING PLACES - 1.22%
7,618		Starwood Hotels & Resorts Worldwide, Inc	341,667

		TOTAL HOTELS AND OTHER LODGING PLACES	341,667

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.54%
5,765		3M Co	518,908
2,663		Baker Hughes, Inc	100,262
218		Caterpillar, Inc	17,318
44,010	*	Cisco Systems, Inc	1,043,037
376	*	Cooper Cameron Corp	18,311
20,353	*	Dell, Inc	729,044
5,488	*	EMC Corp	62,563
1,709		International Business Machines Corp	150,648
4,233		International Game Technology	163,394
6,542	*	Network Appliance, Inc	140,849

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,944,334

INSTRUMENTS AND RELATED PRODUCTS - 6.45%
2,941		Biomet, Inc	130,698
1,275	*	Boston Scientific Corp	54,570
4,802		Guidant Corp	268,336
12,041		Medtronic, Inc	586,638
5,664	*	St. Jude Medical, Inc	428,482
3,780	*	Zimmer Holdings, Inc	333,396

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,802,120

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.60%
3,722		Marsh & McLennan Cos, Inc	168,904

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	168,904

INSURANCE CARRIERS - 2.00%
1,576		Aetna, Inc	133,960
3,871		American International Group, Inc	275,925
1,647	*	Anthem, Inc	147,505

		TOTAL INSURANCE CARRIERS	557,390

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
3,169		Mattel, Inc	57,834

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	57,834

MISCELLANEOUS RETAIL - 2.47%
4,978	*	eBay, Inc	457,727
7,884		Staples, Inc	231,080

		TOTAL MISCELLANEOUS RETAIL	688,807

MOTION PICTURES - 1.25%
19,913	*	Time Warner, Inc	350,071

		TOTAL MOTION PICTURES	350,071

NONDEPOSITORY INSTITUTIONS - 6.31%
13,613		American Express Co	699,436
9,682		Fannie Mae	690,908
863		Freddie Mac	54,628
12,282		MBNA Corp	316,753

		TOTAL NONDEPOSITORY INSTITUTIONS	1,761,725

OIL AND GAS EXTRACTION - 0.36%
20	*	Magnum Hunter Resources, Inc Wts 03/21/05	10
779		Pogo Producing Co	38,483
2,068		Tidewater, Inc	61,626

		TOTAL OIL AND GAS EXTRACTION	100,119

PERSONAL SERVICES - 0.22%
1,589	*	Weight Watchers International, Inc	62,193

		TOTAL PERSONAL SERVICES	62,193

SECURITY AND COMMODITY BROKERS - 1.07%
3,166		Goldman Sachs Group, Inc	298,111

		TOTAL SECURITY AND COMMODITY BROKERS	298,111

TRANSPORTATION BY AIR - 0.21%
3,534		Southwest Airlines Co	59,265

		TOTAL TRANSPORTATION BY AIR	59,265

TRANSPORTATION EQUIPMENT - 1.99%
961		General Dynamics Corp	95,427
5,054		United Technologies Corp	462,340

		TOTAL TRANSPORTATION EQUIPMENT	557,767

TRUCKING AND WAREHOUSING - 0.47%
1,731		United Parcel Service, Inc (Class B)	130,118

		TOTAL TRUCKING AND WAREHOUSING	130,118

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE

WATER TRANSPORTATION - 0.63%
4,040		Royal Caribbean Cruises Ltd	175,376

		TOTAL WATER TRANSPORTATION	175,376

WHOLESALE TRADE-DURABLE GOODS - 2.24%
11,216		Johnson & Johnson	624,731

		TOTAL WHOLESALE TRADE-DURABLE GOODS	624,731

WHOLESALE TRADE-NONDURABLE GOODS - 0.12%
966		Sysco Corp	34,650

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	34,650

		TOTAL COMMON STOCKS (Cost $30,143,507)	27,576,903

		TOTAL PORTFOLIO - 99.64% (Cost $30,398,520)	27,840,666
		OTHER ASSETS & LIABILITIES, NET - 0.36%	100,427

		NET ASSETS - 100.00%	$27,941,093

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Growth and Income Fund

TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2004

SHARES/
PRINCIPAL			VALUE
PREFERRED STOCKS - 0.00%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
108	*	NiSource, Inc (Sails)	$272

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	272

		TOTAL PREFERRED STOCKS (Cost $217)	272

COMMON STOCKS - 99.33%

APPAREL AND ACCESSORY STORES - 0.45%
8,400		Gap, Inc	203,700

		TOTAL APPAREL AND ACCESSORY STORES	203,700

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.59%
6,596		Home Depot, Inc	232,179
9,327		Lowe’s Cos	490,134

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	722,313

BUSINESS SERVICES - 5.86%
5,200		Automatic Data Processing, Inc	217,776
10,800	*	BEA Systems, Inc	88,776
1,400		Computer Associates International, Inc	39,284
2,000		IMS Health, Inc	46,880
3,100		Manpower, Inc	157,387
43,291		Microsoft Corp	1,236,391
1,000		Omnicom Group, Inc	75,890
31,208	*	Oracle Corp	372,311
7,700	*	Siebel Systems, Inc	82,236
2,000	*	SunGard Data Systems, Inc	52,000
5,189	*	Veritas Software Corp	143,735
4,000	*	Yahoo!, Inc	145,320

		TOTAL BUSINESS SERVICES	2,657,986

CHEMICALS AND ALLIED PRODUCTS - 11.22%
4,000		Abbott Laboratories	163,040
3,906		Air Products & Chemicals, Inc	204,870
1,000		Allergan, Inc	89,520
5,072	*	Amgen, Inc	276,779
4,491	*	Amylin Pharmaceuticals, Inc	102,395
9,000		Bristol-Myers Squibb Co	220,500
3,000		Colgate-Palmolive Co	175,350
6,100		Dow Chemical Co	248,270
382		Eastman Chemical Co	17,660
255	*	Eyetech Pharmaceuticals, Inc	10,945
1,700	*	Forest Laboratories, Inc	96,271
423	*	Gilead Sciences, Inc	28,341

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL			VALUE
3,467	*	IVAX Corp	83,173
4,000	*	King Pharmaceuticals, Inc	45,800
6,161		Lilly (Eli) & Co	430,716
8,912		Merck & Co, Inc	423,320
32,875	d	Pfizer, Inc	1,126,955
19,318		Procter & Gamble Co	1,051,672
4,000		Schering-Plough Corp	73,920
6,000		Wyeth	216,960

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,086,457

COMMUNICATIONS - 5.01%
2,000		Alltel Corp	101,240
3,533		AT&T Corp	51,688
9,800	*	AT&T Wireless Services, Inc	140,336
6,319		BellSouth Corp	165,684
8,000	*	Citadel Broadcasting Corp	116,560
2,129		Clear Channel Communications, Inc	78,667
9,679	*	Comcast Corp (Class A)	271,302
1,200	*	EchoStar Communications Corp (Class A)	36,900
18,005	*	Lucent Technologies, Inc	68,059
3,000	*	Nextel Communications, Inc (Class A)	79,980
25,600	*	Qwest Communications International, Inc	91,904
13,023		SBC Communications, Inc	315,808
3,050		Sprint Corp (FON Group)	53,680
12,152		Verizon Communications, Inc	439,781
1,614		Viacom, Inc (Class A)	58,669
5,601		Viacom, Inc (Class B)	200,068

		TOTAL COMMUNICATIONS	2,270,326

DEPOSITORY INSTITUTIONS - 9.95%
1,093		AmSouth Bancorp	27,839
8,906		Bank Of America Corp	753,626
5,311		Bank One Corp	270,861
600		BB&T Corp	22,182
20,878		Citigroup, Inc	970,827
3,200		Comerica, Inc	175,616
4,500		Greenpoint Financial Corp	178,650
8,601		J.P. Morgan Chase & Co	333,461
138		KeyCorp	4,125
7,500		Mellon Financial Corp	219,975
1,198		PNC Financial Services Group, Inc	63,590
2,000		Regions Financial Corp	73,100
900		Sovereign Bancorp, Inc	19,890
23,102		U.S. Bancorp	636,691
503		Union Planters Corp	14,994
2,282		Wachovia Corp	101,549
11,240		Wells Fargo & Co	643,265

		TOTAL DEPOSITORY INSTITUTIONS	4,510,241

EATING AND DRINKING PLACES - 0.92%
2,600	*	Brinker International, Inc	88,712
5,800		McDonald’s Corp	150,800
4,465	*	The Cheesecake Factory, Inc	177,662

		TOTAL EATING AND DRINKING PLACES	417,174

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL				VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 2.40%
1,000	*		AES Corp	9,930
539			Ameren Corp	23,155
2,000			American Electric Power Co, Inc	64,000
2,000			Consolidated Edison, Inc	79,520
1,000			Dominion Resources, Inc	63,080
2,000			DTE Energy Co	81,080
2,000			Edison International	51,140
500			Entergy Corp	28,005
3,000			Exelon Corp	99,870
2,000			FirstEnergy Corp	74,820
1,000			FPL Group, Inc	63,950
1,961	b	*	Mirant Corp	691
2,000	*		PG&E Corp	55,880
2,000			Pinnacle West Capital Corp	80,780
224	*		Progress Energy, Inc (Cvo)	2
2,000			Public Service Enterprise Group, Inc	80,060
2,000			Southern Co	58,300
2,000			Texas Genco Holdings, Inc	90,180
2,693			Waste Management, Inc	82,540

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,086,983

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.33%
3,000	*		Altera Corp	66,660
7,195			American Power Conversion Corp	141,382
2,340	*		Atheros Communications, Inc	24,664
1,200	*		Broadcom Corp (Class A)	56,124
44,056	d		General Electric Co	1,427,414
26,055			Intel Corp	719,118
500	*		JDS Uniphase Corp	1,895
2,000			Linear Technology Corp	78,940
1,800	*		Marvell Technology Group Ltd	48,060
3,815			Maxim Integrated Products, Inc	199,982
189			Maytag Corp	4,632
5,200			Motorola, Inc	94,900
4,000	*		Novellus Systems, Inc	125,760
2,000	*		Nvidia Corp	41,000
1,940	*		QLogic Corp	51,585
2,800			Qualcomm, Inc	204,344
2,000			Rockwell Collins, Inc	66,640
27,435			Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	227,992
6,000	*		Tellabs, Inc	52,440
5,960			Texas Instruments, Inc	144,113

			TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,777,645

ENGINEERING AND MANAGEMENT SERVICES - 1.36%
9,335	*		Accenture Ltd (Class A)	256,526
9,365			Monsanto Co	360,553

			TOTAL ENGINEERING AND MANAGEMENT SERVICES	617,079

FABRICATED METAL PRODUCTS - 1.38%
2,000			Danaher Corp	103,700
3,900			Illinois Tool Works, Inc	373,971
4,600			Masco Corp	143,428
200			Snap-On, Inc	6,710

			TOTAL FABRICATED METAL PRODUCTS	627,809

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL			VALUE

FOOD AND KINDRED PRODUCTS - 3.82%
1,000		Anheuser-Busch Cos, Inc	54,000
10,277		Coca-Cola Co	518,783
948		Conagra Foods, Inc	25,672
8,475	*	Dean Foods Co	316,202
1,541		General Mills, Inc	73,244
2,256		Kellogg Co	94,414
12,022		PepsiCo, Inc	647,745

		TOTAL FOOD AND KINDRED PRODUCTS	1,730,060

FOOD STORES - 0.25%
1,600		Albertson’s, Inc	42,464
3,000	*	Kroger Co	54,600
629	*	Safeway, Inc	15,939
300	*	Winn-Dixie Stores, Inc	2,160

		TOTAL FOOD STORES	115,163

FORESTRY - 0.15%
1,100		Weyerhaeuser Co	69,432

		TOTAL FORESTRY	69,432

FURNITURE AND FIXTURES - 0.10%
2,000		Newell Rubbermaid, Inc	47,000

		TOTAL FURNITURE AND FIXTURES	47,000

FURNITURE AND HOMEFURNISHINGS STORES - 0.69%
6,800	*	Bed Bath & Beyond, Inc	261,460
992		Best Buy Co, Inc	50,334

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	311,794

GENERAL BUILDING CONTRACTORS - 0.22%
1	*	Cavco Industries, Inc	40
1,000		Centex Corp	45,750
1,000		Pulte Homes, Inc	52,030

		TOTAL GENERAL BUILDING CONTRACTORS	97,820

GENERAL MERCHANDISE STORES - 3.17%
4,780		Costco Wholesale Corp	196,315
3,000		Dollar General Corp	58,680
2,000	*	Kohl’s Corp	84,560
2,276		May Department Stores Co	62,567
9,500		Target Corp	403,465
11,982		Wal-Mart Stores, Inc	632,170

		TOTAL GENERAL MERCHANDISE STORES	1,437,757

HEALTH SERVICES - 0.66%
2,706	*	Express Scripts, Inc	214,396
2,000		HCA, Inc	83,180

		TOTAL HEALTH SERVICES	297,576

HOLDING AND OTHER INVESTMENT OFFICES - 1.81%
2,000		Apartment Investment & Management Co (Class A)	62,260
200		Equity Residential	5,946
5,300		SPDR Trust Series 1	607,009
3,772		Washington Mutual, Inc	145,750

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	820,965

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL			VALUE

HOTELS AND OTHER LODGING PLACES - 0.23%
3,000		Hilton Hotels Corp	55,980
1,000		Marriott International, Inc (Class A)	49,880

		TOTAL HOTELS AND OTHER LODGING PLACES	105,860

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.09%
4,072		3M Co	366,521
2,000	*	Applied Materials, Inc	39,240
6,987		Baker Hughes, Inc	263,061
1,100		Caterpillar, Inc	87,384
30,765	*	Cisco Systems, Inc	729,131
1,040		Deere & Co	72,946
19,154	*	Dell, Inc	686,096
11,365		Hewlett-Packard Co	239,802
8,903		International Business Machines Corp	784,799
1,000	*	Lexmark International, Inc	96,530
1,018	*	Network Appliance, Inc	21,918
9,000	*	Solectron Corp	58,230
5,000		Tyco International Ltd	165,700
4,000	*	Xerox Corp	58,000

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,669,358

INSTRUMENTS AND RELATED PRODUCTS - 3.03%
2,000	*	Agilent Technologies, Inc	58,560
2,728	*	Boston Scientific Corp	116,758
2,000		Eastman Kodak Co	53,960
3,704		Guidant Corp	206,980
1,000	*	KLA-Tencor Corp	49,380
5,600		Medtronic, Inc	272,832
2,000		Raytheon Co	71,540
4,646	*	St. Jude Medical, Inc	351,470
2,200	*	Zimmer Holdings, Inc	194,040

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,375,520

INSURANCE CARRIERS - 5.51%
2,251		Aetna, Inc	191,335
2,000		Aflac, Inc	81,620
1,000		Allstate Corp	46,550
1,000		Ambac Financial Group, Inc	73,440
11,426		American International Group, Inc	814,445
3,402	*	Anthem, Inc	304,683
1,000		Cigna Corp	68,810
2,000		MetLife, Inc	71,700
3,000		Prudential Financial, Inc	139,410
9,376		Safeco Corp	412,544
2,939		St. Paul Travelers Cos, Inc	119,147
1,000		Torchmark Corp	53,800
3,000		UnumProvident Corp	47,700
1,000		XL Capital Ltd (Class A)	75,460

		TOTAL INSURANCE CARRIERS	2,500,644

LEATHER AND LEATHER PRODUCTS - 0.29%
2,866	*	Coach, Inc	129,515

		TOTAL LEATHER AND LEATHER PRODUCTS	129,515

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL			VALUE

METAL MINING - 0.45%
3,682	*	Inco Ltd	127,250
2,000		Newmont Mining Corp	77,520

		TOTAL METAL MINING	204,770

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
3,000		Mattel, Inc	54,750

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	54,750

MISCELLANEOUS RETAIL - 0.56%
1,961	*	eBay, Inc	180,314
2,000		Tiffany & Co	73,700

		TOTAL MISCELLANEOUS RETAIL	254,014

MOTION PICTURES - 1.20%
18,887	*	Time Warner, Inc	332,033
8,302		Walt Disney Co	211,618

		TOTAL MOTION PICTURES	543,651

NONDEPOSITORY INSTITUTIONS - 3.36%
9,838		American Express Co	505,476
7,851		Fannie Mae	560,247
1,000		Freddie Mac	63,300
15,324		MBNA Corp	395,206

		TOTAL NONDEPOSITORY INSTITUTIONS	1,524,229

OIL AND GAS EXTRACTION - 0.85%
3,116		Apache Corp	135,702
2,664		Burlington Resources, Inc	96,384
1,000		Devon Energy Corp	66,000
183		Kerr-McGee Corp	9,840
2,000		Unocal Corp	76,000

		TOTAL OIL AND GAS EXTRACTION	383,926

PAPER AND ALLIED PRODUCTS - 0.57%
263		Boise Cascade Corp	9,899
2,200		International Paper Co	98,340
2,000		Kimberly-Clark Corp	131,760
600		MeadWestvaco Corp	17,634

		TOTAL PAPER AND ALLIED PRODUCTS	257,633

PETROLEUM AND COAL PRODUCTS - 4.83%
1,752		ChevronTexaco Corp	164,881
4,200		ConocoPhillips	320,418
34,245		ExxonMobil Corp	1,520,820
10,600		Lyondell Chemical Co	184,334

		TOTAL PETROLEUM AND COAL PRODUCTS	2,190,453

PRIMARY METAL INDUSTRIES - 0.13%
3,000	*	Andrew Corp	60,030

		TOTAL PRIMARY METAL INDUSTRIES	60,030

PRINTING AND PUBLISHING - 0.86%
1,000		Gannett Co, Inc	84,850
9,231		News Corp Ltd (Spon ADR)	303,515

		TOTAL PRINTING AND PUBLISHING	388,365

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL			VALUE

RAILROAD TRANSPORTATION - 0.16%
2,000		Burlington Northern Santa Fe Corp	70,140

		TOTAL RAILROAD TRANSPORTATION	70,140

SECURITY AND COMMODITY BROKERS - 1.89%
1,000		Bear Stearns Cos, Inc	84,310
6,000		Charles Schwab Corp	57,660
1,000		Franklin Resources, Inc	50,080
1,951		Goldman Sachs Group, Inc	183,706
1,700		Lehman Brothers Holdings, Inc	127,925
2,000		Merrill Lynch & Co, Inc	107,960
4,451		Morgan Stanley	234,879
231	*	Piper Jaffray Cos	10,448

		TOTAL SECURITY AND COMMODITY BROKERS	856,968

TOBACCO PRODUCTS - 1.41%
8,734		Altria Group, Inc	437,135
1,200		R.J. Reynolds Tobacco Holdings, Inc	81,108
3,400		UST, Inc	122,400

		TOTAL TOBACCO PRODUCTS	640,643

TRANSPORTATION BY AIR - 0.24%
3,300	*	AMR Corp	39,963
2,600	*	Continental Airlines, Inc (Class B)	29,562
3,400	*	Northwest Airlines Corp	37,808

		TOTAL TRANSPORTATION BY AIR	107,333

TRANSPORTATION EQUIPMENT - 3.12%
5,207		Autoliv, Inc	219,735
4,000		Boeing Co	204,360
7,000		Ford Motor Co	109,550
1,000		General Dynamics Corp	99,300
2,000		General Motors Corp	93,180
2,000		Lockheed Martin Corp	104,160
6,400		United Technologies Corp	585,472

		TOTAL TRANSPORTATION EQUIPMENT	1,415,757

TRUCKING AND WAREHOUSING - 1.07%
6,463		United Parcel Service, Inc (Class B)	485,824

		TOTAL TRUCKING AND WAREHOUSING	485,824

WATER TRANSPORTATION - 0.63%
6,600		Royal Caribbean Cruises Ltd	286,506

		TOTAL WATER TRANSPORTATION	286,506

WHOLESALE TRADE-DURABLE GOODS - 1.24%
10,009		Johnson & Johnson	557,501
111		W.W. Grainger, Inc	6,383

		TOTAL WHOLESALE TRADE-DURABLE GOODS	563,884

WHOLESALE TRADE-NONDURABLE GOODS - 0.15%
2,000		McKesson Corp	68,660

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	68,660

TIAA-CREF Life Funds — Growth and Income Fund

SHARES/
PRINCIPAL			VALUE

		TOTAL COMMON STOCKS (Cost $43,703,226)	45,043,713

SHORT TERM INVESTMENTS- 0.90%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.90%
$410,000		Federal Home Loan Banks (FHLB) 1.000%, 07/01/04	409,986

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	409,986

		TOTAL SHORT TERM INVESTMENTS (Cost $409,986)	409,986

		TOTAL PORTFOLIO - 100.23% (Cost $44,113,429)	45,453,971
		OTHER ASSETS & LIABILITIES, NET — (0.23%)	(104,962)

		NET ASSETS - 100.00%	$45,349,009

	*	Non-income producing

	b	In bankruptcy

	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY BY COUNTRY
June 30, 2004

	VALUE	%
DOMESTIC

UNITED STATES	157,155	0.33

TOTAL DOMESTIC	157,155	0.33

FOREIGN AUSTRALIA	2,346,958	4.94
BELGIUM	52,949	0.11
CHINA	94,833	0.20
DENMARK	123,598	0.26
FINLAND	397,523	0.84
FRANCE	4,523,568	9.52
GERMANY	3,873,026	8.15
GREECE	406,277	0.86
HONG KONG	664,123	1.40
IRELAND	520,350	1.10
ITALY	1,768,836	3.72
JAPAN	11,286,476	23.76
NETHERLANDS	1,907,310	4.01
NEW ZEALAND	45,246	0.10
NORWAY	59,956	0.13
PORTUGAL	62,570	0.13
SINGAPORE	241,463	0.51
SPAIN	659,442	1.39
SWEDEN	818,514	1.72
SWITZERLAND	6,097,911	12.84
TAIWAN	104,788	0.22
UNITED KINGDOM	11,294,179	23.76

TOTAL FOREIGN	47,349,896	99.67

TOTAL PORTFOLIO	$47,507,051	100.00%

TIAA-CREF Life Funds — International Equity Fund

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2004

SHARES/
PRINCIPAL			VALUE

CORPORATE BONDS - 0.01%
INSURANCE CARRIERS - 0.01%
$136	*	AXA	$3,038

		TOTAL INSURANCE CARRIERS	3,038

		TOTAL CORPORATE BONDS (Cost $2,026)	3,038

PREFERRED STOCKS - 0.29%

PRINTING AND PUBLISHING - 0.29%
17,453		News Corp Ltd	142,854

		TOTAL PRINTING AND PUBLISHING	142,854

		TOTAL PREFERRED STOCKS (Cost $116,150)	142,854

COMMON STOCKS - 98.11%

APPAREL AND ACCESSORY STORES - 0.81%
4,200		Fast Retailing Co Ltd	339,880
2,086		Hennes & Mauritz AB (B Shs)	53,860

		TOTAL APPAREL AND ACCESSORY STORES	393,740

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
300		Aoyama Trading Co Ltd	8,124
18,000		Toyobo Co Ltd	45,200

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	53,324

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
100		Autobacs Seven Co Ltd	3,272

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,272

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.95%
29,591		Wolseley plc	458,821

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	458,821

BUSINESS SERVICES - 4.04%
2	*	Access Co Ltd	52,422
8	*	Access Co Ltd (When Issued)	197,956
200		Capcom Co Ltd	2,201
73		Dentsu, Inc	187,994
5,600		Diamond Lease Co Ltd	231,462
120,592		Hays plc	268,446
500		Konami Corp	12,693
3,000		Oracle Corp Japan	166,338
13,500		Public Power Corp	321,926

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE
602		Publicis Groupe S.A.	17,820
1,312		SAP AG.	217,504
1,729		Securitas AB (B Shs)	21,575
6,000		Sumisho Lease Co Ltd	235,348
7,000		Wharf Holdings Ltd	20,103

		TOTAL BUSINESS SERVICES	1,953,788

CHEMICALS AND ALLIED PRODUCTS - 10.50%
2,859	*	Actelion NV	328,726
4,492		Akzo Nobel NV	165,213
2,765		Bayer AG.	79,728
1,108		Boots Group plc	13,824
1,703	*	Celltech Group plc	16,955
11,000		Daicel Chemical Industries Ltd	57,765
487		Givaudan S.A. (Regd)	281,919
42,991		GlaxoSmithKline plc	870,080
12,250	*	Global Bio-Chem Technology Group Co Ltd	801
2,900		Kao Corp	69,899
800		Kose Corp	30,793
1,000		Kyowa Hakko Kogyo Co Ltd	7,213
1,064		L’Oreal S.A.	84,985
12,734		Novartis AG. (Regd)	561,764
39,959		Reckitt Benckiser plc	1,131,189
7,528		Sanofi-Synthelabo S.A.	477,181
9,100		Shin-Etsu Chemical Co Ltd	325,253
3,000		Shiseido Co Ltd	37,804
6,900		Takeda Chemical Industries Ltd	302,901
37,000		Teijin Ltd	138,349
18,000		Tosoh Corp	64,996
1,161		Wesfarmers Ltd	23,777

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,071,115

COAL MINING - 0.20%
32,090		Byd Co Ltd (H Shs)	94,833

		TOTAL COAL MINING	94,833

COMMUNICATIONS - 6.64%
12,218		BT Group plc	43,982
14,776	*	Deutsche Telekom AG. (Regd)	259,591
60,863	*	Ericsson (LM) (B Shs)	179,366
6,663		France Telecom S.A.	173,642
1,550		Hellenic Telecommunications Organization S.A.	20,140
79		KDDI Corp	451,780
27,943		KPN NV	212,820
154	*	Marconi Corp plc	95
5,798		Portugal Telecom SGPS S.A. (Regd)	62,570
19,916		Seat Pagine Gialle S.p.A.	8,360
42,000		Singapore Telecommunications Ltd	54,864
728		Societe Television Francaise 1 (T.F.1)	22,931
3,804		TDC a/s	123,598
581		Tele2 AB (B Shs)	25,452
12,117		Telecom Corp of New Zealand Ltd	45,246
6,059		Telecom Italia S.p.A.	18,835
27,842		Telefonica S.A.	411,569
4,353		Telenor ASA	30,270
1,000		Television Broadcasts Ltd	4,282

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE
10,085		TeliaSonera AB	42,707
13,940		Telstra Corp Ltd	48,844
23,392		TIM S.p.A.	132,623
93,545		Vodafone Group plc	204,845
28,476		Vodafone Group plc (Spon ADR)	629,320

		TOTAL COMMUNICATIONS	3,207,732

DEPOSITORY INSTITUTIONS - 16.62%
15,767		ABN Amro Holding NV	344,909
1,224		Alpha Bank S.A.	31,124
11,349		Australia & New Zealand Banking Group Ltd	144,516
1,801		Banca Fideuram S.p.A.	10,101
112,162		Banca Intesa S.p.A.	438,043
9,589	*	Banca Nazionale del Lavoro S.p.A.	22,283
4,622		Banco Bilbao Vizcaya Argentaria S.A.	61,744
10,105		Banco Santander Central Hispano S.A.	104,870
8,627		Bank Of East Asia Ltd	24,665
4,000		Bank Of Fukuoka Ltd	23,718
1,000	*	Bank Of Yokohama Ltd	6,250
3,151	*	Bayerische Hypo-und Vereinsbank AG.	56,048
6,500		BOC Hong Kong Holdings Ltd	11,084
7,481		Capitalia S.p.A.	23,392
2,936	*	Commerzbank AG.	51,724
8,026	*	Commonwealth Bank of Australia	182,152
1,954		Credit Agricole S.A.	47,547
12,400		DAH Sing Financial	73,130
6,019		DBS Group Holdings Ltd	50,320
35,820		Depfa Bank plc	520,350
5,279		Deutsche Bank AG. (Regd)	414,778
10,800		Hang Seng Bank Ltd	138,465
39,443	*	HSBC Holdings plc (United Kingdom)	586,545
11,963		Lloyds TSB Group plc	93,668
47		Mitsubishi Tokyo Financial Group, Inc	435,046
9,419		National Australia Bank Ltd	195,788
1,521		National Bank of Greece S.A.	33,087
12,442		Nordea Bank AB (Sweden)	89,603
56,481		Royal Bank Of Scotland Group plc	1,626,561
6,251		Sanpaolo IMI S.p.A.	75,292
52,000		Shinsei Bank Ltd	331,687
4,000		Shizuoka Bank Ltd	35,339
2,101		Skandinaviska Enskilda Banken (A Shs)	30,401
1,233		St. George Bank Ltd	18,913
40		Sumitomo Mitsui Financial Group Inc	274,206
29,000		Sumitomo Trust & Banking Co Ltd	206,507
2,576		Svenska Handelsbanken AB (A Shs)	51,637
14,466		UBS AG. (Regd)	1,019,342
10,000		United Overseas Bank Ltd	77,796
5,077		Westpac Banking Corp	62,245

		TOTAL DEPOSITORY INSTITUTIONS	8,024,876

EATING AND DRINKING PLACES - 2.69%
208,634		Compass Group plc	1,273,174
400		Skylark Co Ltd	8,028
585		Sodexho Alliance S.A.	15,416

		TOTAL EATING AND DRINKING PLACES	1,296,618

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.37%
6,200		Australian Gas Light Co Ltd	52,389
10,755		BG Group plc	66,265
12,601		E.ON AG.	909,129
19,000		Hong Kong & China Gas Co Ltd	31,302
2,530		Iberdrola S.A.	53,405
1,000		Kyushu Electric Power Co, Inc	18,650
41,000		Osaka Gas Co Ltd	113,852
1,718		Puma AG. Rudolf Dassler Sport	436,581
2,853		Suez S.A.(France)	59,391
3,600		Tokyo Electric Power Co, Inc	81,657
5,093	*	Vivendi Universal S.A.	141,278
21		West Japan Railway Co	84,681
134,000	*	Xinao Gas Holdings Ltd	59,700

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,108,280

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.26%
1,340		Advantest Corp	89,771
2,941	*	Alcatel S.A.	45,371
1		ARM Holdings plc	2
916	*	ASML Holding NV	15,502
1,235		Electrolux AB Series B	23,690
3,000	*	Furukawa Electric Co Ltd	12,812
1,200		Hirose Electric Co Ltd	131,861
80,500		Johnson Electric Holdings Ltd	82,050
3,600		Kyocera Corp	305,513
1,300		Mabuchi Motor Co Ltd	96,385
18,000		Matsushita Electric Industrial Co Ltd	255,529
1,000		Matsushita Electric Works Ltd	9,073
20,695		Nokia Oyj	298,618
1,000	*	Oki Electric Industry Co Ltd	4,023
3,000		Sanyo Electric Co Ltd	12,345
8,000	*	Semiconductor Manufacturing International Corp	1,744
4,200		Sony Corp	158,200
1,000		Stanley Electric Co Ltd	16,716
33,262		STMicroelectronics NV	729,642
72,832		Taiwan Semiconductor Manufacturing Co Ltd	104,788
1,470		Thomson	28,991
28,000		Toshiba Corp	112,652

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,535,278

FABRICATED METAL PRODUCTS - 1.18%
6,439		Amcor Ltd	31,263
1,729		European Aeronautic Defense & Space Co	48,130
691		Geberit AG. (Regd)	460,703
5,000		NHK Spring Co Ltd	31,526

		TOTAL FABRICATED METAL PRODUCTS	571,622

FOOD AND KINDRED PRODUCTS - 2.89%
4,000		Ajinomoto Co, Inc	48,169
1,100		Asahi Breweries Ltd	12,128
16,505		Coca-Cola Amatil Ltd	79,677
100		Coca-Cola West Japan Co Ltd	2,474
98,000		Global Bio-Chem Technology Group Co Ltd	70,989
4,614		Groupe Danone	402,497
931		Interbrew S.A.	29,620

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE
100		Ito En Ltd	4,738
7,000		Kirin Brewery Co Ltd	69,221
7,371		Lion Nathan Ltd	34,813
1,510		LVMH Moet Hennessy Louis Vuitton S.A.	109,218
1,000		Meiji Seika Kaisha Ltd	4,454
57		Nestle S.A. (Regd)	15,201
19,000		Nisshin Oillio Group Ltd	86,368
922	*	Numico NV	29,625
1,186		Orkla ASA	29,686
33,000		People’s Food Holdings Ltd	21,649
2,480		Pernod-Ricard	317,117
1,000		Sapporo Holdings Ltd	3,666
2,510		Tate & Lyle plc	15,021
1,000		Yamazaki Baking Co Ltd	9,825

		TOTAL FOOD AND KINDRED PRODUCTS	1,396,156

FOOD STORES - 3.85%
3,513		Carrefour S.A.	170,451
17	*	Casino Guichard-Perrachon B Wts 12/15/05	10
456		Delhaize Group	23,329
300		FamilyMart Co Ltd	9,788
300		Lawson, Inc	12,372
33,184	*	Royal Ahold NV	260,408
285,760		Tesco plc	1,379,776

		TOTAL FOOD STORES	1,856,134

FURNITURE AND HOMEFURNISHINGS STORES - 0.01%
200		Shimachu Co Ltd	5,435

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	5,435

GENERAL BUILDING CONTRACTORS - 0.42%
2,892		Allgreen Properties Ltd	1,620
1,236		Bouygues S.A.	41,384
4,000		Daito Trust Construction Co Ltd	153,966
1,000		Toda Corp	4,097

		TOTAL GENERAL BUILDING CONTRACTORS	201,067

GENERAL MERCHANDISE STORES - 0.53%
700		Aeon Co Ltd	28,099
1,000		Isetan Co Ltd	14,398
13,667		Kingfisher plc	70,947
6,282		Marks & Spencer Group plc	41,326
899		Metro AG.	42,613
2,000		Mitsukoshi Ltd	11,108
415		Pinault-Printemps-Redoute S.A.	42,640
600		Takashimaya Co Ltd	6,939

		TOTAL GENERAL MERCHANDISE STORES	258,070

HEALTH SERVICES - 0.08%
900		Nichii Gakkan Co	40,993

		TOTAL HEALTH SERVICES	40,993

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.80%
669		Grupo Ferrovial S.A.	27,853
8,361		Vinci S.A.	842,276

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	870,129

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 1.81%
302	*	CapitaCommercial Trust	189
3,768		Centro Properties Group	10,447
1,099		iShares MSCI EAFE Index Fund	157,157
1		Japan Real Estate Investment Corp	6,983
171		Macquarie Goodman Industrial Trust	200
28,543		Macquarie Infrastructure Group	65,614
1		Nippon Building Fund, Inc	7,213
1,688		Nobel Biocare Holding AG.	264,171
70,000		Orient Corp	230,307
18,000		Sumitomo Corp	130,651

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	872,932

HOTELS AND OTHER LODGING PLACES - 0.10%
1,167		Accor S.A.	49,254

		TOTAL HOTELS AND OTHER LODGING PLACES	49,254

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.01%
371		Atlas Copco AB (B Shs)	12,682
12,002		Dixons Group plc	35,968
106,611		Futuris Corp Ltd	117,339
2,182	*	Heidelberger Druckmaschinen	72,049
6,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	9,898
12,000		Komatsu Ltd	72,694
5,000		Kubota Corp	26,577
19,000		Makino Milling Machine Co Ltd	126,765
1,000		Minebea Co Ltd	4,656
40,000	*	Mitsubishi Heavy Industries Ltd	108,509
34,000		NSK Ltd	169,198
1,303		Sandvik AB	44,454
2,175	*	Saurer AG.	111,233
2,491		Wartsila Oyj (B Shs)	55,764

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	967,786

INSTRUMENTS AND RELATED PRODUCTS - 2.74%
4,000		Canon, Inc	210,787
1,000		Casio Computer Co Ltd	15,140
2,000		Citizen Watch Co Ltd	22,655
34,850	*	Invensys plc	11,376
100		Keyence Corp	22,811
2,000		Konica Corp	27,604
1,000		Nikon Corp	11,254
481		Nobel Biocare Holding AG. (Stockholm)	75,474
854		Synthes, Inc	97,340
27,094		The Swatch Group AG. (Regd)	722,564
3,000		Tokyo Seimitsu Co Ltd	103,102

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,320,107

INSURANCE CARRIERS - 4.79%
7,252		Aegon NV	87,437
22,000		Aioi Insurance Co Ltd	97,383
2,869		Alleanza Assicurazioni S.p.A.	32,742
1,120		Allianz AG. (Regd)	121,317
9,958		AMP Ltd	43,910
1,624		Assicurazioni Generali S.p.A.	43,804

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE
5,213	*	Aviva plc	53,792
8,570		AXA	188,723
49,000	*	China Life Insurance Co Ltd (H Shs)	28,898
10,178		Friends Provident plc	27,087
5,000		Fuji Fire & Marine Insurance Co Ltd	13,747
14,813		Insurance Australia Group Ltd	51,594
13,622		Legal & General Group plc	23,468
1,557		Mediolanum S.p.A.	9,907
880		Muenchener Rueckver AG. (Regd)	95,395
23,966		Promina Group Ltd	66,779
17,482		Royal & Sun Alliance Insurance Group plc	26,155
1,046		Schindler Holding AG. (Pt Cert)	300,253
5,047		Skandia Forsakrings AB	20,904
2,000		Sompo Japan Insurance, Inc	20,437
668	*	Swiss Life Holding	93,207
4,900		T&D Holdings, Inc	244,742
3,923		Zurich Financial Services AG.	619,429

		TOTAL INSURANCE CARRIERS	2,311,110

LEATHER AND LEATHER PRODUCTS - 0.01%
2,500		Yue Yuen Industrial Holdings	6,074

		TOTAL LEATHER AND LEATHER PRODUCTS	6,074

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.26%
19		East Japan Railway Co	106,566
742		Veolia Environnement	20,935

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	127,501

LUMBER AND WOOD PRODUCTS - 0.07%
3,000		Sekisui House Ltd	33,295

		TOTAL LUMBER AND WOOD PRODUCTS	33,295

METAL MINING - 1.26%
20,449		Alumina Ltd	75,212
96,000		Mitsubishi Materials Corp	215,552
12,116		Newcrest Mining Ltd	116,303
1,761	*	Rio Tinto Ltd	44,100
2,463		Rio Tinto plc	59,228
28,568		WMC Resources Ltd	97,910

		TOTAL METAL MINING	608,305

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
200		Aderans Co Ltd	4,307
800	*	Sega Corp	10,264

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	14,571

MISCELLANEOUS RETAIL - 0.21%
42,000	*	Pacific Brands Ltd	78,117
10,532		Signet Group plc	21,869

		TOTAL MISCELLANEOUS RETAIL	99,986

MOTION PICTURES - 0.02%
800		Toho Co Ltd	11,628

		TOTAL MOTION PICTURES	11,628

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE

NONDEPOSITORY INSTITUTIONS - 1.17%
1,750	*	Deutsche Postbank AG.	63,086
15,895	*	Hypo Real Estate Holding	466,255
2,879		Mediobanca S.p.A.	35,027

		TOTAL NONDEPOSITORY INSTITUTIONS	564,368

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
1,000		Dowa Mining Co Ltd	5,930

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,930

OIL AND GAS EXTRACTION - 1.08%
8,264		Origin Energy Ltd	32,468
15,294		Shell Transport & Trading Co plc	112,191
116		Technip S.A.	15,736
1,886		Total S.A.	359,564

		TOTAL OIL AND GAS EXTRACTION	519,959

PAPER AND ALLIED PRODUCTS - 0.88%
7,000		NGK Insulators Ltd	56,518
14,000		OJI Paper Co Ltd	89,814
654		Svenska Cellulosa AB (B Shs)	24,830
5,100		Uni-Charm Corp	254,264

		TOTAL PAPER AND ALLIED PRODUCTS	425,426

PETROLEUM AND COAL PRODUCTS - 4.85%
39,016		BHP Billiton Ltd	340,547
51,035		BP plc	450,728
2,089		BP plc (Spon ADR)	111,908
22,667		ENI S.p.A.	450,070
3,377		Fortum Oyj	43,141
47,000		Nippon Oil Corp	295,917
12,524		Royal Dutch Petroleum Co	642,710
602		Woodside Petroleum Ltd	6,991

		TOTAL PETROLEUM AND COAL PRODUCTS	2,342,012

PRIMARY METAL INDUSTRIES - 0.05%
1,000		NEOMAX Co Ltd	16,212
5,000		Sumitomo Metal Industries Ltd	5,911

		TOTAL PRIMARY METAL INDUSTRIES	22,123

PRINTING AND PUBLISHING - 2.71%
773		Lagardere S.C.A.	48,293
8,014		News Corp Ltd	70,787
10,590		Reed Elsevier NV	148,685
106,831		Reed Elsevier plc	1,038,436

		TOTAL PRINTING AND PUBLISHING	1,306,201

RAILROAD TRANSPORTATION - 0.34%
22,031		Brambles Industries Ltd	92,081
4,438		Brambles Industries plc	17,143
2,444		Firstgroup plc	12,432
7,000		Kintetsu Corp	26,623
4,000		Tobu Railway Co Ltd	17,523

		TOTAL RAILROAD TRANSPORTATION	165,802

REAL ESTATE - 0.20%
1,512		CapitaLand Ltd	1,203

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE
60	*	City Developments Ltd	102
600		City Developments Ltd	1,881
8,391		Commonwealth Property Office Fund	6,722
347		Hammerson plc	4,383
7,000		Hang Lung Properties Ltd	9,019
4,000		Henderson Land Development Co Ltd	17,231
3,000		Hysan Development Co Ltd	4,462
4,152		Mirvac Group	12,437
900		Mitsui Fudosan Co Ltd	10,789
21,000		New World Development Co Ltd	15,481
8,000		Sino Land Co Ltd	4,462
47		Stockland Trust Group	170
1,100		Sun Hung Kai Properties Ltd	9,026

		TOTAL REAL ESTATE	97,368

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.01%
300		Toyoda Gosei Co Ltd	7,080

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	7,080

SECURITY AND COMMODITY BROKERS - 1.71%
6,000		Daiwa Securities Group, Inc	43,110
1,409		Deutsche Boerse AG.	71,605
6,000		Hong Kong Exchanges & Clearing Ltd	12,308
13,044		Man Group plc	337,798
7,000		Marubeni Corp	17,193
14,000		Mitsui & Co Ltd	104,825
16,000		Nomura Holdings, Inc	236,814

		TOTAL SECURITY AND COMMODITY BROKERS	823,653

STONE, CLAY, AND GLASS PRODUCTS - 2.60%
3,000		Asahi Glass Co Ltd	31,206
20,156		Holcim Ltd (Regd)	1,095,995
1,625		RMC Group plc	17,888
148		Sika AG.	81,421
1,000		Sumitomo Osaka Cement Co Ltd	2,749
1,000		Taiheiyo Cement Corp	2,493
2,000		Toto Ltd	21,042

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,252,794

TRANSPORTATION BY AIR - 0.15%
4,000		Japan Airlines System Corp	12,794
3,000		Singapore Airlines Ltd	19,507
6,000		Swire Pacific Ltd (A Shs)	38,847

		TOTAL TRANSPORTATION BY AIR	71,148

TRANSPORTATION EQUIPMENT - 3.47%
16,262		BAE Systems plc	64,659
55,953	*	Fiat S.p.A.	468,358
1,000		Hino Motors Ltd	7,240
7,000		Kawasaki Heavy Industries Ltd	11,291
32,000		Mazda Motor Corp	112,615
4,000		Mitsui Engineering & Shipbuilding Co Ltd	7,002
14,400		Nissan Motor Co Ltd	160,081
264		Renault S.A.	20,107
400		Shimano, Inc	9,531
8,300		Toyota Industries Corp	199,294

TIAA-CREF Life Funds — International Equity Fund

SHARES/
PRINCIPAL			VALUE
15,100		Toyota Motor Corp	611,667

		TOTAL TRANSPORTATION EQUIPMENT	1,671,845

TRUCKING AND WAREHOUSING - 0.26%
7,000		Sumitomo Warehouse Co Ltd	29,638
6,000		Yamato Transport Co Ltd	97,933

		TOTAL TRUCKING AND WAREHOUSING	127,571

WATER TRANSPORTATION - 0.21%
2,000		Kawasaki Kisen Kaisha Ltd	10,099
8,000		Mitsui OSK Lines Ltd	42,084
9,000		Neptune Orient Lines Ltd	12,331
4,000		Nippon Yusen Kabushiki Kaisha	18,439
4,372		Peninsular & Oriental Steam Navigation Co	17,443

		TOTAL WATER TRANSPORTATION	100,396

WHOLESALE TRADE-DURABLE GOODS - 0.63%
143		Beru AG.	10,969
3,000		Fuji Electric Co Ltd	8,111
500		Mitsumi Electric Co Ltd	5,783
11,100		Terumo Corp	278,225

		TOTAL WHOLESALE TRADE-DURABLE GOODS	303,088

WHOLESALE TRADE-NONDURABLE GOODS - 1.51%
3,832		British American Tobacco plc	59,382
8,448		Celesio AG.	504,663
534		Ciba Specialty Chemicals AG. (Regd)	38,460
423		Clariant AG.	6,181
3,413	*	Oriflame Cosmetics S.A. (SDR)	121,877

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	730,563

		TOTAL COMMON STOCKS
		(Cost $44,262,570)	47,361,159

		TOTAL PORTFOLIO - 98.41% (Cost $44,380,746)	47,507,051
		OTHER ASSETS & LIABILITIES, NET - 1.59%	767,598

		NET ASSETS - 100.00%	$48,274,649

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Stock Index Fund

TIAA-CREF LIFE FUNDS
STOCK INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2004

SHARES/
PRINCIPAL			VALUE

PREFERRED STOCKS - 0.00%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
305	*	NiSource, Inc (Sails)	$769

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	769

		TOTAL PREFERRED STOCKS (Cost $620)	769

COMMON STOCKS - 98.63%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
300		Delta & Pine Land Co	6,585

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,585

AMUSEMENT AND RECREATION SERVICES - 0.18%
604	*	Alliance Gaming Corp	10,365
240	*	Argosy Gaming Co	9,024
300	*	Aztar Corp	8,400
300	*	Bally Total Fitness Holding Corp	1,500
3,269	*	Caesars Entertainment, Inc	49,035
134		Churchill Downs, Inc	5,454
70		Dover Downs Gaming & Entertainment, Inc	788
100		Dover Motorsport, Inc	400
282	*	Gaylord Entertainment Co	8,852
1,149		Harrah’s Entertainment, Inc	62,161
354		International Speedway Corp (Class A)	17,219
162	*	Isle Of Capri Casinos, Inc	2,827
500	*	Magna Entertainment Corp (Class A)	2,950
194	*	MTR Gaming Group, Inc	2,124
188	*	Multimedia Games, Inc	5,042
324	*	Penn National Gaming, Inc	10,757
800	*	Six Flags, Inc	5,808
100		Speedway Motorsports, Inc	3,344
451		Station Casinos, Inc	21,828
400	*	Sunterra Corp	5,040
200	*	WMS Industries, Inc	5,960
100		World Wrestling Federation Entertainment, Inc	1,275

		TOTAL AMUSEMENT AND RECREATION SERVICES	240,153

APPAREL AND ACCESSORY STORES - 0.61%
984		Abercrombie & Fitch Co (Class A)	38,130
589	*	Aeropostale, Inc	15,850
615	*	American Eagle Outfitters, Inc	17,780
840	*	AnnTaylor Stores Corp	24,343
150	*	Bebe Stores, Inc	3,000

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL				VALUE
65			Buckle, Inc	1,836
200			Burlington Coat Factory Warehouse Corp	3,860
318	*		Casual Male Retail Group, Inc	2,321
100			Cato Corp (Class A)	2,245
70	*		Charlotte Russe Holding, Inc	1,497
1,100	*		Charming Shoppes, Inc	9,823
948	*		Chico’s FAS, Inc	42,812
100	*		Children’s Place Retail Stores, Inc	2,352
390			Christopher & Banks Corp	6,907
978			Claire’s Stores, Inc	21,223
46			Deb Shops, Inc	1,107
300	*		Dress Barn, Inc	5,136
300	*		Finish Line, Inc (Class A)	9,051
1,591			Foot Locker, Inc	38,725
200	b	*	Footstar, Inc	1,085
6,657			Gap, Inc	161,432
200	*		Genesco, Inc	4,726
145			Goody’s Family Clothing, Inc	1,504
277	*		Gymboree Corp	4,255
450	*		Hot Topic, Inc	9,221
150	*		Jo-Ann Stores, Inc	4,410
70	*		JOS A. Bank Clothiers, Inc	2,197
4,469			Limited Brands, Inc	83,570
43	*		Mothers Work, Inc	885
1,119			Nordstrom, Inc	47,681
100			Oshkosh B’gosh, Inc (Class A)	2,497
875	*		Pacific Sunwear Of California, Inc	17,124
600	*		Payless Shoesource, Inc	8,946
1,650			Ross Stores, Inc	44,154
66	*		Shoe Carnival, Inc	991
183	*		Stage Stores, Inc	6,892
232			Talbots, Inc	9,083
5,332			TJX Cos, Inc	128,714
359	*		Too, Inc	5,995
243	*		Urban Outfitters, Inc	14,801
229	*		Wet Seal, Inc (Class A)	1,198
100	*		Wilsons The Leather Experts, Inc	389

			TOTAL APPAREL AND ACCESSORY STORES	809,748

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
182	*		Collins & Aikman Corp	1,017
165	*		Columbia Sportswear Co	9,012
217	*		DHB Industries, Inc	3,294
100	*		Guess?, Inc	1,610
1,270			Jones Apparel Group, Inc	50,140
300			Kellwood Co	13,065
1,180			Liz Claiborne, Inc	42,456
573	*		Mohawk Industries, Inc	42,018
200			Oxford Industries, Inc	8,712
262			Phillips-Van Heusen Corp	5,044
392			Polo Ralph Lauren Corp	13,504
571	*		Quiksilver, Inc	13,596
881			VF Corp	42,905
488	*		Warnaco Group, Inc	10,380

			TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	256,753

TIAA-CREF Life Funds - Stock Index Fund

SHARES/
PRINCIPAL			VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.03%
300		Central Parking Corp	5,607
241	*	Dollar Thrifty Automotive Group, Inc	6,613
187	*	Exide Technologies	3,824
51	*	Midas, Inc	887
73	*	Monro Muffler Brake, Inc	1,771
662		Ryder System, Inc	26,526

		TOTAL AUTO REPAIR, SERVICES AND PARKING	45,228

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
788	*	Advance Auto Parts	34,814
43	*	America’s Car Mart, Inc	1,291
200	*	Asbury Automotive Group, Inc	3,000
2,039	*	Autonation, Inc	34,867
666	*	Autozone, Inc	53,347
1,109	*	Carmax, Inc	24,254
817	*	Copart, Inc	21,814
495	*	CSK Auto Corp	8,484
300	*	Group 1 Automotive, Inc	9,963
100		Lithia Motors, Inc (Class A)	2,478
200	*	MarineMax, Inc	5,736
500	*	O’Reilly Automotive, Inc	22,600
287		Sonic Automotive, Inc	6,357
155		United Auto Group, Inc	4,751
95	*	West Marine, Inc	2,551

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	236,307

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.02%
100		Building Materials Holding Corp	1,893
166	*	Central Garden & Pet Co	5,938
648		Fastenal Co	36,826
23,874		Home Depot, Inc	840,365
1,157		Louisiana-Pacific Corp	27,363
8,334		Lowe’s Cos	437,952

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,350,337

BUSINESS SERVICES - 6.98%
4,200	*	3Com Corp	26,250
269		Aaron Rents, Inc	8,915
347		ABM Industries, Inc	6,756
369	*	ActivCard Corp	2,679
1,338	*	Activision, Inc	21,274
550	*	Actuate Corp	2,173
750		Acxiom Corp	18,623
200	*	Administaff, Inc	3,320
2,500		Adobe Systems, Inc	116,250
300	*	Advent Software, Inc	5,421
261		Advo, Inc	8,592
383	*	Aether Systems, Inc	1,318
1,281	*	Affiliated Computer Services, Inc (Class A)	67,816
455	*	Agile Software Corp	3,981
1,219	*	Akamai Technologies, Inc	21,881
476	*	Alliance Data Systems Corp	20,111
221	*	Altiris, Inc	6,102
190	*	AMN Healthcare Services, Inc	2,905
68	*	Ansoft Corp	1,038

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
207	*	Ansys, Inc	9,729
287	*	Anteon International Corp	9,362
200	*	APAC Customer Services, Inc	346
800	*	Aquantive, Inc	7,904
280	*	Arbitron, Inc	10,226
3,427	*	Ariba, Inc	6,785
304	*	Armor Holdings, Inc	10,336
562	*	Ascential Software Corp	8,986
313	*	Asiainfo Holdings, Inc	1,653
508	*	Ask Jeeves, Inc	19,827
400	*	Aspect Communications Corp	5,680
300	*	Aspen Technology, Inc	2,178
274	*	At Road, Inc	2,096
140	*	Atari, Inc	337
294	*	Autobytel, Inc	2,670
1,249		Autodesk, Inc	53,470
6,320		Automatic Data Processing, Inc	264,682
3,915	*	BEA Systems, Inc	32,181
1,400	*	Bisys Group, Inc	19,684
95	*	Blue Coat Systems, Inc	3,182
2,554	*	BMC Software, Inc	47,249
600	*	Borland Software Corp	5,094
170		Brady Corp (Class A)	7,837
596		Brink’s Co	20,413
270	*	Broadvision, Inc	1,135
3,295	*	Brocade Communications Systems, Inc	19,704
250	*	CACI International, Inc (Class A)	10,110
2,866	*	Cadence Design Systems, Inc	41,930
554	*	Catalina Marketing Corp	10,133
113	*	CCC Information Services Group, Inc	1,897
100		CDI Corp	3,460
10,899		Cendant Corp	266,808
1,580	*	Ceridian Corp	35,550
322	*	Cerner Corp	14,355
778		Certegy, Inc	30,186
873	*	Checkfree Corp	26,190
937	*	ChoicePoint, Inc	42,783
762	*	Chordiant Software, Inc	3,475
532	*	Ciber, Inc	4,373
1,854	*	Citrix Systems, Inc	37,747
3,885	*	CMGI, Inc	7,576
1,229	*	CNET Networks, Inc	13,605
1,366	*	Cognizant Technology Solutions Corp	34,710
4,989		Computer Associates International, Inc	139,991
288	*	Computer Horizons Corp	1,149
65		Computer Programs & Systems, Inc	1,325
1,965	*	Computer Sciences Corp	91,235
4,261	*	Compuware Corp	28,123
146	*	Concord Communications, Inc	1,666
241	*	Concur Technologies, Inc	2,579
1,524	*	Convergys Corp	23,470
140	*	CoStar Group, Inc	6,430
485	*	CSG Systems International, Inc	10,040
107	*	Cyberguard Corp	873
100	*	Datastream Systems, Inc	648
500		Deluxe Corp	21,750

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
500	*	Dendrite International, Inc	9,290
100	*	Digimarc Corp	1,335
500	*	Digital Insight Corp	10,365
339	*	Digital River, Inc	11,062
1,600	*	DoubleClick, Inc	12,432
823	*	DST Systems, Inc	39,578
780	*	Dun & Bradstreet Corp	42,050
1,050	*	E.piphany, Inc	5,072
1,405	*	Earthlink, Inc	14,542
298	*	Echelon Corp	3,335
318	*	Eclipsys Corp	4,853
122	*	eCollege.com, Inc	1,952
375	*	eFunds Corp	6,563
100		Electro Rent Corp	1,047
3,152	*	Electronic Arts, Inc	171,942
5,150		Electronic Data Systems Corp	98,623
100	*	Embarcadero Technologies, Inc	1,236
1,737	*	Enterasys Networks, Inc	3,665
400	*	Entrust, Inc	1,800
398	*	Epicor Software Corp	5,592
90	*	EPIQ Systems, Inc	1,305
1,600		Equifax, Inc	39,600
103	*	Equinix, Inc	3,496
248	*	eSpeed, Inc (Class A)	4,377
1,016	*	Extreme Networks, Inc	5,608
300	*	F5 Networks, Inc	7,944
200		Factset Research Systems, Inc	9,454
782		Fair Isaac Corp	26,103
400	*	Filenet Corp	12,628
117	*	FindWhat.com	2,707
9,306		First Data Corp	414,303
2,039	*	Fiserv, Inc	79,297
360	*	Freemarkets, Inc	2,347
220	*	Gerber Scientific, Inc	1,553
435	*	Getty Images, Inc	26,100
252		Gevity HR, Inc	6,600
9		Grey Global Group, Inc	8,865
95	*	Group 1 Software, Inc	2,180
100	*	GSI Commerce, Inc	963
631		GTECH Holdings Corp	29,222
340	*	Harris Interactive, Inc	2,285
128		Healthcare Services Group	1,958
200	*	Heidrick & Struggles International, Inc	5,936
800		Henry (Jack) & Associates, Inc	16,080
600	*	Homestore, Inc	2,394
63	*	Hudson Highland Group, Inc	1,932
400	*	Hyperion Solutions Corp	17,488
200	*	IDX Systems Corp	6,378
213	*	iGate Corp	848
400		Imation Corp	17,044
2,596		IMS Health, Inc	60,850
674	*	Informatica Corp	5,143
367	*	Infospace, Inc	13,961
311	*	infoUSA, Inc	3,154
100		Integral Systems, Inc	1,608
390	*	Intellisync Corp	1,119

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
275	*	Interactive Data Corp	4,791
24	*	InterActiveCorp Wts 02/04/09	828
411	*	Intergraph Corp	10,628
405	*	Internet Capital Group, Inc	3,135
452	*	Internet Security Systems, Inc	6,934
52		Interpool, Inc	878
4,454	*	Interpublic Group Of Cos, Inc	61,153
201	*	Interwoven, Inc	2,030
152	*	Intrado, Inc	2,446
1,908	*	Intuit, Inc	73,611
470	*	Ipass, Inc	4,977
112	*	iPayment, Inc	4,592
749	*	Iron Mountain, Inc	36,147
245	*	JDA Software Group, Inc	3,227
5,634	*	Juniper Networks, Inc	138,427
243	*	Kana Software, Inc	578
500	*	Keane, Inc	6,845
300		Kelly Services, Inc (Class A)	8,940
200	*	Keynote Systems, Inc	2,750
271	*	Kforce, Inc	2,558
264	*	KFX ,Inc	2,012
263	*	Kinetic Concepts, Inc	13,124
300	*	Korn/Ferry International	5,811
456	*	Kroll, Inc	16,817
298	*	Kronos, Inc	12,278
350	*	Labor Ready, Inc	5,425
853	*	Lamar Advertising Co	36,978
1,000	*	Lawson Software, Inc	7,080
238	*	Lionbridge Technologies	1,821
628	*	Looksmart Ltd	1,363
735	*	Macromedia, Inc	18,044
524	*	Macrovision Corp	13,116
170	*	Magma Design Automation, Inc	3,269
311	*	Manhattan Associates, Inc	9,604
958		Manpower, Inc	48,638
139	*	Mantech International Corp (Class A)	2,609
500	*	Manugistics Group, Inc	1,635
253	*	MAPICS, Inc	2,672
215	*	Mapinfo Corp	2,279
680	*	Matrixone, Inc	4,699
85		McGrath RentCorp	3,141
71	*	Medical Staffing Network Holdings, Inc	457
136	*	MedQuist, Inc	1,557
100	*	Memberworks, Inc	2,962
600	*	Mentor Graphics Corp	9,282
980	*	Mercury Interactive Corp	48,833
700	*	Micromuse, Inc	4,683
97,510	d	Microsoft Corp	2,784,886
100	*	MicroStrategy, Inc	4,270
300	*	Midway Games, Inc	3,456
733	*	Mindspeed Technologies, Inc	3,636
1,073	*	Monster Worldwide, Inc	27,598
1,117	*	MPS Group, Inc	13,538
300	*	MRO Software, Inc	4,083
306	*	MSC.Software Corp	2,739
142	*	Nassda Corp	588

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
450		National Instruments Corp	13,793
200	*	National Processing, Inc	5,750
287	*	NCO Group, Inc	7,660
1,006	*	NCR Corp	49,888
300		NDCHealth Corp	6,960
82	*	Neoforma, Inc	995
146	*	Neoware Systems, Inc	1,207
247	*	Netegrity, Inc	2,090
606	*	NETIQ Corp	7,999
100	*	Netratings, Inc	1,629
100	*	Netscout Systems, Inc	659
1,886	*	Network Associates, Inc	34,193
238	*	Network Equipment Technologies, Inc	1,942
310	*	NIC, Inc	2,223
4,067	*	Novell, Inc	34,122
158	*	Nuance Communications, Inc	720
200	*	NYFIX, Inc	978
2,021		Omnicom Group, Inc	153,374
127	*	Open Solutions, Inc	3,172
100	*	Opnet Technologies, Inc	1,310
503	*	Opsware, Inc	3,984
40,272	*	Oracle Corp	480,445
500	*	Packeteer, Inc	8,075
94	*	PalmSource, Inc	1,611
2,850	*	Parametric Technology Corp	14,250
207	*	PC-Tel, Inc	2,443
300	*	PDF Solutions, Inc	2,541
76	*	PDI, Inc	2,305
62	*	PEC Solutions, Inc	740
261	*	Pegasus Solutions, Inc	3,427
3,476	*	Peoplesoft, Inc	64,306
808	*	Perot Systems Corp (Class A)	10,722
230	*	Pixar	15,987
262	*	Portal Software, Inc	951
129	*	Portfolio Recovery Associates, Inc	3,557
200	f*	ProcureNet, Inc	30
300	*	Progress Software Corp	6,501
108		QAD, Inc	1,146
35	*	Quality Systems, Inc	1,718
529	*	Quest Software, Inc	6,824
239	*	R.H. Donnelley Corp	10,454
300	*	Radiant Systems, Inc	1,407
187	*	Radisys Corp	3,473
397	*	Raindance Communications, Inc	826
1,196	*	RealNetworks, Inc	8,181
1,721	*	Red Hat, Inc	39,531
16	*	Redback Networks, Inc	103
171	*	Register.com, Inc	1,019
100		Renaissance Learning, Inc	2,242
723	*	Rent-A-Center, Inc	21,639
200	*	Rent-Way, Inc	1,800
567	*	Retek, Inc	3,481
128	*	Rewards Network, Inc	1,152
713		Reynolds & Reynolds Co (Class A)	16,492
1,613		Robert Half International, Inc	48,019
150		Rollins, Inc	3,452

TIAA-CREF Life Funds — Stock Index Fund	8

SHARES/
PRINCIPAL			VALUE
200	*	Roxio, Inc	982
720	*	RSA Security, Inc	14,738
900	*	S1 Corp	8,946
264	*	SafeNet, Inc	7,308
273	*	SAFLINK Corp	642
700	*	Sapient Corp	4,207
632	*	Scansoft, Inc	3,128
336	*	Secure Computing Corp	3,914
175	*	Seebeyond Technology Corp	660
446	*	Serena Software, Inc	8,514
4,475	*	Siebel Systems, Inc	47,793
619	*	Sitel Corp	2,612
128	*	SM&A	1,107
58	*	SoftBrands, Inc	71
178	*	Sohu.com, Inc	3,539
542	*	SonicWALL, Inc	4,661
375	*	Sotheby’s Holdings, Inc (Class A)	5,985
122	*	Source Interlink Cos, Inc	1,357
624	*	Spherion Corp	6,327
100	*	SPSS, Inc	1,797
89	*	SRA International, Inc (Class A)	3,766
108		SS&C Technologies, Inc	2,020
100		Startek, Inc	3,580
185	*	Stellent, Inc	1,580
73	*	Stratasys, Inc	1,807
35,056	*	Sun Microsystems, Inc	152,143
3,000	*	SunGard Data Systems, Inc	78,000
261	*	SupportSoft, Inc	2,265
1,054	*	Sybase, Inc	18,972
200	*	Sykes Enterprises, Inc	1,512
3,400	*	Symantec Corp	148,852
1,602	*	Synopsys, Inc	45,545
100	*	Synplicity, Inc	600
457	*	Take-Two Interactive Software, Inc	14,002
143		Talx Corp	3,493
300	*	TeleTech Holdings, Inc	2,631
525	*	THQ, Inc	12,023
2,110	*	TIBCO Software, Inc	17,830
132	*	Tier Technologies, Inc (Class B)	1,286
1,000	*	Titan Corp	12,980
300		Total System Services, Inc	6,570
183	*	TradeStation Group, Inc	1,316
300	*	Transaction Systems Architects, Inc (Class A)	6,459
200	*	Trizetto Group, Inc	1,340
507	*	Tumbleweed Communications Corp	2,160
296	*	Tyler Technologies, Inc	2,800
3,451	*	Unisys Corp	47,900
450	*	United Online, Inc	7,925
484	*	United Rentals, Inc	8,659
150	*	Universal Compression Holdings, Inc	4,602
631	*	Valueclick, Inc	7,559
236	*	Vastera, Inc	708
65	*	Verint Systems, Inc	2,224
2,637	*	VeriSign, Inc	52,476
4,546	*	Veritas Software Corp	125,924
236	*	Verity, Inc	3,188

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
1,053	*	Viad Corp	28,442
3,069	*	Vignette Corp	5,095
328	*	VitalWorks, Inc	1,135
150	*	Vitria Technology, Inc	461
100	*	Volt Information Sciences, Inc	3,151
200	*	WatchGuard Technologies, Inc	1,444
227	*	WebEx Communications, Inc	4,940
3,498	*	WebMD Corp	32,601
481	*	webMethods, Inc	4,122
282	*	Websense, Inc	10,499
859	*	Westwood One, Inc	20,444
592	*	Wind River Systems, Inc	6,962
218	*	Witness Systems, Inc	2,649
12,131	*	Yahoo!, Inc	440,719

		TOTAL BUSINESS SERVICES	9,245,087

CHEMICALS AND ALLIED PRODUCTS - 10.95%
16,631		Abbott Laboratories	677,880
745	*	Abgenix, Inc	8,731
139	*	Able Laboratories, Inc	2,858
139		Aceto Corp	2,446
309	*	Adolor Corp	3,918
2,391		Air Products & Chemicals, Inc	125,408
276	*	Albany Molecular Research, Inc	3,569
337		Albemarle Corp	10,666
787		Alberto-Culver Co	39,460
200	*	Alexion Pharmaceuticals, Inc	3,720
851	*	Alkermes, Inc	11,574
1,435		Allergan, Inc	128,461
334		Alpharma, Inc (Class A)	6,840
355	*	Alteon, Inc	419
203	*	American Pharmaceutical Partners, Inc	6,167
13,545	*	Amgen, Inc	739,151
1,000	*	Amylin Pharmaceuticals, Inc	22,800
870	*	Andrx Corp	24,299
226	*	Aphton Corp	904
200		Arch Chemicals, Inc	5,764
111	*	Arena Pharmaceuticals, Inc	606
383	*	Atherogenics, Inc	7,288
188	*	Atrix Laboratories, Inc	6,445
637	*	Avant Immunotherapeutics, Inc	1,694
1,177		Avery Dennison Corp	75,340
218	*	AVI BioPharma, Inc	532
4,988		Avon Products, Inc	230,146
937	*	Barr Pharmaceuticals, Inc	31,577
111	*	Benthley Pharmaceuticals, Inc	1,525
3,590	*	Biogen Idec, Inc	227,068
667	*	BioMarin Pharmaceutical, Inc	4,002
321	*	Biopure Corp	225
100	*	Biosite, Inc	4,492
100	*	Bone Care International, Inc	2,342
85	*	Bradley Pharmaceuticals, Inc	2,372
20,704		Bristol-Myers Squibb Co	507,248
696		Cabot Corp	28,327
300		Calgon Carbon Corp	2,010
206		Cambrex Corp	5,197

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
300	*	Cell Genesys, Inc	3,117
300	*	Cell Therapeutics, Inc	2,211
596	*	Cephalon, Inc	32,184
519	*	Charles River Laboratories International, Inc	25,364
149	*	Chattem, Inc	4,302
1,165	*	Chiron Corp	52,006
408		Church & Dwight Co, Inc	18,678
151	*	Cima Labs, Inc	5,093
1,617		Clorox Co	86,962
5,679		Colgate-Palmolive Co	331,938
81	*	Collagenex Pharmaceuticals, Inc	763
317	*	Columbia Laboratories, Inc	1,097
300	*	Connetics Corp	6,060
400	*	Corixa Corp	1,868
1,000		Crompton Corp	6,300
311	*	Cubist Pharmaceuticals, Inc	3,452
312	*	Cypress Bioscience, Inc	4,284
500		Cytec Industries, Inc	22,725
300	*	Cytogen Corp	4,770
483	*	Dade Behring Holdings, Inc	22,952
50	*	DEL Laboratories, Inc	1,563
614	*	Dendreon Corp	7,522
200		Diagnostic Products Corp	8,788
131	*	Digene Corp	4,785
297	*	Discovery Laboratories, Inc	2,848
110	*	Dov Pharmaceutical, Inc	1,536
9,921		Dow Chemical Co	403,785
10,684		Du Pont (E.I.) de Nemours & Co	474,583
241	*	Durect Corp	841
900		Eastman Chemical Co	41,607
2,055		Ecolab, Inc	65,144
170	*	Elizabeth Arden, Inc	3,577
300	*	Encysive Pharmaceuticals, Inc	2,550
400	*	Enzon, Inc	5,104
268	*	Eon Labs, Inc	10,969
242	*	EPIX Medical, Inc	5,106
1,150		Estee Lauder Cos (Class A)	56,097
73	*	Eyetech Pharmaceuticals, Inc	3,133
396		Ferro Corp	10,565
175	*	First Horizon Pharmaceutical	3,308
377	*	FMC Corp	16,252
3,888	*	Forest Laboratories, Inc	220,177
557	*	Genaera Corp	2,339
936	*	Genelabs Technologies	2,162
4,691	*	Genentech, Inc	263,634
494	*	Genta, Inc	1,235
2,379	*	Genzyme Corp	112,598
300		Georgia Gulf Corp	10,758
312	*	Geron Corp	2,524
2,279	*	Gilead Sciences, Inc	152,693
10,700		Gillette Co	453,680
483		Great Lakes Chemical Corp	13,070
243	*	GTC Biotherapeutics, Inc	382
158	*	Guilford Pharmaceuticals, Inc	751
300		H.B. Fuller Co	8,520
46	*	Hi-Tech Pharmacal Co, Inc	752

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
71	*	Hollis-Eden Pharmaceuticals	856
1,633	*	Hospira, Inc	45,071
1,379	*	Human Genome Sciences, Inc	16,038
531	*	ICOS Corp	15,845
400	*	Idexx Laboratories, Inc	25,176
344	*	Ilex Oncology, Inc	8,597
1,231	*	IMC Global, Inc	16,495
657	*	ImClone Systems, Inc	56,364
201	*	Immucor, Inc	6,543
300	*	Immunogen, Inc	1,833
439	*	Immunomedics, Inc	2,138
517	*	Impax Laboratories, Inc	10,019
267	*	Indevus Pharmaceuticals, Inc	1,642
518	*	Inkine Pharmaceutical Co	2,005
295	*	Inspire Pharmaceuticals, Inc	4,932
314	*	InterMune, Inc	4,842
861		International Flavors & Fragrances, Inc	32,201
107	*	Inverness Medical Innovations, Inc	2,343
592	*	Invitrogen Corp	42,618
400	*	Isis Pharmaceuticals, Inc	2,296
1,594	*	IVAX Corp	38,240
2,581	*	King Pharmaceuticals, Inc	29,552
110	*	Kos Pharmaceuticals, Inc	3,627
57		Kronos Worldwide, Inc	1,958
360	*	KV Pharmaceutical Co (Class A)	8,312
338	*	La Jolla Pharmaceutical Co	821
62	*	Lannett Co, Inc	931
699	*	Ligand Pharmaceuticals, Inc (Class B)	12,149
10,346		Lilly (Eli) & Co	723,289
287		MacDermid, Inc	9,715
338	*	Martek Biosciences Corp	18,985
776	*	Medarex, Inc	5,657
547	*	Medicines Co	16,689
596		Medicis Pharmaceutical Corp (Class A)	23,810
2,715	*	MedImmune, Inc	63,531
23,653		Merck & Co, Inc	1,123,518
103		Meridian Bioscience, Inc	1,141
792	*	MGI Pharma, Inc	21,392
600	*	Millennium Chemicals, Inc	10,392
3,194	*	Millennium Pharmaceuticals, Inc	44,077
246		Minerals Technologies, Inc	14,268
2,836		Mylan Laboratories, Inc	57,429
612	*	Nabi Biopharmaceuticals	8,703
100		Nature’s Sunshine Products, Inc	1,424
580	*	NBTY, Inc	17,046
981	*	Nektar Therapeutics	19,581
100	*	Neose Technologies, Inc	833
359	*	Neurocrine Biosciences, Inc	18,614
154	*	NewMarket Corp	3,306
113		NL Industries, Inc	1,639
202	*	Northfield Laboratories, Inc	2,881
200	*	Noven Pharmaceuticals, Inc	4,404
400	*	NPS Pharmaceuticals, Inc	8,400
301	*	Nuvelo, Inc	2,896
90		Octel Corp	2,370
739		Olin Corp	13,021

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL				VALUE
298	*		OM Group, Inc	9,837
300	*		Omnova Solutions, Inc	1,830
450	*		Onyx Pharmaceuticals, Inc	19,062
360	*		OraSure Technologies, Inc	3,503
453	*		OSI Pharmaceuticals, Inc	31,909
100	*		Pain Therapeutics, Inc	806
440	*		Palatin Technologies, Inc	1,852
364	*		Par Pharmaceutical Cos, Inc	12,816
145	*		Penwest Pharmaceuticals Co	1,857
1,337	*		Peregrine Pharmaceuticals, Inc	1,965
81,167	d		Pfizer, Inc	2,782,405
100	*		Pharmacopeia Drug Discovery, Inc	568
131	*		Pharmion Corp	6,409
200			PolyMedica Corp	6,208
965	*		PolyOne Corp	7,180
200	*		Pozen, Inc	1,368
1,803			PPG Industries, Inc	112,669
380	*		Praecis Pharmaceuticals, Inc	1,444
3,400			Praxair, Inc	135,694
27,354			Procter & Gamble Co	1,489,152
100	*		Progenics Pharmaceuticals	1,684
1,073	*		Protein Design Labs, Inc	20,526
100			Quaker Chemical Corp	2,762
235	*		Quidel Corp	1,384
1,208	*		Revlon, Inc (Class A)	3,564
1,740			Rohm & Haas Co	72,349
1,300			RPM International, Inc	19,760
255	*		Salix Pharmaceuticals Ltd	8,402
15,862			Schering-Plough Corp	293,130
395	*		Sciclone Pharmaceuticals, Inc	2,018
232	*		Scotts Co (Class A)	14,820
910	*		Sepracor, Inc	48,139
199	*		Serologicals Corp	3,978
1,356			Sherwin-Williams Co	56,342
754			Sigma-Aldrich Corp	44,946
1,200	b	*	Solutia, Inc	276
100			Stepan Co	2,615
200	*		SuperGen, Inc	1,290
147	*		SurModics, Inc	3,622
251	*		Tanox, Inc	4,787
252	*		Third Wave Technologies, Inc	1,131
400	*		Unifi, Inc	1,172
183	*		United Therapeutics Corp	4,694
92	*		USANA Health Sciences, Inc	2,859
864			USEC, Inc	7,577
891			Valeant Pharmaceuticals International	17,820
600			Valspar Corp	30,234
251	*		Vaxgen, Inc	3,554
365	*		VCA Antech, Inc	16,359
695	*		Vertex Pharmaceuticals, Inc	7,534
734	*		Vicuron Pharmaceuticals, Inc	9,219
588	*		Vion Pharmaceuticals, Inc	2,446
1,206	*		Watson Pharmaceuticals, Inc	32,441
300			Wellman, Inc	2,439
100			West Pharmaceutical Services, Inc	4,230
602	*		WR Grace & Co	3,732

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
14,179		Wyeth	512,713
134	*	Zymogenetics, Inc	2,546

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,504,618

COAL MINING - 0.09%
581		Arch Coal, Inc	21,259
920		Consol Energy, Inc	33,120
758		Massey Energy Co	21,383
680		Peabody Energy Corp	38,073
66	*	Westmoreland Coal Co	1,284

		TOTAL COAL MINING	115,119

COMMUNICATIONS - 4.98%
200	*	Acme Communication, Inc	1,380
676	*	Alamosa Holdings, Inc	4,969
3,261		Alltel Corp	165,072
2,413	*	American Tower Corp (Class A)	36,678
189	*	Arch Wireless, Inc	5,385
8,260		AT&T Corp	120,844
24,146	*	AT&T Wireless Services, Inc	345,771
4,262	*	Avaya, Inc	67,297
100	*	Beasley Broadcast Group, Inc (Class A)	1,496
19,555		BellSouth Corp	512,732
168	*	Boston Communications Group	1,722
1,830	*	Cablevision Systems Corp (Class A)	35,960
100	*	Centennial Communications Corp	715
1,520		CenturyTel, Inc	45,661
3,210	*	Charter Communications, Inc (Class A)	12,583
2,305	*	Cincinnati Bell, Inc	10,234
575	*	Citadel Broadcasting Corp	8,378
5,545		Clear Channel Communications, Inc	204,888
15,350	*	Comcast Corp (Class A)	430,261
7,459	*	Comcast Corp (Special Class A)	205,943
230	*	Commonwealth Telephone Enterprises, Inc	10,297
2,306	*	Cox Communications, Inc (Class A)	64,084
300	*	Cox Radio, Inc (Class A)	5,214
1,946	*	Crown Castle International Corp	28,704
200	*	Crown Media Holdings, Inc (Class A)	1,704
185		CT Communications, Inc	2,784
671	*	Cumulus Media, Inc (Class A)	11,280
135		D&E Communications, Inc	1,812
6,894	*	DIRECTV Group, Inc	117,887
1,170	*	Dobson Communications Corp (Class A)	3,814
2,421	*	EchoStar Communications Corp (Class A)	74,446
521	*	Emmis Communications Corp (Class A)	10,931
521	*	Entercom Communications Corp	19,433
390	*	Entravision Communications Corp (Class A)	2,995
52	*	Fisher Communications, Inc	2,617
1,129	*	Foundry Networks, Inc	15,885
1,889	*	Fox Entertainment Group, Inc (Class A)	50,436
464	*	General Communication, Inc (Class A)	3,684
260		Global Payments, Inc	11,705
100		Golden Telecom, Inc	2,814
420		Gray Television, Inc	5,834
327		Hearst-Argyle Television, Inc	8,430
100		HickoryTech Corp	1,011

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
400	*	IDT Corp	7,212
200	*	IDT Corp (Class B)	3,688
400	*	Infonet Services Corp (Class B)	700
500	*	Insight Communications Co, Inc	4,630
3,617	*	InterActiveCorp	109,016
2,514	*	Internap Network Services Corp	3,042
200	*	j2 Global Communications, Inc	5,560
7,220	*	Level 3 Communications, Inc	25,631
200		Liberty Corp	9,390
1,476	*	Liberty Media International, Inc	54,760
286	*	Lightbridge, Inc	1,602
281	*	Lin TV Corp (Class A)	5,957
100	*	Lodgenet Entertainment Corp	1,650
45,215	*	Lucent Technologies, Inc	170,913
173	*	Mastec, Inc	939
245	f*	McLeodUSA, Inc (Class A)	118
493	*	Mediacom Communications Corp	3,855
233	*	Metro One Telecommunications, Inc	343
58	*	Metrocall Holdings, Inc	3,886
200	*	Net2Phone, Inc	906
10,865	*	Nextel Communications, Inc (Class A)	289,661
1,303	*	Nextel Partners, Inc (Class A)	20,744
606	*	NII Holdings, Inc (Class B)	20,416
158		North Pittsburgh Systems, Inc	3,168
196	*	Novatel Wireless, Inc	5,194
755	*	NTL, Inc	43,503
300	*	PanAmSat Corp	6,966
300	*	Paxson Communications Corp	975
33	*	Pegasus Communications Corp	807
420	*	Price Communications Corp	6,199
517	*	Primus Telecommunications Group	2,626
434	*	PTEK Holdings, Inc	5,004
15,727	*	Qwest Communications International, Inc	56,460
400	*	Radio One, Inc (Class A)	6,444
400	*	Radio One, Inc (Class D)	6,404
400	b*	RCN Corp	52
400	*	Regent Communications, Inc	2,476
125	*	Saga Communications, Inc (Class A)	2,281
87	*	Salem Communications Corp (Class A)	2,360
35,267		SBC Communications, Inc	855,225
58		Shenandoah Telecom Co	1,566
383		Sinclair Broadcast Group, Inc (Class A)	3,933
300	*	Spanish Broadcasting System, Inc (Class A)	2,793
416	*	Spectrasite, Inc	17,980
15,088		Sprint Corp (FON Group)	265,549
122		SureWest Communications	3,855
211	*	Talk America Holdings, Inc	1,618
514		Telephone & Data Systems, Inc	36,597
3,191	*	Terremark Worldwide, Inc	2,712
500	*	Time Warner Telecom, Inc (Class A)	2,095
332	*	Tivo, Inc	2,354
179	*	Triton PCS Holdings, Inc (Class A)	780
100	*	U.S. Cellular Corp	3,855
748	*	Ubiquitel, Inc	3,157
3,694	*	UnitedGlobalcom, Inc (Class A)	26,818
2,412	*	Univision Communications, Inc (Class A)	77,015

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
29,350		Verizon Communications, Inc	1,062,177
16,320		Viacom, Inc (Class B)	582,950
57		Warwick Valley Telephone Co	1,211
174	*	West Corp	4,550
800	*	Western Wireless Corp (Class A)	23,128
281	*	Wireless Facilities, Inc	2,762
1,520	*	XM Satellite Radio Holdings, Inc	41,481
100	*	Young Broadcasting, Inc (Class A)	1,315

		TOTAL COMMUNICATIONS	6,598,784

DEPOSITORY INSTITUTIONS - 9.99%
110		1st Source Corp	2,748
90		ABC Bancorp	1,831
96	*	ACE Cash Express, Inc	2,466
53		American National Bankshares, Inc	1,154
106	*	AmericanWest Bancorp	2,043
3,835		AmSouth Bancorp	97,677
200		Anchor Bancorp Wisconsin, Inc	5,288
131		Arrow Financial Corp	3,989
1,256		Associated Banc-Corp	37,215
876		Astoria Financial Corp	32,044
100		Bancfirst Corp	5,975
823		Bancorpsouth, Inc	18,542
838		Bank Mutual Corp	9,134
21,692		Bank Of America Corp	1,835,577
125		Bank Of Granite Corp	2,614
600		Bank Of Hawaii Corp	27,132
8,344		Bank Of New York Co, Inc	245,981
102		Bank Of The Ozarks, Inc	2,377
11,955		Bank One Corp	609,705
452		BankAtlantic Bancorp, Inc (Class A)	8,339
1,820		Banknorth Group, Inc	59,114
200	*	BankUnited Financial Corp (Class A)	5,160
79		Banner Corp	2,296
5,895		BB&T Corp	217,938
57		Berkshire Hills Bancorp, Inc	2,115
112	*	BOK Financial Corp	4,398
287		Boston Private Financial Holdings, Inc	6,647
68		Bryn Mawr Bank Corp	1,547
100		BSB Bancorp, Inc	3,555
35		C&F Financial Corp	1,174
79		Camco Financial Corp	1,106
74		Camden National Corp	2,447
81		Capital City Bank Group, Inc	3,207
52		Capital Corp of the West	2,020
232		Capitol Federal Financial	6,937
142		Cascade Bancorp	2,624
209		Cathay General Bancorp	13,940
33		CB Bancshares, Inc	3,076
82		Center Bancorp, Inc	918
81	*	Central Coast Bancorp	1,490
200		Central Pacific Financial Corp	5,500
120		CFS Bancorp, Inc	1,590
36		Charter Financial Corp	1,224
2,303		Charter One Financial, Inc	101,770
223		Chemical Financial Corp	8,226

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
363		Chittenden Corp	12,759
54,957		Citigroup, Inc	2,555,501
400		Citizens Banking Corp	12,420
83		Citizens First Bancorp, Inc	1,976
94		Citizens South Banking Corp	1,239
81		City Bank	2,594
155		City Holding Co	4,895
400		City National Corp	26,280
95		CNB Financial Corp	1,298
100		Coastal Financial Corp	1,495
150		CoBiz, Inc	2,075
1,280		Colonial Bancgroup, Inc	23,258
53		Columbia Bancorp	1,549
79		Columbia Bancorp (Oregon)	1,092
110		Columbia Banking System, Inc	2,448
1,837		Comerica, Inc	100,815
710		Commerce Bancorp, Inc	39,057
648		Commerce Bancshares, Inc	29,802
45		Commercial Bankshares, Inc	1,196
338	*	Commercial Capital Bancorp, Inc	5,871
400		Commercial Federal Corp	10,840
400		Community Bank System, Inc	9,116
127		Community Trust Bancorp, Inc	3,892
1,357		Compass Bancshares, Inc	58,351
200		Corus Bankshares, Inc	8,222
600		Cullen/Frost Bankers, Inc	26,850
359		CVB Financial Corp	7,834
309		Dime Community Bancshares	5,401
197		Downey Financial Corp	10,490
492		East West Bancorp, Inc	15,104
51		Eastern Virginia Bankshares, Inc	1,004
75		ESB Financial Corp	938
331	*	Euronet Worldwide, Inc	7,656
66		EverTrust Financial Group, Inc	1,678
43		Exchange National Bancshares, Inc	1,256
100		Farmers Capital Bank Corp	3,575
43		FFLC Bancorp, Inc	1,082
117		Fidelity Bankshares, Inc	4,148
5,132		Fifth Third Bancorp	275,999
100		Financial Institutions, Inc	2,470
67		First Bancorp (North Carolina)	2,240
366		First Bancorp (Puerto Rico)	14,915
100		First Busey Corp (Class A)	2,924
300		First Charter Corp	6,537
44		First Citizens Banc Corp	909
55		First Citizens Bancshares, Inc (Class A)	6,710
500		First Commonwealth Financial Corp	6,485
130		First Community Bancorp	4,997
72		First Community Bancshares, Inc	2,432
159		First Federal Capital Corp	4,425
315		First Financial Bancorp	5,582
142		First Financial Bankshares, Inc	5,954
188		First Financial Corp (Indiana)	5,997
133		First Financial Holdings, Inc	3,832
33		First Financial Service Corp	805
1,347		First Horizon National Corp	61,248

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
115		First Merchants Corp	2,997
445		First Midwest Bancorp, Inc	15,668
504		First National Bankshares of Florida, Inc	9,565
58		First Oak Brook Bancshares, Inc	1,757
36		First Of Long Island Corp	1,662
110		First Republic Bank	4,739
200		First Sentinel Bancorp, Inc	4,110
37		First South Bancorp, Inc	831
78		First State Bancorp	2,396
59		Firstbank Corp	1,742
158	*	FirstFed Financial Corp	6,573
953		FirstMerit Corp	25,131
69		Flag Financial Corp	891
485		Flagstar Bancorp, Inc	9,642
150		Flushing Financial Corp	2,648
358		FNB Corp	7,321
53		FNB Corp (Virginia)	1,527
52		FNB Corp, Inc (North Carolina)	1,014
148		Frontier Financial Corp	5,171
1,477		Fulton Financial Corp	29,762
58		GB&T Bancshares, Inc	1,386
235		Glacier Bancorp, Inc	6,623
400		Gold Banc Corp, Inc	6,200
1,353		Golden West Financial Corp	143,892
104		Great Southern Bancorp, Inc	3,042
62		Greene County Bancshares, Inc	1,395
1,243		Greenpoint Financial Corp	49,347
246		Hancock Holding Co	7,149
192		Hanmi Financial Corp	5,664
200		Harbor Florida Bancshares, Inc	5,502
262		Harleysville National Corp	6,707
57		Heritage Financial Corp	1,063
1,704		Hibernia Corp (Class A)	41,407
112		Horizon Financial Corp	2,229
701		Hudson City Bancorp, Inc	23,441
320		Hudson River Bancorp, Inc	5,462
543		Hudson United Bancorp	20,243
98		Humboldt Bancorp	2,049
2,410		Huntington Bancshares, Inc	55,189
100		IberiaBank Corp	5,918
27		IBT Bancorp, Inc	1,229
100		Independent Bank Corp (Massachusetts)	2,895
152		Independent Bank Corp (Michigan)	3,861
657		IndyMac Bancorp, Inc	20,761
161		Integra Bank Corp	3,547
200	*	Intercept, Inc	3,276
78		Interchange Financial Services Corp	1,941
331		International Bancshares Corp	13,422
100		Irwin Financial Corp	2,640
42	*	Itla Capital Corp	1,704
22,106		J.P. Morgan Chase & Co	857,050
4,406		KeyCorp	131,695
247		KNBT Bancorp, Inc	4,125
115		Lakeland Bancorp, Inc	1,856
46		Lakeland Financial Corp	1,541
77		LSB Bancshares, Inc	1,244

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
788		M & T Bank Corp	68,792
67		Macatawa Bank Corp	1,842
245		MAF Bancorp, Inc	10,457
141		Main Street Banks, Inc	3,962
82		MainSource Financial Group, Inc	1,678
2,395		Marshall & Ilsley Corp	93,621
150		MB Financial, Inc	5,522
200		MBT Financial Corp	3,644
4,558		Mellon Financial Corp	133,686
53		Mercantile Bank Corp	1,932
868		Mercantile Bankshares Corp	40,640
36		Merchants Bancshares, Inc	945
200		Mid-State Bancshares	4,702
85		Midwest Banc Holdings, Inc	1,896
46		MutualFirst Financial, Inc	995
186		Nara Bancorp, Inc	3,186
37		National Bankshares, Inc	1,536
5,843		National City Corp	204,563
2,090		National Commerce Financial Corp	67,925
228		National Penn Bancshares, Inc	6,807
64		NBC Capital Corp	1,727
274		NBT Bancorp, Inc	6,121
505		NetBank, Inc	5,520
2,702		New York Community Bancorp, Inc	53,040
954	*	NewAlliance Bancshares, Inc	13,318
1,878		North Fork Bancorp, Inc	71,458
2,103		Northern Trust Corp	88,915
200		Northwest Bancorp, Inc	4,580
35		Oak Hill Financial, Inc	1,103
150		OceanFirst Financial Corp	3,593
300	*	Ocwen Financial Corp	3,612
630		Old National Bancorp	15,643
97		Old Second Bancorp, Inc	5,117
100		Omega Financial Corp	3,443
428		Pacific Capital Bancorp	12,040
158		Park National Corp	20,178
44		Parkvale Financial Corp	1,159
69		Partners Trust Financial Group, Inc	1,352
59		Peapack Gladstone Financial Corp	1,895
45		Pennfed Financial Services, Inc	1,530
69		Pennrock Financial Services Corp	2,093
75		Peoples Bancorp, Inc	2,010
410		People’s Bank	12,772
130		Peoples Holding Co	4,493
140		PFF Bancorp, Inc	5,214
3,059		PNC Financial Services Group, Inc	162,372
421		Provident Bancorp, Inc	4,799
283		Provident Bankshares Corp	8,162
487		Provident Financial Group, Inc	19,217
54		Provident Financial Holdings	1,277
775		Provident Financial Services, Inc	13,601
289		R & G Financial Corp (Class B)	9,554
2,369		Regions Financial Corp	86,587
105		Republic Bancorp, Inc (Class A) (Kentucky)	2,120
572		Republic Bancorp, Inc (Michigan)	7,951
100		Riggs National Corp	2,112

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
45		Royal Bancshares Of Pennsylvania (Class A)	1,138
300		S & T Bancorp, Inc	9,594
200		S.Y. Bancorp, Inc	4,682
110		Santander Bancorp	2,719
69		SCBT Financial Corp	2,080
102		Seacoast Banking Corp Of Florida	2,141
321		Seacoast Financial Services Corp	11,107
100		Second Bancorp, Inc	3,129
57		Shore Bancshares, Inc	1,461
400	*	Silicon Valley Bancshares	15,860
108		Simmons First National Corp (Class A)	2,811
1,141		Sky Financial Group, Inc	28,217
139		Sound Federal Bancorp, Inc	1,865
700		South Financial Group, Inc	19,838
94		Southside Bancshares, Inc	1,974
3,540		SouthTrust Corp	137,387
334		Southwest Bancorp Of Texas, Inc	14,736
94		Southwest Bancorp, Inc	1,716
3,131		Sovereign Bancorp, Inc	69,195
73		State Bancorp, Inc	1,805
54		State Financial Services Corp (Class A)	1,602
3,509		State Street Corp	172,081
95		Sterling Bancorp	2,624
400		Sterling Bancshares, Inc	5,676
256		Sterling Financial Corp (Pennsylvania)	6,664
171	*	Sterling Financial Corp (Spokane)	5,450
48		Summit Bancshares, Inc	1,397
45		Sun Bancorp, Inc (Pennsylvania)	1,008
2,669		SunTrust Banks, Inc	173,458
3,316		Synovus Financial Corp	83,961
773		TCF Financial Corp	44,873
300	*	Texas Capital Bancshares, Inc	4,980
291		Texas Regional Bancshares, Inc (Class A)	13,360
238		TierOne Corp	5,119
92		Trico Bancshares	1,739
626		Trustco Bank Corp NY	8,201
491		Trustmark Corp	14,200
20,197		U.S. Bancorp	556,629
115		U.S.B. Holding Co, Inc	2,647
470		UCBH Holdings, Inc	18,574
186		UMB Financial Corp	9,601
297		Umpqua Holdings Corp	6,234
69		Union Bankshares Corp	2,180
1,901		Union Planters Corp	56,669
554		UnionBanCal Corp	31,246
337		United Bankshares, Inc	10,953
228		United Community Banks, Inc	5,741
400		United Community Financial Corp	5,200
68		United Securities Bancshares	1,356
36		United Security Bancshares (California)	754
81		Univest Corp of Pennsylvania	4,131
232		Unizan Financial Corp	6,055
1,119		Valley National Bancorp	28,288
50	*	Virginia Commerce Bancorp	1,476
67		Virginia Financial Group, Inc	2,301
763		W Holding Co, Inc	13,115

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
13,950		Wachovia Corp	620,775
33		Warwick Community Bancorp	1,058
945		Washington Federal, Inc	22,699
138		Washington Trust Bancorp, Inc	3,584
629		Webster Financial Corp	29,576
17,972		Wells Fargo & Co	1,028,538
200		Wesbanco, Inc	5,826
169		West Bancorporation	2,956
200		West Coast Bancorp	4,288
330		Westamerica Bancorp	17,309
54	*	Western Sierra Bancorp	1,672
500		Whitney Holding Corp	22,335
117		Willow Grove Bancorp, Inc	1,861
800		Wilmington Trust Corp	29,776
189		Wintrust Financial Corp	9,546
100		WSFS Financial Corp	4,867
82		Yadkin Valley Bank and Trust Co	1,063
54		Yardville National Bancorp	1,350
944		Zions Bancorp	58,009

		TOTAL DEPOSITORY INSTITUTIONS	13,241,305

EATING AND DRINKING PLACES - 0.64%
929		Applebee’s International, Inc	21,386
1,034		Aramark Corp (Class B)	29,738
300		Bob Evans Farms, Inc	8,214
1,025	*	Brinker International, Inc	34,973
175	*	California Pizza Kitchen, Inc	3,353
600		CBRL Group, Inc	18,510
343	*	CEC Entertainment, Inc	10,122
113	*	Chicago Pizza & Brewery, Inc	1,719
467	*	CKE Restaurants, Inc	6,225
1,830		Darden Restaurants, Inc	37,607
101	*	Dave & Buster’s, Inc	1,898
182		IHOP Corp	6,508
339	*	Jack In The Box, Inc	10,068
587	*	Krispy Kreme Doughnuts, Inc	11,206
273		Landry’s Restaurants, Inc	8,160
176		Lone Star Steakhouse & Saloon, Inc	4,785
13,293		McDonald’s Corp	345,618
300	*	O’Charley’s, Inc	5,157
752		Outback Steakhouse, Inc	31,103
215	*	P.F. Chang’s China Bistro, Inc	8,847
100	*	Papa John’s International, Inc	2,954
361	*	Rare Hospitality International, Inc	8,989
92	*	Red Robin Gourmet Burgers, Inc	2,518
661		Ruby Tuesday, Inc	18,144
450	*	Ryan’s Restaurant Group, Inc	7,110
702	*	Sonic Corp	15,971
563	*	The Cheesecake Factory, Inc	22,402
400	*	The Steak N Shake Co	7,288
100		Triarc Cos (Class A)	1,033
200		Triarc Cos (Class B)	2,034
1,141		Wendy’s International, Inc	39,752
3,127		Yum! Brands, Inc	116,387

		TOTAL EATING AND DRINKING PLACES	849,779

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE

EDUCATIONAL SERVICES - 0.24%
1,454	*	Apollo Group, Inc (Class A)	128,374
185	*	Apollo Group, Inc (University Of Phoenix Online)	16,204
1,036	*	Career Education Corp	47,200
942	*	Corinthian Colleges, Inc	23,305
587	*	DeVry, Inc	16,096
778	*	Education Management Corp	25,565
490	*	ITT Educational Services, Inc	18,630
377	*	Laureate Education, Inc	14,416
100	*	Learning Tree International, Inc	1,451
147	*	Princeton Review, Inc	1,113
168		Strayer Education, Inc	18,744
150	*	Universal Technical Institute, Inc	5,996

		TOTAL EDUCATIONAL SERVICES	317,094

ELECTRIC, GAS, AND SANITARY SERVICES - 3.42%
6,775	*	AES Corp	67,276
700		AGL Resources, Inc	20,335
1,221	*	Allegheny Energy, Inc	18,816
1,016		Allete, Inc	33,833
1,200		Alliant Energy Corp	31,296
2,872	*	Allied Waste Industries, Inc	37,853
1,993		Ameren Corp	85,619
4,294		American Electric Power Co, Inc	137,408
150		American States Water Co	3,486
1,133		Aqua America, Inc	22,717
1,797	*	Aquila, Inc	6,397
556		Atmos Energy Corp	14,234
400		Avista Corp	7,368
446		Black Hills Corp	14,049
148		California Water Service Group	4,077
4,712	*	Calpine Corp	20,356
100		Cascade Natural Gas Corp	2,207
100	*	Casella Waste Systems, Inc (Class A)	1,315
3,172		Centerpoint Energy, Inc	36,478
86		Central Vermont Public Service Corp	1,762
250		CH Energy Group, Inc	11,610
59		Chesapeake Utilities Corp	1,339
1,836		Cinergy Corp	69,768
3,056	*	Citizens Communications Co	36,978
82	*	Clean Harbors, Inc	777
400		Cleco Corp	7,192
1,655	*	CMS Energy Corp	15,110
100		Connecticut Water Service, Inc	2,566
2,529		Consolidated Edison, Inc	100,553
1,700		Constellation Energy Group, Inc	64,430
3,451		Dominion Resources, Inc	217,689
1,483		DPL, Inc	28,800
1,761		DTE Energy Co	71,391
9,888		Duke Energy Corp	200,628
900		Duquesne Light Holdings, Inc	17,379
2,994	*	Dynegy, Inc (Class A)	12,754
3,413		Edison International	87,270
6,351		El Paso Corp	50,046
400	*	El Paso Electric Co	6,176
239		Empire District Electric Co	4,806

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
359		Energen Corp	17,228
1,611		Energy East Corp	39,067
38		EnergySouth, Inc	1,521
2,496		Entergy Corp	139,801
700		Equitable Resources, Inc	36,197
7,052		Exelon Corp	234,761
3,473		FirstEnergy Corp	129,925
1,966		FPL Group, Inc	125,726
700		Great Plains Energy, Inc	20,790
966		Hawaiian Electric Industries, Inc	25,213
345		Idacorp, Inc	9,315
1,600		KeySpan Corp	58,720
1,044		Kinder Morgan, Inc	61,899
200		Laclede Group, Inc	5,482
1,187		MDU Resources Group, Inc	28,524
187	*	Metal Management, Inc	3,704
187		MGE Energy, Inc	6,102
93		Middlesex Water Co	1,802
860		National Fuel Gas Co	21,500
300		New Jersey Resources Corp	12,474
431		Nicor, Inc	14,641
2,878		NiSource, Inc	59,344
1,492		Northeast Utilities	29,049
233		Northwest Natural Gas Co	7,107
834	*	NRG Energy, Inc	20,683
552		NSTAR	26,430
169	*	NUI Corp	2,467
983		OGE Energy Corp	25,037
1,000		Oneok, Inc	21,990
300		Otter Tail Corp	8,058
426		Peoples Energy Corp	17,956
1,900		Pepco Holdings, Inc	34,732
4,286	*	PG&E Corp	119,751
435		Piedmont Natural Gas Co, Inc	18,575
986		Pinnacle West Capital Corp	39,825
553		PNM Resources, Inc	11,486
1,884		PPL Corp	86,476
2,586		Progress Energy, Inc	113,913
600	*	Progress Energy, Inc (Cvo)	6
2,445		Public Service Enterprise Group, Inc	97,873
1,170		Puget Energy, Inc	25,635
945		Questar Corp	36,515
3,026	*	Reliant Resources, Inc	32,772
1,593		Republic Services, Inc	46,101
115		Resource America, Inc (Class A)	2,714
1,138		SCANA Corp	41,389
200	*	SEMCO Energy, Inc	1,164
2,100		Sempra Energy	72,303
900	*	Sierra Pacific Resources	6,939
69		SJW Corp	2,346
130		South Jersey Industries, Inc	5,720
7,796		Southern Co	227,253
629	*	Southern Union Co	13,276
300		Southwest Gas Corp	7,239
118		Southwest Water Co	1,477
436	*	Stericycle, Inc	22,559

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
2,003		TECO Energy, Inc	24,016
123		Texas Genco Holdings, Inc	5,546
3,535		TXU Corp	143,203
581		UGI Corp	18,650
100		UIL Holdings Corp	4,869
270		Unisource Energy Corp	6,710
807		Vectren Corp	20,248
450	*	Waste Connections, Inc	13,347
6,254		Waste Management, Inc	191,685
1,015		Westar Energy, Inc	20,209
523		Western Gas Resources, Inc	16,987
446		WGL Holdings, Inc	12,809
5,635		Williams Cos, Inc	67,057
1,298		Wisconsin Energy Corp	42,328
400		WPS Resources Corp	18,540
4,263		Xcel Energy, Inc	71,235

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,532,135

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.12%
200	*	Actel Corp	3,700
9,078	*	ADC Telecommunications, Inc	25,782
632		Adtran, Inc	21,090
218	*	Advanced Energy Industries, Inc	3,427
867	*	Advanced Fibre Communications, Inc	17,513
3,955	*	Advanced Micro Devices, Inc	62,885
950	*	Aeroflex, Inc	13,614
4,644	*	Agere Systems, Inc (Class A)	10,681
12,506	*	Agere Systems, Inc (Class B)	26,888
200	*	Alliance Semiconductor Corp	1,190
4,042	*	Altera Corp	89,813
1,773		American Power Conversion Corp	34,839
259	*	American Superconductor Corp	3,388
800		Ametek, Inc	24,720
332	*	AMIS Holdings, Inc	5,617
1,105	*	Amkor Technology, Inc	9,039
680	*	Amphenol Corp (Class A)	22,658
3,968		Analog Devices, Inc	186,813
200	*	Anaren Microwave, Inc	3,268
201	*	Applica, Inc	1,789
3,565	*	Applied Micro Circuits Corp	18,966
92		Applied Signal Technology, Inc	3,225
900	*	Arris Group, Inc	5,346
300	*	Artesyn Technologies, Inc	2,700
300	*	Artisan Components, Inc	7,740
4,854	*	Atmel Corp	28,736
282	*	ATMI, Inc	7,701
608	*	Avanex Corp	2,365
484		AVX Corp	6,994
259		Baldor Electric Co	6,048
100		Bel Fuse, Inc (Class B)	4,170
500	*	Benchmark Electronics, Inc	14,550
2,642	*	Broadcom Corp (Class A)	123,566
200		C&D Technologies, Inc	3,566
224	*	California Micro Devices Corp	2,583
885	*	Capstone Turbine Corp	1,926
213	*	Carrier Access Corp	2,539

TIAA-CREF Life Funds - Stock Index Fund

SHARES/
PRINCIPAL			VALUE
300	*	C-COR.net Corp	3,087
308	*	Centillium Communications, Inc	1,180
111	*	Ceradyne, Inc	3,970
160	*	Ceva, Inc	1,266
300	*	Checkpoint Systems, Inc	5,379
942	*	ChipPAC, Inc	5,906
5,973	*	CIENA Corp	22,220
120	*	Comtech Telecommunications	2,707
2,010	*	Comverse Technology, Inc	40,079
5,030	*	Conexant Systems, Inc	21,780
4,138	*	Corvis Corp	5,835
700	*	Cree, Inc	16,296
300		CTS Corp	3,618
100		Cubic Corp	2,093
1,312	*	Cypress Semiconductor Corp	18,617
179	*	Digital Theater Systems, Inc	4,681
66	*	Diodes, Inc	1,564
273	*	Ditech Communications Corp	6,372
77	*	Drexler Technology Corp	1,026
289	*	DSP Group, Inc	7,872
100	*	Dupont Photomasks, Inc	2,033
2,008	*	Eagle Broadband, Inc	1,988
300	*	Electro Scientific Industries, Inc	8,493
4,431		Emerson Electric Co	281,590
174	*	Emerson Radio Corp	545
96	*	EMS Technologies, Inc	1,865
940	*	Energizer Holdings, Inc	42,300
178	*	Energy Conversion Devices, Inc	2,004
494	*	Entegris, Inc	5,716
300	*	ESS Technology, Inc	3,213
600	*	Exar Corp	8,796
1,414	*	Fairchild Semiconductor International, Inc	23,147
1,100	*	Finisar Corp	2,178
128		Franklin Electric Co, Inc	4,833
300	*	FuelCell Energy, Inc	3,504
3,003	*	Gemstar-TV Guide International, Inc	14,414
112,178	d	General Electric Co	3,634,567
280	*	Genesis Microchip, Inc	3,856
100	*	Genlyte Group, Inc	6,288
1,200	*	GrafTech International Ltd	12,552
626		Harman International Industries, Inc	56,966
508	*	Harmonic, Inc	4,328
764		Harris Corp	38,773
275		Helix Technology Corp	5,866
100	*	Hexcel Corp	1,158
649		Hubbell, Inc (Class B)	30,315
378	*	Hutchinson Technology, Inc	9,295
100	*	Inet Technologies, Inc	1,247
160	*	Innovex, Inc	731
879	*	Integrated Circuit Systems, Inc	23,874
1,000	*	Integrated Device Technology, Inc	13,840
200	*	Integrated Silicon Solution, Inc	2,442
68,816		Intel Corp	1,899,322
500	*	Interdigital Communications Corp	9,405
735	*	International Rectifier Corp	30,444
1,490		Intersil Corp (Class A)	32,273

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
200		Inter-Tel, Inc	4,994
359	*	InterVoice, Inc	4,118
100	*	IXYS Corp	788
1,812	*	Jabil Circuit, Inc	45,626
15,063	*	JDS Uniphase Corp	57,089
789	*	Kemet Corp	9,642
731	*	Kopin Corp	3,735
992		L-3 Communications Holdings, Inc	66,266
800	*	Lattice Semiconductor Corp	5,608
100	*	Lifeline Systems, Inc	2,366
3,357		Linear Technology Corp	132,501
200	*	Littelfuse, Inc	8,482
131		LSI Industries, Inc	1,507
4,112	*	LSI Logic Corp	31,333
593	*	Mattson Technology, Inc	7,128
3,470		Maxim Integrated Products, Inc	181,897
894		Maytag Corp	21,912
781	*	McData Corp (Class A)	4,202
169	*	Medis Technologies Ltd	2,741
667	*	MEMC Electronic Materials, Inc	6,590
223	*	Mercury Computer Systems, Inc	5,530
300		Methode Electronics, Inc	3,891
64	*	Metrologic Instruments, Inc	1,276
560	*	Micrel, Inc	6,804
2,170		Microchip Technology, Inc	68,442
6,147	*	Micron Technology, Inc	94,111
600	*	Microsemi Corp	8,526
200	*	Microtune, Inc	934
436	*	MIPS Technologies, Inc	2,668
1,511		Molex, Inc	48,473
164	*	Monolithic System Technology, Inc	1,235
240	*	Moog, Inc (Class A)	8,906
24,851		Motorola, Inc	453,531
1,045	*	MRV Communications, Inc	2,863
338	*	Mykrolis Corp	5,888
43		National Presto Industries, Inc	1,773
3,896	*	National Semiconductor Corp	85,673
494	*	NMS Communications Corp	3,646
1,615	*	Novellus Systems, Inc	50,776
1,666	*	Nvidia Corp	34,153
734	*	Omnivision Technologies, Inc	11,707
1,279	*	ON Semiconductor Corp	6,421
513	*	Openwave Systems, Inc	6,515
865	*	Oplink Communications, Inc	1,661
136	*	OSI Systems, Inc	2,710
157		Park Electrochemical Corp	3,964
262	*	Pemstar, Inc	608
200	*	Pericom Semiconductor Corp	2,142
300	*	Photronics, Inc	5,682
363	*	Pixelworks, Inc	5,561
472	*	Plantronics, Inc	19,871
400	*	Plexus Corp	5,400
515	*	Plug Power, Inc	3,852
210	*	PLX Technology, Inc	3,625
1,900	*	PMC-Sierra, Inc	27,265
1,220	*	Polycom, Inc	27,340

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
61	*	Powell Industries, Inc	1,042
270	*	Power Integrations, Inc	6,723
500	*	Power-One, Inc	5,490
1,294	*	Powerwave Technologies, Inc	9,964
998	*	QLogic Corp	26,537
8,595		Qualcomm, Inc	627,263
922	*	Rambus, Inc	16,384
69		Raven Industries, Inc	2,452
294	*	Rayovac Corp	8,261
200		Regal-Beloit Corp	4,452
535	*	Remec, Inc	3,381
1,976	*	RF Micro Devices, Inc	14,820
1,921		Rockwell Collins, Inc	64,008
200	*	Rogers Corp	13,980
5,316	*	Sanmina-SCI Corp	48,376
456	*	SBA Communications Corp	2,029
100	*	SBS Technologies, Inc	1,607
1,553		Scientific-Atlanta, Inc	53,579
200	*	Seachange International, Inc	3,376
733	*	Semtech Corp	17,255
212	*	Sigmatel, Inc	6,161
731	*	Silicon Image, Inc	9,598
392	*	Silicon Laboratories, Inc	18,169
700	*	Silicon Storage Technology, Inc	7,210
53	*	Siliconix, Inc	2,630
200	*	Sipex Corp	1,140
13,138	*	Sirius Satellite Radio, Inc	40,465
1,472	*	Skyworks Solutions, Inc	12,851
153		Smith (A.O.) Corp	4,864
2,516	*	Sonus Networks, Inc	12,026
100		Spectralink Corp	1,490
100	*	Standard Microsystems Corp	2,332
100	*	Stoneridge, Inc	1,700
700	*	Stratex Networks, Inc	2,065
100	*	Supertex, Inc	1,634
1,936	*	Sycamore Networks, Inc	8,189
396	*	Symmetricom, Inc	3,524
172	*	Synaptics, Inc	3,294
500	*	Technitrol, Inc	10,950
400	*	Tekelec	7,268
4,849	*	Tellabs, Inc	42,380
500	*	Terayon Communication Systems, Inc	1,170
187	*	Tessera Technologies, Inc	3,370
18,503		Texas Instruments, Inc	447,403
625		Thomas & Betts Corp	17,019
200	*	Three-Five Systems, Inc	1,020
143	*	Tollgrade Communications, Inc	1,519
1,200	*	Transmeta Corp	2,628
199	*	Trident Microsystems, Inc	2,231
1,402	*	Triquint Semiconductor, Inc	7,655
433	*	TTM Technologies, Inc	5,131
100	*	Ulticom, Inc	1,170
149	*	Ultralife Batteries, Inc	2,885
100	*	Universal Display Corp	1,074
100	*	Universal Electronics, Inc	1,753
1,002	*	Utstarcom, Inc	30,311

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
521	*	Valence Technology, Inc	1,787
418	*	Varian Semiconductor Equipment Associates, Inc	16,118
944	*	Verso Technologies, Inc	1,652
2	*	Vialta, Inc	1
219	*	Viasat, Inc	5,464
200	*	Vicor Corp	3,654
100	*	Virage Logic Corp	910
1,766	*	Vishay Intertechnology, Inc	32,812
2,600	*	Vitesse Semiconductor Corp	12,688
466	*	Westell Technologies, Inc	2,377
734		Whirlpool Corp	50,352
161	*	White Electronic Designs Corp	844
269	*	Wilson Greatbatch Technologies, Inc	7,519
100		Woodhead Industries, Inc	1,546
200	*	Xicor, Inc	3,026
3,666		Xilinx, Inc	122,114
255	*	Zhone Technologies, Inc	995

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,754,209

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
150	*	aaiPharma, Inc	813
200	*	Accelrys, Inc	1,972
188	*	Advisory Board Co	6,693
603	*	Affymetrix, Inc	19,736
478	*	Answerthink, Inc	2,739
300	*	Antigenics, Inc	2,568
758	*	Applera Corp (Celera Genomics Group)	8,725
556	*	Ariad Pharmaceuticals, Inc	4,164
545	*	Axonyx, Inc	2,856
1,700	*	BearingPoint, Inc	15,079
847	*	Celgene Corp	48,499
854	*	Century Business Services, Inc	3,723
67	*	Charles River Associates, Inc	2,074
226	*	Ciphergen Biosystems, Inc	1,654
120	*	Cornell Cos, Inc	1,632
392		Corporate Executive Board Co	22,654
407	*	Corrections Corp Of America	16,072
667	*	Covance, Inc	25,733
360	*	CuraGen Corp	2,164
300	*	CV Therapeutics, Inc	5,028
328	*	Decode Genetics, Inc	2,788
571	*	Digitas, Inc	6,298
188	*	Diversa Corp	1,904
278	*	Dyax Corp	3,267
423	*	eResearch Technology, Inc	11,844
100	*	Exact Sciences Corp	615
753	*	Exelixis, Inc	7,598
435	*	Exult, Inc	2,340
100	*	First Consulting Group, Inc	552
841		Fluor Corp	40,090
100	*	Forrester Research, Inc	1,865
452	*	FTI Consulting, Inc	7,458
739	*	Gartner, Inc (Class A)	9,770
91	*	Gartner, Inc (Class B)	1,173
327	*	Gene Logic, Inc	1,324
100	*	Genencor International, Inc	1,637

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
594	*	Gen-Probe, Inc	28,108
4,608		Halliburton Co	139,438
323	*	Hewitt Associates, Inc	8,883
755	*	Incyte Corp	5,768
598	*	Jacobs Engineering Group, Inc	23,549
230	*	Keryx Biopharmaceuticals, Inc	2,912
100	*	Kosan Biosciences, Inc	790
84		Landauer, Inc	3,751
139	*	LECG Corp	2,406
673	*	Lexicon Genetics, Inc	5,276
302	*	Lifecell Corp	3,410
182	*	Luminex Corp	1,831
301	*	Maxim Pharmaceuticals, Inc	2,905
141	*	MAXIMUS, Inc	5,000
317	*	Maxygen, Inc	3,351
2,798		Monsanto Co	107,723
1,300		Moody’s Corp	84,058
60	*	MTC Technologies, Inc	1,549
284	*	Myriad Genetics, Inc	4,237
440	*	Navigant Consulting, Inc	9,434
95	*	Neopharm, Inc	986
645	*	Oscient Pharmaceuticals Corp	3,296
270	*	Parexel International Corp	5,346
3,513		Paychex, Inc	119,020
300	*	Per-Se Technologies, Inc	4,362
600	*	Pharmaceutical Product Development, Inc	19,062
935	*	Pharmos Corp	3,843
300	*	PRG-Schultz International, Inc	1,641
834		Quest Diagnostics, Inc	70,848
245	*	Regeneration Technologies, Inc	2,629
360	*	Regeneron Pharmaceuticals, Inc	3,791
288	*	Repligen Corp	708
100	*	Research Frontiers, Inc	714
207	*	Resources Connection, Inc	8,096
100	*	Seattle Genetics, Inc	703
3,376		Servicemaster Co	41,592
82	*	SFBC International, Inc	2,569
160	*	Sourcecorp	4,403
299	*	Symyx Technologies, Inc	7,212
100	*	Tejon Ranch Co	3,480
510	*	Telik, Inc	12,174
677	*	Tetra Tech, Inc	11,049
277	*	Transkaryotic Therapies, Inc	4,144
124	*	TRC Cos, Inc	2,068
148	*	Trimeris, Inc	2,136
567	*	Tularik, Inc	14,062
674	*	U.S. Oncology, Inc	9,921
300	*	URS Corp	8,220
196	*	Ventiv Health, Inc	3,034
263	*	Washington Group International, Inc	9,439
392		Watson Wyatt & Co Holdings	10,447

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,130,475

FABRICATED METAL PRODUCTS - 0.70%
437	*	Alliant Techsystems, Inc	27,680
622		Ball Corp	44,815

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
100		CIRCOR International, Inc	2,039
593		Crane Co	18,614
1,891	*	Crown Holdings, Inc	18,853
2,492		Danaher Corp	129,210
65	*	Drew Industries, Inc	2,646
1,537		Fortune Brands, Inc	115,936
220	*	Griffon Corp	4,902
100		Gulf Island Fabrication, Inc	2,163
468		Harsco Corp	21,996
2,802		Illinois Tool Works, Inc	268,684
173	*	Intermagnetics General Corp	5,887
792	*	Jacuzzi Brands, Inc	6,384
4,700		Masco Corp	146,546
93	*	Material Sciences Corp	990
100	*	Mobile Mini, Inc	2,841
200	*	NCI Building Systems, Inc	6,510
382	*	Raytech Corp	634
672	*	Shaw Group, Inc	6,807
100		Silgan Holdings, Inc	4,031
200		Simpson Manufacturing Co, Inc	11,224
657		Snap-On, Inc	22,042
729		Stanley Works	33,228
200		Sturm Ruger & Co, Inc	2,422
256	*	Taser International, Inc	11,092
700	*	Tower Automotive, Inc	2,548
154		Valmont Industries, Inc	3,527
255		Watts Water Technologies, Inc (Class A)	6,872

		TOTAL FABRICATED METAL PRODUCTS	931,123

FOOD AND KINDRED PRODUCTS - 3.29%
200		American Italian Pasta Co (Class A)	6,096
8,575		Anheuser-Busch Cos, Inc	463,050
6,113		Archer Daniels Midland Co	102,576
100	*	Boston Beer Co, Inc (Class A)	2,014
2,363		Campbell Soup Co	63,517
22,452		Coca-Cola Co	1,133,377
2,462		Coca-Cola Enterprises, Inc	71,373
5,654		Conagra Foods, Inc	153,110
875	*	Constellation Brands, Inc (Class A)	32,489
319		Coors (Adolph) Co (Class B)	23,076
359		Corn Products International, Inc	16,711
588	*	Darling International, Inc	2,470
1,743	*	Dean Foods Co	65,031
2,062	*	Del Monte Foods Co	20,950
490		Flowers Foods, Inc	12,814
3,110		General Mills, Inc	147,818
3,801		H.J. Heinz Co	148,999
1,169	*	Hercules, Inc	14,250
1,868		Hershey Foods Corp	86,432
758		Hormel Foods Corp	23,574
400	*	Interstate Bakeries Corp	4,340
156	*	J & J Snack Foods Corp	6,369
572		J.M. Smucker Co	26,261
2,603		Kellogg Co	108,936
2,878		Kraft Foods, Inc (Class A)	91,175
317		Lancaster Colony Corp	13,200

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
200		Lance, Inc	3,080
107	*	M&F Worldwide Corp	1,466
1,400		McCormick & Co, Inc (Non-Vote)	47,600
79	*	Peets Coffee & Tea, Inc	1,974
1,664		Pepsi Bottling Group, Inc	50,819
735		PepsiAmericas Inc	15,611
18,173		PepsiCo, Inc	979,161
208		Pilgrim’s Pride Corp	6,020
275	*	Ralcorp Holdings, Inc	9,680
55		Riviana Foods, Inc	1,439
86	*	Robert Mondavi Corp (Class A)	3,184
110		Sanderson Farms, Inc	5,898
8,347		Sara Lee Corp	191,898
400		Sensient Technologies Corp	8,592
859	*	Smithfield Foods, Inc	25,255
224		Tootsie Roll Industries, Inc	7,280
300		Topps Co, Inc	2,910
2,419		Tyson Foods, Inc (Class A)	50,678
1,659		Wrigley (Wm.) Jr Co	104,600

		TOTAL FOOD AND KINDRED PRODUCTS	4,357,153

FOOD STORES - 0.49%
240	*	7-Eleven, Inc	4,284
3,861		Albertson’s, Inc	102,471
15		Arden Group, Inc (Class A)	1,344
174	*	Great Atlantic & Pacific Tea Co, Inc	1,333
100		Ingles Markets, Inc (Class A)	1,117
7,913	*	Kroger Co	144,017
276	*	Panera Bread Co (Class A)	9,903
200	*	Pantry, Inc	4,360
325	*	Pathmark Stores, Inc	2,477
300		Ruddick Corp	6,735
4,746	*	Safeway, Inc	120,264
4,186	*	Starbucks Corp	182,007
100		Weis Markets, Inc	3,505
643		Whole Foods Market, Inc	61,374
261	*	Wild Oats Markets, Inc	3,672
595	*	Winn-Dixie Stores, Inc	4,284

		TOTAL FOOD STORES	653,147

FORESTRY - 0.12%
2,426		Weyerhaeuser Co	153,129

		TOTAL FORESTRY	153,129

FURNITURE AND FIXTURES - 0.32%
100		Bassett Furniture Industries, Inc	2,176
291		Ethan Allen Interiors, Inc	10,450
661		Furniture Brands International, Inc	16,558
800		Herman Miller, Inc	23,152
585		Hillenbrand Industries, Inc	35,363
641		HNI Corp	27,134
64		Hooker Furniture Corp	1,291
400	*	Interface, Inc (Class A)	3,492
1,997		Johnson Controls, Inc	106,600
300		Kimball International, Inc (Class B)	4,425
500		La-Z-Boy, Inc	8,990

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
711		Lear Corp	41,942
1,992		Leggett & Platt, Inc	53,206
2,907		Newell Rubbermaid, Inc	68,315
387	*	Select Comfort Corp	10,991
47		Stanley Furniture Co, Inc	1,979
525		Steelcase, Inc (Class A)	7,350
200	*	Tempur-Pedic International, Inc	2,802

		TOTAL FURNITURE AND FIXTURES	426,216

FURNITURE AND HOMEFURN	ISHINGS	STORES - 0.34%
3,195	*	Bed Bath & Beyond, Inc	122,848
2,802		Best Buy Co, Inc	142,173
2,068		Circuit City Stores, Inc (Circuit City Group)	26,781
227	*	Cost Plus, Inc	7,366
140	*	Electronics Boutique Holdings Corp	3,688
166	*	Gamestop Corp (Class A)	2,527
259	*	Guitar Center, Inc	11,518
166		Haverty Furniture Cos, Inc	2,902
113	*	Kirkland’s, Inc	1,348
600	*	Linens ‘n Things, Inc	17,586
1,100		Pier 1 Imports, Inc	19,459
1,755		RadioShack Corp	50,246
164	*	Restoration Hardware, Inc	1,199
77	*	Rex Stores Corp	943
304	*	The Bombay Co, Inc	1,864
200	*	Trans World Entertainment Corp	2,004
200	*	Tweeter Home Entertainment Group, Inc	1,080
101	*	Ultimate Electronics, Inc	499
992	*	Williams-Sonoma, Inc	32,696

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	448,727

GENERAL BUILDING CONTRACTORS - 0.34%
159		Beazer Homes U.S.A., Inc	15,949
159		Brookfield Homes Corp	4,164
1,272		Centex Corp	58,194
2,431		D.R. Horton, Inc	69,040
39	*	Dominion Homes, Inc	901
398	*	Hovnanian Enterprises, Inc (Class A)	13,815
364		KB Home	24,981
1,332		Lennar Corp (Class A)	59,567
96		Lennar Corp (Class B)	3,977
75	*	Levitt Corp (Class A)	1,932
111		M/I Homes, Inc	4,507
315		MDC Holdings, Inc	20,037
132	*	Meritage Corp	9,082
57	*	NVR, Inc	27,599
100	*	Palm Harbor Homes, Inc	1,773
173	*	Perini Corp	1,846
1,120		Pulte Homes, Inc	58,274
300		Ryland Group, Inc	23,460
335		Standard-Pacific Corp	16,516
509	*	Toll Brothers, Inc	21,541
264		Walter Industries, Inc	3,596
302	*	WCI Communities, Inc	6,738
45	*	William Lyon Homes, Inc	4,147

		TOTAL GENERAL BUILDING CONTRACTORS	451,636

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE

GENERAL MERCHANDISE STORES - 2.17%
521	*	99 Cents Only Stores	7,945
1,248	*	Big Lots, Inc	18,046
797	*	BJ’s Wholesale Club, Inc	19,925
172	*	Brookstone, Inc	3,449
455		Casey’s General Stores, Inc	8,327
4,849		Costco Wholesale Corp	199,148
633		Dillard’s, Inc (Class A)	14,116
3,001		Dollar General Corp	58,700
1,345	*	Dollar Tree Stores, Inc	36,893
1,570		Family Dollar Stores, Inc	47,759
1,947		Federated Department Stores, Inc	95,598
480		Fred’s, Inc	10,603
2,624		J.C. Penney Co, Inc	99,082
483	*	Kmart Holding Corp	34,679
3,161	*	Kohl’s Corp	133,647
3,038		May Department Stores Co	83,515
457		Neiman Marcus Group, Inc (Class A)	25,432
1,433		Saks, Inc	21,495
2,296		Sears Roebuck & Co	86,697
288	*	ShopKo Stores, Inc	4,072
200	*	Stein Mart, Inc	3,252
9,787		Target Corp	415,654
228	*	Tuesday Morning Corp	6,612
27,292		Wal-Mart Stores, Inc	1,439,926

		TOTAL GENERAL MERCHANDISE STORES	2,874,572

HEALTH SERVICES - 0.84%
606	*	Accredo Health, Inc	23,604
116	*	Amedisys, Inc	3,833
75	*	America Service Group, Inc	2,606
276	*	American Healthways, Inc	7,347
282	*	Amsurg Corp	7,087
575	*	Apria Healthcare Group, Inc	16,503
900	*	Beverly Enterprises, Inc	7,740
4,889	*	Caremark Rx, Inc	161,044
132	*	Chronimed, Inc	1,076
434	*	Community Health Systems, Inc	11,618
60	*	Corvel Corp	1,701
915	*	Coventry Health Care, Inc	44,744
296	*	Cross Country Healthcare, Inc	5,372
151	*	CryoLife, Inc	796
94	*	Curative Health Services, Inc	814
1,056	*	DaVita, Inc	32,556
200	*	Dynacq Healthcare, Inc	1,180
231	*	Enzo Biochem, Inc	3,465
682	*	Express Scripts, Inc	54,035
1,109	*	First Health Group Corp	17,311
128	*	Genesis HealthCare Corp	3,717
175	*	Gentiva Health Services, Inc	2,846
4,974		HCA, Inc	206,869
2,700		Health Management Associates, Inc (Class A)	60,534
500		Hooper Holmes, Inc	2,870
65	*	IMPAC Medical Systems, Inc	951
353	*	Inveresk Research Group, Inc	10,887

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
206	*	Kindred Healthcare, Inc	5,428
181	*	LabOne, Inc	5,752
1,511	*	Laboratory Corp Of America Holdings	59,987
109	*	LCA-Vision, Inc	3,175
384	*	LifePoint Hospitals, Inc	14,292
1,018	*	Lincare Holdings, Inc	33,451
286	*	Magellan Health Services, Inc	9,567
1,022		Manor Care, Inc	33,399
200	*	Matria Healthcare, Inc	5,014
210	*	MIM Corp	1,827
100		National Healthcare Corp	2,801
399	*	NeighborCare, Inc	12,501
336	*	Odyssey HealthCare, Inc	6,333
125		Option Care, Inc	1,908
358	*	Orthodontic Centers Of America, Inc	2,932
318	*	Pediatrix Medical Group, Inc	22,212
675	*	Province Healthcare Co	11,576
105	*	Psychiatric Solutions, Inc	2,618
300	*	RehabCare Group, Inc	7,989
690	*	Renal Care Group, Inc	22,860
978		Select Medical Corp	13,125
200	*	Specialty Laboratories, Inc	1,792
164	*	Sunrise Senior Living, Inc	6,419
5,068	*	Tenet Healthcare Corp	67,962
869	*	Triad Hospitals, Inc	32,353
299	*	United Surgical Partners International, Inc	11,802
496		Universal Health Services, Inc (Class B)	22,761
121	*	VistaCare, Inc (Class A)	2,245

		TOTAL HEALTH SERVICES	1,117,187

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
296		Granite Construction, Inc	5,396
200	*	Insituform Technologies, Inc (Class A)	3,254

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	8,650

HOLDING AND OTHER INVESTMENT OFFICES - 2.28%
300	*	4Kids Entertainment, Inc	7,176
200		Acadia Realty Trust	2,748
263		Affordable Residential Communities	4,366
90		Alabama National Bancorp	4,992
28	*	Alexander’s, Inc	4,697
200		Alexandria Real Estate Equities, Inc	11,356
1,450		Allied Capital Corp	35,409
841		AMB Property Corp	29,124
200		Amcore Financial, Inc	6,032
1,166		American Financial Realty Trust	16,662
369		American Home Mortgage Investment Corp	9,568
54		American Land Lease, Inc	1,018
85		American Mortgage Acceptance Co	1,166
269		AMLI Residential Properties Trust	7,892
1,134		Annaly Mortgage Management, Inc	19,233
503		Anthracite Capital, Inc	6,026
334		Anworth Mortgage Asset Corp	3,968
964		Apartment Investment & Management Co (Class A)	30,009
563	*	Apollo Investment Corp	7,753
2,020		Archstone-Smith Trust	59,247

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
696		Arden Realty, Inc	20,469
100		Associated Estates Realty Corp	805
723		AvalonBay Communities, Inc	40,864
199		Bedford Property Investors	5,819
851		Boston Properties, Inc	42,618
300	*	Boykin Lodging Co	2,295
435		Brandywine Realty Trust	11,828
500		BRE Properties, Inc (Class A)	17,375
518		Brookline Bancorp, Inc	7,599
431		Camden Property Trust	19,740
260		Capital Automotive REIT	7,626
241	*	Capital Lease Funding, Inc	2,506
70		Capitol Bancorp Ltd	1,821
100		Capstead Mortgage Corp	1,345
603		CarrAmerica Realty Corp	18,229
286		CBL & Associates Properties, Inc	15,730
248		Centerpoint Properties Trust	19,034
387		Chelsea Property Group, Inc	25,240
65		Cherokee, Inc	1,631
239		Colonial Properties Trust	9,209
549		Commercial Net Lease Realty, Inc	9,443
138		Community Banks, Inc	4,080
400		Community First Bankshares, Inc	12,876
575		Cornerstone Realty Income Trust, Inc	5,043
306		Corporate Office Properties Trust	7,604
65		Correctional Properties Trust	1,901
426		Cousins Properties, Inc	14,037
649		Crescent Real Estate Equities Co	10,462
1,046		Developers Diversified Realty Corp	36,997
1,471		Duke Realty Corp	46,793
161		Eastgroup Properties, Inc	5,421
300		Entertainment Properties Trust	10,722
427		Equity Inns, Inc	3,967
4,197		Equity Office Properties Trust	114,158
300		Equity One, Inc	5,424
2,935		Equity Residential	87,258
232		Essex Property Trust, Inc	15,857
627		Federal Realty Investment Trust	26,077
408	*	FelCor Lodging Trust, Inc	4,937
100		First Defiance Financial Corp	2,210
125		First Indiana Corp	2,381
500		First Industrial Realty Trust, Inc	18,440
1,125		First Niagara Financial Group, Inc	13,500
100		First Place Financial Corp	1,857
700		Fremont General Corp	12,355
1,402		Friedman Billings Ramsey Group, Inc	27,746
302		Gables Residential Trust	10,262
2,273		General Growth Properties, Inc	67,213
115		German American Bancorp	1,940
81		Gladstone Capital Corp	1,632
210		Glenborough Realty Trust, Inc	3,854
511		Glimcher Realty Trust	11,303
451		Greater Bay Bancorp	13,034
1,404		Health Care Property Investors, Inc	33,752
587		Health Care REIT, Inc	19,078
423		Healthcare Realty Trust, Inc	15,854

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
365		Heritage Property Investment Trust	9,877
368		Highland Hospitality Corp	3,698
700		Highwoods Properties, Inc	16,450
381		Home Properties, Inc	14,851
684		Hospitality Properties Trust	28,933
3,423	*	Host Marriott Corp	42,308
2,100		HRPT Properties Trust	21,021
562		IMPAC Mortgage Holdings, Inc	12,656
846		Independence Community Bank Corp	30,794
208		Innkeepers U.S.A. Trust	2,144
378		Investors Real Estate Trust	3,924
1,126		iStar Financial, Inc	45,040
391		Keystone Property Trust	9,396
254		Kilroy Realty Corp	8,661
1,050		Kimco Realty Corp	47,775
378	*	Koger Equity, Inc	8,739
312		Kramont Realty Trust	4,992
1,997	*	La Quinta Corp	16,775
200		LaSalle Hotel Properties	4,880
576		Lexington Corporate Properties Trust	11,468
900		Liberty Property Trust	36,189
129		LTC Properties, Inc	2,141
388		Luminent Mortgage Capital, Inc	4,656
650		Macerich Co	31,116
688		Mack-Cali Realty Corp	28,469
361		Maguire Properties, Inc	8,942
198		Manufactured Home Communities, Inc	6,572
35		MASSBANK Corp	1,211
924	*	Meristar Hospitality Corp	6,320
808		MFA Mortgage Investments, Inc	7,191
161		Mid-America Apartment Communities, Inc	6,100
542		Mills Corp	25,311
114		Mission West Properties, Inc	1,381
200		National Health Investors, Inc	5,438
54		National Health Realty, Inc	914
800		Nationwide Health Properties, Inc	15,120
1,196		New Plan Excel Realty Trust	27,939
361		Newcastle Investment Corp	10,812
266		Novastar Financial, Inc	10,097
493		Omega Healthcare Investors, Inc	4,950
150		Oriental Financial Group, Inc	4,079
408		Pan Pacific Retail Properties, Inc	20,612
100		Parkway Properties, Inc	4,445
334		Pennsylvania Real Estate Investment Trust	11,440
1,970		Plum Creek Timber Co, Inc	64,183
1,333		Popular, Inc	57,012
500		Post Properties, Inc	14,575
473		Prentiss Properties Trust	15,855
150		Price Legacy Corp	2,769
98		PrivateBancorp, Inc	2,691
1,889		Prologis	62,186
101		Prosperity Bancshares, Inc	2,459
135		PS Business Parks, Inc	5,432
898		Public Storage, Inc	41,317
53		Quaker City Bancorp, Inc	2,912
208		RAIT Investment Trust	5,127

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
113		Ramco-Gershenson Properties	2,738
400		Realty Income Corp	16,692
661		Reckson Associates Realty Corp	18,151
133		Redwood Trust, Inc	7,405
615		Regency Centers Corp	26,384
1,067		Rouse Co	50,683
250		Sandy Spring Bancorp, Inc	8,688
100		Saul Centers, Inc	3,211
479		Senior Housing Properties Trust	8,042
587		Shurgard Storage Centers, Inc (Class A)	21,954
1,662		Simon Property Group, Inc	85,460
105		Sizeler Property Investors	967
411		SL Green Realty Corp	19,235
137		Sovran Self Storage, Inc	5,231
88		Suffolk Bancorp	2,869
248		Summit Properties, Inc	6,359
136		Sun Communities, Inc	5,120
400		Susquehanna Bancshares, Inc	10,064
145		Tanger Factory Outlet Centers, Inc	5,670
700		Taubman Centers, Inc	16,023
831		Thornburg Mortgage, Inc	22,395
163		Tompkins Trustco, Inc	7,785
151		Town & Country Trust	3,811
827		Trizec Properties, Inc	13,447
180		U.S. Restaurant Properties, Inc	2,734
1,487		United Dominion Realty Trust, Inc	29,413
58		United Mobile Homes, Inc	763
100		Universal Health Realty Income Trust	2,870
213		Urstadt Biddle Properties, Inc (Class A)	3,155
900		Ventas, Inc	21,015
997		Vornado Realty Trust	56,939
9,292		Washington Mutual, Inc	359,043
444		Washington Real Estate Investment Trust	13,045
321		Waypoint Financial Corp	8,865
930		Weingarten Realty Investors	29,090
51		Westfield Financial, Inc	1,037
100		Winston Hotels, Inc	1,035

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,019,426

HOTELS AND OTHER LODGING PLACES - 0.31%
113		Ameristar Casinos, Inc	3,795
300	*	Boca Resorts, Inc (Class A)	5,946
300		Boyd Gaming Corp	7,971
215		Choice Hotels International, Inc	10,784
4,004		Hilton Hotels Corp	74,715
717		Mandalay Resort Group	49,215
200		Marcus Corp	3,450
2,038		Marriott International, Inc (Class A)	101,655
658	*	MGM Mirage	30,887
200	*	Pinnacle Entertainment, Inc	2,522
400	*	Prime Hospitality Corp	4,248
2,171		Starwood Hotels & Resorts Worldwide, Inc	97,369
78	*	Vail Resorts, Inc	1,494
352	*	Wynn Resorts Ltd	13,598

		TOTAL HOTELS AND OTHER LODGING PLACES	407,649

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.11%
8,328		3M Co	749,603
86	*	Aaon, Inc	1,736
222	*	Actuant Corp	8,656
900	*	Adaptec, Inc	7,614
652	*	Advanced Digital Information Corp	6,324
1,149	*	AGCO Corp	23,405
209		Albany International Corp (Class A)	7,014
2,011	*	American Standard Cos, Inc	81,063
4,001	*	Apple Computer, Inc	130,193
17,793	*	Applied Materials, Inc	349,099
100	*	Astec Industries, Inc	1,883
70	*	ASV, Inc	2,192
300	*	Asyst Technologies, Inc	3,102
307	*	Authentidate Holding Corp	3,356
484	*	Avocent Corp	17,782
900	*	Axcelis Technologies, Inc	11,196
3,474		Baker Hughes, Inc	130,796
41		BHA Group Holdings, Inc	1,552
839		Black & Decker Corp	52,127
243		Black Box Corp	11,484
239		Briggs & Stratton Corp	21,116
388	*	Brooks Automation, Inc	7,818
86		Cascade Corp	2,688
3,664		Caterpillar, Inc	291,068
600	*	Cirrus Logic, Inc	3,606
71,946	*	Cisco Systems, Inc	1,705,120
300	*	Computer Network Technology Corp	1,797
546	*	Cooper Cameron Corp	26,590
688	*	Cray, Inc	4,555
418		Cummins, Inc	26,125
200	*	Cuno, Inc	10,670
400	*	Cymer, Inc	14,976
2,628		Deere & Co	184,328
26,880	*	Dell, Inc	962,842
772		Diebold, Inc	40,816
818		Donaldson Co, Inc	23,967
281	*	Dot Hill Systems Corp	3,150
2,129		Dover Corp	89,631
59	*	Dril-Quip, Inc	1,103
1,580		Eaton Corp	102,289
500	*	Electronics For Imaging, Inc	14,130
25,399	*	EMC Corp	289,549
1,000	*	Emulex Corp	14,310
237		Engineered Support Systems, Inc	13,867
215	*	EnPro Industries, Inc	4,941
200	*	Esterline Technologies Corp	5,906
313	*	FalconStor Software, Inc	2,416
121	*	Fargo Electronics, Inc	1,344
500	*	Flowserve Corp	12,470
715	*	FMC Technologies, Inc	20,592
600	*	FSI International, Inc	4,686
169	*	Gardner Denver, Inc	4,715
2,668	*	Gateway, Inc	12,006
100	*	General Binding Corp	1,549
258	*	Global Power Equipment Group, Inc	2,069

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
100		Gorman-Rupp Co	2,717
771		Graco, Inc	23,940
1,227	*	Grant Prideco, Inc	22,650
32,507		Hewlett-Packard Co	685,898
96	*	Hydril	3,024
310	*	Hypercom Corp	2,620
533		IDEX Corp	18,309
300	*	InFocus Corp	2,550
112	*	Interland, Inc	315
17,905		International Business Machines Corp	1,578,326
3,710		International Game Technology	143,206
420		Iomega Corp	2,344
1,008		ITT Industries, Inc	83,664
400		JLG Industries, Inc	5,556
494		Joy Global, Inc	14,790
85	*	Kadant, Inc	1,966
300		Kaydon Corp	9,279
358		Kennametal, Inc	16,396
248	*	Komag, Inc	3,465
400	*	Kulicke & Soffa Industries, Inc	4,384
1,400	*	Lam Research Corp	37,520
400		Lennox International, Inc	7,240
1,368	*	Lexmark International, Inc	132,053
300		Lincoln Electric Holdings, Inc	10,227
100		Lindsay Manufacturing Co	2,402
100		Lufkin Industries, Inc	3,198
278		Manitowoc Co, Inc	9,410
2,441	*	Maxtor Corp	16,184
200	*	Micros Systems, Inc	9,594
47		Middleby Corp	2,567
164	*	Milacron, Inc	656
300		Modine Manufacturing Co	9,555
65		Nacco Industries, Inc (Class A)	6,175
870	*	National-Oilwell, Inc	27,396
400	*	Netgear, Inc	4,296
3,260	*	Network Appliance, Inc	70,188
282		Nordson Corp	12,230
267	*	Oil States International, Inc	4,085
300	*	Omnicell, Inc	4,383
69	*	Overland Storage, Inc	917
1,443		Pall Corp	37,792
444	*	PalmOne, Inc	15,438
1,248		Parker Hannifin Corp	74,206
300	*	Paxar Corp	5,856
1,026		Pentair, Inc	34,515
2,519		Pitney Bowes, Inc	111,466
147	*	Planar Systems, Inc	1,968
300	*	Presstek, Inc	3,153
200	*	ProQuest Co	5,450
1,916	*	Quantum Corp	5,940
78		Robbins & Myers, Inc	1,751
1,717	*	Sandisk Corp	37,242
200		Sauer-Danfoss, Inc	3,414
100		Schawk, Inc	1,397
519	*	Scientific Games Corp (Class A)	9,934
100	*	Semitool, Inc	1,132

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
168	*	Sigma Designs, Inc	1,341
2,775	*	Silicon Graphics, Inc	6,105
1,110	*	Smith International, Inc	61,894
8,917	*	Solectron Corp	57,693
837		SPX Corp	38,870
100		Standex International Corp	2,720
400		Stewart & Stevenson Services, Inc	7,168
1,174	*	Storage Technology Corp	34,046
2,550		Symbol Technologies, Inc	37,587
139		Tecumseh Products Co (Class A)	5,725
100		Tennant Co	4,145
458	*	Terex Corp	15,632
100		Thomas Industries, Inc	3,320
648		Timken Co	17,166
257		Toro Co	18,008
91	*	Transact Technologies, Inc	2,877
200	*	Ultratech, Inc	3,256
400	*	UNOVA, Inc	8,100
262	*	Veeco Instruments, Inc	6,762
2,500	*	Western Digital Corp	21,650
167		Woodward Governor Co	12,042
8,420	*	Xerox Corp	122,090
1,062	*	Xybernaut Corp	1,774
439		York International Corp	18,030
400	*	Zebra Technologies Corp (Class A)	34,800

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,418,112

INSTRUMENTS AND RELATED PRODUCTS - 3.10%
186	*	Abaxis, Inc	3,530
255	*	Aclara BioSciences, Inc	1,148
274	*	Advanced Medical Optics, Inc	11,664
191	*	Advanced Neuromodulation Systems, Inc	6,265
5,177	*	Agilent Technologies, Inc	151,583
400	*	Aksys Ltd	2,332
700	*	Align Technology, Inc	13,300
290	*	American Medical Systems Holdings, Inc	9,773
100		Analogic Corp	4,243
2,207		Applera Corp (Applied Biosystems Group)	48,002
172		Arrow International, Inc	5,146
200	*	Arthrocare Corp	5,816
200	*	Aspect Medical Systems, Inc	3,694
1,132		Bard (C.R.), Inc	64,128
542		Bausch & Lomb, Inc	35,268
6,477		Baxter International, Inc	223,521
655		Beckman Coulter, Inc	39,955
2,694		Becton Dickinson & Co	139,549
80		BEI Technologies, Inc	2,265
198	*	Biolase Technology, Inc	2,665
2,766		Biomet, Inc	122,921
208	*	Bio-Rad Laboratories, Inc (Class A)	12,243
6,962	*	Boston Scientific Corp	297,974
104	*	Bruker BioSciences Corp	506
162	*	Candela Corp	1,588
61	*	Cantel Medical Corp	1,315
504	*	Cardiac Science, Inc	1,235
300	*	Cardiodynamics International Corp	1,515

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
609	*	Cepheid, Inc	7,028
177	*	Cerus Corp	425
107	*	Cholestech Corp	872
100	*	Closure Medical Corp	2,511
459		Cognex Corp	17,662
265	*	Coherent, Inc	7,910
200		Cohu, Inc	3,808
100	*	Cole National Corp	2,335
200	*	Conceptus, Inc	2,250
200	*	Concord Camera Corp	660
450	*	Conmed Corp	12,330
353		Cooper Cos, Inc	22,299
1,023	*	Credence Systems Corp	14,117
331	*	CTI Molecular Imaging, Inc	4,694
200	*	Cyberonics, Inc	6,672
1,300	*	Cytyc Corp	32,981
100		Datascope Corp	3,969
841		Dentsply International, Inc	43,816
184	*	Dionex Corp	10,151
190	*	DJ Orthopedics, Inc	4,370
263	*	DRS Technologies, Inc	8,390
2,934		Eastman Kodak Co	79,159
137		EDO Corp	3,304
748	*	Edwards Lifesciences Corp	26,068
400	*	Endocardial Solutions, Inc	4,140
100	*	ESCO Technologies, Inc	5,336
62	*	Exactech, Inc	1,345
81	*	Excel Technology, Inc	2,693
112	*	Faro Technologies, Inc	2,875
177	*	FEI Co	4,232
659	*	Fisher Scientific International, Inc	38,057
384	*	Flir Systems, Inc	21,082
295	*	Formfactor, Inc	6,623
469	*	Fossil, Inc	12,780
3,315		Guidant Corp	185,242
151	*	Haemonetics Corp	4,477
177	*	Hanger Orthopedic Group, Inc	2,074
109	*	Herley Industries, Inc	2,130
177	*	Hologic, Inc	4,115
111	*	ICU Medical, Inc	3,722
193	*	I-Flow Corp	2,289
100		II-VI, Inc	3,066
350	*	Inamed Corp	21,998
400	*	Input/Output, Inc	3,316
159	*	Integra LifeSciences Holding	5,608
356	*	Intuitive Surgical, Inc	6,764
316		Invacare Corp	14,132
181	*	Invision Technologies, Inc	9,032
200	*	Ionics, Inc	5,650
304	*	Itron, Inc	6,974
213	*	Ixia	2,096
100		Keithley Instruments, Inc	2,215
66	*	Kensey Nash Corp	2,277
2,062	*	KLA-Tencor Corp	101,822
102	*	KVH Industries, Inc	1,298
189	*	Kyphon, Inc	5,326

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
137	*	Laserscope	3,774
561	*	Lexar Media, Inc	3,747
522	*	LTX Corp	5,643
114	*	Measurement Specialties, Inc	2,462
82	*	Medical Action Industries, Inc	1,509
12,915		Medtronic, Inc	629,219
465		Mentor Corp	15,945
187	*	Merit Medical Systems, Inc	2,979
471	*	Mettler-Toledo International, Inc	23,145
500	*	Millipore Corp	28,185
300		Mine Safety Appliances Co	10,110
429	*	MKS Instruments, Inc	9,790
100	*	Molecular Devices Corp	1,778
200		Movado Group, Inc	3,450
221		MTS Systems Corp	5,182
407	*	Newport Corp	6,581
172	*	Novoste Corp	471
200		Oakley, Inc	2,588
155	*	Ocular Sciences, Inc	5,890
485	*	Orbital Sciences Corp	6,698
293	*	Orthologic Corp	2,540
161	*	Osteotech, Inc	1,045
1,291		PerkinElmer, Inc	25,872
200	*	Photon Dynamics, Inc	7,014
500	*	Pinnacle Systems, Inc	3,575
164	*	Possis Medical, Inc	5,601
4,435		Raytheon Co	158,640
414	*	Resmed, Inc	21,097
382	*	Respironics, Inc	22,443
1,939		Rockwell Automation, Inc	72,732
122	*	Rofin-Sinar Technologies, Inc	3,098
367		Roper Industries, Inc	20,882
100	*	Rudolph Technologies, Inc	1,819
340	*	Sola International, Inc	5,858
126	*	Sonic Solutions, Inc	2,678
150	*	SonoSite, Inc	3,587
1,920	*	St. Jude Medical, Inc	145,248
180	*	Staar Surgical Co	1,404
258	*	Star Scientific, Inc	1,022
800	*	Steris Corp	18,048
3,018		Stryker Corp	165,990
400	*	Sybron Dental Specialties, Inc	11,940
89	*	Synovis Life Technologies, Inc	957
500	*	Techne Corp	21,725
974		Tektronix, Inc	33,135
358		Teleflex, Inc	17,954
2,014	*	Teradyne, Inc	45,718
300	*	Theragenics Corp	1,386
1,797	*	Thermo Electron Corp	55,240
483	*	Thoratec Corp	5,183
499	*	Trimble Navigation Ltd	13,867
200	*	TriPath Imaging, Inc	1,882
100		United Industrial Corp	2,335
742	*	Varian Medical Systems, Inc	58,878
283	*	Varian, Inc	11,928
100	*	Ventana Medical Systems, Inc	4,753

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
404	*	Viasys Healthcare, Inc	8,448
600	*	Visx, Inc	16,032
94	*	Vital Images, Inc	1,166
61		Vital Signs, Inc	1,771
302	*	Vivus, Inc	1,099
1,300	*	Waters Corp	62,114
282	*	Wright Medical Group, Inc	10,039
300		X-Rite, Inc	4,362
43		Young Innovations, Inc	1,092
2,567	*	Zimmer Holdings, Inc	226,409
100	*	Zoll Medical Corp	3,508
100	*	Zygo Corp	1,119

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,109,090

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
3,304		AON Corp	94,065
544		Brown & Brown, Inc	23,446
200	*	Clark, Inc	3,710
245		Crawford & Co (Class B)	1,208
1,000		Gallagher (Arthur J.) & Co	30,450
300		Hilb, Rogal & Hamilton Co	10,704
5,636		Marsh & McLennan Cos, Inc	255,762
2,845	*	Medco Health Solutions, Inc	106,688
318		National Financial Partners Corp	11,216
600	*	USI Holdings Corp	9,480

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	546,729

INSURANCE CARRIERS - 4.88%
300		21st Century Insurance Group	3,882
1,605		Aetna, Inc	136,425
5,441		Aflac, Inc	222,047
321		Alfa Corp	4,494
42	*	Alleghany Corp	12,054
600	*	Allmerica Financial Corp	20,280
7,499		Allstate Corp	349,078
1,134		Ambac Financial Group, Inc	83,281
395		American Financial Group, Inc	12,075
24,462		American International Group, Inc	1,743,651
120	*	American Medical Security Group, Inc	3,270
100		American National Insurance Co	9,233
87	*	American Physicians Capital, Inc	2,014
217	*	AMERIGROUP Corp	10,676
418		AmerUs Group Co	17,305
1,501	*	Anthem, Inc	134,430
200	*	Argonaut Group, Inc	3,686
850		Assurant, Inc	22,423
125		Baldwin & Lyons, Inc (Class B)	3,355
758		Berkley (W.R.) Corp	32,556
161		Bristol West Holdings, Inc	2,929
154	*	Centene Corp	5,937
1,998		Chubb Corp	136,224
1,484		Cigna Corp	102,114
1,530		Cincinnati Financial Corp	66,586
246	*	Citizens, Inc	2,018
303	*	CNA Financial Corp	8,966
100	*	CNA Surety Corp	1,095

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
225		Commerce Group, Inc	11,108
1,465	*	Conseco, Inc	29,154
487	*	Danielson Holdings Corp	3,365
263		Delphi Financial Group, Inc (Class A)	11,704
168		Direct General Corp	5,420
32	*	Enstar Group, Inc	1,705
254		Erie Indemnity Co (Class A)	11,882
79		FBL Financial Group, Inc (Class A)	2,233
1,619		Fidelity National Financial, Inc	60,483
72	*	Financial Industries Corp	668
800		First American Corp	20,712
1,541	*	Genworth Financial, Inc	35,366
68		Great American Financial Resources, Inc	1,081
316		Harleysville Group, Inc	5,957
3,086		Hartford Financial Services Group, Inc	212,132
772		HCC Insurance Holdings, Inc	25,793
1,325	*	Health Net, Inc	35,113
100	*	HealthExtras, Inc	1,657
347		Horace Mann Educators Corp	6,066
1,800	*	Humana, Inc	30,420
205		Infinity Property & Casualty Corp	6,765
1,481		Jefferson-Pilot Corp	75,235
77		Kansas City Life Insurance Co	3,241
200		Landamerica Financial Group, Inc	7,786
581		Leucadia National Corp	28,876
1,900		Lincoln National Corp	89,775
1,558		Loews Corp	93,418
87	*	Markel Corp	24,143
1,558		MBIA, Inc	88,993
237		Mercury General Corp	11,767
4,239		MetLife, Inc	151,968
1,050		MGIC Investment Corp	79,653
70		Midland Co	2,076
110	*	Molina Healthcare, Inc	4,200
518		MONY Group, Inc	16,213
19	*	National Western Life Insurance Co (Class A)	2,917
556		Nationwide Financial Services, Inc (Class A)	20,911
37	*	Navigators Group, Inc	1,069
154		Odyssey Re Holdings Corp	3,696
652	*	Ohio Casualty Corp	13,125
1,950		Old Republic International Corp	46,254
900		Oxford Health Plans, Inc	49,536
900	*	Pacificare Health Systems, Inc	34,794
203	*	Philadelphia Consolidated Holding Corp	12,194
922		Phoenix Cos, Inc	11,295
61	*	Pico Holdings, Inc	1,166
400	*	PMA Capital Corp (Class A)	3,600
1,047		PMI Group, Inc	45,565
200		Presidential Life Corp	3,604
3,356		Principal Financial Group	116,722
278	*	ProAssurance Corp	9,483
2,302		Progressive Corp	196,361
737		Protective Life Corp	28,500
5,642		Prudential Financial, Inc	262,184
1,027		Radian Group, Inc	49,193
250		Reinsurance Group Of America, Inc	10,163

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
200		RLI Corp	7,300
1,451		Safeco Corp	63,844
328		Selective Insurance Group, Inc	13,081
245	*	Sierra Health Services, Inc	10,952
7,061		St. Paul Travelers Cos, Inc	286,253
333		Stancorp Financial Group, Inc	22,311
100		State Auto Financial Corp	3,072
200		Stewart Information Services Corp	6,754
1,208		Torchmark Corp	64,990
250		Transatlantic Holdings, Inc	20,248
73	*	Triad Guaranty, Inc	4,249
354	*	UICI	8,429
67		United Fire & Casualty Co	3,869
6,526		UnitedHealth Group, Inc	406,244
500		Unitrin, Inc	21,300
215	*	Universal American Financial Corp	2,361
3,000		UnumProvident Corp	47,700
288	*	WellChoice, Inc	11,923
1,643	*	Wellpoint Health Networks, Inc	184,032
10		Wesco Financial Corp	3,620
100		Zenith National Insurance Corp	4,860

		TOTAL INSURANCE CARRIERS	6,467,936

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
100	*	Geo Group, Inc	2,040

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,040

LEATHER AND LEATHER PRODUCTS - 0.10%
162		Brown Shoe Co, Inc	6,631
2,001	*	Coach, Inc	90,425
400		K-Swiss, Inc (Class A)	8,084
126	*	Maxwell Shoe Co, Inc (Class A)	2,928
100	*	Steven Madden Ltd	1,997
184	*	Timberland Co (Class A)	11,885
30		Weyco Group, Inc	1,029
400		Wolverine World Wide, Inc	10,500

		TOTAL LEATHER AND LEATHER PRODUCTS	133,479

LEGAL SERVICES - 0.00%
165	*	Pre-Paid Legal Services, Inc	3,932

		TOTAL LEGAL SERVICES	3,932

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,104	*	Laidlaw International, Inc	14,308

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	14,308

LUMBER AND WOOD PRODUCTS - 0.11%
40		American Woodmark Corp	2,394
749	*	Champion Enterprises, Inc	6,876
100		Deltic Timber Corp	3,840
2,711		Georgia-Pacific Corp	100,253
100	*	Modtech Holdings, Inc	772
556		Rayonier, Inc	24,714
100		Skyline Corp	4,065
200		Universal Forest Products, Inc	6,450

		TOTAL LUMBER AND WOOD PRODUCTS	149,364

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE

METAL MINING - 0.25%
100	*	Cleveland-Cliffs, Inc	5,639
2,760	*	Coeur D’alene Mines Corp	11,261
1,596		Freeport-McMoRan Copper & Gold, Inc (Class A)	52,907
1,152	*	Hecla Mining Co	6,566
4,244		Newmont Mining Corp	164,497
972		Phelps Dodge Corp	75,340
168		Royal Gold, Inc	2,381
113		Southern Peru Copper Corp	4,670
345	*	Stillwater Mining Co	5,178

		TOTAL METAL MINING	328,439

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
300		Blyth, Inc	10,347
625		Callaway Golf Co	7,088
149	*	Daktronics, Inc	3,718
1,667		Hasbro, Inc	31,673
1,200	*	Identix, Inc	8,964
211	*	Jakks Pacific, Inc	4,387
300	*	K2, Inc	4,710
256	*	Leapfrog Enterprises, Inc	5,092
100	*	Lydall, Inc	977
4,580		Mattel, Inc	83,585
275		Nautilus Group, Inc	5,365
200	*	Oneida Ltd	324
89		Penn Engineering & Manufacturing Corp	1,908
141	*	RC2 Corp	5,006
100		Russ Berrie & Co, Inc	1,943
262	*	Shuffle Master, Inc	9,513
100	*	Steinway Musical Instruments, Inc	3,509
529	*	Yankee Candle Co, Inc	15,473

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	203,582

MISCELLANEOUS RETAIL - 1.45%
198	*	1-800-Flowers.com, Inc (Class A)	1,612
110	*	AC Moore Arts & Crafts, Inc	3,026
247	*	Alloy, Inc	1,519
3,130	*	Amazon.com, Inc	170,272
565	*	Barnes & Noble, Inc	19,199
134	*	Big 5 Sporting Goods Corp	3,509
73		Blair Corp	2,110
900		Borders Group, Inc	21,096
200		Cash America International, Inc	4,600
225	*	Coldwater Creek, Inc	5,956
4,306		CVS Corp	180,938
266	*	Dick’s Sporting Goods, Inc	8,871
333	*	Drugstore.com, Inc	1,162
265	*	Duane Reade, Inc	4,327
5,507	*	eBay, Inc	506,369
178		Friedman’s, Inc (Class A)	564
95	*	Galyans Trading Co, Inc	1,585
200		Hancock Fabrics, Inc	2,550
249	*	Hibbett Sporting Goods, Inc	6,810
318	*	Jill (J.) Group, Inc	7,502
300		Longs Drug Stores Corp	7,161

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
757	*	Marvel Enterprises, Inc	14,777
800		Michaels Stores, Inc	44,000
344		MSC Industrial Direct Co (Class A)	11,297
3,250	*	Office Depot, Inc	58,208
1,073		Omnicare, Inc	45,935
93	*	Overstock.com, Inc	3,634
106	*	Party City Corp	1,324
100	*	PC Connection, Inc	658
438	*	Petco Animal Supplies, Inc	14,108
1,575		Petsmart, Inc	51,109
254	*	Priceline.com, Inc	6,840
5,131	*	Rite Aid Corp	26,784
99	*	Sharper Image Corp	3,108
195	*	Sports Authority, Inc	7,001
192		Stamps.com, Inc	1,956
5,396		Staples, Inc	158,157
1,527		Tiffany & Co	56,270
2,226	*	Toys ‘R’ Us, Inc	35,460
180	*	Valuevision International, Inc (Class A)	2,344
10,989		Walgreen Co	397,912
102	*	Whitehall Jewellers, Inc	763
81		World Fuel Services Corp	3,651
490	*	Zale Corp	13,357

		TOTAL MISCELLANEOUS RETAIL	1,919,391

MOTION PICTURES - 1.29%
300	*	AMC Entertainment, Inc	4,611
336	*	Avid Technology, Inc	18,336
400		Blockbuster, Inc (Class A)	6,072
100		Carmike Cinemas, Inc	3,945
500	*	Hollywood Entertainment Corp	6,680
28,825	*	Liberty Media Corp (Class A)	259,137
708		Metro-Goldwyn-Mayer, Inc	8,567
255		Movie Gallery, Inc	4,985
371	*	NetFlix, Inc	13,337
145	*	Reading International, Inc	1,262
364		Regal Entertainment Group (Class A)	6,588
46,561	*	Time Warner, Inc	818,542
21,808		Walt Disney Co	555,886

		TOTAL MOTION PICTURES	1,707,948

NONDEPOSITORY INSTITUTIONS - 2.28%
102	*	Accredited Home Lenders Holding Co	2,871
200		Advanta Corp (Class A)	4,386
736		American Capital Strategies Ltd	20,623
12,022		American Express Co	617,690
1,675	*	AmeriCredit Corp	32,713
2,549		Capital One Financial Corp	174,301
628	*	CapitalSource, Inc	15,355
555		CharterMac	10,911
2,251		CIT Group, Inc	86,191
100	*	CompuCredit Corp	1,730
2,952		Countrywide Financial Corp	207,378
100	*	Credit Acceptance Corp	1,507
859		Doral Financial Corp	29,636
471	*	E-Loan, Inc	1,272

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
10,322		Fannie Mae	736,578
60		Federal Agricultural Mortgage Corp (Class C)	1,436
183	*	Financial Federal Corp	6,453
125	*	First Cash Financial Services, Inc	2,660
187	*	First Marblehead Corp	7,529
7,341		Freddie Mac	464,685
12,025		MBNA Corp	310,125
185		MCG Capital Corp	2,845
270	*	Metris Cos, Inc	2,346
350		New Century Financial Corp	16,387
3,096	*	Providian Financial Corp	45,418
258	*	Saxon Capital, Inc	5,890
4,667		SLM Corp	188,780
29		Student Loan Corp	3,959
242		Westcorp	10,999
90	*	WFS Financial, Inc	4,456
100	*	World Acceptance Corp	1,833

		TOTAL NONDEPOSITORY INSTITUTIONS	3,018,943

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
200		Amcol International Corp	3,790
160		Compass Minerals International, Inc	3,101
1,058		Vulcan Materials Co	50,308

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	57,199

OIL AND GAS EXTRACTION - 1.64%
2,682		Anadarko Petroleum Corp	157,165
3,392		Apache Corp	147,722
69	*	Atwood Oceanics, Inc	2,881
200		Berry Petroleum Co (Class A)	5,882
1,711	*	BJ Services Co	78,432
4,302		Burlington Resources, Inc	155,646
350		Cabot Oil & Gas Corp (Class A)	14,805
500	*	Cal Dive International, Inc	15,160
201	*	Cheniere Energy, Inc	3,934
2,575		Chesapeake Energy Corp	37,904
514	*	Cimarex Energy Co	15,538
300	*	Comstock Resources, Inc	5,838
581	*	Denbury Resources, Inc	12,172
2,551		Devon Energy Corp	168,366
630		Diamond Offshore Drilling, Inc	15,013
238	*	Encore Acquisition Co	6,640
164	*	Energy Partners Ltd	2,509
1,653		ENSCO International, Inc	48,102
1,267		EOG Resources, Inc	75,653
550	*	Evergreen Resources, Inc	22,220
480	*	Forest Oil Corp	13,114
500	*	FX Energy, Inc	4,455
900	*	Global Industries Ltd	5,148
1,800	*	Grey Wolf, Inc	7,632
817	*	Hanover Compressor Co	9,722
318	*	Harvest Natural Resources, Inc	4,741
586		Helmerich & Payne, Inc	15,324
278	*	Horizon Offshore, Inc	275
153	*	Houston Exploration Co	7,932
358	*	KCS Energy, Inc	4,769

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
1,406		Kerr-McGee Corp	75,601
1,400	*	Key Energy Services, Inc	13,216
705	*	Magnum Hunter Resources, Inc	7,318
43	*	Magnum Hunter Resources, Inc Wts 03/21/05	22
3,637		Marathon Oil Corp	137,624
124	*	McMoRan Exploration Co	1,932
371	*	Meridian Resource Corp	2,575
431	*	Mission Resources Corp	2,457
600	*	Newfield Exploration Co	33,444
1,000	*	Newpark Resources, Inc	6,200
615		Noble Energy, Inc	31,365
4,149		Occidental Petroleum Corp	200,853
200	*	Oceaneering International, Inc	6,850
700	*	Parker Drilling Co	2,674
750		Patina Oil & Gas Corp	22,403
900		Patterson-UTI Energy, Inc	30,069
220		Penn Virginia Corp	7,944
165	*	Petroleum Development Corp	4,524
1,277		Pioneer Natural Resources Co	44,797
819	*	Plains Exploration & Production Co	15,029
706		Pogo Producing Co	34,876
1,382	*	Pride International, Inc	23,646
100	*	Prima Energy Corp	3,957
157	*	Quicksilver Resources, Inc	10,530
757		Range Resources Corp	11,052
219	*	Remington Oil & Gas Corp	5,168
1,179	*	Rowan Cos, Inc	28,685
100		RPC, Inc	1,579
160	*	Seacor Smit, Inc	7,029
500	*	Southwestern Energy Co	14,335
260	*	Spinnaker Exploration Co	10,239
300		St. Mary Land & Exploration Co	10,695
239	*	Stone Energy Corp	10,918
400	*	Superior Energy Services, Inc	4,020
270	*	Swift Energy Co	5,956
237	*	Tetra Technologies, Inc	6,363
645		Tidewater, Inc	19,221
200	*	Transmontaigne, Inc	1,076
401	*	Unit Corp	12,611
2,768		Unocal Corp	105,184
970	*	Varco International, Inc	21,233
300	*	Veritas DGC, Inc	6,945
500		Vintage Petroleum, Inc	8,485
237	*	W-H Energy Services, Inc	4,645
189	*	Whiting Petroleum Corp	4,753
2,674		XTO Energy, Inc	79,658

		TOTAL OIL AND GAS EXTRACTION	2,164,450

PAPER AND ALLIED PRODUCTS - 0.74%
1,090		Bemis Co	30,793
897		Boise Cascade Corp	33,763
591		Bowater, Inc	24,580
200	*	Buckeye Technologies, Inc	2,300
200	*	Caraustar Industries, Inc	2,822
151		Chesapeake Corp	4,029
397		Glatfelter	5,590

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
556	*	Graphic Packaging Corp	4,809
136		Greif, Inc (Class A)	5,746
5,132		International Paper Co	229,400
5,350		Kimberly-Clark Corp	352,458
500	*	Longview Fibre Co	7,365
2,133		MeadWestvaco Corp	62,689
600		Packaging Corp Of America	14,340
1,683	*	Pactiv Corp	41,974
200	*	Playtex Products, Inc	1,564
200		Pope & Talbot, Inc	3,954
300		Potlatch Corp	12,492
390		Rock-Tenn Co (Class A)	6,611
136		Schweitzer-Mauduit International, Inc	4,166
2,686	*	Smurfit-Stone Container Corp	53,586
1,093		Sonoco Products Co	27,872
569		Temple-Inland, Inc	39,403
334		Wausau-Mosinee Paper Corp	5,778

		TOTAL PAPER AND ALLIED PRODUCTS	978,084

PERSONAL SERVICES - 0.18%
367	*	Alderwoods Group, Inc	4,477
79		Angelica Corp	1,984
1,291		Cintas Corp	61,542
200	*	Coinstar, Inc	4,394
66		CPI Corp	972
187		G & K Services, Inc (Class A)	7,516
1,887		H & R Block, Inc	89,972
442		Regis Corp	19,709
3,415	*	Service Corp International	25,169
100		Unifirst Corp	2,909
450	*	Weight Watchers International, Inc	17,613

		TOTAL PERSONAL SERVICES	236,257

PETROLEUM AND COAL PRODUCTS - 3.89%
825		Amerada Hess Corp	65,332
738		Ashland, Inc	38,974
11,391		ChevronTexaco Corp	1,072,007
7,245		ConocoPhillips	552,721
200		ElkCorp	4,788
69,564	d	ExxonMobil Corp	3,089,337
300		Frontier Oil Corp	6,357
274	*	Headwaters, Inc	7,105
100		Holly Corp	3,740
585		Lubrizol Corp	21,423
1,500		Lyondell Chemical Co	26,085
876		Murphy Oil Corp	64,561
465	*	Premcor, Inc	17,438
846		Sunoco, Inc	53,823
747	*	Tesoro Petroleum Corp	20,617
1,407		Valero Energy Corp	103,780
174		WD-40 Co	5,210

		TOTAL PETROLEUM AND COAL PRODUCTS	5,153,298

PRIMARY METAL INDUSTRIES - 0.54%
1,000	*	AK Steel Holding Corp	5,270
9,203		Alcoa, Inc	303,975

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
900		Allegheny Technologies, Inc	16,245
1,708	*	Andrew Corp	34,177
200		Belden, Inc	4,286
100	*	Brush Engineered Materials, Inc	1,890
400	*	Cable Design Technologies Corp	4,240
200		Carpenter Technology Corp	6,810
100	*	Century Aluminum Co	2,479
572	*	CommScope, Inc	12,269
200		Curtiss-Wright Corp	11,238
100	*	Encore Wire Corp	2,757
1,379		Engelhard Corp	44,555
300	*	General Cable Corp	2,565
167		Gibraltar Steel Corp	5,481
181	*	International Steel Group, Inc	5,385
262	*	Lone Star Technologies, Inc	7,221
272		Matthews International Corp (Class A)	8,960
450	*	Maverick Tube Corp	11,817
372		Mueller Industries, Inc	13,318
100		NN, Inc	1,271
200	*	NS Group, Inc	3,288
817		Nucor Corp	62,713
282	*	Oregon Steel Mills, Inc	4,157
651		Precision Castparts Corp	35,603
224		Quanex Corp	10,909
200	*	RTI International Metals, Inc	3,190
200		Ryerson Tull, Inc	3,176
141		Schnitzer Steel Industries, Inc (Class A)	4,788
346	*	Steel Dynamics, Inc	9,906
200		Texas Industries, Inc	8,234
314		Tredegar Corp	5,065
1,205		United States Steel Corp	42,320
600		Worthington Industries, Inc	12,318

		TOTAL PRIMARY METAL INDUSTRIES	711,876

PRINTING AND PUBLISHING - 0.83%
600	*	American Greetings Corp (Class A)	13,908
230		Banta Corp	10,214
1,155		Belo (A.H.) Corp Series A	31,012
300		Bowne & Co, Inc	4,755
300	*	Cenveo, Inc	879
100	*	Consolidated Graphics, Inc	4,405
49		Courier Corp	2,045
52		CSS Industries, Inc	1,822
594		Dow Jones & Co, Inc	26,789
149		Ennis Business Forms, Inc	2,906
2,882		Gannett Co, Inc	244,538
268		Harland (John H.) Co	7,866
700		Harte-Hanks, Inc	17,087
621		Hollinger International, Inc	10,427
112	*	Information Holdings, Inc	3,065
215		Journal Communications, Inc	4,048
446	*	Journal Register Co	8,920
855		Knight Ridder, Inc	61,560
478		Lee Enterprises, Inc	22,949
100	*	Martha Stewart Living Omnimedia, Inc (Class A)	900
169		McClatchy Co (Class A)	11,855

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
2,052		McGraw-Hill Cos, Inc	157,122
232		Media General, Inc (Class A)	14,899
400		Meredith Corp	21,984
1,507		New York Times Co (Class A)	67,378
100	*	Playboy Enterprises, Inc (Class B)	1,161
1,202	*	Primedia, Inc	3,342
83		Pulitzer, Inc	4,059
2,310		R.R. Donnelley & Sons Co	76,276
973		Reader’s Digest Association, Inc (Class A)	15,558
300	*	Scholastic Corp	8,985
309		Scripps (E.W.) Co (Class A)	32,445
235		Standard Register Co	2,797
200		Thomas Nelson, Inc	4,548
2,616		Tribune Co	119,133
554	*	Valassis Communications, Inc	16,880
57		Washington Post Co (Class B)	53,011
400		Wiley (John) & Sons, Inc (Class A)	12,800

		TOTAL PRINTING AND PUBLISHING	1,104,328

RAILROAD TRANSPORTATION - 0.38%
3,924		Burlington Northern Santa Fe Corp	137,615
2,242		CSX Corp	73,470
179		Florida East Coast Industries	6,918
159	*	Genesee & Wyoming, Inc (Class A)	3,768
850	*	Kansas City Southern Industries, Inc	13,175
4,064		Norfolk Southern Corp	107,777
2,735		Union Pacific Corp	162,596

		TOTAL RAILROAD TRANSPORTATION	505,319

REAL ESTATE - 0.08%
39	*	Avatar Holdings, Inc	1,622
1,199		Catellus Development Corp	29,555
59		Consolidated-Tomoka Land Co	2,228
330		Forest City Enterprises, Inc (Class A)	17,490
300	*	Jones Lang LaSalle, Inc	8,130
200		LNR Property Corp	10,850
588		St. Joe Co	23,344
1,142	*	Stewart Enterprises, Inc (Class A)	9,296
71	*	Tarragon Realty Investors, Inc	1,047
325	*	Trammell Crow Co	4,583

		TOTAL REAL ESTATE	108,145

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.22%
101	*	Applied Films Corp	2,931
389		Aptargroup, Inc	16,995
100		Bandag, Inc	4,453
600		Cooper Tire & Rubber Co	13,800
100	*	Deckers Outdoor Corp	2,949
1,909	*	Goodyear Tire & Rubber Co	17,353
226	*	Jarden Corp	8,134
151		Myers Industries, Inc	2,129
1,719		Nike, Inc (Class B)	130,214
61		Quixote Corp	1,223
524		Reebok International Ltd	18,854
353		Schulman (A.), Inc	7,586
891	*	Sealed Air Corp	47,464

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
100	*	Skechers U.S.A., Inc (Class A)	1,300
267		Spartech Corp	6,926
60	*	Trex Co, Inc	2,265
500		Tupperware Corp	9,715
100	*	Vans, Inc	2,055

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	296,346

SECURITY AND COMMODITY BROKERS - 1.92%
850		A.G. Edwards, Inc	28,926
300	*	Affiliated Managers Group, Inc	15,111
2,446	*	Ameritrade Holding Corp	27,762
1,086		Bear Stearns Cos, Inc	91,561
216		Blackrock, Inc	13,787
10,731		Charles Schwab Corp	103,125
351		Chicago Mercantile Exchange	50,674
3,766	*	E*Trade Financial Corp	41,991
794		Eaton Vance Corp	30,339
943		Federated Investors, Inc (Class B)	28,611
70		First Albany Cos, Inc	703
1,770		Franklin Resources, Inc	88,642
69		Gabelli Asset Management, Inc (Class A)	2,933
3,464		Goldman Sachs Group, Inc	326,170
1,578	*	Instinet Group, Inc	8,332
452	*	Investment Technology Group, Inc	5,781
671		Investors Financial Services Corp	29,242
2,626		Janus Capital Group, Inc	43,303
498		Jefferies Group, Inc	15,398
1,234	*	Knight Trading Group, Inc	12,365
600	*	LaBranche & Co, Inc	5,052
716		Legg Mason, Inc	65,163
2,926		Lehman Brothers Holdings, Inc	220,182
10,163		Merrill Lynch & Co, Inc	548,599
11,662		Morgan Stanley	615,404
257		Nuveen Investments, Inc	6,888
190	*	Piper Jaffray Cos	8,594
600		Raymond James Financial, Inc	15,870
680		SEI Investments Co	19,747
121		SWS Group, Inc	1,851
1,130		T Rowe Price Group, Inc	56,952
877		Waddell & Reed Financial, Inc (Class A)	19,390

		TOTAL SECURITY AND COMMODITY BROKERS	2,548,448

SOCIAL SERVICES - 0.01%
125	*	Bright Horizons Family Solutions, Inc	6,701

		TOTAL SOCIAL SERVICES	6,701

SPECIAL TRADE CONTRACTORS - 0.03%
591	*	Bookham Technology plc (Spon ADR)	567
100		Chemed Corp	4,850
409	*	Comfort Systems U.S.A., Inc	2,614
650	*	Dycom Industries, Inc	18,200
136	*	EMCOR Group, Inc	5,981
333	*	Integrated Electrical Services, Inc	2,681
168	*	Matrix Service Co	1,537
1,376	*	Quanta Services, Inc	8,559

		TOTAL SPECIAL TRADE CONTRACTORS	44,989

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
54		Ameron International Corp	1,843
311		Apogee Enterprises, Inc	3,234
280	*	Cabot Microelectronics Corp	8,571
135		CARBO Ceramics, Inc	9,214
14,483	*	Corning, Inc	189,148
128		Eagle Materials, Inc	9,091
94		Eagle Materials, Inc (Class B)	6,510
273		Florida Rock Industries, Inc	11,512
300		Lafarge North America, Inc	12,990
141		Libbey, Inc	3,914
1,252	*	Owens-Illinois, Inc	20,984
385	b*	USG Corp	6,768

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	283,779

TOBACCO PRODUCTS - 0.94%
21,777		Altria Group, Inc	1,089,939
561		Loews Corp (Carolina Group)	13,773
912		R.J. Reynolds Tobacco Holdings, Inc	61,642
241		Universal Corp (Virginia)	12,277
1,753		UST, Inc	63,108
231		Vector Group Ltd	3,638

		TOTAL TOBACCO PRODUCTS	1,244,377

TRANSPORTATION BY AIR - 0.41%
995	*	Airtran Holdings, Inc	14,069
248	*	Alaska Air Group, Inc	5,920
313	*	America West Holdings Corp (Class B)	2,842
1,700	*	AMR Corp	20,587
438	*	Atlantic Coast Airlines Holdings, Inc	2,514
620	*	Continental Airlines, Inc (Class B)	7,049
900	*	Delta Air Lines, Inc	6,408
276	*	ExpressJet Holdings, Inc	3,351
3,193		FedEx Corp	260,836
193	*	Forward Air Corp	7,218
550	*	Frontier Airlines, Inc	5,984
1,027	*	JetBlue Airways Corp	30,173
100	*	MAIR Holdings, Inc	816
200	*	Mesa Air Group, Inc	1,618
668	*	Northwest Airlines Corp	7,428
181	*	Offshore Logistics, Inc	5,090
38	*	Petroleum Helicopters (Vote)	732
400	*	Pinnacle Airlines Corp	4,520
600		Skywest, Inc	10,446
8,318		Southwest Airlines Co	139,493

		TOTAL TRANSPORTATION BY AIR	537,094

TRANSPORTATION EQUIPMENT - 2.58%
335	*	AAR Corp	3,802
148	*	Aftermarket Technology Corp	2,442
449		American Axle & Manufacturing Holdings, Inc	16,326
200		Arctic Cat, Inc	5,506
738		ArvinMeritor, Inc	14,443
1,039		Autoliv, Inc	43,846
394	*	BE Aerospace, Inc	2,987

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
8,938		Boeing Co	456,642
975		Brunswick Corp	39,780
270		Clarcor, Inc	12,366
200		Coachmen Industries, Inc	3,198
50		Curtiss-Wright Corp (Class B)	2,689
1,700		Dana Corp	33,320
5,341		Delphi Corp	57,042
63	*	Ducommun, Inc	1,347
100	*	Dura Automotive Systems, Inc	915
400		Federal Signal Corp	7,444
570	*	Fleetwood Enterprises, Inc	8,294
18,788		Ford Motor Co	294,032
300		GenCorp, Inc	4,017
2,103		General Dynamics Corp	208,828
4,885		General Motors Corp	227,592
900		Gentex Corp	35,712
1,900		Genuine Parts Co	75,392
1,292		Goodrich Corp	41,770
3,167		Harley-Davidson, Inc	196,164
401	*	Hayes Lemmerz International, Inc	6,055
100		Heico Corp	1,825
10		Heico Corp (Class A)	140
9,100		Honeywell International, Inc	333,333
200		Kaman Corp (Class A)	2,798
3,959		Lockheed Martin Corp	206,185
220		Monaco Coach Corp	6,197
654	*	Navistar International Corp	25,349
3,758		Northrop Grumman Corp	201,805
350		Oshkosh Truck Corp	20,059
1,842		Paccar, Inc	106,818
457		Polaris Industries, Inc	21,936
89	*	Sequa Corp (Class A)	5,204
200	*	Sports Resorts International, Inc	760
100		Standard Motor Products, Inc	1,473
32	*	Strattec Security Corp	2,190
200		Superior Industries International, Inc	6,690
285	*	Teledyne Technologies, Inc	5,706
347	*	Tenneco Automotive, Inc	4,591
1,238		Textron, Inc	73,475
400		Thor Industries, Inc	13,384
329		Trinity Industries, Inc	10,459
129	*	Triumph Group, Inc	4,119
187	*	TRW Automotive Holdings Corp	3,525
496	*	United Defense Industries, Inc	17,360
5,479		United Technologies Corp	501,219
1,203		Visteon Corp	14,039
270	*	Wabash National Corp	7,439
304		Wabtec Corp	5,484
200		Winnebago Industries, Inc	7,456

		TOTAL TRANSPORTATION EQUIPMENT	3,412,969

TRANSPORTATION SERVICES - 0.13%
52		Ambassadors Group, Inc	1,223
891		C.H. Robinson Worldwide, Inc	40,843
300	*	EGL, Inc	7,980
1,092		Expeditors International Of Washington, Inc	53,956

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
438		GATX Corp	11,914
100	*	Navigant International, Inc	1,779
130	*	Orbitz, Inc (Class A)	2,811
400	*	Pacer International, Inc	7,400
262	*	RailAmerica, Inc	3,825
1,430		Sabre Holdings Corp	39,625

		TOTAL TRANSPORTATION SERVICES	171,356

TRUCKING AND WAREHOUSING - 0.46%
200		Arkansas Best Corp	6,584
612		CNF, Inc	25,435
100	*	Covenant Transport, Inc (Class A)	1,709
252		Heartland Express, Inc	6,895
636		Hunt (J.B.) Transport Services, Inc	24,537
380	*	Landstar System, Inc	20,091
175	*	Old Dominion Freight Line	5,159
253		Overnite Corp	7,438
60	*	P.A.M. Transportation Services	1,146
133	*	SCS Transportation, Inc	3,510
215	*	Sirva, Inc	4,945
670	*	Swift Transportation Co, Inc	12,027
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,146
6,058		United Parcel Service, Inc (Class B)	455,380
247		USF Corp	8,677
457		Werner Enterprises, Inc	9,643
477	*	Yellow Roadway Corp	19,013

		TOTAL TRUCKING AND WAREHOUSING	615,335

WATER TRANSPORTATION - 0.03%
400		Alexander & Baldwin, Inc	13,380
200	*	Gulfmark Offshore, Inc	3,156
256	*	Kirby Corp	9,958
73		Maritrans, Inc	1,099
300		Overseas Shipholding Group, Inc	13,239
123	*	Seabulk International, Inc	1,015

		TOTAL WATER TRANSPORTATION	41,847

WHOLESALE TRADE-DURABLE GOODS - 1.76%
100	*	1-800 Contacts, Inc	1,484
162		Action Performance Cos, Inc	2,441
200		Agilysys, Inc	2,758
107	*	Alliance Imaging, Inc	489
356		Anixter International, Inc	12,115
934	*	Apogent Technologies, Inc	29,888
200		Applied Industrial Technologies, Inc	6,024
1,174	*	Arrow Electronics, Inc	31,487
200	*	Audiovox Corp (Class A)	3,376
208	*	Aviall, Inc	3,954
1,339	*	Avnet, Inc	30,395
100		Barnes Group, Inc	2,898
186	*	BioVeris Corp	1,548
592		BorgWarner, Inc	25,912
164	*	Boyds Collection Ltd	544
205	*	Brightpoint, Inc	2,819
309		Carlisle Cos, Inc	19,235
642		CDW Corp	40,934

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
309		Commercial Metals Co	10,027
300	*	Compucom Systems, Inc	1,362
101	*	Department 56, Inc	1,555
256	*	Global Imaging Systems, Inc	9,385
251		Handleman Co	5,813
300		Hughes Supply, Inc	17,679
1,300		IKON Office Solutions, Inc	14,911
249	*	Imagistics International, Inc	8,815
1,200	*	Ingram Micro, Inc (Class A)	17,364
468	*	Insight Enterprises, Inc	8,312
100	*	Insurance Auto Auctions, Inc	1,700
31,586		Johnson & Johnson	1,759,340
94	*	Keystone Automotive Industries, Inc	2,622
180	*	Knight Transportation, Inc	5,171
45		Lawson Products, Inc	1,717
155	*	LKQ Corp	2,872
483		Martin Marietta Materials, Inc	21,411
222	*	Navarre Corp	3,195
300		Owens & Minor, Inc	7,770
656	*	Patterson Dental Co	50,177
614		Pep Boys-Manny Moe & Jack	15,565
100		Pomeroy IT Solutions, Inc	1,192
600	*	PSS World Medical, Inc	6,720
300		Reliance Steel & Aluminum Co	12,096
1,256	*	Safeguard Scientifics, Inc	2,889
133	*	Scansource, Inc	7,903
378		SCP Pool Corp	17,010
200	*	TBC Corp	4,760
616	*	Tech Data Corp	24,104
840		W.W. Grainger, Inc	48,300
200		Watsco, Inc	5,614
200	*	WESCO International, Inc	3,680
437	*	Zoran Corp	8,019

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,327,351

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
380		Acuity Brands, Inc	10,260
100		Advanced Marketing Services, Inc	1,291
600		Airgas, Inc	14,346
200	*	Allscripts Healthcare Solutions, Inc	1,568
1,164		AmerisourceBergen Corp	69,584
644		Brown-Forman Corp (Class B)	31,086
4,595		Cardinal Health, Inc	321,880
109	*	Central European Distribution Corp	2,824
330	*	Chiquita Brands International, Inc	6,904
118		D&K Healthcare Resources, Inc	1,416
437		DIMON, Inc	2,500
499	*	Endo Pharmaceuticals Holdings, Inc	11,702
164		Getty Realty Corp	4,126
217	*	Hain Celestial Group, Inc	3,928
468	*	Henry Schein, Inc	29,550
100		Kenneth Cole Productions, Inc (Class A)	3,427
3,057		McKesson Corp	104,947
283	*	Men’s Wearhouse, Inc	7,468
214	*	Metals USA, Inc	3,826
80		Nash Finch Co	2,002

TIAA-CREF Life Funds — Stock Index Fund

SHARES/
PRINCIPAL			VALUE
559		Nu Skin Enterprises, Inc (Class A)	14,154
493	*	Performance Food Group Co	13,084
600		Perrigo Co	11,382
200	*	Plains Resources, Inc	3,390
363	*	Priority Healthcare Corp (Class B)	8,331
277		Russell Corp	4,975
171	*	School Specialty, Inc	6,209
100	*	Smart & Final, Inc	1,202
100		Standard Commercial Corp	1,805
400		Stride Rite Corp	4,412
1,397		Supervalu, Inc	42,762
6,838		Sysco Corp	245,197
292	*	Tractor Supply Co	12,211
350	*	United Natural Foods, Inc	10,119
360	*	United Stationers, Inc	14,299
193		Valhi, Inc	2,194

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,030,361

		TOTAL COMMON STOCKS (Cost $139,867,105)	130,685,533

SHORT TERM INVESTMENTS- 1.60%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES- 1.60%
$2,120,000		Federal Home Loan Bank (FHLB)
		1.000%, 07/01/04	2,119,930

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,119,930

		TOTAL SHORT TERM INVESTMENTS (Cost $2,119,926)	2,119,930

		TOTAL PORTFOLIO - 100.23% (Cost $141,987,651)	132,806,232
		OTHER ASSETS & LIABILITIES, NET — (0.23%)	(309,379)

		NET ASSETS - 100.00%	$132,496,853

	*	Non-income producing

	b	In bankruptcy

	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

	f	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Social Choice Equity Fund

TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.01%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.01%
841	*	NiSource, Inc (Sails)	$2,119

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,119

		TOTAL PREFERRED STOCKS (Cost $1,708)	2,119

COMMON STOCKS - 99.13%

AMUSEMENT AND RECREATION SERVICES - 0.02%
200	*	Gaylord Entertainment Co	6,278

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,278

APPAREL AND ACCESSORY STORES - 0.50%
100	*	Charming Shoppes, Inc	893
400		Foot Locker, Inc	9,736
2,191		Gap, Inc	53,132
400		Nordstrom, Inc	17,044
400		Ross Stores, Inc	10,704
1,700		TJX Cos, Inc	41,038

		TOTAL APPAREL AND ACCESSORY STORES	132,547

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
900	*	Collins & Aikman Corp	5,031
300		Liz Claiborne, Inc	10,794
200		Oxford Industries, Inc	8,712
200		Phillips-Van Heusen Corp	3,850
667		VF Corp	32,483

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	60,870

AUTO REPAIR, SERVICES AND PARKING - 0.01%
68		Ryder System, Inc	2,725

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,725

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
200	*	Autozone, Inc	16,020
228	*	Carmax, Inc	4,986
400	*	Rush Enterprises, Inc	5,160

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	26,166

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.32%
7,028		Home Depot, Inc	247,386
2,000		Lowe’s Cos	105,100

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	352,486

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE

BUSINESS SERVICES - 6.44%
300	*	24/7 Real Media, Inc	1,683
1,900	*	3Com Corp	11,875
551		Adobe Systems, Inc	25,622
257	*	Akamai Technologies, Inc	4,613
100	*	Aspect Communications Corp	1,420
2,483		Automatic Data Processing, Inc	103,988
733	*	BEA Systems, Inc	6,025
271	*	Bisys Group, Inc	3,810
100	*	Blue Coat Systems, Inc	3,349
379	*	BMC Software, Inc	7,012
500	*	Brocade Communications Systems, Inc	2,990
550	*	Cadence Design Systems, Inc	8,047
500	*	Ceridian Corp	11,250
200		Certegy, Inc	7,760
100	*	Checkfree Corp	3,000
190	*	Ciber, Inc	1,562
190	*	Citrix Systems, Inc	3,868
274	*	CNET Networks, Inc	3,033
420	*	Cognizant Technology Solutions Corp	10,672
593	*	Compuware Corp	3,914
700	*	Convergys Corp	10,780
100	*	CSG Systems International, Inc	2,070
400	*	DST Systems, Inc	19,236
200	*	Dun & Bradstreet Corp	10,782
600	*	Electronic Arts, Inc	32,730
2,351		Electronic Data Systems Corp	45,022
100	*	Equinix, Inc	3,394
700	*	Fiserv, Inc	27,223
46	*	Getty Images, Inc	2,760
200		Henry (Jack) & Associates, Inc	4,020
850		IMS Health, Inc	19,924
1,100	*	Innovative Solutions & Support, Inc	21,472
424	*	Intuit, Inc	16,358
164	*	Iron Mountain, Inc	7,915
1,295	*	Juniper Networks, Inc	31,818
100	*	Keynote Systems, Inc	1,375
300	*	Lamar Advertising Co	13,005
100		Manpower, Inc	5,077
24,800		Microsoft Corp	708,288
544	*	Monster Worldwide, Inc	13,992
100	*	National Processing, Inc	2,875
900	*	Novell, Inc	7,551
800		Omnicom Group, Inc	60,712
9,300	*	Oracle Corp	110,949
500	*	Peoplesoft, Inc	9,250
300	*	Perot Systems Corp (Class A)	3,981
100	*	Pixar	6,951
20	*	Portal Software, Inc	73
300	*	Red Hat, Inc	6,891
600		Robert Half International, Inc	17,862
500	*	Sapient Corp	3,005
86	*	Scansoft, Inc	426
1,000	*	Siebel Systems, Inc	10,680
520	*	Spherion Corp	5,273
8,700	*	Sun Microsystems, Inc	37,758
879	*	SunGard Data Systems, Inc	22,854

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
554	*	Symantec Corp	24,254
170	*	Synopsys, Inc	4,833
700		Total System Services, Inc	15,330
600	*	Unisys Corp	8,328
200	*	Universal Compression Holdings, Inc	6,136
700	*	VeriSign, Inc	13,930
900	*	Veritas Software Corp	24,930
2,500	*	Yahoo!, Inc	90,825

		TOTAL BUSINESS SERVICES	1,718,391

CHEMICALS AND ALLIED PRODUCTS - 9.82%
200	*	Abgenix, Inc	2,344
71	*	Able Laboratories, Inc	1,460
100	*	Adolor Corp	1,268
1,300		Air Products & Chemicals, Inc	68,185
100	*	Alexion Pharmaceuticals, Inc	1,860
100	*	Alkermes, Inc	1,360
900		Allergan, Inc	80,568
449		Alpharma, Inc (Class A)	9,196
100	*	American Pharmaceutical Partners, Inc	3,038
3,776	*	Amgen, Inc	206,056
200	*	Amylin Pharmaceuticals, Inc	4,560
100	*	Atherogenics, Inc	1,903
300	*	Atrix Laboratories, Inc	10,284
1,000		Avery Dennison Corp	64,010
1,000		Avon Products, Inc	46,140
525	*	Barr Pharmaceuticals, Inc	17,693
600	*	Benthley Pharmaceuticals, Inc	8,244
200	*	Bioenvision, Inc	1,752
874	*	Biogen Idec, Inc	55,281
400	*	BioMarin Pharmaceutical, Inc	2,400
100	*	Biosite, Inc	4,492
524	*	Bone Care International, Inc	12,272
200	*	Bradley Pharmaceuticals, Inc	5,580
325		Cabot Corp	13,228
300	*	Cell Therapeutics, Inc	2,211
100	*	Cephalon, Inc	5,400
200	*	Chattem, Inc	5,774
300	*	Cima Labs, Inc	10,119
639		Clorox Co	34,365
1,703		Colgate-Palmolive Co	99,540
200	*	Cubist Pharmaceuticals, Inc	2,220
200	*	Cytogen Corp	3,180
100	*	Dendreon Corp	1,225
474		Diagnostic Products Corp	20,828
93	*	Digene Corp	3,397
518	*	Dov Pharmaceutical, Inc	7,231
3,076	*	Durect Corp	10,735
200	*	Dusa Pharmaceuticals, Inc	1,900
1,600		Ecolab, Inc	50,720
300	*	Encysive Pharmaceuticals, Inc	2,550
600	*	Eon Labs, Inc	24,558
200	*	EPIX Medical, Inc	4,220
532	*	First Horizon Pharmaceutical	10,055
1,400	*	Forest Laboratories, Inc	79,282
500	*	Genaera Corp	2,100
668	*	Genzyme Corp	31,616

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
300	*	Geron Corp	2,427
547	*	Gilead Sciences, Inc	36,649
3,814		Gillette Co	161,714
600	*	Guilford Pharmaceuticals, Inc	2,850
268		H.B. Fuller Co	7,611
441	*	Hollis-Eden Pharmaceuticals	5,314
500	*	Human Genome Sciences, Inc	5,815
200	*	ICOS Corp	5,968
300	*	Idexx Laboratories, Inc	18,882
300	*	Ilex Oncology, Inc	7,497
500	*	Immunogen, Inc	3,055
392	*	Immunomedics, Inc	1,909
600	*	Impax Laboratories, Inc	11,628
100	*	Indevus Pharmaceuticals, Inc	615
261	*	Inverness Medical Innovations, Inc	5,716
100	*	Invitrogen Corp	7,199
435	*	Isis Pharmaceuticals, Inc	2,497
1,196	*	King Pharmaceuticals, Inc	13,694
300	*	KV Pharmaceutical Co (Class A)	6,927
327	*	Lannett Co, Inc	4,912
234	*	Ligand Pharmaceuticals, Inc (Class B)	4,067
200		Mannatech, Inc	1,920
300	*	Martek Biosciences Corp	16,851
200	*	Medarex, Inc	1,458
600		Medicis Pharmaceutical Corp (Class A)	23,970
668	*	MedImmune, Inc	15,631
8,694		Merck & Co, Inc	412,965
200	*	MGI Pharma, Inc	5,402
800	*	Millennium Pharmaceuticals, Inc	11,040
1,501		Mylan Laboratories, Inc	30,395
400	*	Nabi Biopharmaceuticals	5,688
300	*	Nektar Therapeutics	5,988
300	*	Neose Technologies, Inc	2,499
442	*	Noven Pharmaceuticals, Inc	9,733
100	*	NPS Pharmaceuticals, Inc	2,100
100	*	Nuvelo, Inc	962
200	*	OraSure Technologies, Inc	1,946
100	*	OSI Pharmaceuticals, Inc	7,044
1,100	*	Pain Therapeutics, Inc	8,866
1,870	*	Palatin Technologies, Inc	7,873
400	*	Penwest Pharmaceuticals Co	5,124
1,200	*	Peregrine Pharmaceuticals, Inc	1,764
200	*	Pozen, Inc	1,368
800	*	Praecis Pharmaceuticals, Inc	3,040
1,350		Praxair, Inc	53,879
9,109		Procter & Gamble Co	495,894
227	*	Progenics Pharmaceuticals	3,823
200	*	Protein Design Labs, Inc	3,826
735		Rohm & Haas Co	30,561
300	*	Salix Pharmaceuticals Ltd	9,885
200	*	Sepracor, Inc	10,580
500		Sigma-Aldrich Corp	29,805
500	*	SuperGen, Inc	3,225
200	*	Tanox, Inc	3,814
58	*	United Therapeutics Corp	1,488
200	*	Vaxgen, Inc	2,832
200	*	Vertex Pharmaceuticals, Inc	2,168

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
700	*	Vion Pharmaceuticals, Inc	2,912
600	*	Watson Pharmaceuticals, Inc	16,140
400	*	Zila, Inc	1,964
529	*	Zymogenetics, Inc	10,051

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,619,820

COMMUNICATIONS - 4.71%
651		Alltel Corp	32,954
2,391		AT&T Corp	34,980
4,700	*	AT&T Wireless Services, Inc	67,304
1,200	*	Avaya, Inc	18,948
5,600		BellSouth Corp	146,832
3,929	*	Comcast Corp (Class A)	110,130
2,200	*	Comcast Corp (Special Class A)	60,742
100	*	Infonet Services Corp (Class B)	175
1,088	*	InterActiveCorp	32,792
424	*	Liberty Media International, Inc	15,730
11,900	*	Lucent Technologies, Inc	44,982
1,000	*	Mastec, Inc	5,430
1,525	*	Nextel Communications, Inc (Class A)	40,657
200	*	Novatel Wireless, Inc	5,300
100	*	NTL, Inc	5,762
350	*	Paxson Communications Corp	1,138
11,648		SBC Communications, Inc	282,464
2,877		Sprint Corp (FON Group)	50,635
200	*	UnitedGlobalcom, Inc (Class A)	1,452
400	*	Univision Communications, Inc (Class A)	12,772
7,776		Verizon Communications, Inc	281,413
200	*	XM Satellite Radio Holdings, Inc	5,458

		TOTAL COMMUNICATIONS	1,258,050

DEPOSITORY INSTITUTIONS - 9.58%
1,300		AmSouth Bancorp	33,111
5,000		Bank One Corp	255,000
3,100		BB&T Corp	114,607
320		Charter One Financial, Inc	14,141
800		Comerica, Inc	43,904
2,400		Fifth Third Bancorp	129,072
600		Golden West Financial Corp	63,810
450		Greenpoint Financial Corp	17,865
300	*	Intercept, Inc	4,914
9,200		J.P. Morgan Chase & Co	356,684
2,600		KeyCorp	77,714
1,500		Mellon Financial Corp	43,995
3,519		National City Corp	123,200
577		New York Community Bancorp, Inc	11,327
100		North Fork Bancorp, Inc	3,805
500		Northern Trust Corp	21,140
1,549		PNC Financial Services Group, Inc	82,221
700		Regions Financial Corp	25,585
600		Sovereign Bancorp, Inc	13,260
1,100		State Street Corp	53,944
1,400		SunTrust Banks, Inc	90,986
500		Synovus Financial Corp	12,660
9,000		U.S. Bancorp	248,040
300		Union Planters Corp	8,943
100		UnionBanCal Corp	5,640

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
6,100		Wachovia Corp	271,450
7,500		Wells Fargo & Co	429,225

		TOTAL DEPOSITORY INSTITUTIONS	2,556,243

EATING AND DRINKING PLACES - 0.68%
100	*	CKE Restaurants, Inc	1,333
493		Darden Restaurants, Inc	10,131
6,066		McDonald’s Corp	157,716
41		Outback Steakhouse, Inc	1,696
300		Wendy’s International, Inc	10,452

		TOTAL EATING AND DRINKING PLACES	181,328

EDUCATIONAL SERVICES - 0.17%
462	*	Apollo Group, Inc (Class A)	40,790
100	*	Career Education Corp	4,556
		TOTAL EDUCATIONAL SERVICES	45,346

ELECTRIC, GAS, AND SANITARY SERVICES - 4.49%
2,650	*	AES Corp	26,315
696		AGL Resources, Inc	20,219
1,300		Allete, Inc	43,290
3,459	*	Aquila, Inc	12,314
1,728		Avista Corp	31,830
700		Black Hills Corp	22,050
400	*	Casella Waste Systems, Inc (Class A)	5,260
100	*	Citizens Communications Co	1,210
1,447		Cleco Corp	26,017
3,007		DPL, Inc	58,396
1,200		Empire District Electric Co	24,132
1,400		Equitable Resources, Inc	72,394
2,200		Hawaiian Electric Industries, Inc	57,420
1,800		Idacorp, Inc	48,600
1,845		KeySpan Corp	67,712
1,115		Kinder Morgan, Inc	66,108
500		MGE Energy, Inc	16,315
2,400		National Fuel Gas Co	60,000
1,092		Nicor, Inc	37,095
2,583		NiSource, Inc	53,261
4,600		OGE Energy Corp	117,162
246		Otter Tail Corp	6,608
779		Peoples Energy Corp	32,835
2,600		Pepco Holdings, Inc	47,528
3,459		Puget Energy, Inc	75,787
926		Questar Corp	35,781
200		Resource America, Inc (Class A)	4,720
2,000	*	Sierra Pacific Resources	15,420
100	*	Stericycle, Inc	5,174
200		UGI Corp	6,420
1,155		Unisource Energy Corp	28,702
150	*	Waste Connections, Inc	4,449
600		Western Gas Resources, Inc	19,488
287		WGL Holdings, Inc	8,243
3,378		Williams Cos, Inc	40,198

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,198,453

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.92%
1,800	*	ADC Telecommunications, Inc	5,112

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
1,162	*	Advanced Micro Devices, Inc	18,476
119	*	Agere Systems, Inc (Class A)	274
2,920	*	Agere Systems, Inc (Class B)	6,278
1,000	*	Altera Corp	22,220
700		American Power Conversion Corp	13,755
512		Ametek, Inc	15,821
800		Analog Devices, Inc	37,664
500	*	Artesyn Technologies, Inc	4,500
700	*	Avanex Corp	2,723
635		AVX Corp	9,176
461		Baldor Electric Co	10,764
600	*	Broadcom Corp (Class A)	28,062
300	*	Carrier Access Corp	3,576
240	*	C-COR.net Corp	2,470
1,400	*	CIENA Corp	5,208
300	*	Comverse Technology, Inc	5,982
1,361	*	Corvis Corp	1,919
100	*	Ditech Communications Corp	2,334
4,300	*	Eagle Broadband, Inc	4,257
3,178		Emerson Electric Co	201,962
1,100	*	Finisar Corp	2,178
300	*	Harmonic, Inc	2,556
300		Hubbell, Inc (Class B)	14,013
17,747		Intel Corp	489,817
100	*	Interdigital Communications Corp	1,881
100		Intersil Corp (Class A)	2,166
389	*	Jabil Circuit, Inc	9,795
4,657	*	JDS Uniphase Corp	17,650
142	*	Kemet Corp	1,735
1,277	*	LSI Logic Corp	9,731
700		Maxim Integrated Products, Inc	36,694
155	*	McData Corp (Class A)	834
200	*	Merix Corp	2,268
200		Microchip Technology, Inc	6,308
1,432	*	Micron Technology, Inc	21,924
700		Molex, Inc	22,456
6,600		Motorola, Inc	120,450
1,600	*	MRV Communications, Inc	4,384
174	*	Mykrolis Corp	3,031
1,200	*	National Semiconductor Corp	26,388
200	*	NMS Communications Corp	1,476
236	*	Novellus Systems, Inc	7,420
100	*	Openwave Systems, Inc	1,270
1,800	*	Optical Communication Products, Inc	4,392
200	*	Power-One, Inc	2,196
1,900		Qualcomm, Inc	138,662
252		Scientific-Atlanta, Inc	8,694
2,892	*	Sirius Satellite Radio, Inc	8,907
600	*	Sonus Networks, Inc	2,868
200	*	Stratex Networks, Inc	590
400	*	Sycamore Networks, Inc	1,692
1,300	*	Tellabs, Inc	11,362
900	*	Terayon Communication Systems, Inc	2,106
5,274		Texas Instruments, Inc	127,525
538		Thomas & Betts Corp	14,650
500	*	Tripath Technology, Inc	1,625
110	*	Utstarcom, Inc	3,328

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
600	*	Vishay Intertechnology, Inc	11,148
541	*	Vitesse Semiconductor Corp	2,640
800		Xilinx, Inc	26,648
625	*	Zhone Technologies, Inc	2,438

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,580,429

ENGINEERING AND MANAGEMENT SERVICES - 0.58%
200	*	Accelrys, Inc	1,972
100	*	Affymetrix, Inc	3,273
200	*	Antigenics, Inc	1,712
200	*	Applera Corp (Celera Genomics Group)	2,302
200	*	Ariad Pharmaceuticals, Inc	1,498
300	*	Axonyx, Inc	1,572
744	*	BearingPoint, Inc	6,599
360	*	Ciphergen Biosystems, Inc	2,635
100	*	Covance, Inc	3,858
300	*	CuraGen Corp	1,803
100	*	CV Therapeutics, Inc	1,676
400	*	Decode Genetics, Inc	3,400
87	*	Digitas, Inc	960
200	*	Dyax Corp	2,350
767	*	Incyte Corp	5,860
100	*	Kosan Biosciences, Inc	790
100	*	Lexicon Genetics, Inc	784
200	*	Luminex Corp	2,012
617		Moody’s Corp	39,895
300	*	Oscient Pharmaceuticals Corp	1,533
1,352		Paychex, Inc	45,806
211	*	Regeneron Pharmaceuticals, Inc	2,222
500	*	Seattle Genetics, Inc	3,515
100	*	Symyx Technologies, Inc	2,412
152	*	TRC Cos, Inc	2,535
300	*	Tularik, Inc	7,440
200	*	U.S. Oncology, Inc	2,944

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	153,358

FABRICATED METAL PRODUCTS - 1.18%
1,600	*	Crown Holdings, Inc	15,952
100		Gulf Island Fabrication, Inc	2,163
230		Harsco Corp	10,810
1,901		Illinois Tool Works, Inc	182,287
100	*	Jacuzzi Brands, Inc	806
2,040		Masco Corp	63,607
147		Snap-On, Inc	4,932
600		Stanley Works	27,348
2,169	*	Tower Automotive, Inc	7,895

		TOTAL FABRICATED METAL PRODUCTS	315,800

FOOD AND KINDRED PRODUCTS - 4.08%
1,303		Campbell Soup Co	35,025
7,900		Coca-Cola Co	398,792
762		Coca-Cola Enterprises, Inc	22,090
1,300		General Mills, Inc	61,789
1,208		H.J. Heinz Co	47,354
1,164		Hershey Foods Corp	53,858
1,064		Kellogg Co	44,528
300		Pepsi Bottling Group, Inc	9,162

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
6,552		PepsiCo, Inc	353,022
1,000		Wrigley (Wm.) Jr Co	63,050

		TOTAL FOOD AND KINDRED PRODUCTS	1,088,670

FOOD STORES - 0.73%
1,673		Albertson’s, Inc	44,401
2,500	*	Kroger Co	45,500
400	*	Pathmark Stores, Inc	3,048
1,708	*	Safeway, Inc	43,281
1,317	*	Starbucks Corp	57,263

		TOTAL FOOD STORES	193,493

FURNITURE AND FIXTURES - 0.43%
300		Hillenbrand Industries, Inc	18,135
1,000		Johnson Controls, Inc	53,380
200		Lear Corp	11,798
400		Leggett & Platt, Inc	10,684
867		Newell Rubbermaid, Inc	20,375

		TOTAL FURNITURE AND FIXTURES	114,372

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
865	*	Bed Bath & Beyond, Inc	33,259
700		Best Buy Co, Inc	35,518
500		Circuit City Stores, Inc (Circuit City Group)	6,475
400		RadioShack Corp	11,452
100	*	Williams-Sonoma, Inc	3,296

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	90,000

GENERAL BUILDING CONTRACTORS - 0.28%
200		Centex Corp	9,150
481		D.R. Horton, Inc	13,660
300		Lennar Corp (Class A)	13,416
20		Lennar Corp (Class B)	829
700		Pulte Homes, Inc	36,421

		TOTAL GENERAL BUILDING CONTRACTORS	73,476

GENERAL MERCHANDISE STORES - 1.44%
100	*	Big Lots, Inc	1,446
1,300		Costco Wholesale Corp	53,391
853		Dollar General Corp	16,685
248	*	Dollar Tree Stores, Inc	6,803
500		Family Dollar Stores, Inc	15,210
900		J.C. Penney Co, Inc	33,984
1,000	*	Kohl’s Corp	42,280
1,600		May Department Stores Co	43,984
100		Neiman Marcus Group, Inc (Class A)	5,565
500		Saks, Inc	7,500
1,140		Sears Roebuck & Co	43,046
2,700		Target Corp	114,669

		TOTAL GENERAL MERCHANDISE STORES	384,563

HEALTH SERVICES - 0.58%
100	*	Apria Healthcare Group, Inc	2,870
1,087	*	Caremark Rx, Inc	35,806
150	*	Coventry Health Care, Inc	7,335
247	*	DaVita, Inc	7,615
300	*	Express Scripts, Inc	23,769

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
100	*	Gentiva Health Services, Inc	1,626
1,100		Health Management Associates, Inc (Class A)	24,662
100		Hooper Holmes, Inc	574
300	*	Lincare Holdings, Inc	9,858
400		Manor Care, Inc	13,072
100	*	NeighborCare, Inc	3,133
100	*	Orthodontic Centers Of America, Inc	819
80	*	Specialty Laboratories, Inc	717
400	*	Triad Hospitals, Inc	14,892
200		Universal Health Services, Inc (Class B)	9,178

		TOTAL HEALTH SERVICES	155,926

HOLDING AND OTHER INVESTMENT OFFICES - 2.68%
1,040		Allied Capital Corp	25,397
300		AMB Property Corp	10,389
917		Archstone-Smith Trust	26,896
100		AvalonBay Communities, Inc	5,652
200		Boston Properties, Inc	10,016
500		Crescent Real Estate Equities Co	8,060
432		Duke Realty Corp	13,742
2,846		Equity Office Properties Trust	77,411
1,718		Equity Residential	51,076
200		Fremont General Corp	3,530
400		Friedman Billings Ramsey Group, Inc	7,916
400	*	Harris & Harris Group, Inc	4,892
300		iStar Financial, Inc	12,000
600		Kimco Realty Corp	27,300
2,000		Plum Creek Timber Co, Inc	65,160
1,000		Prologis	32,920
700		Public Storage, Inc	32,207
97		Rouse Co	4,608
900		Simon Property Group, Inc	46,278
500		Vornado Realty Trust	28,555
5,100		Washington Mutual, Inc	197,064
789		Weingarten Realty Investors	24,680

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	715,749

HOTELS AND OTHER LODGING PLACES - 0.10%
500	*	Boca Resorts, Inc (Class A)	9,910
200		Marcus Corp	3,450
1,236	*	Prime Hospitality Corp	13,126

		TOTAL HOTELS AND OTHER LODGING PLACES	26,486

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.59%
4,166		3M Co	374,982
600	*	American Standard Cos, Inc	24,186
971	*	Apple Computer, Inc	31,596
4,100	*	Applied Materials, Inc	80,442
200	*	Authentidate Holding Corp	2,186
200		Black & Decker Corp	12,426
100	*	Cirrus Logic, Inc	601
17,800	*	Cisco Systems, Inc	421,860
334		Cummins, Inc	20,875
900		Deere & Co	63,126
6,300	*	Dell, Inc	225,666
200		Diebold, Inc	10,574
5,641	*	EMC Corp	64,307

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
138	*	Emulex Corp	1,975
600	*	Global Power Equipment Group, Inc	4,812
583		Graco, Inc	18,102
990	*	Grant Prideco, Inc	18,275
8,819		Hewlett-Packard Co	186,081
355	*	InFocus Corp	3,018
5,200		International Business Machines Corp	458,380
74	*	Lam Research Corp	1,983
300	*	Lexmark International, Inc	28,959
77		Lincoln Electric Holdings, Inc	2,625
800	*	Milacron, Inc	3,200
292		Modine Manufacturing Co	9,300
400	*	National-Oilwell, Inc	12,596
1,000	*	Network Appliance, Inc	21,530
400		Nordson Corp	17,348
220	*	PalmOne, Inc	7,649
200		Pentair, Inc	6,728
1,400		Pitney Bowes, Inc	61,950
300	*	Sandisk Corp	6,507
508	*	Semitool, Inc	5,751
1,000	*	Silicon Graphics, Inc	2,200
344	*	Smith International, Inc	19,181
3,788	*	Solectron Corp	24,508
200		SPX Corp	9,288
92	*	Storage Technology Corp	2,668
139	*	Western Digital Corp	1,204
1,673	*	Xerox Corp	24,259

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,292,904

INSTRUMENTS AND RELATED PRODUCTS - 3.87%
177	*	Advanced Medical Optics, Inc	7,535
97	*	Aksys Ltd	566
1,300		Applera Corp (Applied Biosystems Group)	28,275
400		Bard (C.R.), Inc	22,660
283		Bausch & Lomb, Inc	18,415
2,300		Baxter International, Inc	79,373
200		Beckman Coulter, Inc	12,200
1,300		Becton Dickinson & Co	67,340
800		Biomet, Inc	35,552
2,320	*	Boston Scientific Corp	99,296
200	*	Bruker BioSciences Corp	974
300	*	Cardiac Science, Inc	735
350	*	Closure Medical Corp	8,789
100	*	Cytyc Corp	2,537
300		Dentsply International, Inc	15,630
100	*	Edwards Lifesciences Corp	3,485
100	*	Faro Technologies, Inc	2,567
940		Guidant Corp	52,527
593	*	Invision Technologies, Inc	29,591
100	*	Ista Pharmaceuticals, Inc	1,045
500	*	KLA-Tencor Corp	24,690
200	*	Lexar Media, Inc	1,336
4,766		Medtronic, Inc	232,200
71	*	MKS Instruments, Inc	1,620
200		Movado Group, Inc	3,450
500	*	Nanogen, Inc	3,360
100		Oakley, Inc	1,294

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
900		PerkinElmer, Inc	18,036
700	*	St. Jude Medical, Inc	52,955
1,400		Stryker Corp	77,000
200		Teleflex, Inc	10,030
700	*	Thermo Electron Corp	21,518
300	*	TriPath Imaging, Inc	2,823
200	*	Varian Medical Systems, Inc	15,870
300	*	Waters Corp	14,334
700	*	Zimmer Holdings, Inc	61,740

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,031,348

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
1,200		AON Corp	34,164
100		Brown & Brown, Inc	4,310
300		Gallagher (Arthur J.) & Co	9,135
2,500		Marsh & McLennan Cos, Inc	113,450
1,165	*	Medco Health Solutions, Inc	43,688

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	204,747

INSURANCE CARRIERS - 5.36%
441		Aetna, Inc	37,485
1,600		Aflac, Inc	65,296
85	*	Alleghany Corp	24,395
100		Ambac Financial Group, Inc	7,344
7,700		American International Group, Inc	548,856
506	*	Anthem, Inc	45,317
500		Chubb Corp	34,090
500		Cigna Corp	34,405
630		Cincinnati Financial Corp	27,418
300		Erie Indemnity Co (Class A)	14,034
69		Fidelity National Financial, Inc	2,576
649		Hartford Financial Services Group, Inc	44,612
200	*	Health Net, Inc	5,300
600	*	Humana, Inc	10,140
300		Jefferson-Pilot Corp	15,240
800		Lincoln National Corp	37,800
300		MBIA, Inc	17,136
100		MGIC Investment Corp	7,586
300		Oxford Health Plans, Inc	16,512
200	*	Pacificare Health Systems, Inc	7,732
468		Phoenix Cos, Inc	5,733
100	*	PMA Capital Corp (Class A)	900
900		Principal Financial Group	31,302
500		Progressive Corp	42,650
2,050		Prudential Financial, Inc	95,264
400		Safeco Corp	17,600
916		St. Paul Travelers Cos, Inc	37,135
2,082		UnitedHealth Group, Inc	129,605
700		UnumProvident Corp	11,130
500	*	Wellpoint Health Networks, Inc	56,005

		TOTAL INSURANCE CARRIERS	1,430,598

LEATHER AND LEATHER PRODUCTS - 0.04%
252	*	Coach, Inc	11,388

		TOTAL LEATHER AND LEATHER PRODUCTS	11,388

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	3,672

		TOTAL LUMBER AND WOOD PRODUCTS	3,672

METAL MINING - 0.10%
267	*	Cleveland-Cliffs, Inc	15,056
900		Royal Gold, Inc	12,753

		TOTAL METAL MINING	27,809

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
200		Callaway Golf Co	2,268
271	*	K2, Inc	4,255
1,742		Mattel, Inc	31,792

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	38,315

MISCELLANEOUS RETAIL - 1.72%
486	*	Amazon.com, Inc	26,438
1,500		CVS Corp	63,030
1,182	*	eBay, Inc	108,685
100		Michaels Stores, Inc	5,500
700	*	Office Depot, Inc	12,537
300		Omnicare, Inc	12,843
200		Petsmart, Inc	6,490
16	*	Priceline.com, Inc	431
1,307		Staples, Inc	38,308
300		Tiffany & Co	11,055
604	*	Toys ‘R’ Us, Inc	9,622
3,500		Walgreen Co	126,735
840		World Fuel Services Corp	37,867

		TOTAL MISCELLANEOUS RETAIL	459,541

MOTION PICTURES - 1.92%
8,496	*	Liberty Media Corp (Class A)	76,379
915		Metro-Goldwyn-Mayer, Inc	11,072
200		Regal Entertainment Group (Class A)	3,620
12,764	*	Time Warner, Inc	224,391
7,767		Walt Disney Co	197,981

		TOTAL MOTION PICTURES	513,443

NONDEPOSITORY INSTITUTIONS - 4.27%
200		Advanta Corp (Class A)	4,386
299		American Capital Strategies Ltd	8,378
4,753		American Express Co	244,209
750		Capital One Financial Corp	51,285
823		CIT Group, Inc	31,513
750		Countrywide Financial Corp	52,688
4,500		Fannie Mae	321,120
3,200		Freddie Mac	202,560
4,171		MBNA Corp	107,570
1,723	*	Providian Financial Corp	25,276
1,900		SLM Corp	76,855
100		Student Loan Corp	13,650

		TOTAL NONDEPOSITORY INSTITUTIONS	1,139,490

NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
900		Amcol International Corp	17,055
700		Vulcan Materials Co	33,285

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	50,340

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 3.48%
2,106		Anadarko Petroleum Corp	123,412
2,702		Apache Corp	117,672
600	*	Callon Petroleum Co	8,556
400	*	Cheniere Energy, Inc	7,828
1,191		Chesapeake Energy Corp	17,532
267	*	Cimarex Energy Co	8,071
174	*	Clayton Williams Energy, Inc	4,159
200	*	Comstock Resources, Inc	3,892
300	*	Delta Petroleum Corp	4,035
600	*	Denbury Resources, Inc	12,570
1,817		Devon Energy Corp	119,922
400	*	Edge Petroleum Corp	6,800
500	*	Energy Partners Ltd	7,650
800		ENSCO International, Inc	23,280
1,388		EOG Resources, Inc	82,877
399	*	Forest Oil Corp	10,901
500	*	FX Energy, Inc	4,455
900	*	Global Industries Ltd	5,148
1,800	*	Grey Wolf, Inc	7,632
200	*	Harvest Natural Resources, Inc	2,982
404		Helmerich & Payne, Inc	10,565
118	*	Houston Exploration Co	6,117
500	*	KCS Energy, Inc	6,660
358	*	Magnum Hunter Resources, Inc	3,716
1,100	*	Meridian Resource Corp	7,634
1,300	*	Mission Resources Corp	7,410
300	*	Newfield Exploration Co	16,722
1,027		Noble Energy, Inc	52,377
428		Patterson-UTI Energy, Inc	14,299
200	*	Petroleum Development Corp	5,484
1,009		Pioneer Natural Resources Co	35,396
529	*	Plains Exploration & Production Co	9,707
500		Pogo Producing Co	24,700
1,100	*	Pride International, Inc	18,821
400		Range Resources Corp	5,840
359	*	Rowan Cos, Inc	8,734
100	*	Stone Energy Corp	4,568
400	*	Swift Energy Co	8,824
500		Tidewater, Inc	14,900
2,991	*	Transmontaigne, Inc	16,092
100	*	Varco International, Inc	2,189
500	*	Veritas DGC, Inc	11,575
731		Vintage Petroleum, Inc	12,405
1,453		XTO Energy, Inc	43,285

		TOTAL OIL AND GAS EXTRACTION	927,394

PAPER AND ALLIED PRODUCTS - 0.70%
2,000		Kimberly-Clark Corp	131,760
800		MeadWestvaco Corp	23,512
1,000		Sonoco Products Co	25,500
100		Temple-Inland, Inc	6,925

		TOTAL PAPER AND ALLIED PRODUCTS	187,697

PETROLEUM AND COAL PRODUCTS - 0.58%
756		Frontier Oil Corp	16,020

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
400	*	Giant Industries, Inc	8,800
548	*	Headwaters, Inc	14,210
900		Sunoco, Inc	57,258
800		Valero Energy Corp	59,008

		TOTAL PETROLEUM AND COAL PRODUCTS	155,296

PRIMARY METAL INDUSTRIES - 0.95%
555	*	Andrew Corp	11,106
689	*	Century Aluminum Co	17,080
900		Engelhard Corp	29,079
100		Gibraltar Steel Corp	3,282
400	*	Imco Recycling, Inc	5,288
300	*	International Steel Group, Inc	8,925
300	*	Lone Star Technologies, Inc	8,268
100	*	Maverick Tube Corp	2,626
197		Mueller Industries, Inc	7,053
500	*	NS Group, Inc	8,220
540		Nucor Corp	41,450
1,805		Ryerson Tull, Inc	28,663
672		Schnitzer Steel Industries, Inc (Class A)	22,821
259	*	Steel Dynamics, Inc	7,415
400	*	Wheeling-Pittsburgh Corp	8,344
2,105		Worthington Industries, Inc	43,216

		TOTAL PRIMARY METAL INDUSTRIES	252,836

PRINTING AND PUBLISHING - 1.03%
400		Dow Jones & Co, Inc	18,040
943		McGraw-Hill Cos, Inc	72,206
522		New York Times Co (Class A)	23,339
400		R.R. Donnelley & Sons Co	13,208
100		Scripps (E.W.) Co (Class A)	10,500
975		Tribune Co	44,402
100		Washington Post Co (Class B)	93,001

		TOTAL PRINTING AND PUBLISHING	274,696

RAILROAD TRANSPORTATION - 0.32%
3,185		Norfolk Southern Corp	84,466

		TOTAL RAILROAD TRANSPORTATION	84,466

REAL ESTATE - 0.00%
100	*	Stewart Enterprises, Inc (Class A)	814

		TOTAL REAL ESTATE	814

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
67		Bandag, Inc	2,984
200		Cooper Tire & Rubber Co	4,600
100		Reebok International Ltd	3,598
70	*	Sealed Air Corp	3,729
185	*	Vans, Inc	3,802

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	18,713

SECURITY AND COMMODITY BROKERS - 1.81%
300		A.G. Edwards, Inc	10,209
811	*	Ameritrade Holding Corp	9,205
3,500		Charles Schwab Corp	33,635
100		Eaton Vance Corp	3,821
300		Federated Investors, Inc (Class B)	9,102

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
900		Franklin Resources, Inc	45,072
1,210		Goldman Sachs Group, Inc	113,934
1,700	*	Instinet Group, Inc	8,976
500		Janus Capital Group, Inc	8,245
200		Legg Mason, Inc	18,202
3,436		Merrill Lynch & Co, Inc	185,475
69	*	Piper Jaffray Cos	3,121
300		SEI Investments Co	8,712
500		T Rowe Price Group, Inc	25,200

		TOTAL SECURITY AND COMMODITY BROKERS	482,909

SPECIAL TRADE CONTRACTORS - 0.03%
500	*	Integrated Electrical Services, Inc	4,025
518	*	Quanta Services, Inc	3,222

		TOTAL SPECIAL TRADE CONTRACTORS	7,247

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
100		Apogee Enterprises, Inc	1,040
51	*	Cabot Microelectronics Corp	1,561
100		CARBO Ceramics, Inc	6,825
3,427	*	Corning, Inc	44,757
4		Eagle Materials, Inc	284
14		Eagle Materials, Inc (Class B)	970

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	55,437

TRANSPORTATION BY AIR - 0.64%
200	*	Airtran Holdings, Inc	2,828
945	*	AMR Corp	11,444
300	*	Atlantic Coast Airlines Holdings, Inc	1,722
700	*	Continental Airlines, Inc (Class B)	7,959
800	*	Delta Air Lines, Inc	5,696
838		FedEx Corp	68,456
321	*	Frontier Airlines, Inc	3,492
150	*	JetBlue Airways Corp	4,407
390	*	Mesa Air Group, Inc	3,155
267		Skywest, Inc	4,648
3,389		Southwest Airlines Co	56,834

		TOTAL TRANSPORTATION BY AIR	170,641

TRANSPORTATION EQUIPMENT - 1.19%
100		ArvinMeritor, Inc	1,957
800		Autoliv, Inc	33,760
2,800	*	BE Aerospace, Inc	21,224
558		Brunswick Corp	22,766
700		Dana Corp	13,720
3,600		Delphi Corp	38,448
904	*	Fleetwood Enterprises, Inc	13,153
200		Gentex Corp	7,936
1,400		Genuine Parts Co	55,552
1,129		Harley-Davidson, Inc	69,930
300	*	Sports Resorts International, Inc	1,140
300		Standard Motor Products, Inc	4,419
800	*	Tenneco Automotive, Inc	10,584
100	*	TRW Automotive Holdings Corp	1,885
1,400		Visteon Corp	16,338
141	*	Wabash National Corp	3,885

		TOTAL TRANSPORTATION EQUIPMENT	316,697

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.09%
500		GATX Corp	13,600
421		Sabre Holdings Corp	11,666

		TOTAL TRANSPORTATION SERVICES	25,266

TRUCKING AND WAREHOUSING - 0.58%
2,044		United Parcel Service, Inc (Class B)	153,647

		TOTAL TRUCKING AND WAREHOUSING	153,647

WATER TRANSPORTATION - 0.05%
400	*	Gulfmark Offshore, Inc	6,312
600	*	Hornbeck Offshore Services, Inc	7,842

		TOTAL WATER TRANSPORTATION	14,154

WHOLESALE TRADE-DURABLE GOODS - 2.80%
100	*	Apogent Technologies, Inc	3,200
400		Barnes Group, Inc	11,592
100		CDW Corp	6,376
80		Commercial Metals Co	2,596
1,000		IKON Office Solutions, Inc	11,470
100	*	Ingram Micro, Inc (Class A)	1,447
11,436		Johnson & Johnson	636,985
200	*	Patterson Dental Co	15,298
450		Reliance Steel & Aluminum Co	18,144
200	*	Safeguard Scientifics, Inc	460
700		W.W. Grainger, Inc	40,250

		TOTAL WHOLESALE TRADE-DURABLE GOODS	747,818

WHOLESALE TRADE-NONDURABLE GOODS - 1.21%
600	*	Allscripts Healthcare Solutions, Inc	4,704
1,794		Cardinal Health, Inc	125,670
1,500		McKesson Corp	51,495
400	*	Metals USA, Inc	7,152
1,206		Perrigo Co	22,878
1,720	*	Plains Resources, Inc	29,154
478	*	Priority Healthcare Corp (Class B)	10,955
100		Russell Corp	1,796
200		Stride Rite Corp	2,206
1,876		Sysco Corp	67,292

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	323,302

		TOTAL COMMON STOCKS (Cost $29,334,636)	26,453,650

		TOTAL PORTFOLIO - 99.14% (Cost $29,336,344)	26,455,769
		OTHER ASSETS & LIABILITIES, NET - 0.86%	229,756

		NET ASSETS -100.00%	$26,685,525

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Large-Cap Value Fund

TIAA-CREF LIFE FUNDS
Large-Cap Value Fund
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

SHARES			VALUE
COMMON STOCKS - 100.02%
AMUSEMENT AND RECREATION SERVICES - 0.43%
6,540	*	Life Time Fitness, Inc	$137,340

		TOTAL AMUSEMENT AND RECREATION SERVICES	137,340

APPAREL AND ACCESSORY STORES - 0.59%
4,807		Talbots, Inc	188,194

		TOTAL APPAREL AND ACCESSORY STORES	188,194

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
405		VF Corp	19,724

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	19,724

BUSINESS SERVICES - 2.81%
4,786	*	Computer Sciences Corp	222,214
5,515	*	Interpublic Group Of Cos, Inc	75,721
14,200	*	Manugistics Group, Inc	46,434
15,167		Microsoft Corp	433,170
29,363	*	Sun Microsystems, Inc	127,435

		TOTAL BUSINESS SERVICES	904,974

CHEMICALS AND ALLIED PRODUCTS - 3.14%
10,475		Bristol-Myers Squibb Co	256,638
3,008		Clorox Co	161,770
9,932		Merck & Co, Inc	471,770
3,352		Wyeth	121,208

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,011,386

COMMUNICATIONS - 7.84%
4,977		AT&T Corp	72,814
11,525	*	Comcast Corp (Class A)	323,046
55,455	*	Lucent Technologies, Inc	209,620
40,064	*	Qwest Communications International, Inc	143,830
22,937		SBC Communications, Inc	556,222
17,790		Sprint Corp (FON Group)	313,104
12,586		Verizon Communications, Inc	455,487
12,562		Viacom, Inc (Class B)	448,715

		TOTAL COMMUNICATIONS	2,522,838

DEPOSITORY INSTITUTIONS - 19.10%
13,050		Bank Of America Corp	1,104,291
16,681		Bank One Corp	850,731
28,564		Citigroup, Inc	1,328,226
9,299		Comerica, Inc	510,329
6		First National Bankshares of Florida, Inc	114
2,718		J.P. Morgan Chase & Co	105,377
15,892		National City Corp	556,379
9,585		New York Community Bancorp, Inc	188,154
7,742		North Fork Bancorp, Inc	294,583
9,526		Northern Trust Corp	402,759
16,435		U.S. Bancorp	452,949
1,524		Wachovia Corp	67,818
4,891		Wells Fargo & Co	279,912

		TOTAL DEPOSITORY INSTITUTIONS	6,141,622

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
EATING AND DRINKING PLACES - 0.53%
4,926	*	Brinker International, Inc	168,075

		TOTAL EATING AND DRINKING PLACES	168,075

ELECTRIC, GAS, AND SANITARY SERVICES - 7.71%
10,712	*	Allegheny Energy, Inc	165,072
20,078	*	Calpine Corp	86,737
2,208		E.ON AG. (Spon ADR)	160,058
5,565		Entergy Corp	311,696
371		Equitable Resources, Inc	19,184
13,061		Exelon Corp	434,801
364		Kinder Morgan, Inc	21,582
516		MDU Resources Group, Inc	12,399
4,746	*	NRG Energy, Inc	117,701
14,676	*	PG&E Corp	410,047
5,093		TXU Corp	206,317
11,297		Waste Management, Inc	346,253
15,761		Williams Cos, Inc	187,556

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,479,403

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 6.52%
52,028		General Electric Co	1,685,707
12,900		Nintendo Co Ltd	187,050
10,241		STMicroelectronics NV	225,404

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,098,161

ENGINEERING AND MANAGEMENT SERVICES - 2.84%
18,186		Monsanto Co	700,161
17,397		Servicemaster Co	214,331

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	914,492

FABRICATED METAL PRODUCTS - 1.48%
10,045		Masco Corp	313,203
44,347	*	Tower Automotive, Inc	161,423

		TOTAL FABRICATED METAL PRODUCTS	474,626

FOOD AND KINDRED PRODUCTS - 1.10%
4,329		Anheuser-Busch Cos, Inc	233,766
2,350		Coca-Cola Co	118,628

		TOTAL FOOD AND KINDRED PRODUCTS	352,394

FOOD STORES - 0.91%
11,564	*	Safeway, Inc	293,032

		TOTAL FOOD STORES	293,032

FORESTRY - 1.89%
9,611		Weyerhaeuser Co	606,646

		TOTAL FORESTRY	606,646

GENERAL MERCHANDISE STORES - 0.80%
4,697		Federated Department Stores, Inc	230,623
232	*	Kmart Holding Corp	16,658
196		Neiman Marcus Group, Inc (Class A)	10,907

		TOTAL GENERAL MERCHANDISE STORES	258,188

HEALTH SERVICES - 1.07%
25,666	*	Tenet Healthcare Corp	344,181

		TOTAL HEALTH SERVICES	344,181

HOLDING AND OTHER INVESTMENT OFFICES - 4.25%
2,700		AMB Property Corp	93,501
4,526		Apartment Investment & Management Co (Class A)	140,894
2,499		AvalonBay Communities, Inc	141,243
3,530		Boston Properties, Inc	176,782
2		Cross Timbers Royalty Trust	55
8,050		iShares Russell 1000 Value Index Fund	483,483
4,682		Prologis	154,131

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
7,602		Ventas, Inc	177,507

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,367,596

HOTELS AND OTHER LODGING PLACES - 0.66%
11,303		Hilton Hotels Corp	210,914

		TOTAL HOTELS AND OTHER LODGING PLACES	210,914

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.67%
11,408	*	AGCO Corp	232,381
7,805	*	Emulex Corp	111,690
16,269		Hewlett-Packard Co	343,276
3,250		International Business Machines Corp	286,488
7,742	*	Maxtor Corp	51,329
23,877	*	Solectron Corp	154,484

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,179,648

INSTRUMENTS AND RELATED PRODUCTS - 0.37%
5,500		Applera Corp (Applied Biosystems Group)	119,625

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	119,625

INSURANCE CARRIERS - 5.14%
5,664		Aegon NV (ARS)	68,648
2,041		Aetna, Inc	173,485
2,608		Allstate Corp	121,402
5,009		American International Group, Inc	357,042
3,457		Lincoln National Corp	163,343
2,882		Prudential Financial, Inc	133,927
13,207		UnumProvident Corp	209,991
5,625		XL Capital Ltd (Class A)	424,463

		TOTAL INSURANCE CARRIERS	1,652,301

MISCELLANEOUS RETAIL - 0.54%
8,500	*	Office Depot, Inc	152,235
584		Liz Claiborne, Inc	21,012

		TOTAL MISCELLANEOUS RETAIL	173,247

MOTION PICTURES - 2.58%
47,231	*	Time Warner, Inc	830,321

		TOTAL MOTION PICTURES	830,321

NONDEPOSITORY INSTITUTIONS - 2.26%
3,926		Fannie Mae	280,159
7,065		Freddie Mac	447,215

		TOTAL NONDEPOSITORY INSTITUTIONS	727,374

OIL AND GAS EXTRACTION - 1.23%
6,087		Pioneer Natural Resources Co	213,532
418		Pogo Producing Co	20,649
7,302	*	Varco International, Inc	159,841

		TOTAL OIL AND GAS EXTRACTION	394,022

PETROLEUM AND COAL PRODUCTS - 8.45%
5,959		ChevronTexaco Corp	560,801
3,635		ConocoPhillips	277,314
35,713		ExxonMobil Corp	1,586,014
16,992		Lyondell Chemical Co	295,491

		TOTAL PETROLEUM AND COAL PRODUCTS	2,719,620

PRINTING AND PUBLISHING - 0.75%
3,328		Knight Ridder, Inc	239,616

		TOTAL PRINTING AND PUBLISHING	239,616

RAILROAD TRANSPORTATION - 0.45%
4,427		CSX Corp	145,073

		TOTAL RAILROAD TRANSPORTATION	145,073

REAL ESTATE - 0.02%
138		Forest City Enterprises, Inc (Class A)	7,314

		TOTAL REAL ESTATE	7,314

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
SECURITY AND COMMODITY BROKERS - 2.54%
5,607		A.G. Edwards, Inc	190,806
1,119		Goldman Sachs Group, Inc	105,365
15,596		Janus Capital Group, Inc	257,178
4,855		Merrill Lynch & Co, Inc	262,073

		TOTAL SECURITY AND COMMODITY BROKERS	815,422

STONE, CLAY, AND GLASS PRODUCTS - 0.84%
5,953	*	Corning, Inc	77,746
200		Lafarge North America, Inc	8,660
10,475	b*	USG Corp	184,151

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	270,557

TOBACCO PRODUCTS - 3.75%
24,080		Altria Group, Inc	1,205,204

		TOTAL TOBACCO PRODUCTS	1,205,204

TRANSPORTATION BY AIR - 0.50%
3,575	*	Gol Linhas Aereas Inteligentes S.A.	60,775
9,020	*	Northwest Airlines Corp	100,302

		TOTAL TRANSPORTATION BY AIR	161,077

TRANSPORTATION EQUIPMENT - 2.62%
867		Boeing Co	44,295
67		Genuine Parts Co	2,659
8,618		Lockheed Martin Corp	448,825
3,809		United Technologies Corp	348,447

		TOTAL TRANSPORTATION EQUIPMENT	844,226

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
3,106		AmerisourceBergen Corp	185,678

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	185,678

		TOTAL COMMON STOCKS (Cost $29,418,152)	32,164,111

		TOTAL PORTFOLIO—100.02% (Cost $29,418,152)	32,164,111
		OTHER ASSETS & LIABILITIES, NET—(0.02%)	(6,291)

		NET ASSETS—100.00%	$32,157,820

	*	Non-income producing

	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS
Small-Cap Equity Fund
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

SHARES/PRINCIPAL			VALUE
CORPORATE BONDS - 0.01%
REAL ESTATE - 0.01%
5,000	*	Brookfield Homes Corp 12.00%, 06/30/20	5,163
		TOTAL REAL ESTATE	5,163

		TOTAL CORPORATE BONDS (Cost $3,665)	5,163

COMMON STOCKS - 99.59%
AGRICULTURAL PRODUCTION-CROPS - 0.09%
100		Alico, Inc	4,015
1,300		Delta & Pine Land Co	28,535

		TOTAL AGRICULTURAL PRODUCTION-CROPS	32,550

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.14%
100		Seaboard Corp	49,795

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	49,795

AMUSEMENT AND RECREATION SERVICES - 0.76%
1,900	*	Alliance Gaming Corp	32,604
2,000	*	Argosy Gaming Co	75,200
1,200	*	Aztar Corp	33,600
1,100	*	Bally Total Fitness Holding Corp	5,500
100		Churchill Downs, Inc	4,070
300		Dover Downs Gaming & Entertainment, Inc	3,375
500		Dover Motorsport, Inc	2,000
100	*	Gaylord Entertainment Co	3,139
600	*	Isle Of Capri Casinos, Inc	10,470
900	*	MTR Gaming Group, Inc	9,855
1,134	*	Penn National Gaming, Inc	37,649
3,300	*	Six Flags, Inc	23,958
500		Speedway Motorsports, Inc	16,720
700	*	WMS Industries, Inc	20,860
400		World Wrestling Federation Entertainment, Inc	5,100

		TOTAL AMUSEMENT AND RECREATION SERVICES	284,100

APPAREL AND ACCESSORY STORES - 1.49%
50	*	Aeropostale, Inc	1,346
150	*	Bebe Stores, Inc	3,000
200		Buckle, Inc	5,650
600		Burlington Coat Factory Warehouse Corp	11,580
300		Cato Corp (Class A)	6,735
266	*	Charlotte Russe Holding, Inc	5,687
4,100	*	Charming Shoppes, Inc	36,613
500	*	Children’s Place Retail Stores, Inc	11,760
1,400		Christopher & Banks Corp	24,794
100		Deb Shops, Inc	2,406
200	*	Dress Barn, Inc	3,424
700	*	Finish Line, Inc (Class A)	21,119
700	b*	Footstar, Inc	3,798
2,100	*	Genesco, Inc	49,623
3,800		Goody’s Family Clothing, Inc	39,406

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
200	*	Gymboree Corp	3,072
9,000	*	Hot Topic, Inc	184,410
460	*	Jo-Ann Stores, Inc	13,524
200	*	Mothers Work, Inc	4,114
2,700	*	Payless Shoesource, Inc	40,257
200	*	Shoe Carnival, Inc	3,002
1,385	*	Stage Stores, Inc	52,159
1,300	*	Too, Inc	21,710
200	*	Wet Seal, Inc (Class A)	1,046
600	*	Wilsons The Leather Experts, Inc	2,334

		TOTAL APPAREL AND ACCESSORY STORES	552,569

APPAREL AND OTHER TEXTILE PRODUCTS - 0.76%
6,400	*	Collins & Aikman Corp	35,776
300	*	Guess?, Inc	4,830
100	*	Hampshire Group Ltd	2,899
1,000		Kellwood Co	43,550
500		Oxford Industries, Inc	21,780
1,000		Phillips-Van Heusen Corp	19,250
6,400	*	Quiksilver, Inc	152,384

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	280,469

AUTO REPAIR, SERVICES AND PARKING - 0.17%
400		Central Parking Corp	7,476
900	*	Dollar Thrifty Automotive Group, Inc	24,696
800	*	Exide Technologies	16,360
200	*	Midas, Inc	3,480
400	*	Monro Muffler Brake, Inc	9,704

		TOTAL AUTO REPAIR, SERVICES AND PARKING	61,716

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
400	*	Asbury Automotive Group, Inc	6,000
700	*	Group 1 Automotive, Inc	23,247
300		Lithia Motors, Inc (Class A)	7,434
200	*	MarineMax, Inc	5,736
1,000		Sonic Automotive, Inc	22,150
700		United Auto Group, Inc	21,455
100	*	West Marine, Inc	2,685

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	88,707

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
352	*	Central Garden & Pet Co	12,591

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,591

BUSINESS SERVICES - 9.75%
900		Aaron Rents, Inc	29,826
1,500		ABM Industries, Inc	29,205
25	*	Activision, Inc	398
3,300	*	Administaff, Inc	54,780
6,900	*	Advent Software, Inc	124,683
1,100		Advo, Inc	36,212
74	*	Aether Systems, Inc	255
1,800	*	Agile Software Corp	15,750
4,933	*	AMN Healthcare Services, Inc	75,426
300	*	Ansoft Corp	4,578
526	*	Ansys, Inc	24,722
1,600	*	APAC Customer Services, Inc	2,768

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
300	*	Aquantive, Inc	2,964
1,200	*	Arbitron, Inc	43,824
5,777	*	Aspect Communications Corp	82,033
10,567	*	Aspen Technology, Inc	76,716
200	*	At Road, Inc	1,530
20,331	*	Atari, Inc	48,998
47	*	Autobytel, Inc	427
1,100	*	CACI International, Inc (Class A)	44,484
1,100	*	Cerner Corp	49,038
8,700	*	Ciber, Inc	71,514
1,215	*	Computer Horizons Corp	4,848
2,000	*	CSG Systems International, Inc	41,400
10,000	*	Cyberguard Corp	81,600
700	*	Datastream Systems, Inc	4,536
1,104	*	Digital Insight Corp	22,886
1,100	*	Digital River, Inc	35,893
25,335	*	Earthlink, Inc	262,217
1,149	*	Echelon Corp	12,857
340	*	Eclipsys Corp	5,188
4,800	*	eFunds Corp	84,000
700		Electro Rent Corp	7,329
700	*	Embarcadero Technologies, Inc	8,652
1,700	*	Epicor Software Corp	23,885
200	*	eSpeed, Inc (Class A)	3,530
36	*	Extreme Networks, Inc	199
1,100	*	F5 Networks, Inc	29,128
1,400	*	Filenet Corp	44,198
500	*	Freemarkets, Inc	3,260
34		Gevity HR, Inc	890
30		Grey Global Group, Inc	29,550
400	*	Group 1 Software, Inc	9,180
500		Healthcare Services Group	7,650
600	*	Heidrick & Struggles International, Inc	17,808
1,400	*	Hyperion Solutions Corp	61,208
200	*	ICT Group, Inc	1,828
1,214	*	infoUSA, Inc	12,310
1,600	*	Intelidata Technologies Corp	1,056
1,448	*	Intergraph Corp	37,445
13,200	*	Internet Security Systems, Inc	202,488
500		Interpool, Inc	8,438
300	*	Intrado, Inc	4,827
1,600	*	Ipass, Inc	16,944
1,100	*	JDA Software Group, Inc	14,487
750	*	Kana Software, Inc	1,785
11,500	*	Keane, Inc	157,435
673		Kelly Services, Inc (Class A)	20,055
600	*	Keynote Systems, Inc	8,250
500	*	KFX ,Inc	3,810
1,300	*	Kroll, Inc	47,944
1,200	*	Kronos, Inc	49,440
1,500	*	Labor Ready, Inc	23,250
2,006	*	Lawson Software, Inc	14,202
3,100	*	Looksmart Ltd	6,727
500	*	Mantech International Corp (Class A)	9,385
641	*	Manugistics Group, Inc	2,096
700	*	MAPICS, Inc	7,392
300	*	Marketwatch.com, Inc	3,519

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
11,000	*	Medical Staffing Network Holdings, Inc	70,840
400	*	MedQuist, Inc	4,580
1,764	*	Memberworks, Inc	52,250
2,600	*	Mentor Graphics Corp	40,222
400	*	MicroStrategy, Inc	17,080
1,800	*	Mindspeed Technologies, Inc	8,928
516	*	Mobius Management Systems, Inc	3,163
3,700	*	MPS Group, Inc	44,844
5,300	*	MRO Software, Inc	72,133
900	*	MSC.Software Corp	8,055
500	*	Nassda Corp	2,070
300	*	National Processing, Inc	8,625
735	*	NCO Group, Inc	19,617
1,400		NDCHealth Corp	32,480
100	*	Neoforma, Inc	1,214
600	*	Neoware Systems, Inc	4,962
1,600	*	NETIQ Corp	21,120
100	*	Netratings, Inc	1,629
800	*	Netscout Systems, Inc	5,272
1,100	*	NIC, Inc	7,887
400	*	Opnet Technologies, Inc	5,240
600	*	PalmSource, Inc	10,284
300	*	PDI, Inc	9,099
300	*	PEC Solutions, Inc	3,579
900	*	Pegasus Solutions, Inc	11,817
2,900	*	Perot Systems Corp (Class A)	38,483
500	*	Portfolio Recovery Associates, Inc	13,785
1,112	*	Progress Software Corp	24,097
500		QAD, Inc	5,305
100	*	Quality Systems, Inc	4,909
1,456	*	Quest Software, Inc	18,782
800	*	R.H. Donnelley Corp	34,992
700	*	Radiant Systems, Inc	3,283
730	*	Radisys Corp	13,556
1,910	*	Raindance Communications, Inc	3,973
80	*	Redback Networks, Inc	513
88	*	Redback Networks, Inc Wts 01/02/11	502
83	*	Redback Networks, Inc Wts 01/02/11	407
700	*	Register.com, Inc	4,172
200		Renaissance Learning, Inc	4,484
500		Rollins, Inc	11,505
1,300	*	Roxio, Inc	6,383
39	*	RSA Security, Inc	798
13,446	*	S1 Corp	133,653
800	*	SAFLINK Corp	1,880
500	*	SM&A	4,325
700	*	Sohu.com, Inc	13,916
500	*	SPSS, Inc	8,985
3,450		SS&C Technologies, Inc	64,515
1,200	*	SupportSoft, Inc	10,416
900	*	Sykes Enterprises, Inc	6,804
800	*	Synplicity, Inc	4,799
200		Syntel, Inc	3,310
500		Talx Corp	12,215
10,076	*	TeleTech Holdings, Inc	88,367
500	*	TheStreet.com, Inc	1,860
1,000	*	THQ, Inc	22,900

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
500	*	Tier Technologies, Inc (Class B)	4,870
3,000	*	Titan Corp	38,940
1,400	*	Transaction Systems Architects, Inc (Class A)	30,142
500	*	Trizetto Group, Inc	3,350
7,800	*	Tyler Technologies, Inc	73,788
2,100	*	United Rentals, Inc	37,569
700	*	Universal Compression Holdings, Inc	21,476
800	*	Verity, Inc	10,808
1,400	*	VitalWorks, Inc	4,844
300	*	Volt Information Sciences, Inc	9,453
999	*	WebEx Communications, Inc	21,738
800	*	Websense, Inc	29,784
2,800	*	Wind River Systems, Inc	32,928

		TOTAL BUSINESS SERVICES	3,631,690

CHEMICALS AND ALLIED PRODUCTS - 5.48%
12,400	*	Abgenix, Inc	145,328
600		Aceto Corp	10,560
200	*	Adolor Corp	2,536
5,800	*	Albany Molecular Research, Inc	74,994
4,700		Albemarle Corp	148,755
100	*	Alexion Pharmaceuticals, Inc	1,860
1,600	*	Alkermes, Inc	21,760
800		Arch Chemicals, Inc	23,056
700	*	Arena Pharmaceuticals, Inc	3,822
400	*	AVI BioPharma, Inc	976
100	*	Benthley Pharmaceuticals, Inc	1,374
500		Calgon Carbon Corp	3,350
500	*	Cell Therapeutics, Inc	3,685
500	*	Chattem, Inc	14,435
800	*	Columbia Laboratories, Inc	2,768
200	*	Corixa Corp	934
105	*	DEL Laboratories, Inc	3,257
400	*	Dendreon Corp	4,900
800		Diagnostic Products Corp	35,152
1,100	*	Durect Corp	3,839
600	*	Elizabeth Arden, Inc	12,624
14,129	*	Enzon, Inc	180,286
748	*	First Horizon Pharmaceutical	14,137
2,900	*	FMC Corp	125,019
1,850	*	Genta, Inc	4,625
3,000		Georgia Gulf Corp	107,580
600	*	Guilford Pharmaceuticals, Inc	2,850
1,100		H.B. Fuller Co	31,240
2,300	*	Human Genome Sciences, Inc	26,749
400	*	Immucor, Inc	13,020
100		Inter Parfums, Inc	2,085
4,002	*	Kos Pharmaceuticals, Inc	131,946
154		Kronos Worldwide, Inc	5,267
500	*	Lannett Co, Inc	7,510
2,280	*	Ligand Pharmaceuticals, Inc (Class B)	39,626
1,800		MacDermid, Inc	60,930
1,700	*	Medicines Co	51,867
2,200	*	Nabi Biopharmaceuticals	31,284
2,997		Nature’s Sunshine Products, Inc	42,677
3,600	*	NewMarket Corp	77,292
4,200		NL Industries, Inc	60,900

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
800	*	Noven Pharmaceuticals, Inc	17,616
400		Octel Corp	10,532
1,100	*	OM Group, Inc	36,311
1,300	*	Omnova Solutions, Inc	7,930
3,900	*	Onyx Pharmaceuticals, Inc	165,204
900	*	OSI Pharmaceuticals, Inc	63,396
1,200	*	Palatin Technologies, Inc	5,052
4,592	*	Peregrine Pharmaceuticals, Inc	6,750
400	*	Pharmion Corp	19,568
3,600	*	PolyOne Corp	26,784
1,400	*	Pozen, Inc	9,576
300	*	Praecis Pharmaceuticals, Inc	1,140
25	*	Quidel Corp	147
300	*	Revlon, Inc (Class A)	885
700	*	Salix Pharmaceuticals Ltd	23,065
900	*	Serologicals Corp	17,991
744	*	Sirna Therapeutics, Inc	2,187
9,000	b*	Solutia, Inc	2,070
100		Stepan Co	2,615
200	*	SuperGen, Inc	1,290
471	*	SurModics, Inc	11,605
700	*	Third Wave Technologies, Inc	3,143
1,600	*	Unifi, Inc	4,688
200	*	USANA Health Sciences, Inc	6,216
3,200		USEC, Inc	28,064
16	*	Vertex Pharmaceuticals, Inc	173
800	*	Vicuron Pharmaceuticals, Inc	10,048
300	*	Virbac Corp	795
2,500	*	WR Grace & Co	15,500
200	*	Zymogenetics, Inc	3,800

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,040,996

COMMUNICATIONS - 1.50%
300	*	Acme Communication, Inc	2,070
3,700	*	Alaska Communications Systems Group, Inc	22,570
100	*	Beasley Broadcast Group, Inc (Class A)	1,496
4,400	*	Boston Communications Group	45,100
400	*	Centennial Communications Corp	2,860
10,115	*	Charter Communications, Inc (Class A)	39,651
800	*	Commonwealth Telephone Enterprises, Inc	35,816
200	*	Crown Media Holdings, Inc (Class A)	1,704
700		CT Communications, Inc	10,535
253		D&E Communications, Inc	3,395
1,100	*	Digital Generation Systems	1,628
1,088	*	Dobson Communications Corp (Class A)	3,547
1,700	*	Emmis Communications Corp (Class A)	35,666
1,300	*	General Communication, Inc (Class A)	10,322
1,500		Gray Television, Inc	20,835
300	*	Hungarian Telephone & Cable	2,910
2,200	*	Infonet Services Corp (Class B)	3,850
1,638	*	Insight Communications Co, Inc	15,168
600	*	j2 Global Communications, Inc	16,680
1,000		Liberty Corp	46,950
19	*	Lightbridge, Inc	106
400	*	Lodgenet Entertainment Corp	6,600
700	*	Mastec, Inc	3,801
2,500	*	McLeodUSA, Inc (Class A)	1,200

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
2,240	*	Mediacom Communications Corp	17,517
700	*	Metro One Telecommunications, Inc	1,029
700	*	Net2Phone, Inc	3,171
600		North Pittsburgh Systems, Inc	12,030
168	*	Pegasus Communications Corp	4,109
8,800	*	Price Communications Corp	129,888
2,600	*	Primus Telecommunications Group	13,208
1,769	*	PTEK Holdings, Inc	20,397
1,500	b*	RCN Corp	195
30	*	Regent Communications, Inc	186
200		Shenandoah Telecom Co	5,400
931	*	Talk America Holdings, Inc	7,141
1,500	*	Time Warner Telecom, Inc (Class A)	6,285
900	*	Triton PCS Holdings, Inc (Class A)	3,924
1,000	f*	Wiltel Communications Escrow Rts	0

		TOTAL COMMUNICATIONS	558,940

DEPOSITORY INSTITUTIONS - 9.02%
1,200		1st Source Corp	29,976
400		ABC Bancorp	8,136
200		American National Bankshares, Inc	4,356
430	*	AmericanWest Bancorp	8,235
2,947		Anchor Bancorp Wisconsin, Inc	77,919
262		Arrow Financial Corp	7,978
91		Bancfirst Corp	5,437
400		Bank Of The Ozarks, Inc	9,320
1,600		BankAtlantic Bancorp, Inc (Class A)	29,520
900	*	BankUnited Financial Corp (Class A)	23,220
436		Banner Corp	12,670
200		Berkshire Hills Bancorp, Inc	7,420
900		Boston Private Financial Holdings, Inc	20,844
296		Bryn Mawr Bank Corp	6,734
100		C&F Financial Corp	3,353
800		Camden National Corp	26,456
80		Capital City Bank Group, Inc	3,167
194		Capital Corp of the West	7,535
600		Cascade Bancorp	11,088
128		Cavalry Bancorp, Inc	2,045
600		CB Bancshares, Inc	55,920
400		Center Financial Corp	6,060
410	*	Central Coast Bancorp	7,503
600		Central Pacific Financial Corp	16,500
100		Century Bancorp, Inc (Class A)	3,289
850		Chemical Financial Corp	31,357
1,500		Citizens Banking Corp	46,575
300		Citizens First Bancorp, Inc	7,143
300		City Bank	9,606
600		City Holding Co	18,948
50		CNB Financial Corp	683
352		Coastal Financial Corp	5,262
300		Columbia Bancorp (Oregon)	4,146
505		Columbia Banking System, Inc	11,211
25		Commercial Bankshares, Inc	664
1,319	*	Commercial Capital Bancorp, Inc	22,911
3,000		Commercial Federal Corp	81,300
1,000		Community Bank System, Inc	22,790
1,368		Community Trust Bancorp, Inc	41,748

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
600		Corus Bankshares, Inc	24,666
1,338		CVB Financial Corp	29,142
1,150		Dime Community Bancshares	20,102
200		Eastern Virginia Bankshares, Inc	3,936
50		Exchange National Bancshares, Inc	1,460
500		Fidelity Bankshares, Inc	17,725
59		Fifth Third Bancorp	3,173
300		First Bancorp (North Carolina)	10,029
100		First Citizens Banc Corp	2,066
200		First Citizens Bancshares, Inc (Class A)	24,400
2,574		First Commonwealth Financial Corp	33,385
500		First Community Bancorp	19,220
761		First Federal Capital Corp	21,179
500		First Financial Bankshares, Inc	20,965
600		First Financial Corp (Indiana)	19,140
500		First Financial Holdings, Inc	14,405
100		First Financial Service Corp	2,440
100		First M & F Corp	3,114
700		First Merchants Corp	18,165
1,600		First National Bankshares of Florida, Inc	30,320
250		First Oak Brook Bancshares, Inc	7,575
100		First Of Long Island Corp	4,618
500		First Republic Bank	21,540
150		First South Bancorp, Inc	3,368
183		First State Bancorp	5,622
200		First United Corp	3,892
50		Firstbank Corp	1,483
1,600	*	FirstFed Financial Corp	66,560
300		Flag Financial Corp	3,876
1,100		Flagstar Bancorp, Inc	21,868
650		Flushing Financial Corp	11,473
100		FMS Financial Corp	1,746
300		FNB Corp (Virginia)	8,646
200		FNB Corp, Inc (North Carolina)	3,900
603		Frontier Financial Corp	21,069
125		GB&T Bancshares, Inc	2,988
896		Glacier Bancorp, Inc	25,240
1,400		Gold Banc Corp, Inc	21,700
500		Great Southern Bancorp, Inc	14,625
200		Greater Community Bancorp	2,854
100		Greene County Bancshares, Inc	2,250
1,000		Hancock Holding Co	29,060
800		Harbor Florida Bancshares, Inc	22,008
900		Harleysville National Corp	23,040
350		Heartland Financial U.S.A., Inc	6,423
400		Horizon Financial Corp	7,960
3,500		Hudson River Bancorp, Inc	59,745
613		Humboldt Bancorp	12,818
200		IberiaBank Corp	11,836
494		Independent Bank Corp (Massachusetts)	14,301
800		Independent Bank Corp (Michigan)	20,320
400		Interchange Financial Services Corp	9,952
187		International Bancshares Corp	7,583
600		Irwin Financial Corp	15,840
164	*	Itla Capital Corp	6,653
200		Lakeland Financial Corp	6,700
15		Macatawa Bank Corp	412

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
1,058		MAF Bancorp, Inc	45,155
500		Main Street Banks, Inc	14,050
430		MainSource Financial Group, Inc	8,739
700		MB Financial, Inc	25,767
600		MBT Financial Corp	10,932
815		Mid-State Bancshares	19,161
800		Nara Bancorp, Inc	13,704
100		NASB Financial, Inc	4,221
114		National Bankshares, Inc	4,731
22,341		NetBank, Inc	244,187
100		Northern States Financial Corp	2,710
100		Oak Hill Financial, Inc	3,150
200		OceanFirst Financial Corp	4,790
1,500	*	Ocwen Financial Corp	18,060
200		Old Second Bancorp, Inc	10,550
150		Oneida Financial Corp	1,545
300		PAB Bankshares, Inc	3,642
5,492		Pacific Capital Bancorp	154,490
300		Partners Trust Financial Group, Inc	5,880
320		Peapack Gladstone Financial Corp	10,278
320		Pennrock Financial Services Corp	9,664
110		Penns Woods Bancorp, Inc	4,896
420		Peoples Bancorp, Inc	11,168
350		Peoples Holding Co	12,096
440		PFF Bancorp, Inc	16,386
43		Provident Bancorp, Inc	490
1,163		Provident Bankshares Corp	33,541
600		Provident Financial Holdings	14,190
6,650		R & G Financial Corp (Class B)	219,849
315		Republic Bancorp, Inc (Class A) (Kentucky)	6,360
10		Republic Bancorp, Inc (Michigan)	139
2,400		S & T Bancorp, Inc	76,752
400		S.Y. Bancorp, Inc	9,364
200		Santander Bancorp	4,944
300		SCBT Financial Corp	9,045
400		Seacoast Banking Corp Of Florida	8,372
1,200		Seacoast Financial Services Corp	41,520
1,261		Second Bancorp, Inc	39,457
100		Security Bank Corp	3,475
122		Sierra Bancorp	1,935
1,200	*	Silicon Valley Bancshares	47,580
1,540		Simmons First National Corp (Class A)	40,086
15		Southside Bancshares, Inc	315
362		Southwest Bancorp, Inc	6,607
25		State Bancorp, Inc	629
200		State Financial Services Corp (Class A)	5,932
775		Sterling Financial Corp (Pennsylvania)	20,173
801	*	Sterling Financial Corp (Spokane)	25,528
15	*	Sun Bancorp, Inc (New Jersey)	324
100		Taylor Capital Group, Inc	2,175
800	*	Texas Capital Bancshares, Inc	13,280
1,000		Texas Regional Bancshares, Inc (Class A)	45,910
5,200		TierOne Corp	111,852
400		Trico Bancshares	7,560
2,600		Trustco Bank Corp NY	34,060
505		U.S.B. Holding Co, Inc	11,575
2,731		UMB Financial Corp	140,974

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
1,100		Umpqua Holdings Corp	23,089
300		Union Bankshares Corp	9,480
1,100		United Community Banks, Inc	27,698
3,330		United Community Financial Corp	43,290
762		Unizan Financial Corp	19,888
294		Virginia Financial Group, Inc	10,099
12		W Holding Co, Inc	206
100		Warwick Community Bancorp	3,205
36		Wayne Bancorp, Inc	1,036
700		Wesbanco, Inc	20,391
600		West Coast Bancorp	12,864
157	*	Western Sierra Bancorp	4,862
200		WSFS Financial Corp	9,734
100		Yadkin Valley Bank and Trust Co	1,296

		TOTAL DEPOSITORY INSTITUTIONS	3,360,684

EATING AND DRINKING PLACES - 1.96%
1,300		Bob Evans Farms, Inc	35,594
700	*	California Pizza Kitchen, Inc	13,412
2,550	*	CEC Entertainment, Inc	75,251
1,800	*	CKE Restaurants, Inc	23,994
2,500	*	Dave & Buster’s, Inc	46,975
800		IHOP Corp	28,608
2,600	*	Jack In The Box, Inc	77,220
1,900	*	Krispy Kreme Doughnuts, Inc	36,271
800		Landry’s Restaurants, Inc	23,912
553		Lone Star Steakhouse & Saloon, Inc	15,036
200	*	O’Charley’s, Inc	3,438
3,300	*	P.F. Chang’s China Bistro, Inc	135,795
1,707	*	Papa John’s International, Inc	50,425
1,200	*	Rare Hospitality International, Inc	29,880
3,895	*	Ryan’s Restaurant Group, Inc	61,541
2,235	*	Sonic Corp	50,846
800	*	The Steak N Shake Co	14,576
900		Triarc Cos (Class B)	9,153

		TOTAL EATING AND DRINKING PLACES	731,927

EDUCATIONAL SERVICES - 0.21%
300	*	Princeton Review, Inc	2,271
500		Strayer Education, Inc	55,785
500	*	Universal Technical Institute, Inc	19,985

		TOTAL EDUCATIONAL SERVICES	78,041

ELECTRIC, GAS, AND SANITARY SERVICES - 3.66%
1,857		Atmos Energy Corp	47,539
1,900		Avista Corp	34,998
1,100		Black Hills Corp	34,650
400		Cascade Natural Gas Corp	8,828
500	*	Casella Waste Systems, Inc (Class A)	6,575
3,100		Central Vermont Public Service Corp	63,519
600		CH Energy Group, Inc	27,864
100		Chesapeake Utilities Corp	2,270
200	*	Clean Harbors, Inc	1,896
1,700		Cleco Corp	30,566
2,500	*	Duratek, Inc	37,775
1,900	*	El Paso Electric Co	29,336
1,400		Energen Corp	67,186

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
200		EnergySouth, Inc	8,004
3,400		Idacorp, Inc	91,800
800		Laclede Group, Inc	21,928
700		MGE Energy, Inc	22,841
1,600		New Jersey Resources Corp	66,528
1,100		Northwest Natural Gas Co	33,550
900		Otter Tail Corp	24,174
8,850		PNM Resources, Inc	183,815
2,700		Resource America, Inc (Class A)	63,720
16,000	*	Sierra Pacific Resources	123,360
2,200	*	Southern Union Co	46,376
3,500		Southwest Gas Corp	84,455
1,600		UIL Holdings Corp	77,904
3,000		Unisource Energy Corp	74,550
1,650	*	Waste Connections, Inc	48,939

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,364,946

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.11%
900	*	Actel Corp	16,650
362	*	Advanced Energy Industries, Inc	5,691
1,100	*	AMIS Holdings, Inc	18,612
700	*	Anaren Microwave, Inc	11,438
700	*	Applica, Inc	6,230
377		Applied Signal Technology, Inc	13,214
21	*	Arris Group, Inc	125
19,021	*	Artesyn Technologies, Inc	171,189
200	*	ATMI, Inc	5,462
1,315	*	Avanex Corp	5,115
400		Bel Fuse, Inc (Class B)	16,680
1,550	*	Benchmark Electronics, Inc	45,105
800		C&D Technologies, Inc	14,264
300	*	Catapult Communications Corp	6,900
1,522	*	C-COR.net Corp	15,661
187	*	Celestica, Inc (U.S.)	3,731
811	*	Centillium Communications, Inc	3,106
1,500	*	Checkpoint Systems, Inc	26,895
517	*	Comtech Telecommunications	11,664
15,954	*	Conexant Systems, Inc	69,081
2,000	*	Corvis Corp	2,820
175	*	Diodes, Inc	4,146
1,100	*	Ditech Communications Corp	25,674
1,100	*	DSP Group, Inc	29,964
200	*	Dupont Photomasks, Inc	4,066
1,000	*	Electro Scientific Industries, Inc	28,310
600	*	Emerson Radio Corp	1,878
400	*	EMS Technologies, Inc	7,772
100	*	Energy Conversion Devices, Inc	1,126
6,700	*	Entegris, Inc	77,519
7,100	*	ESS Technology, Inc	76,041
2,300	*	Finisar Corp	4,554
42		Franklin Electric Co, Inc	1,586
1,500	*	FuelCell Energy, Inc	17,520
449	*	Genlyte Group, Inc	28,233
6,100	*	Hexcel Corp	70,638
890	*	Hutchinson Technology, Inc	21,885
3,480		Inter-Tel, Inc	86,896
1,400	*	InterVoice, Inc	16,058

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
700	*	IXYS Corp	5,516
3,400	*	Kemet Corp	41,548
3,870	*	Lattice Semiconductor Corp	27,129
500	*	Lifeline Systems, Inc	11,830
635	*	Littelfuse, Inc	26,930
25		LSI Industries, Inc	288
1,245	*	Mattson Technology, Inc	14,965
825	*	Mercury Computer Systems, Inc	20,460
1,303		Methode Electronics, Inc	16,900
300	*	Metrologic Instruments, Inc	5,982
16,680	*	Micrel, Inc	202,662
1,000	*	Moog, Inc (Class A)	37,110
500	*	MRV Communications, Inc	1,370
1,800	*	Omnivision Technologies, Inc	28,710
600	*	Optical Communication Products, Inc	1,464
500	*	OSI Systems, Inc	9,965
700		Park Electrochemical Corp	17,675
1,100	*	Pemstar, Inc	2,552
1,056	*	Photronics, Inc	20,001
1,400	*	Pixelworks, Inc	21,448
528	*	Plug Power, Inc	3,949
1,300	*	Proxim Corp (Class A)	1,539
300		Raven Industries, Inc	10,659
1,300	*	Rayovac Corp	36,530
80	b*	Read-Rite Corp	1
400		Regal-Beloit Corp	8,904
35,507	*	RF Micro Devices, Inc	266,303
200		Richardson Electronics Ltd	2,216
600	*	Rogers Corp	41,940
5,400	*	SBS Technologies, Inc	86,778
896	*	Seachange International, Inc	15,124
2,300	*	Semtech Corp	54,142
900	*	Sigmatel, Inc	26,154
2,900	*	Silicon Image, Inc	38,077
3,100	*	Silicon Storage Technology, Inc	31,930
202	*	Siliconix, Inc	10,023
700	*	Sipex Corp	3,990
18,040	*	Skyworks Solutions, Inc	157,489
29,000	*	Sonus Networks, Inc	138,620
650		Spectralink Corp	9,685
600	*	Standard Microsystems Corp	13,992
500	*	Stoneridge, Inc	8,500
1,802	*	Stratex Networks, Inc	5,316
1,700	*	Superconductor Technologies	2,091
300	*	Supertex, Inc	4,902
1,600	*	Technitrol, Inc	35,040
1,995	*	Tekelec	36,249
1,000	*	Terayon Communication Systems, Inc	2,340
900	*	Tessera Technologies, Inc	16,218
800	*	Three-Five Systems, Inc	4,080
40	*	Tollgrade Communications, Inc	425
830	*	Transmeta Corp	1,818
1,200		Turnstone Systems, Inc	210
700	*	Universal Electronics, Inc	12,271
629	*	Valence Technology, Inc	2,157
6,988	*	Verso Technologies, Inc	12,229
800	*	Viasat, Inc	19,960

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
652	*	Vicor Corp	11,912
200	*	Virage Logic Corp	1,820
1,715	*	Westell Technologies, Inc	8,747
800	*	White Electronic Designs Corp	4,192
300		Woodhead Industries, Inc	4,638
200	*	Xicor, Inc	3,026
1,500	*	Zhone Technologies, Inc	5,850

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,650,040

ENGINEERING AND MANAGEMENT SERVICES - 3.09%
953	*	aaiPharma, Inc	5,165
500	*	Accelrys, Inc	4,930
11,737	*	Century Business Services, Inc	51,173
400	*	Charles River Associates, Inc	12,380
500	*	Cornell Cos, Inc	6,800
1,200	*	Corrections Corp Of America	47,388
400	*	CuraGen Corp	2,404
800	*	Decode Genetics, Inc	6,800
6	*	Digitas, Inc	66
100	*	Diversa Corp	1,013
1,550	*	eResearch Technology, Inc	43,400
400	*	Exact Sciences Corp	2,460
400	*	Exult, Inc	2,152
3,000	*	Gartner, Inc (Class A)	39,660
200	*	Gene Logic, Inc	810
300	*	Genencor International, Inc	4,911
18	*	Gen-Probe, Inc	852
18,200	*	Incyte Corp	139,048
600	*	Kosan Biosciences, Inc	4,740
200		Landauer, Inc	8,932
300	*	Lexicon Genetics, Inc	2,352
200	*	Luminex Corp	2,012
700	*	MAXIMUS, Inc	24,822
300	*	MTC Technologies, Inc	7,746
1,700	*	Navigant Consulting, Inc	36,448
986	*	Parexel International Corp	19,523
500	*	PRG-Schultz International, Inc	2,735
500	*	Regeneration Technologies, Inc	5,365
700	*	Regeneron Pharmaceuticals, Inc	7,371
800	*	Resources Connection, Inc	31,288
2,200	*	Savient Pharmaceuticals, Inc	5,456
600	*	Seattle Genetics, Inc	4,218
450	*	SFBC International, Inc	14,099
2,261	*	Sourcecorp	62,223
900	*	Symyx Technologies, Inc	21,708
100	*	Tejon Ranch Co	3,480
2,100	*	Tetra Tech, Inc	34,272
600	*	Transkaryotic Therapies, Inc	8,976
200	*	TRC Cos, Inc	3,336
100	*	Trimeris, Inc	1,443
400	*	Tularik, Inc	9,920
17,011	*	U.S. Oncology, Inc	250,402
4,996	*	Washington Group International, Inc	179,306
1,100		Watson Wyatt & Co Holdings	29,315

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,152,900

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

FABRICATED METAL PRODUCTS - 1.41%
500		CIRCOR International, Inc	10,195
16,900	*	Crown Holdings, Inc	168,493
200	*	Drew Industries, Inc	8,140
2,800	*	Griffon Corp	62,384
300		Gulf Island Fabrication, Inc	6,489
600	*	Intermagnetics General Corp	20,418
7,900	*	Jacuzzi Brands, Inc	63,674
200	*	Mobile Mini, Inc	5,682
700	*	NCI Building Systems, Inc	22,785
800	*	Raytech Corp	1,328
2,400	*	Shaw Group, Inc	24,312
2,000		Silgan Holdings, Inc	80,620
600		Simpson Manufacturing Co, Inc	33,672
2,000	*	Tower Automotive, Inc	7,280
500		Valmont Industries, Inc	11,450

		TOTAL FABRICATED METAL PRODUCTS	526,922

FOOD AND KINDRED PRODUCTS - 1.01%
300	*	Boston Beer Co, Inc (Class A)	6,042
100		Coca-Cola Bottling Co Consolidated	5,789
2,700		Corn Products International, Inc	125,685
17,100	*	Darling International, Inc	71,820
1,200		Flowers Foods, Inc	31,380
1,200	*	Interstate Bakeries Corp	13,020
300	*	J & J Snack Foods Corp	12,249
900		Lance, Inc	13,860
500	*	M&F Worldwide Corp	6,850
200		National Beverage Corp	1,986
1,100	*	Ralcorp Holdings, Inc	38,720
84		Riviana Foods, Inc	2,198
400	*	Robert Mondavi Corp (Class A)	14,808
376		Sanderson Farms, Inc	20,161
1,200		Topps Co, Inc	11,640

		TOTAL FOOD AND KINDRED PRODUCTS	376,208

FOOD STORES - 0.22%
500	*	Great Atlantic & Pacific Tea Co, Inc	3,830
300		Ingles Markets, Inc (Class A)	3,351
200	*	Pantry, Inc	4,360
1,000	*	Pathmark Stores, Inc	7,620
1,200		Ruddick Corp	26,940
400		Weis Markets, Inc	14,020
200	*	Wild Oats Markets, Inc	2,814
2,900	*	Winn-Dixie Stores, Inc	20,880

		TOTAL FOOD STORES	83,815

FURNITURE AND FIXTURES - 0.10%
400		Bassett Furniture Industries, Inc	8,704
170		Hooker Furniture Corp	3,429
1,000		Kimball International, Inc (Class B)	14,750
276		Stanley Furniture Co, Inc	11,622

		TOTAL FURNITURE AND FIXTURES	38,505

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
400	*	Electronics Boutique Holdings Corp	10,536
400	*	EUniverse, Inc	896
2,800	*	Gamestop Corp (Class A)	42,616

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
200		Haverty Furniture Cos, Inc	3,496
200	*	Kirkland’s, Inc	2,386
1,600	*	Linens ‘n Things, Inc	46,896
200	*	Restoration Hardware, Inc	1,462
200	*	Rex Stores Corp	2,450
2,900	*	Trans World Entertainment Corp	29,058
800	*	Tweeter Home Entertainment Group, Inc	4,320
300	*	Ultimate Electronics, Inc	1,482

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	145,598

GENERAL BUILDING CONTRACTORS - 0.46%
500		Beazer Homes U.S.A., Inc	50,155
2,400		Brookfield Homes Corp	62,856
100	*	Dominion Homes, Inc	2,310
600	*	Levitt Corp (Class A)	15,456
1,000	*	Palm Harbor Homes, Inc	17,730
600	*	Perini Corp	6,402
134		Technical Olympic U.S.A., Inc	2,986
1,000		Walter Industries, Inc	13,620

		TOTAL GENERAL BUILDING CONTRACTORS	171,515

GENERAL MERCHANDISE STORES - 0.38%
900	*	99 Cents Only Stores	13,725
2,300		Bon-Ton Stores, Inc	33,718
225	*	Brookstone, Inc	4,511
1,682		Casey’s General Stores, Inc	30,781
3,400	*	ShopKo Stores, Inc	48,076
700	*	Stein Mart, Inc	11,382

		TOTAL GENERAL MERCHANDISE STORES	142,193

HEALTH SERVICES - 2.12%
34	*	Accredo Health, Inc	1,324
1,056	*	Amsurg Corp	26,537
3,600	*	Beverly Enterprises, Inc	30,960
800	*	Cross Country Healthcare, Inc	14,520
560	*	Genesis HealthCare Corp	16,262
3,400	*	Gentiva Health Services, Inc	55,284
200	*	IMPAC Medical Systems, Inc	2,926
300	b*	Impath, Inc	1,680
4,400	*	Inveresk Research Group, Inc	135,696
900	*	Kindred Healthcare, Inc	23,715
3,700	*	LifePoint Hospitals, Inc	137,714
600	*	Magellan Health Services, Inc	20,070
400	*	Matria Healthcare, Inc	10,028
200		National Healthcare Corp	5,602
20	*	NeighborCare, Inc	627
500		Option Care, Inc	7,630
2,000	*	Orthodontic Centers Of America, Inc	16,380
900	*	Pediatrix Medical Group, Inc	62,865
1,800	*	Province Healthcare Co	30,870
5,900	*	RehabCare Group, Inc	157,117
600	*	Sunrise Senior Living, Inc	23,484
100	*	United Surgical Partners International, Inc	3,947
200	*	VistaCare, Inc (Class A)	3,710

		TOTAL HEALTH SERVICES	788,948

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
1,300		Granite Construction, Inc	23,699
800	*	Insituform Technologies, Inc (Class A)	13,016

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	36,715

HOLDING AND OTHER INVESTMENT OFFICES - 9.08%
500		Acadia Realty Trust	6,870
900		Affordable Residential Communities	14,940
400		Alabama National Bancorp	22,188
600		Alexandria Real Estate Equities, Inc	34,068
3		Amcore Financial, Inc	90
3,900		American Financial Realty Trust	55,731
100		American Land Lease, Inc	1,886
300		American Mortgage Acceptance Co	4,116
100	*	American Realty Investors, Inc	903
3,300		AMLI Residential Properties Trust	96,822
2,000		Anthracite Capital, Inc	23,960
1,700		Anworth Mortgage Asset Corp	20,196
2,200	*	Apollo Investment Corp	30,294
200		Bedford Property Investors	5,848
100		BRT Realty Trust	1,950
400		Capitol Bancorp Ltd	10,404
5,100		Capstead Mortgage Corp	68,595
200		Cherokee, Inc	5,018
700		Colonial Properties Trust	26,971
1,711		Commercial Net Lease Realty, Inc	29,429
1,377		Community First Bankshares, Inc	44,326
13,800		Cornerstone Realty Income Trust, Inc	121,026
1,100		Corporate Office Properties Trust	27,335
100	*	Criimi MAE, Inc	1,197
700		Eastgroup Properties, Inc	23,569
800		Entertainment Properties Trust	28,592
200		First Defiance Financial Corp	4,420
1,500		First Industrial Realty Trust, Inc	55,320
47		First Niagara Financial Group, Inc	564
500		First Place Financial Corp	9,285
1,100		Gables Residential Trust	37,378
300		Gladstone Capital Corp	6,045
5,745		Greater Bay Bancorp	166,031
1,200		Highland Hospitality Corp	12,060
6,600		Highwoods Properties, Inc	155,100
3,909		Home Properties, Inc	152,373
2,400		IMPAC Mortgage Holdings, Inc	54,048
400		Innkeepers U.S.A. Trust	4,124
3,407		iShares Russell 2000 Index Fund	401,992
1,000		Keystone Property Trust	24,030
1,000		Kilroy Realty Corp	34,100
4,000	*	Koger Equity, Inc	92,480
900		Kramont Realty Trust	14,400
20,800	*	La Quinta Corp	174,720
1,000		LaSalle Hotel Properties	24,400
1,900		Lexington Corporate Properties Trust	37,829
500		LTC Properties, Inc	8,300
1,200		Maguire Properties, Inc	29,724
700		Manufactured Home Communities, Inc	23,233
100		MASSBANK Corp	3,461
2,900		MFA Mortgage Investments, Inc	25,810
2,400		Mid-America Apartment Communities, Inc	90,936

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
500		Mission West Properties, Inc	6,055
3,400		National Health Investors, Inc	92,446
100		National Health Realty, Inc	1,692
2,500		Nationwide Health Properties, Inc	47,250
3,600		Newcastle Investment Corp	107,820
800		Novastar Financial, Inc	30,368
640		Oriental Financial Group, Inc	17,325
1,074		Pennsylvania Real Estate Investment Trust	36,785
50		Price Legacy Corp	923
600		Prosperity Bancshares, Inc	14,610
500		PS Business Parks, Inc	20,120
190		Quaker City Bancorp, Inc	10,439
500		Ramco-Gershenson Properties	12,115
594		Redwood Trust, Inc	33,074
600		Sandy Spring Bancorp, Inc	20,850
200		Saul Centers, Inc	6,422
11,500		Senior Housing Properties Trust	193,085
400		Sizeler Property Investors	3,684
600		Sovran Self Storage, Inc	22,908
400		Suffolk Bancorp	13,040
5,970		Susquehanna Bancshares, Inc	150,205
1,700		Taubman Centers, Inc	38,913
330		Tompkins Trustco, Inc	15,675
500		Town & Country Trust	12,620
100	*	Transcontinental Realty Investors, Inc	1,351
5,300		U.S. Restaurant Properties, Inc	80,507
100		United Mobile Homes, Inc	1,315
400		Universal Health Realty Income Trust	11,480
1,155		Waypoint Financial Corp	31,866

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,383,430

HOTELS AND OTHER LODGING PLACES - 0.38%
1,600		Ameristar Casinos, Inc	53,728
500	*	Boca Resorts, Inc (Class A)	9,910
1,200		Boyd Gaming Corp	31,884
800		Marcus Corp	13,800
500	*	Pinnacle Entertainment, Inc	6,305
1,400	*	Prime Hospitality Corp	14,868
600	*	Vail Resorts, Inc	11,496

		TOTAL HOTELS AND OTHER LODGING PLACES	141,991

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.46%
300	*	Aaon, Inc	6,057
800	*	Actuant Corp	31,192
4,200	*	Adaptec, Inc	35,532
200		Alamo Group, Inc	3,180
900		Albany International Corp (Class A)	30,204
200		Ampco-Pittsburgh Corp	2,572
600	*	Astec Industries, Inc	11,298
100	*	ASV, Inc	3,131
200	*	Asyst Technologies, Inc	2,068
3,800	*	Axcelis Technologies, Inc	47,272
200		BHA Group Holdings, Inc	7,570
1,858		Black Box Corp	87,809
600	*	Blount International, Inc	7,638
400		Cascade Corp	12,500
13,600	*	Cirrus Logic, Inc	81,736

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
1,950	*	Computer Network Technology Corp	11,681
2,429	*	Concurrent Computer Corp	4,809
100	*	Cuno, Inc	5,335
1,300	*	Cymer, Inc	48,672
100	*	Dot Hill Systems Corp	1,121
200	*	Dril-Quip, Inc	3,740
25	*	Electronics For Imaging, Inc	707
700		Engineered Support Systems, Inc	40,957
2,900	*	EnPro Industries, Inc	66,642
800	*	Esterline Technologies Corp	23,624
400	*	Fargo Electronics, Inc	4,444
9,400	*	Flowserve Corp	234,436
32,500	*	Gateway, Inc	146,250
200	*	General Binding Corp	3,098
700	*	Global Power Equipment Group, Inc	5,614
200		Gorman-Rupp Co	5,434
600	*	Hydril	18,900
24,940	*	InFocus Corp	211,990
1,800		Joy Global, Inc	53,892
900		Kaydon Corp	27,837
1,300		Kennametal, Inc	59,540
5,417	*	Komag, Inc	75,675
8,100	*	Kulicke & Soffa Industries, Inc	88,776
1,000		Lennox International, Inc	18,100
1,200		Lincoln Electric Holdings, Inc	40,908
100		Lindsay Manufacturing Co	2,402
100		Lufkin Industries, Inc	3,198
2,300		Manitowoc Co, Inc	77,855
100	*	Mestek, Inc	1,661
700	*	Micros Systems, Inc	33,579
700		Nacco Industries, Inc (Class A)	66,500
1,000	*	Oil States International, Inc	15,300
377	*	Overland Storage, Inc	5,010
1,489	*	PalmOne, Inc	51,773
4,800	*	Paxar Corp	93,696
480	*	Planar Systems, Inc	6,427
900	*	Presstek, Inc	9,459
900	*	ProQuest Co	24,525
5,700	*	Riverstone Networks, Inc	7,296
400		Robbins & Myers, Inc	8,980
600		Sauer-Danfoss, Inc	10,242
300		Schawk, Inc	4,191
1,950	*	Scientific Games Corp (Class A)	37,323
600	*	Semitool, Inc	6,792
1,600	*	Silicon Graphics, Inc	3,520
2,100		Standex International Corp	57,120
400		Stewart & Stevenson Services, Inc	7,168
1,100	b*	Surebeam Corp (Class A)	24
500		Tecumseh Products Co (Class A)	20,595
300		Tennant Co	12,435
1,700	*	Terex Corp	58,021
900		Toro Co	63,063
1,800	*	UNOVA, Inc	36,450
888	*	Veeco Instruments, Inc	22,919
340		Woodward Governor Co	24,517
1,500		York International Corp	61,605

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,405,587

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 7.30%
700	*	Aclara BioSciences, Inc	3,150
1,100	*	Advanced Medical Optics, Inc	46,827
4,000	*	Aksys Ltd	23,320
7,600	*	Align Technology, Inc	144,400
767	*	American Medical Systems Holdings, Inc	25,848
4,100		Arrow International, Inc	122,672
400		BEI Technologies, Inc	11,324
1	*	Britesmile, Inc	11
278	*	Bruker BioSciences Corp	1,354
706	*	Candela Corp	6,919
200	*	Cantel Medical Corp	4,310
300	*	Cardiac Science, Inc	735
1,135	*	Cardiodynamics International Corp	5,732
300	*	Cerus Corp	720
400	*	Cholestech Corp	3,260
200	*	Closure Medical Corp	5,022
500	*	Cole National Corp	11,675
100	*	Conceptus, Inc	1,125
800	*	Concord Camera Corp	2,640
1,100	*	Conmed Corp	30,140
1,100	*	CTI Molecular Imaging, Inc	15,598
3,800	*	Cyberonics, Inc	126,768
400		Datascope Corp	15,876
700	*	Dionex Corp	38,619
200	*	DJ Orthopedics, Inc	4,600
800	*	DRS Technologies, Inc	25,520
600		EDO Corp	14,472
500	*	ESCO Technologies, Inc	26,680
200	*	Exactech, Inc	4,340
400	*	Excel Technology, Inc	13,300
1,000	*	Formfactor, Inc	22,450
2,700	*	Haemonetics Corp	80,055
200	*	Hanger Orthopedic Group, Inc	2,344
800	*	Hologic, Inc	18,600
1,391	*	ICU Medical, Inc	46,640
400		II-VI, Inc	12,264
50	*	Inamed Corp	3,143
400	*	Input/Output, Inc	3,316
1,000		Invacare Corp	44,720
2,000	*	Invision Technologies, Inc	99,800
300	*	Ionics, Inc	8,475
800	*	Itron, Inc	18,352
900	*	Ixia	8,856
300	*	Kensey Nash Corp	10,350
500	*	Kyphon, Inc	14,090
600	*	Laserscope	16,530
38	*	Lexar Media, Inc	254
390	*	Medical Action Industries, Inc	7,176
7,900		Mentor Corp	270,891
764	*	Merit Medical Systems, Inc	12,171
700		Mine Safety Appliances Co	23,590
1,000	*	MKS Instruments, Inc	22,820
11,220	*	Molecular Devices Corp	199,492
600		Movado Group, Inc	10,350
3,900		MTS Systems Corp	91,455

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
900	*	Novoste Corp	2,466
700		Oakley, Inc	9,058
700	*	Ocular Sciences, Inc	26,600
6,500	*	Orbital Sciences Corp	89,765
4,600	*	Possis Medical, Inc	157,090
200	*	Retractable Technologies, Inc	1,236
600	*	Rofin-Sinar Technologies, Inc	15,234
200	*	Rudolph Technologies, Inc	3,638
600	*	Sola International, Inc	10,338
600	*	Sonic Solutions, Inc	12,750
700	*	Star Scientific, Inc	2,772
1,500	*	Sybron Dental Specialties, Inc	44,775
300	*	Synovis Life Technologies, Inc	3,225
300		Sypris Solutions, Inc	5,757
1,457	*	Techne Corp	63,307
1,900	*	Thoratec Corp	20,387
1,800	*	Trimble Navigation Ltd	50,022
3,200		United Industrial Corp	74,720
1,100	*	Varian, Inc	46,365
4,400	*	Ventana Medical Systems, Inc	209,132
1,400		Vital Signs, Inc	40,656
400	*	Vivus, Inc	1,456
800		X-Rite, Inc	11,632
800		Young Innovations, Inc	20,320
100	*	Zoll Medical Corp	3,508
600	*	Zygo Corp	6,714

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,718,064

INSURANCE AGENTS, BROKERS AND SERVICE - 0.52%
2,900	*	Clark, Inc	53,795
400		Crawford & Co (Class B)	1,972
2,700		Hilb, Rogal & Hamilton Co	96,336
1,200		National Financial Partners Corp	42,324

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	194,427

INSURANCE CARRIERS - 2.69%
5,300		21st Century Insurance Group	68,582
300	*	American Physicians Capital, Inc	6,945
1,500		AmerUs Group Co	62,100
1,000	*	Argonaut Group, Inc	18,430
300		Baldwin & Lyons, Inc (Class B)	8,052
740	*	Centene Corp	28,527
2,500	*	CNA Surety Corp	27,375
900		Commerce Group, Inc	44,433
900		Delphi Financial Group, Inc (Class A)	40,050
200		Donegal Group, Inc	4,008
100		EMC Insurance Group, Inc	2,336
100	*	Enstar Group, Inc	5,328
66		Fidelity National Financial, Inc	2,464
300	*	Financial Industries Corp	2,784
300		Great American Financial Resources, Inc	4,770
600	*	HealthExtras, Inc	9,942
1,500		Horace Mann Educators Corp	26,220
100		Independence Holding Co	3,400
100		Kansas City Life Insurance Co	4,209
700		Landamerica Financial Group, Inc	27,251
400	*	Molina Healthcare, Inc	15,272

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
100	*	National Western Life Insurance Co (Class A)	15,355
200	*	Navigators Group, Inc	5,778
2,170	*	Ohio Casualty Corp	43,682
400		Penn-America Group, Inc	5,600
600	*	Philadelphia Consolidated Holding Corp	36,042
3,700		Phoenix Cos, Inc	45,325
800		Presidential Life Corp	14,416
900	*	ProAssurance Corp	30,699
800		RLI Corp	29,200
1,300		Safety Insurance Group, Inc	27,846
971		Selective Insurance Group, Inc	38,723
2,700	*	Sierra Health Services, Inc	120,690
500		State Auto Financial Corp	15,360
1,200		Stewart Information Services Corp	40,524
300	*	Triad Guaranty, Inc	17,460
2,300	*	UICI	54,763
300		United Fire & Casualty Co	17,325
600		Zenith National Insurance Corp	29,160

		TOTAL INSURANCE CARRIERS	1,000,426

JUSTICE, PUBLIC ORDER AND SAFETY - 0.13%
2,400	*	Geo Group, Inc	48,960

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	48,960

LEATHER AND LEATHER PRODUCTS - 0.25%
700		Brown Shoe Co, Inc	28,651
900		K-Swiss, Inc (Class A)	18,189
1,800		Wolverine World Wide, Inc	47,250

		TOTAL LEATHER AND LEATHER PRODUCTS	94,090

LEGAL SERVICES - 0.04%
600	*	Pre-Paid Legal Services, Inc	14,298

		TOTAL LEGAL SERVICES	14,298

LUMBER AND WOOD PRODUCTS - 0.35%
200		American Woodmark Corp	11,970
8,900	*	Champion Enterprises, Inc	81,702
400		Deltic Timber Corp	15,360
300	*	Modtech Holdings, Inc	2,316
100		Skyline Corp	4,065
508		Universal Forest Products, Inc	16,383

		TOTAL LUMBER AND WOOD PRODUCTS	131,796

METAL MINING - 0.09%
800	*	Hecla Mining Co	4,560
600		Royal Gold, Inc	8,502
1,397	*	Stillwater Mining Co	20,969

		TOTAL METAL MINING	34,031

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.49%
2,400		Callaway Golf Co	27,216
600	*	Daktronics, Inc	14,970
600	*	Identix, Inc	4,482
1,100		Nautilus Group, Inc	21,461
500	*	Oneida Ltd	810
300		Penn Engineering & Manufacturing Corp	6,432
500	*	RC2 Corp	17,750

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
751	*	Shuffle Master, Inc	27,269
1,800	*	Steinway Musical Instruments, Inc	63,162

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	183,552

MISCELLANEOUS RETAIL - 0.89%
1,100		Cash America International, Inc	25,300
450	*	Coldwater Creek, Inc	11,912
800	*	Duane Reade, Inc	13,064
200	*	Finlay Enterprises, Inc	3,764
200		Friedman’s, Inc (Class A)	634
200	*	Galyans Trading Co, Inc	3,336
200		Hancock Fabrics, Inc	2,550
1,200		Longs Drug Stores Corp	28,644
3,200	*	Party City Corp	39,968
200	*	PC Connection, Inc	1,316
800	*	Priceline.com, Inc	21,544
844	*	Sports Authority, Inc	30,300
50		Stamps.com, Inc	510
900	*	Systemax, Inc	6,030
100	*	Whitehall Jewellers, Inc	748
1,300		World Fuel Services Corp	58,604
3,120	*	Zale Corp	85,051

		TOTAL MISCELLANEOUS RETAIL	333,275

MOTION PICTURES - 0.48%
900	*	AMC Entertainment, Inc	13,833
100		Carmike Cinemas, Inc	3,945
11,100	*	Hollywood Entertainment Corp	148,296
400		Movie Gallery, Inc	7,820
36	*	NetFlix, Inc	1,294
300	*	Reading International, Inc	2,610

		TOTAL MOTION PICTURES	177,798

NONDEPOSITORY INSTITUTIONS - 0.90%
796		Advanta Corp (Class A)	17,456
1,400		CharterMac	27,524
2,582	*	CompuCredit Corp	44,669
2,809	*	Credit Acceptance Corp	42,332
200	b*	DVI, Inc	2
1,300	*	E-Loan, Inc	3,510
600	*	Financial Federal Corp	21,156
1,200		MCG Capital Corp	18,456
500		Medallion Financial Corp	3,975
1,820		New Century Financial Corp	85,212
2,500	*	Saxon Capital, Inc	57,075
200	*	United PanAm Financial Corp	3,410
609	*	World Acceptance Corp	11,163

		TOTAL NONDEPOSITORY INSTITUTIONS	335,940

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
900		Amcol International Corp	17,055

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	17,055

OIL AND GAS EXTRACTION - 2.33%
600		Berry Petroleum Co (Class A)	17,646
1,400	*	Cal Dive International, Inc	42,448
1,500	*	Cimarex Energy Co	45,345

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
2,189	*	Clayton Williams Energy, Inc	52,317
1,200	*	Comstock Resources, Inc	23,352
100	*	Encore Acquisition Co	2,790
100	*	Evergreen Resources, Inc	4,040
100	*	Forest Oil Corp	2,732
800	*	Grey Wolf, Inc	3,392
300	*	Horizon Offshore, Inc	297
500	*	Houston Exploration Co	25,920
1,700	*	KCS Energy, Inc	22,644
2,600	*	Magnum Hunter Resources, Inc	26,988
1,900	*	Meridian Resource Corp	13,186
900	*	Oceaneering International, Inc	30,825
600		Penn Virginia Corp	21,666
553	*	Petroleum Development Corp	15,163
2,341	*	Plains Exploration & Production Co	42,957
100	*	Prima Energy Corp	3,957
500		RPC, Inc	7,895
1,400	*	Southwestern Energy Co	40,138
1,000		St. Mary Land & Exploration Co	35,650
2,300	*	Stone Energy Corp	105,064
1,800	*	Superior Energy Services, Inc	18,090
1,000	*	Swift Energy Co	22,060
800	*	Tetra Technologies, Inc	21,480
800	*	Transmontaigne, Inc	4,304
1,300	*	Unit Corp	40,885
1,100	*	Veritas DGC, Inc	25,465
8,800		Vintage Petroleum, Inc	149,336

		TOTAL OIL AND GAS EXTRACTION	868,032

PAPER AND ALLIED PRODUCTS - 0.53%
1,000	*	Buckeye Technologies, Inc	11,500
1,000	*	Caraustar Industries, Inc	14,110
700		Chesapeake Corp	18,676
500		Greif, Inc (Class A)	21,125
200		Pope & Talbot, Inc	3,954
2,100		Potlatch Corp	87,444
900		Rock-Tenn Co (Class A)	15,255
1,400		Wausau-Mosinee Paper Corp	24,220

		TOTAL PAPER AND ALLIED PRODUCTS	196,284

PERSONAL SERVICES - 0.40%
4,300	*	Alderwoods Group, Inc	52,460
300		Angelica Corp	7,533
2,083	*	Coinstar, Inc	45,764
300		CPI Corp	4,416
700		G & K Services, Inc (Class A)	28,133
400		Unifirst Corp	11,636

		TOTAL PERSONAL SERVICES	149,942

PETROLEUM AND COAL PRODUCTS - 0.64%
800		ElkCorp	19,152
1,000		Frontier Oil Corp	21,190
1,700		Holly Corp	63,580
4,200	*	Tesoro Petroleum Corp	115,920
618		WD-40 Co	18,503

		TOTAL PETROLEUM AND COAL PRODUCTS	238,345

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

PRIMARY METAL INDUSTRIES - 2.38%
10,000		Allegheny Technologies, Inc	180,500
5,600	*	Andrew Corp	112,056
700		Belden, Inc	15,001
800		Carpenter Technology Corp	27,240
5,400	*	Century Aluminum Co	133,866
2,000	*	CommScope, Inc	42,900
600		Gibraltar Steel Corp	19,692
300	*	Liquidmetal Technologies, Inc	426
1,085		Matthews International Corp (Class A)	35,740
5,500	*	Maverick Tube Corp	144,430
1,300		Mueller Industries, Inc	46,540
100		NN, Inc	1,271
300	*	NS Group, Inc	4,932
400		Quanex Corp	19,480
400		Ryerson Tull, Inc	6,352
550		Schnitzer Steel Industries, Inc (Class A)	18,678
1,312	*	Steel Dynamics, Inc	37,563
600		Texas Industries, Inc	24,702
1,000		Tredegar Corp	16,130

		TOTAL PRIMARY METAL INDUSTRIES	887,499

PRINTING AND PUBLISHING - 0.72%
2,400	*	American Greetings Corp (Class A)	55,632
900		Banta Corp	39,969
1,300		Bowne & Co, Inc	20,605
1,200	*	Cenveo, Inc	3,516
400	*	Consolidated Graphics, Inc	17,620
150		Courier Corp	6,261
150		CSS Industries, Inc	5,256
600		Ennis Business Forms, Inc	11,700
1,100		Harland (John H.) Co	32,285
400	*	Information Holdings, Inc	10,948
4,700	*	Primedia, Inc	13,066
100		Pulitzer, Inc	4,890
2,100		Thomas Nelson, Inc	47,754

		TOTAL PRINTING AND PUBLISHING	269,502

RAILROAD TRANSPORTATION - 0.04%
700	*	Genesee & Wyoming, Inc (Class A)	16,590

		TOTAL RAILROAD TRANSPORTATION	16,590

REAL ESTATE - 0.26%
200		Consolidated-Tomoka Land Co	7,552
1,200	*	Jones Lang LaSalle, Inc	32,520
100	*	Orleans Homebuilders, Inc	1,927
3,800	*	Stewart Enterprises, Inc (Class A)	30,932
250	*	Tarragon Realty Investors, Inc	3,688
1,100	*	Trammell Crow Co	15,510
200	*	United Capital Corp	3,406

		TOTAL REAL ESTATE	95,535

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.86%
2,500		Cooper Tire & Rubber Co	57,500
16,400	*	Goodyear Tire & Rubber Co	149,076
1,000	*	Jarden Corp	35,990
300		Myers Industries, Inc	4,230

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
200		Quixote Corp	4,010
1,100		Schulman (A.), Inc	23,639
1,500		Tupperware Corp	29,145
800	*	Vans, Inc	16,440

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	320,030

SECURITY AND COMMODITY BROKERS - 0.57%
2,350	*	Affiliated Managers Group, Inc	118,370
500		First Albany Cos, Inc	5,020
300		Gabelli Asset Management, Inc (Class A)	12,750
1,500	*	Investment Technology Group, Inc	19,185
1,900	*	LaBranche & Co, Inc	15,998
700	*	Piper Jaffray Cos	31,661
500		SWS Group, Inc	7,650
9		Value Line, Inc	320

		TOTAL SECURITY AND COMMODITY BROKERS	210,954

SOCIAL SERVICES - 0.06%
431	*	Bright Horizons Family Solutions, Inc	23,106

		TOTAL SOCIAL SERVICES	23,106

SPECIAL TRADE CONTRACTORS - 0.42%
2,282	*	Bookham Technology plc (Spon ADR)	2,191
1,900	*	Dycom Industries, Inc	53,200
300	*	EMCOR Group, Inc	13,194
8,400	*	Integrated Electrical Services, Inc	67,620
100	*	John B. Sanfilippo & Son	2,672
348	*	Matrix Service Co	3,184
2,500	*	Quanta Services, Inc	15,550

		TOTAL SPECIAL TRADE CONTRACTORS	157,611

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
300		Ameron International Corp	10,239
1,100		Apogee Enterprises, Inc	11,440
400		CARBO Ceramics, Inc	27,300
700		Eagle Materials, Inc	49,714
400		Libbey, Inc	11,104
1,400	b*	USG Corp	24,612

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	134,409

TOBACCO PRODUCTS - 0.14%
1,000		Universal Corp (Virginia)	50,940

		TOTAL TOBACCO PRODUCTS	50,940

TRANSPORTATION BY AIR - 1.66%
3,000	*	Airtran Holdings, Inc	42,420
700	*	Alaska Air Group, Inc	16,709
8,200	*	America West Holdings Corp (Class B)	74,456
600	*	AMR Corp	7,266
30,200	*	Atlantic Coast Airlines Holdings, Inc	173,348
2,600	*	Continental Airlines, Inc (Class B)	29,562
3,800	*	Delta Air Lines, Inc	27,056
6,600	*	ExpressJet Holdings, Inc	80,124
300	*	MAIR Holdings, Inc	2,448
9,088	*	Mesa Air Group, Inc	73,522
2,600	*	Northwest Airlines Corp	28,912
700	*	Offshore Logistics, Inc	19,684

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE
100	*	Petroleum Helicopters (Vote)	1,925
2,300		Skywest, Inc	40,043

		TOTAL TRANSPORTATION BY AIR	617,475

TRANSPORTATION EQUIPMENT - 2.11%
1,200	*	AAR Corp	13,620
600	*	Aftermarket Technology Corp	9,900
2,745		Arctic Cat, Inc	75,570
1,000		Clarcor, Inc	45,800
200		Coachmen Industries, Inc	3,198
2,200	*	Ducommun, Inc	47,036
500	*	Dura Automotive Systems, Inc	4,575
1,900	*	Fleetwood Enterprises, Inc	27,645
1,200		GenCorp, Inc	16,068
1,300	*	Hayes Lemmerz International, Inc	19,630
2,600		Heico Corp	47,450
876		Kaman Corp (Class A)	12,255
300		Marine Products Corp	5,565
1,000		Monaco Coach Corp	28,170
500	*	Sports Resorts International, Inc	1,900
200		Standard Motor Products, Inc	2,946
96	*	Strattec Security Corp	6,569
800		Superior Industries International, Inc	26,760
1,300	*	Teledyne Technologies, Inc	26,026
5,700	*	Tenneco Automotive, Inc	75,411
1,400		Thor Industries, Inc	46,844
600	*	Triumph Group, Inc	19,158
13,800		Visteon Corp	161,046
1,100	*	Wabash National Corp	30,305
900		Winnebago Industries, Inc	33,552

		TOTAL TRANSPORTATION EQUIPMENT	786,999

TRANSPORTATION SERVICES - 0.17%
200		Ambassadors Group, Inc	4,702
200		Ambassadors International, Inc	2,558
1,197	*	EGL, Inc	31,840
500	*	Navigant International, Inc	8,895
800	*	Pacer International, Inc	14,800

		TOTAL TRANSPORTATION SERVICES	62,795

TRUCKING AND WAREHOUSING - 0.54%
887		Arkansas Best Corp	29,200
100	*	Covenant Transport, Inc (Class A)	1,709
1,190		Heartland Express, Inc	32,558
1,054	*	Landstar System, Inc	55,725
700	*	Old Dominion Freight Line	20,636
200	*	P.A.M. Transportation Services	3,820
587	*	SCS Transportation, Inc	15,491
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,146
1,100		USF Corp	38,643

		TOTAL TRUCKING AND WAREHOUSING	200,928

WATER TRANSPORTATION - 0.23%
1,518		Alexander & Baldwin, Inc	50,777
200	*	Gulfmark Offshore, Inc	3,156
700	*	Kirby Corp	27,230
300		Maritrans, Inc	4,515

		TOTAL WATER TRANSPORTATION	85,678

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES/PRINCIPAL			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.44%
200	*	1-800 Contacts, Inc	2,967
400	*	Alliance Imaging, Inc	1,828
1,800		Anixter International, Inc	61,254
800	*	Aviall, Inc	15,208
800	*	Boyds Collection Ltd	2,656
1,000		Commercial Metals Co	32,450
200	*	Compucom Systems, Inc	908
3,700	*	Department 56, Inc	56,980
800		Handleman Co	18,528
500	*	Imagistics International, Inc	17,700
1,870	*	Insight Enterprises, Inc	33,211
300	*	Insurance Auto Auctions, Inc	5,100
600		Lawson Products, Inc	22,890
1,400		Owens & Minor, Inc	36,260
2,445	*	PSS World Medical, Inc	27,384
1,000		Reliance Steel & Aluminum Co	40,320
1,200		SCP Pool Corp	54,000
700	*	TBC Corp	16,660
800		Watsco, Inc	22,456
3,600	*	WESCO International, Inc	66,240

		TOTAL WHOLESALE TRADE-DURABLE GOODS	535,000

WHOLESALE TRADE-NONDURABLE GOODS - 1.97%
1,500		Acuity Brands, Inc	40,500
12,100	*	Chiquita Brands International, Inc	253,125
400		D&K Healthcare Resources, Inc	4,800
900		DIMON, Inc	5,148
100	*	Green Mountain Coffee, Inc	1,857
100	*	Maui Land & Pineapple Co	3,400
1,100	*	Men’s Wearhouse, Inc	29,029
400		Nash Finch Co	10,012
2,396		Perrigo Co	45,452
200	*	Perry Ellis International, Inc	5,052
700	*	Plains Resources, Inc	11,865
5,800	*	Priority Healthcare Corp (Class B)	133,110
1,000		Russell Corp	17,960
683	*	School Specialty, Inc	24,800
2,000	*	Smart & Final, Inc	24,040
400		Standard Commercial Corp	7,220
1,400		Stride Rite Corp	15,442
100	*	Tractor Supply Co	4,182
1,200	*	United Stationers, Inc	47,664
4,200		Valhi, Inc	47,754

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	732,412

		TOTAL COMMON STOCKS (Cost $33,456,667)	37,097,866

		TOTAL PORTFOLIO—99.60% (Cost $33,460,332)	37,103,029
		OTHER ASSETS & LIABILITIES, NET—0.40%	148,684

		NET ASSETS—100.00%	$37,251,713

	*	Non-income producing

	b	In bankruptcy

	f	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Real Estate Securities Fund

TIAA-CREF LIFE FUNDS
Real Estate Securities Fund
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

SHARES/PRINCIPAL			VALUE
PREFERRED STOCKS - 2.39%
HOLDING AND OTHER INVESTMENT OFFICES - 2.39%
15,000	*	Host Marriott Corp	$375,000
12,500	*	IMPAC Mortgage Holdings, Inc	315,500
3,860	*	LTC Properties, Inc	94,570
6,700	*	Ramco-Gershenson Properties Trust	177,215

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	962,285

		TOTAL PREFERRED STOCKS Cost ($951,500)	962,285

COMMON STOCK - 87.75%
HOLDING AND OTHER INVESTMENT OFFICES - 71.01%
25,000		J. E. Robert	375,000
38,000		Acadia Realty Trust	522,120
71,386		Affordable Residential Communities	1,185,008
13,420		Alexandria Real Estate Equities, Inc	761,988
11,467		AMB Property Corp	397,102
15,000		American Financial Realty Trust	214,350
11,867		American Land Lease, Inc	223,812
13,516		Amerivest Properties, Inc	79,609
7,500		AMLI Residential Properties Trust	220,050
15,000		Annaly Mortgage Management, Inc	254,400
20,648		Anthracite Capital, Inc	247,363
8,750		Apartment Investment & Management Co (Class A)	272,388
15,000		Archstone-Smith Trust	439,950
20,000		Ashford Hospitality Trust, Inc	167,000
4,000		AvalonBay Communities, Inc	226,080
20,000		Bimini Mortgage Management, Inc	300,000
15,000		Boston Properties, Inc	751,200
4,539		BRE Properties, Inc (Class A)	157,730
2,107		Camden Property Trust	96,501
8,741		Capital Automotive REIT	256,374
41,932	*	Capital Lease Funding, Inc	436,093
8,500		CBL & Associates Properties, Inc	467,500
8,500		Centerpoint Properties Trust	652,375
3,000		Corporate Office Properties Trust	74,550
5,000		Cousins Properties, Inc	164,750
15,435		Developers Diversified Realty Corp	545,936
3,174		Duke Realty Corp	100,965
17,100		Entertainment Properties Trust	611,154
14,000		Equity Office Properties Trust	380,800
19,706		Equity Residential	585,859
1,914		Federal Realty Investment Trust	79,603
15,000		General Growth Properties, Inc	443,550
30,978		Glenborough Realty Trust, Inc	568,446
11,902		Global Signal, Inc	261,249
7,250		Home Properties, Inc	282,605
65,506	*	Host Marriott Corp	809,654
7,000		Inland Real Estate Corp	91,070

TIAA-CREF Life Funds — Real Estate Securities Fund

SHARES/PRINCIPAL			VALUE
8,600		Kimco Realty Corp	391,300
35,000		Lexington Corporate Properties Trust	696,850
52,600		Luminent Mortgage Capital, Inc	631,200
10,300		Macerich Co	493,061
4,310		Mack-Cali Realty Corp	178,348
6,000		Manufactured Home Communities, Inc	199,140
48,609	*	Meristar Hospitality Corp	332,486
8,000		Mills Corp	373,600
80,000		Monmouth REIT (Class A)	623,200
74,733	*	New York Mortgage Trust, Inc	662,134
7,496		Newcastle Investment Corp	224,505
77,357		Omega Healthcare Investors, Inc	776,664
56,670		Origen Financial, Inc	512,027
5,177		Parkway Properties, Inc	230,118
18,000		Prologis	592,560
4,169		Public Storage, Inc	191,816
10,000		RAIT Investment Trust	246,500
1,113		Ramco-Gershenson Properties	26,968
5,500		Reckson Associates Realty Corp	151,030
23,000		Rouse Co	1,092,500
3,500		Shurgard Storage Centers, Inc (Class A)	130,900
39,474		Simon Property Group, Inc	2,029,753
25,000		Spirit Financial 144a	250,000
28,872	*	Strategic Hotel Capital, Inc	424,418
60,000	*	Sunset Financial Resources, Inc	613,800
5,491		Taubman Centers, Inc	125,689
10,000		Thornburg Mortgage, Inc	269,500
30,000		U.S. Restaurant Properties, Inc	455,700
31,155		Ventas, Inc	727,469
16,000		Vornado Realty Trust	913,760
8,000		Weingarten Realty Investors	250,240
10,769		Winston Hotels, Inc	111,459

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	28,632,879

TIAA-CREF Life Funds — Real Estate Securities Fund

SHARES/PRINCIPAL			VALUE

HOTELS AND OTHER LODGING PLACES - 6.86%
25,000	*	Diamondrock Hospitality Co	250,000
16,500		Fairmont Hotels & Resorts	444,675
14,000		Hilton Hotels Corp	261,240
30,000	*	Interstate Hotels & Resorts, Inc	161,700
144,700	*	Lodgian, Inc	1,526,585
6,471		Orient-Express Hotels Ltd (Class A)	109,619
261		Starwood Hotels & Resorts Worldwide, Inc	11,706

		TOTAL HOTELS AND OTHER LODGING PLACES	2,765,525

NONDEPOSITORY INSTITUTIONS - 2.11%
72,222	*	Falcon Financial Investment Trust	563,332
12,233		Municipal Mortgage & Equity LLC	285,272

		TOTAL NONDEPOSITORY INSTITUTIONS	848,604

REAL ESTATE - 7.77%
20,000		Brookfield Properties Corp	575,000
133,820	*	CB Richard Ellis Group, Inc	2,555,962

		TOTAL REAL ESTATE	3,130,962

		TOTAL COMMON STOCKS (Cost $35,424,781)	35,377,970

SHORT TERM INVESTMENTS- 7.06%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES- 7.06%
$2,850,000		FEDERAL HOME LOAN BANKS
		(FHLB)
		1.000%,07/01/04	2,849,906

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,849,906

		TOTAL SHORT TERM INVESTMENTS (Cost $2,849,901)	2,849,906

		TOTAL PORTFOLIO—97.20% (Cost $39,226,182)	39,190,161
		OTHER ASSETS & LIABILITIES, NET—2.80%	1,128,696

		NET ASSETS—100.00%	$40,318,857

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in the following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Bond Fund

TIAA-CREF LIFE FUNDS
Bond Fund
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

			Maturity	Moodys
Shares/Principal		Rate	Date	Rating	Value
BONDS - 91.70%
CORPORATE BONDS - 27.33%
ASSET BACKED - 2.75%
$1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaae	$1,003,400
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Classs 1B)	5.700	02/25/34	Baa2e	481,900

TOTAL ASSET BACKED					1,485,300

COMMUNICATIONS - 1.68%
100,000	AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	123,479
100,000	BellSouth Corp Note	6.875	10/15/31	A1	104,160
100,000	British Telecommunications PLC Bond	8.875	12/15/30	Baa1	123,647
100,000	Comcast Corp	7.050	03/15/33	Baa3	103,705
100,000	Deutsche Telekom International Finance	8.750	06/15/30	Baa2	121,846
100,000	Sprint Capital Corp	8.750	03/15/32	Baa3	116,385
100,000	Verizon Global Funding Corp Note	7.750	06/15/32	A2	112,289
100,000	Vodafone Group PLC Note	6.250	11/30/32	A2	99,141

TOTAL COMMUNICATIONS					904,652

DEPOSITORY INSTITUTIONS - 0.55%
100,000	Bank of America Corp	4.750	08/15/13	Aa3	95,373
100,000	Citigroup, Inc (Sub Note)	6.625	06/15/32	Aa2	103,774
100,000	Wells Fargo & Co (Sub Note)	5.000	11/15/14	Aa2	96,402

TOTAL DEPOSITORY INSTITUTIONS					295,549

GENERAL BUILDING CONTRACTORS - 0.17%
100,000	Pultes Homes, Inc	6.375	05/15/33	Baa3	92,113

TOTAL GENERAL BUILDING CONTRACTORS					92,113

GENERAL MERCHANDISE STORES - 0.22%
100,000	Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	119,623

TOTAL GENERAL MERCHANDISE STORES					119,623

INSURANCE CARRIERS - 0.18%
100,000	Travelers Property Casualty Corp	6.375	03/15/33	A3	97,547

TOTAL INSURANCE CARRIERS					97,547

MOTION PICTURES - 0.20%
100,000	Time Warner, Inc	7.700	05/01/32	Baa1	109,232

TOTAL MOTION PICTURES					109,232

NONDEPOSITORY INSTITUTIONS - 17.95%
100,000	Household Finance Corp Note	6.375	11/27/12	A1	106,109
100,000	Toyota Motor Credit Note	0.029	07/08/08		95,958
4,460,000	Trains (Secured Note)	5.940	01/25/07	A3	4,743,392
4,260,000	Trains (Secured Note)	6.962	01/15/12	A3	4,737,037

					9,682,496

TOTAL NONDEPOSITORY INSTITUTIONS

OTHER MORTGAGE BACKED SECURITIES - 2.53%
400,000	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaae	399,750
750,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	760,344
205,593	Option One Mortgage Securities Series 2004-1 (Class 1A)	1.510	04/26/09	Aaa	205,593

TOTAL OTHER MORTGAGE BACKED SECURITIES					1,365,687

PETROLEUM AND COAL PRODUCTS - 0.18%
100,000	ConcoPhillips Note	5.900	10/15/32	A3	96,723

TOTAL PETROLEUM AND COAL PRODUCTS					96,723

TIAA-CREF Life Funds — Bond Fund

				Maturity	Moodys
Shares/Principal			Rate	Date	Rating	Value
PRIMARY METAL INDUSTRIES - 0.18%
	100,000	Precisions Castparts Corp	5.600	12/15/13	Baa3	97,355

TOTAL PRIMARY METAL INDUSTRIES						97,355

SECURITY AND COMMODITY BROKERS - 0.35%
	100,000	Morgan Stanley Note	5.300	03/01/13	Aa3	98,438
	100,000	Morgan Stanley Note	4.750	04/01/14	A1	92,198

TOTAL SECURITY AND COMMODITY BROKERS						190,636

TRANSPORTATION EQUIPMENT - 0.39%
	100,000	Boeing Co Note	6.125	02/15/33	A3	97,233
	100,000	Daimler-Chrysler Na Holding (Guarantee Note)	8.500	01/18/31	A3	114,567

TOTAL TRANSPORTATION EQUIPMENT						211,800

TOTAL CORPORATE BONDS
(Cost $15,438,709)						14,748,713

GOVERNMENT BONDS - 64.37%
AGENCY SECURITIES - 12.70%
		Federal Home Loan Bank (FHLB)
	750,000		5.250	06/18/14	Aaa	751,996
		Federal Home Loan Mortgage Corp (FHLMC)
	2,250,000		1.875	02/15/06	Aaa	2,218,973
	497,000		5.875	03/21/11	Aa2	522,398
		Federal National Mortgage Association (FNMA)
	3,400,000		2.250	05/15/06	Aaa	3,360,152

TOTAL AGENCY SECURITIES						6,853,519

MORTGAGE BACKED SECURITIES - 29.26%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
	599,245		5.000	06/01/18		601,182
	734,816		5.000	02/01/19		736,716
	899,569		5.000	07/01/33		871,145
	482,964		5.000	11/01/33		467,704
	937,513		6.000	11/01/33		958,723
		Federal National Mortgage Association (FNMA)
	754,888		6.000	02/01/18		787,413
	791,614		5.500	03/01/18		811,624
	706,711		5.500	04/01/18		724,574
	1,778,468		5.000	01/01/19		1,784,798
	969,074		5.500	03/01/19		993,449
	924,060		6.500	03/01/33		962,853
	938,695		5.500	07/01/33		936,916
	992,325		6.000	10/01/33		1,014,244
	3,368,115		5.000	03/01/34		3,264,226
		Government National Mortgage Association (GNMA)
	878,091		5.500	07/20/33		877,841

TOTAL MORTGAGE BACKED SECURITIES						15,793,408

U.S. TREASURY SECURITIES - 22.41%
		U.S. Treasury Bond
	1,870,000		8.000	11/15/21		2,451,271
	100,000		5.375	02/15/31		100,844
		U.S. Treasury Note
	2,500,000		2.625	05/15/08		2,422,225
	2,215,000		3.375	12/15/08		2,187,180
	1,000,000		3.125	04/15/09		971,690
	2,250,000		3.625	05/15/13		2,106,067
	1,250,000		4.250	08/15/13		1,220,075
		United States Treasury Inflation Indexed Bonds
k	573,110		3.875	01/15/09		638,926

TOTAL U.S. TREASURY SECURITIES						12,098,278

TIAA-CREF Life Funds — Bond Fund

		Maturity	Moodys
Shares/Principal	Rate	Date	Rating	Value
TOTAL GOVERNMENT BONDS
(Cost $35,007,185)				34,745,205

TOTAL BONDS
(Cost $50,445,894)				49,493,918

SHORT TERM INVESTMENTS - 7.56%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.56%
Federal Home Loan Bank (FHLB)
2,080,000	1.000	07/01/04		2,079,931
Federal Home Loan Mortgage Corp (FHLMC)
2,000,000	1.875	01/15/05		1,999,881

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				4,079,812

TOTAL SHORT TERM INVESTMENTS				4,079,812

(Cost $4,097,350)

TOTAL PORTFOLIO - 99.26%				53,573,730
(Cost $54,543,244)
OTHER ASSETS & LIABILITIES, NET - 0.74%				401,012

NET ASSETS - 100.00%				$53,974,742

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

+	As provided by Moody’s Investors Service (Unaudited)

TIAA-CREF Life Funds — Money Market Fund

TIAA-CREF LIFE FUNDS
Money Market Fund
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

				Maturity
Principal			Rate	Date	Value
SHORT TERM INVESTMENTS - 100.09%
COMMERCIAL PAPER - 47.26%
$440,000		ABN Amro North America Finance, Inc	1.060	07/06/04	$439,936
800,000		Bank of Nova Scotia	1.300	08/19/04	798,584
800,000	c	Beta Finance, Inc	1.200	07/15/04	799,627
340,000	c	CC (USA), Inc	1.080	07/21/04	339,796
420,000	c	CC (USA), Inc	1.180	07/23/04	419,697
490,000	c	Corporate Asset Funding Corp, Inc	1.130	07/26/04	489,605
670,000		Delaware Funding Corp	1.070	07/12/04	669,775
500,000	c	Dorada Finance, Inc	1.490	09/08/04	498,572
500,000	c	Fortune Brands	1.300	08/16/04	499,169
660,000		General Electric Capital Corp	1.080	07/16/04	659,703
700,000	c	Govco, Inc	1.260	08/05/04	699,129
530,000		Greenwich Capital Holdings, Inc	1.460	09/15/04	528,372
800,000		Greyhawk Funding LLC	1.050	07/08/04	799,837
300,000	c	Links Finance LLC	1.350	09/24/04	299,052
790,000		Morgan Stanley Capital I (CMBS)	1.280	08/10/04	788,876
710,000	c	Preferred Receivables Funding Corp	1.070	07/06/04	709,894
650,000	c	Receivables Capital Corp	1.310	07/29/04	649,338
270,000		Societe Generale North America, Inc	1.080	09/01/04	269,498
580,000	c	Variable Funding Capital Corporation	1.470	07/01/04	580,000
690,000	c	Yorktown Capital, LLC	1.140	07/02/04	689,978

TOTAL COMMERCIAL PAPER					11,628,438

MEDIUM TERM NOTES - 1.63% 400,000 Bank of America Corp (Sr Note)			1.060	07/19/04	400,000

TOTAL MEDIUM TERM NOTES					400,000

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 51.20%
200,000		Federal Farm Credit Discount (FFCB)	1.080	10/13/04	199,376
1,707,000		Federal Home Loan Bank (FHLB)	1.020	07/21/04	1,706,004
209,000		Federal Home Loan Bank (FHLB)	1.060	07/30/04	208,790
560,000		Federal Home Loan Bank (FHLB)	1.125	08/11/04	559,279
440,000		Federal Home Loan Bank (FHLB)	1.220	08/18/04	439,387
710,000		Federal Home Loan Bank (FHLB)	1.110	09/10/04	708,446
800,000		Federal Home Loan Bank (FHLB)	1.100	09/17/04	798,093
180,000		Federal Home Loan Bank (FHLB)	1.090	10/08/04	179,371
40,000		Federal Home Loan Bank (FHLB)	1.140	11/09/04	39,834
1,530,000		Federal National Mortgage Association (FNMA)	1.080	08/04/04	1,528,248
910,000		Federal National Mortgage Association (FNMA)	1.430	09/22/04	907,669
400,000		Federal National Mortgage Association (FNMA)	1.110	11/12/04	398,094
250,000		Federal National Mortgage Association (FNMA)	1.240	01/07/05	247,884
150,000		Frederal Home Loan Mortgage Corp (FHLMC)	1.300	07/15/04	149,935
1,080,000		Frederal Home Loan Mortgage Corp (FHLMC)	1.040	07/22/04	1,079,345
800,000		Frederal Home Loan Mortgage Corp (FHLMC)	1.160	07/28/04	799,358
530,000		Frederal Home Loan Mortgage Corp (FHLMC)	1.055	08/12/04	529,348

TIAA-CREF Life Funds — Money Market Fund

			Maturity
Principal		Rate	Date	Value
740,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.240	08/24/04	738,835
280,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.055	09/07/04	279,281
300,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.430	11/04/04	298,499
100,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.450	11/16/04	99,444
100,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.100	12/02/04	99,435
310,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.500	12/28/04	307,706
100,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.210	12/30/04	99,368
200,000	Frederal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	197,886

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				12,598,915

TOTAL SHORT TERM INVESTMENTS				24,627,353
(Cost $24,627,353)

TOTAL PORTFOLIO - 100.09%				24,627,353
(Cost $24,627,353)
OTHER ASSETS & LIABILITIES, NET - (0.09)%				(21,532)

NET ASSETS 100.00%				$24,605,821

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

Item 10. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS
Date: August 30, 2004	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 30, 2004	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President (principal executive officer)

Date: August 30, 2004	By:	/s/ Bertram L. Scott
Elizabeth A. Monrad Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification (EX-99.906CERT)